Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer, Non-cyclical - 34.7%
McKesson Corp.	8,365	$1,124,172
Medtronic plc[1]	11,211	1,091,839
Archer-Daniels-Midland Co.[1]	26,551	1,083,281
Amgen, Inc.	5,830	1,074,352
Merck & Company, Inc.[1]	12,446	1,043,597
Pfizer, Inc.[1]	23,605	1,022,569
Gilead Sciences, Inc.[1]	14,906	1,007,049
Kimberly-Clark Corp.	7,281	970,411
Ingredion, Inc.[1]	10,858	895,676
Zimmer Biomet Holdings, Inc.[1]	7,039	828,772
CVS Health Corp.	14,799	806,397
Molson Coors Brewing Co. — Class B1	13,799	772,744
Tyson Foods, Inc. — Class A	8,869	716,083
PepsiCo, Inc.	5,436	712,823
Pilgrim's Pride Corp.*,1	26,734	678,776
Hologic, Inc.*	14,100	677,082
Becton Dickinson and Co.	2,682	675,891
Darling Ingredients, Inc.*	33,858	673,435
Baxter International, Inc.	7,969	652,661
Allergan plc[1]	3,830	641,257
Cal-Maine Foods, Inc.	14,943	623,422
AmerisourceBergen Corp. — Class A	7,149	609,524
Johnson & Johnson	4,350	605,868
Cardinal Health, Inc.[1]	12,319	580,225
Hill-Rom Holdings, Inc.	5,507	576,142
AMERCO	1,475	558,361
Philip Morris International, Inc.	7,041	552,930
Biogen, Inc.*	2,291	535,796
Colgate-Palmolive Co.	7,348	526,631
Sysco Corp.	7,274	514,417
Bio-Rad Laboratories, Inc. — Class A*	1,603	501,082
Clorox Co.	3,183	487,349
Post Holdings, Inc.*	4,674	485,956
Vector Group Ltd.	47,936	467,376
Kroger Co.[1]	21,170	459,601
Herbalife Nutrition Ltd.*	10,628	454,453
Jazz Pharmaceuticals plc*	3,028	431,672
General Mills, Inc.	7,790	409,131
Integer Holdings Corp.*	4,740	397,781
ManpowerGroup, Inc.	4,028	389,105
JM Smucker Co.	2,888	332,669
Constellation Brands, Inc. — Class A1	1,685	331,844
Abbott Laboratories	3,917	329,420
Innoviva, Inc.*	21,919	319,141
Procter & Gamble Co.	2,814	308,555
Alexion Pharmaceuticals, Inc.*	2,329	305,053
Kraft Heinz Co.[1]	9,591	297,705
TrueBlue, Inc.*	13,180	290,751
Flowers Foods, Inc.	11,876	276,354
US Foods Holding Corp.*	7,667	274,172
B&G Foods, Inc.	11,599	241,259
Central Garden & Pet Co. — Class A*	9,698	238,959
Laboratory Corporation of America Holdings*	1,368	236,527
Macquarie Infrastructure Corp.	5,757	233,389
Mylan N.V.*,1	11,523	219,398
Total Consumer, Non-cyclical		31,550,885
Industrial - 14.6%
FedEx Corp.[1]	6,734	1,105,656
United Parcel Service, Inc. — Class B	6,669	688,708
CSX Corp.[1]	8,677	671,340
Cummins, Inc.	3,670	628,818
Knight-Swift Transportation Holdings, Inc.	18,237	598,903
Norfolk Southern Corp.[1]	2,949	587,824
Landstar System, Inc.	5,356	578,395
Schneider National, Inc. — Class B	30,339	553,383
J.B. Hunt Transport Services, Inc.[1]	5,810	531,092
Heartland Express, Inc.	28,768	519,838
Parker-Hannifin Corp.	3,057	519,721
Werner Enterprises, Inc.	16,533	513,846
Saia, Inc.*	7,606	491,880
Textron, Inc.	8,533	452,590
Caterpillar, Inc.	3,317	452,074
Kennametal, Inc.	11,987	443,399
Oshkosh Corp.	4,927	411,355
Huntington Ingalls Industries, Inc.	1,741	391,272
Forward Air Corp.	6,236	368,859
Kansas City Southern[1]	3,004	365,947
Echo Global Logistics, Inc.*	16,874	352,160
Waters Corp.*	1,577	339,433
Agilent Technologies, Inc.	4,237	316,377
Marten Transport Ltd.	16,847	305,773
Old Dominion Freight Line, Inc.	2,024	302,102
Masco Corp.	7,279	285,628
Avnet, Inc.	5,925	268,225
Vishay Intertechnology, Inc.	14,108	233,064
Total Industrial		13,277,662
Energy - 12.6%
Chevron Corp.[1]	9,374	1,166,500
Kinder Morgan, Inc.	55,831	1,165,751
Exxon Mobil Corp.[1]	14,925	1,143,703
ONEOK, Inc.[1]	15,771	1,085,203
Williams Companies, Inc.[1]	38,502	1,079,596
Phillips 66[1]	8,934	835,686
HollyFrontier Corp.[1]	17,424	806,383
Valero Energy Corp.[1]	9,200	787,612
Delek US Holdings, Inc.	17,682	716,475
Marathon Petroleum Corp.	10,824	604,845
Cheniere Energy, Inc.*	6,009	411,316
CVR Energy, Inc.	7,909	395,371
Targa Resources Corp.	9,724	381,764
Renewable Energy Group, Inc.*	21,116	334,900
Unit Corp.*	32,644	290,205
PBF Energy, Inc. — Class A	5,747	179,881
Total Energy		11,385,191
Communications - 11.5%
Omnicom Group, Inc.[1]	13,896	1,138,777
Verizon Communications, Inc.	16,557	945,902
Discovery, Inc. — Class A*	27,121	832,615
AT&T, Inc.	21,076	706,257
AMC Networks, Inc. — Class A*	12,806	697,799

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Communications - 11.5% (continued)
Shenandoah Telecommunications Co.	17,186	$662,005
Cogent Communications Holdings, Inc.	10,086	598,705
TEGNA, Inc.	37,471	567,686
John Wiley & Sons, Inc. — Class A	11,385	522,116
MSG Networks, Inc. — Class A*	24,650	511,241
Scholastic Corp.	14,206	472,207
Alphabet, Inc. — Class C*	397	429,121
Meredith Corp.	7,616	419,337
ATN International, Inc.	7,247	418,369
Comcast Corp. — Class A	7,707	325,852
News Corp. — Class A	21,295	287,270
Facebook, Inc. — Class A*	1,240	239,320
New Media Investment Group, Inc.	23,766	224,351
Vonage Holdings Corp.*	19,528	221,252
InterDigital, Inc.	3,376	217,414
Total Communications		10,437,596
Utilities - 8.4%
Pinnacle West Capital Corp.	10,749	1,011,373
Portland General Electric Co.[1]	18,436	998,678
National Fuel Gas Co.[1]	18,134	956,568
PPL Corp.[1]	27,480	852,155
Ameren Corp.[1]	10,937	821,478
FirstEnergy Corp.[1]	18,070	773,577
Exelon Corp.	12,723	609,941
AES Corp.[1]	35,381	592,986
OGE Energy Corp.	13,492	574,219
Southern Co.	4,189	231,568
NRG Energy, Inc.	6,309	221,572
Total Utilities		7,644,115
Consumer, Cyclical - 8.4%
Delta Air Lines, Inc.[1]	15,441	876,277
JetBlue Airways Corp.*,1	44,748	827,391
Allison Transmission Holdings, Inc.	16,576	768,298
Southwest Airlines Co.	13,971	709,447
United Continental Holdings, Inc.*,1	7,395	647,432
Casey's General Stores, Inc.	3,535	551,425
Alaska Air Group, Inc.	8,373	535,118
World Fuel Services Corp.	14,816	532,783
PACCAR, Inc.	5,309	380,443
Cinemark Holdings, Inc.[1]	9,481	342,264
SkyWest, Inc.	5,385	326,708
Lear Corp.	2,301	320,460
Lions Gate Entertainment Corp. — Class A	23,442	287,165
Nu Skin Enterprises, Inc. — Class A	4,867	240,040
Walgreens Boots Alliance, Inc.	4,335	236,995
Total Consumer, Cyclical		7,582,246
Financial - 7.4%
Equity Commonwealth REIT	35,466	1,153,354
Apartment Investment & Management Co. — Class A REIT	22,826	1,144,039
Medical Properties Trust, Inc. REIT[1]	53,300	929,552
HCP, Inc. REIT	24,754	791,633
Hospitality Properties Trust REIT	15,457	386,425
Deluxe Corp.	9,119	370,779
Summit Hotel Properties, Inc. REIT	23,315	267,423
Assured Guaranty Ltd.	6,169	259,591
Host Hotels & Resorts, Inc. REIT	13,934	253,878
Hartford Financial Services Group, Inc.[1]	4,263	237,534
MetLife, Inc.	4,768	236,827
Prudential Financial, Inc.[1]	2,281	230,381
JPMorgan Chase & Co.	2,034	227,401
Northern Trust Corp.	2,423	218,070
Total Financial		6,706,887
Technology - 1.6%
Skyworks Solutions, Inc.	8,328	643,505
Activision Blizzard, Inc.	7,135	336,772
Diodes, Inc.*	6,787	246,843
Oracle Corp.[1]	4,222	240,527
Total Technology		1,467,647
Basic Materials - 0.6%
Westlake Chemical Corp.[1]	4,197	291,523
Domtar Corp.	6,141	273,459
Total Basic Materials		564,982
Total Common Stocks
(Cost $89,350,970)		90,617,211

MONEY MARKET FUND† - 2.2%
Goldman Sachs Financial Square Treasury Instruments Fund – Institutional Class 2.08%[2]	2,023,452	2,023,452
Total Money Market Fund
(Cost $2,023,452)		2,023,452
Total Investments - 102.0%
(Cost $91,374,422)		$92,640,663
Other Assets & Liabilities, net - (2.0)%		(1,784,102)
Total Net Assets - 100.0%		$90,856,561

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)		Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Goldman Sachs International	Alpha Opportunity Portfolio Long Custom Basket Swap[5]	2.83%		At Maturity	05/06/24	$10,118,458	$251,948

Morgan Stanley Capital Services LLC	Alpha Opportunity Portfolio Long Custom Basket Swap[3]	2.78%		At Maturity	02/01/24	9,505,685	197,939
						$19,624,143	$449,887
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	Alpha Opportunity Portfolio Short Custom Basket Swap[4]	(2.08%	)	At Maturity	02/01/24	$44,927,071	$(1,644,388)
Goldman Sachs International	Alpha Opportunity Portfolio Short Custom Basket Swap[6]	(2.18%	)	At Maturity	05/06/24	44,060,884	(522,592)
						$88,987,955	$(2,166,980)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

CUSTOM BASKET OF LONG SECURITIES[3]
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation
Tyson Foods, Inc. — Class A	927	0.78%	$17,896
McKesson Corp.	874	1.23%	16,327
Kimberly-Clark Corp.	761	1.07%	15,864
Kinder Morgan, Inc.	5,835	1.28%	14,625
Delek US Holdings, Inc.	1,848	0.79%	14,187
TEGNA, Inc.	3,916	0.62%	13,717
Omnicom Group, Inc.	1,452	1.25%	13,199
Pilgrim's Pride Corp.*	2,794	0.75%	11,791
Casey's General Stores, Inc.	369	0.61%	11,650
JetBlue Airways Corp.*	4,677	0.91%	11,332
Delta Air Lines, Inc.	1,613	0.96%	10,988
World Fuel Services Corp.	1,548	0.59%	10,498
Allergan plc	400	0.70%	10,484
Portland General Electric Co.	1,927	1.10%	10,064
Cummins, Inc.	383	0.69%	8,746
AT&T, Inc.	2,202	0.78%	8,611
Merck & Company, Inc.	1,300	1.15%	8,576
Medtronic plc	1,171	1.20%	8,349
FirstEnergy Corp.	1,888	0.85%	8,087
Discovery, Inc. — Class A*	2,834	0.92%	8,037
CVR Energy, Inc.	826	0.43%	7,885
Alaska Air Group, Inc.	875	0.59%	7,805
Pinnacle West Capital Corp.	1,123	1.11%	7,531
United Continental Holdings, Inc.*	772	0.71%	6,963
ManpowerGroup, Inc.	421	0.43%	6,129
CSX Corp.	907	0.74%	6,002
Oshkosh Corp.	514	0.45%	5,483
Gilead Sciences, Inc.	1,558	1.11%	5,443
Norfolk Southern Corp.	308	0.65%	5,208
SkyWest, Inc.	562	0.36%	4,927
Constellation Brands, Inc. — Class A	176	0.36%	4,788
Hill-Rom Holdings, Inc.	575	0.63%	4,736
Hologic, Inc.*	1,473	0.74%	4,665
Jazz Pharmaceuticals plc*	316	0.47%	4,296
Colgate-Palmolive Co.	768	0.58%	4,199
Caterpillar, Inc.	346	0.50%	4,027
Huntington Ingalls Industries, Inc.	182	0.43%	3,984
Sysco Corp.	760	0.57%	3,861
MetLife, Inc.	498	0.26%	3,809
Facebook, Inc. — Class A*	129	0.26%	3,500
Williams Companies, Inc.	4,024	1.19%	3,313
AmerisourceBergen Corp. — Class A	747	0.67%	3,285
Pfizer, Inc.	2,467	1.12%	3,207
Saia, Inc.*	795	0.54%	3,142
Hartford Financial Services Group, Inc.	445	0.26%	3,111
Agilent Technologies, Inc.	442	0.35%	3,025
PACCAR, Inc.	554	0.42%	2,847
Knight-Swift Transportation Holdings, Inc.	1,906	0.66%	2,783
Becton Dickinson and Co.	280	0.74%	2,778
News Corp. — Class A	2,225	0.32%	2,626
Allison Transmission Holdings, Inc.	1,732	0.84%	2,600
JPMorgan Chase & Co.	212	0.25%	2,591
Flowers Foods, Inc.	1,241	0.30%	2,581
Prudential Financial, Inc.	238	0.25%	2,514
Textron, Inc.	891	0.50%	2,482
Baxter International, Inc.	832	0.72%	2,441
AMERCO	154	0.61%	2,421
CVS Health Corp.	1,644	0.94%	2,333
Marten Transport Ltd.	1,760	0.34%	2,331
Abbott Laboratories	409	0.36%	2,309
Kansas City Southern	314	0.40%	2,217
Kennametal, Inc.	1,252	0.49%	2,216
ATN International, Inc.	757	0.46%	2,164
Philip Morris International, Inc.	735	0.61%	2,031
Innoviva, Inc.*	2,290	0.35%	1,992
Landstar System, Inc.	559	0.64%	1,969
Oracle Corp.	441	0.26%	1,835
Diodes, Inc.*	709	0.27%	1,780
General Mills, Inc.	814	0.45%	1,743
Bio-Rad Laboratories, Inc. — Class A*	167	0.55%	1,698
Parker-Hannifin Corp.	319	0.57%	1,692
Avnet, Inc.	619	0.29%	1,659
John Wiley & Sons, Inc. — Class A	1,190	0.57%	1,645
Chevron Corp.	979	1.28%	1,615
Clorox Co.	332	0.53%	1,579
Lear Corp.	240	0.35%	1,546
ONEOK, Inc.	1,648	1.19%	1,521
Marathon Petroleum Corp.	1,131	0.66%	1,505
Cheniere Energy, Inc.*	628	0.45%	1,408
Southwest Airlines Co.	1,460	0.78%	1,387
JM Smucker Co.	301	0.36%	1,292
Old Dominion Freight Line, Inc.	211	0.33%	1,285
Central Garden & Pet Co. — Class A*	1,013	0.26%	1,185
Alexion Pharmaceuticals, Inc.*	243	0.33%	1,163
Westlake Chemical Corp.	438	0.32%	1,156
US Foods Holding Corp.*	801	0.30%	1,091
Ameren Corp.	1,143	0.90%	1,081
Cogent Communications Holdings, Inc.	1,054	0.66%	1,081
Laboratory Corporation of America Holdings*	143	0.26%	928
Masco Corp.	760	0.31%	913
Procter & Gamble Co.	294	0.34%	909
Biogen, Inc.*	239	0.59%	886
Assured Guaranty Ltd.	644	0.29%	799
Equity Commonwealth	3,706	1.27%	785
Johnson & Johnson	454	0.67%	732
Valero Energy Corp.	961	0.87%	704
PepsiCo, Inc.	568	0.78%	701
Nu Skin Enterprises, Inc. — Class A	508	0.26%	615
Southern Co.	437	0.25%	569
Northern Trust Corp.	253	0.24%	390
Summit Hotel Properties, Inc.	2,436	0.29%	260
Activision Blizzard, Inc.	745	0.37%	152
HCP, Inc.	2,587	0.87%	90

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Deluxe Corp.	953	0.41%	$14
Integer Holdings Corp.*	495	0.44%	(31)
Host Hotels & Resorts, Inc.	1,456	0.28%	(57)
Macquarie Infrastructure Corp.	601	0.26%	(164)
Echo Global Logistics, Inc.*	1,763	0.39%	(166)
InterDigital, Inc.	352	0.24%	(239)
Skyworks Solutions, Inc.	870	0.71%	(431)
PPL Corp.	2,872	0.94%	(434)
OGE Energy Corp.	1,410	0.63%	(495)
Zimmer Biomet Holdings, Inc.	735	0.91%	(531)
Apartment Investment & Management Co. — Class A	2,385	1.26%	(577)
Comcast Corp. — Class A	805	0.36%	(760)
AES Corp.	3,698	0.65%	(903)
TrueBlue, Inc.*	1,377	0.32%	(1,050)
Vonage Holdings Corp.*	2,041	0.24%	(1,120)
Cardinal Health, Inc.	1,287	0.64%	(1,236)
Verizon Communications, Inc.	1,729	1.04%	(1,295)
Kraft Heinz Co.	1,002	0.33%	(1,554)
Amgen, Inc.	609	1.18%	(1,644)
B&G Foods, Inc.	1,212	0.27%	(1,672)
Meredith Corp.	796	0.46%	(1,748)
Hospitality Properties Trust	1,615	0.42%	(2,180)
AMC Networks, Inc. — Class A*	1,338	0.77%	(2,309)
Alphabet, Inc. — Class C*	41	0.47%	(2,381)
Targa Resources Corp.	1,016	0.42%	(2,437)
Forward Air Corp.	651	0.41%	(2,495)
Post Holdings, Inc.*	488	0.53%	(2,515)
Medical Properties Trust, Inc.	5,570	1.02%	(2,623)
Vishay Intertechnology, Inc.	1,474	0.26%	(2,712)
Domtar Corp.	641	0.30%	(2,855)
MSG Networks, Inc. — Class A*	2,576	0.56%	(2,860)
Darling Ingredients, Inc.*	3,538	0.74%	(3,322)
Cinemark Holdings, Inc.	991	0.38%	(3,329)
Heartland Express, Inc.	3,006	0.57%	(3,341)
Walgreens Boots Alliance, Inc.	453	0.26%	(3,425)
Exelon Corp.	1,329	0.67%	(3,442)
Phillips 66	933	0.92%	(3,480)
Cal-Maine Foods, Inc.	1,561	0.69%	(3,593)
NRG Energy, Inc.	659	0.24%	(3,610)
Werner Enterprises, Inc.	1,728	0.56%	(3,670)
Exxon Mobil Corp.	1,559	1.26%	(3,838)
United Parcel Service, Inc. — Class B	697	0.76%	(3,892)
J.B. Hunt Transport Services, Inc.	607	0.58%	(4,181)
Archer-Daniels-Midland Co.	2,775	1.19%	(4,690)
Molson Coors Brewing Co. — Class B	1,442	0.85%	(4,744)
New Media Investment Group, Inc.	2,484	0.25%	(5,191)
Vector Group Ltd.	5,010	0.51%	(5,261)
Waters Corp.*	164	0.37%	(5,599)
PBF Energy, Inc. — Class A	1,720	0.57%	(5,791)
Unit Corp.*	3,411	0.32%	(7,069)
Kroger Co.	2,212	0.51%	(7,365)
Scholastic Corp.	1,484	0.52%	(7,426)
Schneider National, Inc. — Class B	3,171	0.61%	(7,817)
HollyFrontier Corp.	1,821	0.89%	(8,133)
FedEx Corp.	703	1.21%	(8,366)
Lions Gate Entertainment Corp. — Class A	2,450	0.32%	(8,575)
Herbalife Nutrition Ltd.*	1,110	0.50%	(11,522)
Ingredion, Inc.	1,134	0.98%	(11,828)
Mylan N.V.*	1,204	0.24%	(12,113)
Shenandoah Telecommunications Co.	1,796	0.73%	(13,578)
National Fuel Gas Co.	1,895	1.05%	(14,369)
Renewable Energy Group, Inc.*	2,207	0.37%	(14,999)
Total Custom Basket of Long Securities			$197,939

CUSTOM BASKET OF SHORT SECURITIES[4]
Core Laboratories N.V.	(4,920)	(0.58%)	76,167
Palo Alto Networks, Inc.*	(1,674)	(0.77%)	62,388
National Oilwell Varco, Inc.	(12,386)	(0.62%)	61,732
Texas Roadhouse, Inc. — Class A	(5,549)	(0.67%)	42,117
Realty Income Corp.	(8,545)	(1.32%)	38,282
New York Community Bancorp, Inc.	(20,694)	(0.46%)	37,959
FireEye, Inc.*	(10,600)	(0.35%)	33,178
Nutanix, Inc. — Class A*	(2,440)	(0.14%)	28,411
salesforce.com, Inc.*	(3,049)	(1.03%)	24,838
Concho Resources, Inc.	(2,742)	(0.63%)	23,950
Empire State Realty Trust, Inc. — Class A	(23,192)	(0.76%)	23,671
NewMarket Corp.	(871)	(0.78%)	20,411
Paychex, Inc.	(3,512)	(0.64%)	17,922
Hudson Pacific Properties, Inc.	(13,473)	(1.00%)	17,529
Brandywine Realty Trust	(14,505)	(0.46%)	17,471
BOK Financial Corp.	(4,080)	(0.69%)	17,177
CVB Financial Corp.	(14,936)	(0.70%)	17,068
Autodesk, Inc.*	(1,548)	(0.56%)	16,957
New Residential Investment Corp.	(11,819)	(0.40%)	15,952
Agree Realty Corp.	(7,293)	(1.04%)	15,211
Alarm.com Holdings, Inc.*	(1,523)	(0.18%)	11,559
Kaiser Aluminum Corp.	(1,853)	(0.40%)	11,337
CNO Financial Group, Inc.	(9,288)	(0.34%)	11,064
Signature Bank	(1,414)	(0.38%)	9,969
Rollins, Inc.	(5,788)	(0.46%)	9,535
Federal Realty Investment Trust	(1,052)	(0.30%)	8,711
STORE Capital Corp.	(11,100)	(0.82%)	8,608
DocuSign, Inc.*	(1,717)	(0.19%)	8,295
Douglas Emmett, Inc.	(8,245)	(0.73%)	7,833
Fortive Corp.	(4,751)	(0.86%)	7,550
First Republic Bank	(2,285)	(0.50%)	6,398

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Alexandria Real Estate Equities, Inc.	(2,468)	(0.78%)	$4,560
Glacier Bancorp, Inc.	(5,013)	(0.45%)	4,388
WesBanco, Inc.	(3,670)	(0.31%)	4,304
American Campus Communities, Inc.	(3,137)	(0.32%)	4,015
Diamondback Energy, Inc.	(2,505)	(0.61%)	3,844
MFA Financial, Inc.	(25,499)	(0.41%)	3,570
First Financial Bankshares, Inc.	(10,637)	(0.73%)	3,567
CoreSite Realty Corp.	(1,187)	(0.30%)	3,320
Healthcare Realty Trust, Inc.	(4,616)	(0.32%)	3,244
MongoDB, Inc.*	(572)	(0.19%)	3,141
UDR, Inc.	(7,160)	(0.72%)	3,079
Tyler Technologies, Inc.*	(1,166)	(0.56%)	2,433
Equity Residential	(2,114)	(0.36%)	1,627
BankUnited, Inc.	(7,199)	(0.54%)	1,497
ServiceNow, Inc.*	(328)	(0.20%)	1,053
WR Grace & Co.	(8,301)	(1.41%)	830
WP Carey, Inc.	(2,823)	(0.51%)	829
Twilio, Inc. — Class A*	(667)	(0.20%)	460
MercadoLibre, Inc.*	(147)	(0.20%)	256
Columbia Financial, Inc.*	(9,311)	(0.31%)	226
Steven Madden Ltd.	(1)	0.00%	1
HubSpot, Inc.*	(532)	(0.20%)	(13)
Associated Banc-Corp.	(8,594)	(0.40%)	(172)
Elastic N.V.*	(1,209)	(0.20%)	(218)
Essex Property Trust, Inc.	(553)	(0.36%)	(221)
Workday, Inc. — Class A*	(441)	(0.20%)	(247)
VeriSign, Inc.*	(435)	(0.20%)	(497)
Trade Desk, Inc. — Class A*	(398)	(0.20%)	(529)
Blackline, Inc.*	(1,705)	(0.20%)	(1,027)
NIKE, Inc. — Class B	(1,653)	(0.31%)	(1,451)
PTC, Inc.*	(4,450)	(0.89%)	(1,775)
Paylocity Holding Corp.*	(972)	(0.20%)	(1,855)
Anaplan, Inc.*	(1,813)	(0.20%)	(1,895)
Okta, Inc.*	(745)	(0.20%)	(1,928)
Q2 Holdings, Inc.*	(1,210)	(0.21%)	(1,971)
Dominion Energy, Inc.	(10,788)	(1.86%)	(2,048)
RingCentral, Inc. — Class A*	(812)	(0.21%)	(2,111)
Zendesk, Inc.*	(1,027)	(0.20%)	(2,232)
Everbridge, Inc.*	(1,014)	(0.20%)	(2,406)
People's United Financial, Inc.	(17,243)	(0.64%)	(2,473)
Veeva Systems, Inc. — Class A*	(579)	(0.21%)	(3,094)
Aspen Technology, Inc.*	(749)	(0.21%)	(3,131)
Paycom Software, Inc.*	(415)	(0.21%)	(3,280)
Zscaler, Inc.*	(1,227)	(0.21%)	(3,666)
Blackstone Mortgage Trust, Inc. — Class A	(6,231)	(0.49%)	(3,676)
Allegheny Technologies, Inc.*	(14,116)	(0.79%)	(3,754)
PayPal Holdings, Inc.*	(2,825)	(0.72%)	(3,834)
Atlassian Corporation plc — Class A*	(720)	(0.21%)	(3,846)
Alteryx, Inc. — Class A*	(868)	(0.21%)	(4,019)
Avalara, Inc.*	(1,304)	(0.21%)	(4,124)
Marsh & McLennan Companies, Inc.	(1,673)	(0.37%)	(4,204)
Chegg, Inc.*	(2,444)	(0.21%)	(4,370)
Atmos Energy Corp.	(1,776)	(0.42%)	(4,653)
Coupa Software, Inc.*	(752)	(0.21%)	(4,656)
American Water Works Company, Inc.	(1,436)	(0.37%)	(5,057)
Universal Display Corp.	(510)	(0.21%)	(5,467)
Welltower, Inc.	(3,878)	(0.70%)	(5,613)
Southern Copper Corp.	(9,610)	(0.83%)	(5,808)
Redwood Trust, Inc.	(13,801)	(0.51%)	(6,348)
Old National Bancorp	(27,742)	(1.02%)	(6,439)
Marriott Vacations Worldwide Corp.	(2,500)	(0.54%)	(7,172)
Proofpoint, Inc.*	(2,099)	(0.56%)	(7,286)
Appfolio, Inc. — Class A*	(1,859)	(0.42%)	(7,749)
Extra Space Storage, Inc.	(1,851)	(0.44%)	(7,925)
Compass Minerals International, Inc.	(4,587)	(0.56%)	(7,968)
American Tower Corp. — Class A	(1,439)	(0.65%)	(7,987)
Intercontinental Exchange, Inc.	(1,817)	(0.35%)	(8,613)
CubeSmart	(6,638)	(0.49%)	(8,778)
Fair Isaac Corp.*	(472)	(0.33%)	(8,786)
Axis Capital Holdings Ltd.	(2,617)	(0.35%)	(9,717)
Avery Dennison Corp.	(1,652)	(0.43%)	(10,110)
McDonald's Corp.	(1,215)	(0.56%)	(10,264)
Commercial Metals Co.	(21,032)	(0.84%)	(10,514)
CoStar Group, Inc.*	(547)	(0.67%)	(11,531)
Monolithic Power Systems, Inc.	(2,118)	(0.64%)	(11,620)
Adobe, Inc.*	(1,082)	(0.71%)	(12,213)
Amazon.com, Inc.*	(98)	(0.41%)	(12,537)
RPM International, Inc.	(3,280)	(0.45%)	(12,890)
Cintas Corp.	(1,235)	(0.65%)	(13,496)
PPG Industries, Inc.	(1,637)	(0.43%)	(13,958)
Reliance Steel & Aluminum Co.	(1,985)	(0.42%)	(14,236)
NextEra Energy, Inc.	(1,467)	(0.67%)	(14,923)
Capitol Federal Financial, Inc.	(32,491)	(1.00%)	(14,946)
Sherwin-Williams Co.	(476)	(0.49%)	(15,762)
Camden Property Trust	(3,414)	(0.79%)	(16,238)
Advanced Micro Devices, Inc.*	(5,134)	(0.35%)	(16,263)
Microchip Technology, Inc.	(3,624)	(0.70%)	(16,327)
Crown Castle International Corp.	(4,109)	(1.19%)	(16,600)
Dunkin' Brands Group, Inc.	(2,896)	(0.51%)	(16,652)
Schlumberger Ltd.	(14,432)	(1.28%)	(17,126)
American Homes 4 Rent — Class A	(10,482)	(0.57%)	(18,183)
CyrusOne, Inc.	(3,370)	(0.43%)	(18,548)
Sensient Technologies Corp.	(2,243)	(0.37%)	(19,334)
South Jersey Industries, Inc.	(12,801)	(0.96%)	(19,842)
Liberty Property Trust	(13,679)	(1.52%)	(19,943)
KAR Auction Services, Inc.	(5,141)	(0.29%)	(21,294)
First Industrial Realty Trust, Inc.	(6,947)	(0.57%)	(21,840)
Pacific Premier Bancorp, Inc.	(6,902)	(0.47%)	(22,418)
IAA, Inc.*	(5,141)	(0.44%)	(23,207)
SPS Commerce, Inc.*	(1,667)	(0.38%)	(23,288)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Depreciation
EastGroup Properties, Inc.	(4,542)	(1.17%)	$(23,684)
Arthur J Gallagher & Co.	(2,645)	(0.52%)	(24,784)
Valley National Bancorp	(49,376)	(1.18%)	(25,079)
Invitation Homes, Inc.	(10,196)	(0.61%)	(26,306)
International Flavors & Fragrances, Inc.	(2,850)	(0.92%)	(26,455)
Balchem Corp.	(3,529)	(0.79%)	(28,514)
Guidewire Software, Inc.*	(4,133)	(0.93%)	(29,078)
Linde plc	(955)	(0.43%)	(29,123)
Washington Federal, Inc.	(5,456)	(0.42%)	(30,772)
Wingstop, Inc.	(3,002)	(0.63%)	(32,078)
Wyndham Hotels & Resorts, Inc.	(6,823)	(0.85%)	(35,015)
Vulcan Materials Co.	(1,240)	(0.38%)	(37,664)
Costco Wholesale Corp.	(1,541)	(0.91%)	(38,294)
Equinix, Inc.	(701)	(0.79%)	(38,444)
MarketAxess Holdings, Inc.	(524)	(0.37%)	(40,002)
Martin Marietta Materials, Inc.	(958)	(0.49%)	(41,951)
Americold Realty Trust	(14,119)	(1.02%)	(43,441)
IHS Markit Ltd.*	(9,393)	(1.33%)	(45,009)
Pool Corp.	(1,524)	(0.65%)	(45,964)
TransDigm Group, Inc.*	(1,379)	(1.48%)	(47,195)
Woodward, Inc.	(2,549)	(0.64%)	(47,649)
Bright Horizons Family Solutions, Inc.*	(1,812)	(0.61%)	(48,163)
Pegasystems, Inc.	(7,017)	(1.11%)	(49,394)
Everest Re Group Ltd.	(1,588)	(0.87%)	(49,451)
Equity LifeStyle Properties, Inc.	(3,324)	(0.90%)	(52,056)
Ball Corp.	(4,713)	(0.73%)	(55,323)
Sun Communities, Inc.	(5,557)	(1.59%)	(55,626)
TransUnion	(7,678)	(1.26%)	(56,396)
SBA Communications Corp.*	(2,920)	(1.46%)	(60,354)
Materion Corp.	(5,408)	(0.82%)	(62,019)
RLI Corp.	(4,564)	(0.87%)	(67,319)
Air Products & Chemicals, Inc.	(1,835)	(0.92%)	(71,051)
Scotts Miracle-Gro Co. — Class A	(3,494)	(0.77%)	(73,245)
Terreno Realty Corp.	(10,179)	(1.11%)	(88,770)
AptarGroup, Inc.	(4,899)	(1.36%)	(93,091)
Rexford Industrial Realty, Inc.	(18,198)	(1.64%)	(102,931)
Total Custom Basket of Short Securities			$(1,644,388)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

CUSTOM BASKET OF LONG SECURITIES[5]
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation
Medicines Co.*	8,170	2.93%	$21,949
RMR Group, Inc. — Class A	6,550	3.04%	18,333
Allergan plc	400	0.66%	17,833
HollyFrontier Corp.	1,821	0.83%	10,489
Marathon Petroleum Corp.	1,131	0.62%	9,172
Delek US Holdings, Inc.	1,848	0.74%	9,092
Valero Energy Corp.	962	0.81%	8,899
PBF Energy, Inc. — Class A	1,720	0.53%	8,772
Phillips 66	934	0.86%	8,247
Amgen, Inc.	609	1.11%	5,883
ONEOK, Inc.	1,648	1.12%	5,092
Discovery, Inc. — Class A*	2,835	0.86%	4,905
Kennametal, Inc.	1,253	0.46%	4,749
Jazz Pharmaceuticals plc*	317	0.45%	4,441
CVR Energy, Inc.	827	0.41%	4,408
World Fuel Services Corp.	1,549	0.55%	4,322
Becton Dickinson and Co.	280	0.70%	4,197
Allison Transmission Holdings, Inc.	1,733	0.79%	4,159
Renewable Energy Group, Inc.*	2,207	0.35%	4,127
Saia, Inc.*	795	0.51%	4,007
Omnicom Group, Inc.	1,452	1.18%	3,978
Textron, Inc.	892	0.47%	3,907
News Corp. — Class A	2,226	0.30%	3,762
United Continental Holdings, Inc.*	773	0.67%	3,695
Casey's General Stores, Inc.	370	0.57%	3,552
Landstar System, Inc.	560	0.60%	3,550
Baxter International, Inc.	833	0.67%	3,540
Knight-Swift Transportation Holdings, Inc.	1,906	0.62%	3,393
Alexion Pharmaceuticals, Inc.*	244	0.32%	3,377
FedEx Corp.	704	1.14%	3,344
Meredith Corp.	796	0.43%	3,224
Chevron Corp.	980	1.21%	3,205
Cardinal Health, Inc.	1,288	0.60%	3,168
Caterpillar, Inc.	347	0.47%	3,126
Integer Holdings Corp.*	495	0.41%	3,099
AT&T, Inc.	2,203	0.73%	3,084
Westlake Chemical Corp.	439	0.30%	3,038
Delta Air Lines, Inc.	1,614	0.91%	3,018
Skyworks Solutions, Inc.	871	0.67%	2,874
Huntington Ingalls Industries, Inc.	182	0.40%	2,816
Exxon Mobil Corp.	1,560	1.18%	2,792
Werner Enterprises, Inc.	1,728	0.53%	2,765
Bio-Rad Laboratories, Inc. — Class A*	168	0.52%	2,764
Alaska Air Group, Inc.	875	0.55%	2,756
Cummins, Inc.	384	0.65%	2,738
Oshkosh Corp.	515	0.42%	2,730
Ingredion, Inc.	1,135	0.93%	2,565
Gilead Sciences, Inc.	1,558	1.04%	2,275
United Parcel Service, Inc. — Class B	697	0.71%	2,272
Unit Corp.*	3,412	0.30%	2,252
J.B. Hunt Transport Services, Inc.	607	0.55%	2,125
Agilent Technologies, Inc.	443	0.33%	2,029
Molson Coors Brewing Co. — Class B	1,442	0.80%	1,976
Facebook, Inc. — Class A*	130	0.25%	1,937
Mylan N.V.*	1,204	0.23%	1,842
Old Dominion Freight Line, Inc.	212	0.31%	1,806
Diodes, Inc.*	709	0.25%	1,751
Archer-Daniels-Midland Co.	2,775	1.12%	1,748
ManpowerGroup, Inc.	421	0.40%	1,713
Williams Companies, Inc.	4,024	1.12%	1,650
Pfizer, Inc.	2,467	1.06%	1,604
Darling Ingredients, Inc.*	3,539	0.70%	1,593
McKesson Corp.	874	1.16%	1,564
Innoviva, Inc.*	2,291	0.33%	1,466
Cheniere Energy, Inc.*	628	0.42%	1,444
AES Corp.	3,698	0.61%	1,405
Oracle Corp.	441	0.25%	1,336
Abbott Laboratories	409	0.34%	1,219
Waters Corp.*	165	0.35%	1,213
HCP, Inc.	2,587	0.82%	1,164
PPL Corp.	2,872	0.88%	1,149
Biogen, Inc.*	239	0.55%	1,145
Merck & Company, Inc.	1,301	1.08%	1,132
PACCAR, Inc.	555	0.39%	1,038
Masco Corp.	761	0.30%	989
Vishay Intertechnology, Inc.	1,475	0.24%	988
Parker-Hannifin Corp.	320	0.54%	938
Domtar Corp.	642	0.28%	918
TEGNA, Inc.	3,917	0.59%	901
Laboratory Corporation of America Holdings*	143	0.24%	899
Schneider National, Inc. — Class B	3,171	0.57%	888
TrueBlue, Inc.*	1,378	0.30%	868
Cal-Maine Foods, Inc.	1,562	0.64%	859
CVS Health Corp.	1,644	0.89%	855
Comcast Corp. — Class A	806	0.34%	854
Shenandoah Telecommunications Co.	1,796	0.68%	844
Kansas City Southern	314	0.38%	826
Echo Global Logistics, Inc.*	1,764	0.36%	811
Walgreens Boots Alliance, Inc.	453	0.24%	811
Kraft Heinz Co.	1,002	0.31%	802
Targa Resources Corp.	1,016	0.39%	792
John Wiley & Sons, Inc. — Class A	1,190	0.54%	678
SkyWest, Inc.	563	0.34%	642
Lear Corp.	241	0.33%	636
Hospitality Properties Trust	1,616	0.40%	630
Kinder Morgan, Inc.	5,835	1.20%	584
Northern Trust Corp.	253	0.23%	562
MetLife, Inc.	498	0.24%	558
Verizon Communications, Inc.	1,730	0.98%	519
Hill-Rom Holdings, Inc.	576	0.60%	518
Hartford Financial Services Group, Inc.	446	0.25%	459

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Marten Transport Ltd.	1,761	0.32%	$458
Avnet, Inc.	619	0.28%	433
Forward Air Corp.	652	0.38%	411
AmerisourceBergen Corp. — Class A	747	0.63%	403
Hologic, Inc.*	1,474	0.70%	383
NRG Energy, Inc.	659	0.23%	376
Activision Blizzard, Inc.	746	0.35%	373
Constellation Brands, Inc. — Class A	176	0.34%	348
Flowers Foods, Inc.	1,241	0.29%	335
Southern Co.	438	0.24%	320
Scholastic Corp.	1,485	0.49%	312
Prudential Financial, Inc.	238	0.24%	300
Southwest Airlines Co.	1,460	0.73%	292
Philip Morris International, Inc.	736	0.57%	287
JPMorgan Chase & Co.	213	0.24%	239
MSG Networks, Inc. — Class A*	2,576	0.53%	232
Ameren Corp.	1,143	0.85%	206
General Mills, Inc.	814	0.42%	122
FirstEnergy Corp.	1,889	0.80%	113
Norfolk Southern Corp.	308	0.61%	111
Assured Guaranty Ltd.	645	0.27%	97
Portland General Electric Co.	1,927	1.03%	96
Alphabet, Inc. — Class C*	42	0.45%	92
Procter & Gamble Co.	294	0.32%	79
AMC Networks, Inc. — Class A*	1,339	0.72%	(134)
Medtronic plc	1,172	1.13%	(199)
Johnson & Johnson	455	0.63%	(228)
Macquarie Infrastructure Corp.	602	0.24%	(229)
InterDigital, Inc.	353	0.22%	(297)
Deluxe Corp.	953	0.38%	(314)
National Fuel Gas Co.	1,895	0.99%	(379)
OGE Energy Corp.	1,410	0.59%	(479)
Host Hotels & Resorts, Inc.	1,456	0.26%	(524)
New Media Investment Group, Inc.	2,484	0.23%	(546)
Central Garden & Pet Co. — Class A*	1,014	0.25%	(548)
Nu Skin Enterprises, Inc. — Class A	509	0.25%	(626)
Summit Hotel Properties, Inc.	2,437	0.28%	(658)
Vonage Holdings Corp.*	2,041	0.23%	(816)
Post Holdings, Inc.*	489	0.50%	(817)
US Foods Holding Corp.*	801	0.28%	(817)
Cogent Communications Holdings, Inc.	1,054	0.62%	(949)
Clorox Co.	333	0.50%	(1,006)
Kimberly-Clark Corp.	761	1.00%	(1,012)
CSX Corp.	907	0.69%	(1,116)
Herbalife Nutrition Ltd.*	1,111	0.47%	(1,122)
PepsiCo, Inc.	568	0.74%	(1,176)
Colgate-Palmolive Co.	768	0.54%	(1,275)
Cinemark Holdings, Inc.	991	0.35%	(1,278)
Tyson Foods, Inc. — Class A	927	0.74%	(1,455)
Sysco Corp.	760	0.53%	(1,550)
Exelon Corp.	1,330	0.63%	(1,689)
AMERCO	154	0.58%	(1,964)
Heartland Express, Inc.	3,007	0.54%	(1,985)
Zimmer Biomet Holdings, Inc.	736	0.86%	(2,017)
JM Smucker Co.	302	0.34%	(2,392)
Apartment Investment & Management Co. — Class A	2,386	1.18%	(2,410)
Pinnacle West Capital Corp.	1,123	1.04%	(2,583)
B&G Foods, Inc.	1,212	0.25%	(2,630)
JetBlue Airways Corp.*	4,677	0.85%	(2,806)
Lions Gate Entertainment Corp. — Class A	2,450	0.30%	(2,818)
Medical Properties Trust, Inc.	5,571	0.96%	(3,231)
Vector Group Ltd.	5,010	0.48%	(3,257)
ATN International, Inc.	757	0.43%	(3,475)
Equity Commonwealth	3,707	1.19%	(3,966)
Pilgrim's Pride Corp.*	2,794	0.70%	(4,582)
Kroger Co.	2,213	0.47%	(6,528)
Total Custom Basket of Long Securities			$251,948

CUSTOM BASKET OF SHORT SECURITIES[6]
Realty Income Corp.	(8,546)	(1.34%)	27,860
Alexandria Real Estate Equities, Inc.	(2,468)	(0.79%)	24,532
Crown Castle International Corp.	(4,109)	(1.22%)	22,805
International Flavors & Fragrances, Inc.	(2,851)	(0.94%)	20,128
Agree Realty Corp.	(7,293)	(1.06%)	17,430
Paychex, Inc.	(3,513)	(0.66%)	16,722
Brandywine Realty Trust	(14,506)	(0.47%)	14,941
Hudson Pacific Properties, Inc.	(13,474)	(1.02%)	13,878
STORE Capital Corp.	(11,100)	(0.84%)	13,209
Advanced Micro Devices, Inc.*	(5,134)	(0.35%)	10,473
WP Carey, Inc.	(2,823)	(0.52%)	10,473
Empire State Realty Trust, Inc. — Class A	(23,192)	(0.78%)	10,204
Rollins, Inc.	(5,788)	(0.47%)	9,666
Douglas Emmett, Inc.	(8,245)	(0.75%)	8,575
New York Community Bancorp, Inc.	(20,695)	(0.47%)	8,278
SPS Commerce, Inc.*	(1,668)	(0.39%)	8,273
UDR, Inc.	(7,161)	(0.73%)	8,235
Compass Minerals International, Inc.	(4,588)	(0.57%)	7,754
CyrusOne, Inc.	(3,371)	(0.44%)	7,484
RLI Corp.	(4,565)	(0.89%)	7,441
MarketAxess Holdings, Inc.	(524)	(0.38%)	6,587
American Tower Corp. — Class A	(1,440)	(0.67%)	6,509
Sherwin-Williams Co.	(477)	(0.50%)	6,001
Extra Space Storage, Inc.	(1,851)	(0.45%)	5,572
CVB Financial Corp.	(14,937)	(0.71%)	5,079

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Healthcare Realty Trust, Inc.	(4,616)	(0.33%)	$4,616
Nutanix, Inc. — Class A*	(2,440)	(0.14%)	4,612
BOK Financial Corp.	(4,081)	(0.70%)	4,326
American Homes 4 Rent — Class A	(10,483)	(0.58%)	4,298
CubeSmart	(6,638)	(0.50%)	4,182
Tyler Technologies, Inc.*	(1,166)	(0.57%)	4,058
Equity Residential	(2,114)	(0.36%)	3,974
Essex Property Trust, Inc.	(553)	(0.37%)	3,921
Equity LifeStyle Properties, Inc.	(3,325)	(0.92%)	3,757
Texas Roadhouse, Inc. — Class A	(5,550)	(0.68%)	3,663
NewMarket Corp.	(872)	(0.79%)	3,584
Marriott Vacations Worldwide Corp.	(2,500)	(0.55%)	3,550
Blackstone Mortgage Trust, Inc. — Class A	(6,232)	(0.50%)	3,178
Camden Property Trust	(3,414)	(0.81%)	3,073
Everest Re Group Ltd.	(1,589)	(0.89%)	2,971
Snap, Inc. — Class A*	(6,064)	(0.20%)	2,914
Roku, Inc.*	(971)	(0.20%)	2,702
Wyndham Hotels & Resorts, Inc.	(6,824)	(0.86%)	2,661
American Campus Communities, Inc.	(3,137)	(0.33%)	2,478
Sun Communities, Inc.	(5,558)	(1.62%)	2,446
Dunkin' Brands Group, Inc.	(2,897)	(0.52%)	2,289
Welltower, Inc.	(3,878)	(0.72%)	2,249
Woodward, Inc.	(2,550)	(0.65%)	2,244
Federal Realty Investment Trust	(1,053)	(0.31%)	2,169
Invitation Homes, Inc.	(10,197)	(0.62%)	2,141
New Relic, Inc.*	(1,024)	(0.20%)	1,625
Axis Capital Holdings Ltd.	(2,618)	(0.35%)	916
Alarm.com Holdings, Inc.*	(1,524)	(0.19%)	518
First Republic Bank	(2,286)	(0.51%)	434
PayPal Holdings, Inc.*	(2,826)	(0.73%)	396
Capitol Federal Financial, Inc.	(32,491)	(1.02%)	325
Sensient Technologies Corp.	(2,243)	(0.37%)	314
Autodesk, Inc.*	(2,101)	(0.78%)	265
PPG Industries, Inc.	(1,638)	(0.43%)	229
Old National Bancorp	(27,743)	(1.04%)	–
Linde plc	(955)	(0.44%)	(10)
Equinix, Inc.	(702)	(0.80%)	(35)
New Residential Investment Corp.	(11,819)	(0.41%)	(355)
Chimera Investment Corp.	(12,241)	(0.52%)	(367)
Arthur J Gallagher & Co.	(2,646)	(0.53%)	(370)
CME Group, Inc. — Class A	(466)	(0.21%)	(402)
CoreSite Realty Corp.	(1,188)	(0.31%)	(428)
Signature Bank	(1,415)	(0.39%)	(736)
American Water Works Company, Inc.	(1,437)	(0.38%)	(891)
Mastercard, Inc. — Class A	(345)	(0.21%)	(1,038)
NIKE, Inc. — Class B	(1,654)	(0.32%)	(1,141)
Intuit, Inc.	(349)	(0.21%)	(1,208)
Visa, Inc. — Class A	(526)	(0.21%)	(1,309)
Etsy, Inc.*	(1,488)	(0.21%)	(1,394)
PROS Holdings, Inc.*	(1,450)	(0.21%)	(1,559)
Columbia Financial, Inc.*	(9,312)	(0.32%)	(1,583)
AGNC Investment Corp.	(13,424)	(0.51%)	(1,611)
Intuitive Surgical, Inc.*	(176)	(0.21%)	(1,619)
Align Technology, Inc.*	(337)	(0.21%)	(1,643)
BankUnited, Inc.	(7,199)	(0.55%)	(1,728)
Associated Banc-Corp.	(8,595)	(0.41%)	(1,805)
Intercontinental Exchange, Inc.	(1,817)	(0.35%)	(1,817)
Glacier Bancorp, Inc.	(5,014)	(0.46%)	(1,905)
Fair Isaac Corp.*	(473)	(0.34%)	(1,944)
MFA Financial, Inc.	(25,499)	(0.42%)	(2,040)
First Industrial Realty Trust, Inc.	(6,948)	(0.58%)	(2,084)
Marsh & McLennan Companies, Inc.	(1,673)	(0.38%)	(2,125)
Planet Fitness, Inc. — Class A*	(1,283)	(0.21%)	(2,359)
Appfolio, Inc. — Class A*	(961)	(0.22%)	(2,412)
ABIOMED, Inc.*	(359)	(0.21%)	(2,805)
Qualys, Inc.*	(1,068)	(0.21%)	(2,824)
ANSYS, Inc.*	(452)	(0.21%)	(2,899)
Amazon.com, Inc.*	(99)	(0.43%)	(2,963)
DocuSign, Inc.*	(3,533)	(0.40%)	(3,036)
Annaly Capital Management, Inc.	(24,801)	(0.51%)	(3,224)
MSCI, Inc. — Class A	(392)	(0.21%)	(3,404)
CoStar Group, Inc.*	(381)	(0.48%)	(3,536)
RPM International, Inc.	(3,281)	(0.46%)	(3,839)
Pegasystems, Inc.	(7,017)	(1.13%)	(3,859)
Five9, Inc.*	(1,846)	(0.21%)	(3,998)
FireEye, Inc.*	(10,600)	(0.36%)	(4,028)
NextEra Energy, Inc.	(1,468)	(0.68%)	(4,243)
HealthEquity, Inc.*	(1,455)	(0.22%)	(4,585)
SBA Communications Corp.*	(2,921)	(1.49%)	(4,586)
Two Harbors Investment Corp.	(17,674)	(0.51%)	(4,772)
salesforce.com, Inc.*	(3,049)	(1.05%)	(4,817)
CNO Financial Group, Inc.	(9,289)	(0.35%)	(4,830)
LiveRamp Holdings, Inc.*	(1,954)	(0.21%)	(4,846)
Microchip Technology, Inc.	(3,624)	(0.71%)	(4,929)
Palo Alto Networks, Inc.*	(1,675)	(0.77%)	(4,975)
Guardant Health, Inc.*	(1,106)	(0.22%)	(5,074)
Atmos Energy Corp.	(1,776)	(0.43%)	(5,221)
McDonald's Corp.	(1,216)	(0.57%)	(5,350)
Redwood Trust, Inc.	(13,802)	(0.52%)	(5,521)
Avery Dennison Corp.	(1,652)	(0.43%)	(5,633)
Pacific Premier Bancorp, Inc.	(6,903)	(0.48%)	(6,006)
Cintas Corp.	(1,235)	(0.67%)	(6,187)
PTC, Inc.*	(4,451)	(0.91%)	(6,409)
Concho Resources, Inc.	(2,743)	(0.64%)	(6,419)
EastGroup Properties, Inc.	(4,543)	(1.20%)	(6,815)
IAA, Inc.*	(5,141)	(0.45%)	(7,336)
Liberty Property Trust	(13,679)	(1.55%)	(7,797)
Vulcan Materials Co.	(1,241)	(0.39%)	(7,868)
Pool Corp.	(1,524)	(0.66%)	(7,879)
Core Laboratories N.V.	(4,921)	(0.58%)	(8,169)
AptarGroup, Inc.	(4,900)	(1.38%)	(8,624)
Martin Marietta Materials, Inc.	(959)	(0.50%)	(8,794)
People's United Financial, Inc.	(17,243)	(0.66%)	(9,656)
Monolithic Power Systems, Inc.	(2,119)	(0.65%)	(9,769)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Depreciation
Kaiser Aluminum Corp.	(1,853)	(0.41%)	$(10,062)
WesBanco, Inc.	(3,670)	(0.32%)	(10,716)
Washington Federal, Inc.	(5,457)	(0.43%)	(10,859)
Reliance Steel & Aluminum Co.	(1,985)	(0.43%)	(10,957)
Costco Wholesale Corp.	(1,542)	(0.92%)	(11,025)
Fortive Corp.	(4,751)	(0.88%)	(11,212)
National Oilwell Varco, Inc.	(12,386)	(0.62%)	(11,519)
KAR Auction Services, Inc.	(5,141)	(0.29%)	(11,634)
Balchem Corp.	(3,529)	(0.80%)	(11,716)
Wingstop, Inc.	(2,001)	(0.43%)	(11,766)
WR Grace & Co.	(8,301)	(1.43%)	(13,033)
First Financial Bankshares, Inc.	(10,637)	(0.74%)	(13,403)
Air Products & Chemicals, Inc.	(1,835)	(0.94%)	(13,432)
Materion Corp.	(5,408)	(0.83%)	(14,169)
Adobe, Inc.*	(769)	(0.51%)	(14,350)
Southern Copper Corp.	(9,611)	(0.85%)	(15,762)
Allegheny Technologies, Inc.*	(14,117)	(0.81%)	(15,952)
Rexford Industrial Realty, Inc.	(18,199)	(1.67%)	(16,015)
Ball Corp.	(4,713)	(0.75%)	(16,731)
Valley National Bancorp	(49,376)	(1.21%)	(17,282)
Scotts Miracle-Gro Co. — Class A	(3,495)	(0.78%)	(19,188)
Guidewire Software, Inc.*	(5,045)	(1.16%)	(19,860)
Terreno Realty Corp.	(10,179)	(1.13%)	(20,053)
Bright Horizons Family Solutions, Inc.*	(1,812)	(0.62%)	(22,722)
TransDigm Group, Inc.*	(1,380)	(1.52%)	(22,977)
Diamondback Energy, Inc.	(2,505)	(0.62%)	(23,071)
Proofpoint, Inc.*	(2,100)	(0.57%)	(23,142)
South Jersey Industries, Inc.	(12,801)	(0.98%)	(24,066)
TransUnion	(7,678)	(1.28%)	(26,412)
IHS Markit Ltd.*	(9,393)	(1.36%)	(38,323)
Howard Hughes Corp.*	(2,056)	(0.58%)	(43,176)
Schlumberger Ltd.	(14,433)	(1.30%)	(44,021)
Commercial Metals Co.	(21,033)	(0.85%)	(63,730)
Total Custom Basket of Short Securities			$(522,592)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at June 30, 2019.
[2]	Rate indicated is the 7-day yield as of June 30, 2019.
[3]	Total Return based on the return of the custom Morgan Stanley long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2019.
[4]	Total Return based on the return of the custom Morgan Stanley short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2019.
[5]	Total Return based on the return of the custom Goldman Sachs long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2019.
[6]	Total Return based on the return of the custom Goldman Sachs short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$90,617,211	$—	$—	$90,617,211
Money Market Fund	2,023,452	—	—	2,023,452
Custom Basket Swap Agreements**	—	449,887	—	449,887
Total Assets	$92,640,663	$449,887	$—	$93,090,550

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Custom Basket Swap Agreements**	$—	$2,166,980	$—	$2,166,980

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.7%
Consumer, Non-cyclical - 26.2%
Johnson & Johnson	40,561	$5,649,336
Procter & Gamble Co.	44,880	4,921,092
Pfizer, Inc.	113,351	4,910,365
Merck & Company, Inc.	42,417	3,556,665
Kimberly-Clark Corp.	21,185	2,823,537
Amgen, Inc.	14,808	2,728,818
Medtronic plc	27,459	2,674,232
Coca-Cola Co.	51,843	2,639,845
PepsiCo, Inc.	19,889	2,608,045
Colgate-Palmolive Co.	28,572	2,047,755
Gilead Sciences, Inc.	28,872	1,950,593
Eli Lilly & Co.	14,888	1,649,442
Humana, Inc.	6,101	1,618,595
Allergan plc	9,043	1,514,069
Anthem, Inc.	5,284	1,491,198
AbbVie, Inc.	18,974	1,379,789
Hershey Co.	8,802	1,179,732
S&P Global, Inc.	4,877	1,110,932
Clorox Co.	6,927	1,060,593
General Mills, Inc.	19,561	1,027,344
Moody's Corp.	5,219	1,019,323
Baxter International, Inc.	11,166	914,495
Kroger Co.	37,133	806,157
Verisk Analytics, Inc. — Class A	4,409	645,742
Biogen, Inc.*	2,687	628,409
CVS Health Corp.	11,250	613,013
Abbott Laboratories	6,521	548,416
Illumina, Inc.*	888	326,917
Bristol-Myers Squibb Co.	6,959	315,591
Brown-Forman Corp. — Class B	4,699	260,466
IDEXX Laboratories, Inc.*	811	223,293
Church & Dwight Company, Inc.	2,640	192,878
Total Consumer, Non-cyclical		55,036,677
Communications - 19.2%
Alphabet, Inc. — Class A*	5,281	5,718,267
Verizon Communications, Inc.	95,437	5,452,316
AT&T, Inc.	150,521	5,043,959
Facebook, Inc. — Class A*	23,181	4,473,933
Walt Disney Co.	28,255	3,945,528
Amazon.com, Inc.*	2,065	3,910,346
Omnicom Group, Inc.	28,429	2,329,756
Comcast Corp. — Class A	53,827	2,275,806
Cisco Systems, Inc.	41,038	2,246,010
AMC Networks, Inc. — Class A*	25,165	1,371,241
Discovery, Inc. — Class A*	38,784	1,190,669
T-Mobile US, Inc.*	12,903	956,628
FactSet Research Systems, Inc.	2,445	700,639
eBay, Inc.	16,643	657,398
Total Communications		40,272,496
Technology - 16.7%
Microsoft Corp.	44,868	6,010,517
Apple, Inc.	29,164	5,772,139
Texas Instruments, Inc.	25,822	2,963,333
Adobe, Inc.*	9,155	2,697,521
Oracle Corp.	44,010	2,507,250
Accenture plc — Class A	12,227	2,259,183
Intel Corp.	42,593	2,038,927
salesforce.com, Inc.*	12,376	1,877,810
International Business Machines Corp.	9,553	1,317,359
Intuit, Inc.	4,502	1,176,508
Paychex, Inc.	11,750	966,907
HP, Inc.	44,312	921,246
Jack Henry & Associates, Inc.	6,549	877,042
Cerner Corp.	11,098	813,483
Xilinx, Inc.	6,012	708,935
Lam Research Corp.	3,052	573,288
Activision Blizzard, Inc.	10,853	512,262
Applied Materials, Inc.	10,576	474,968
Micron Technology, Inc.*	11,426	440,929
Cognizant Technology Solutions Corp. — Class A	3,489	221,168
Total Technology		35,130,775
Financial - 11.0%
Mastercard, Inc. — Class A	13,053	3,452,910
Visa, Inc. — Class A	19,063	3,308,384
American Tower Corp. — Class A REIT	8,105	1,657,067
Hartford Financial Services Group, Inc.	21,370	1,190,736
JPMorgan Chase & Co.	10,254	1,146,397
BlackRock, Inc. — Class A	2,426	1,138,522
Aflac, Inc.	20,380	1,117,028
Marsh & McLennan Companies, Inc.	11,126	1,109,818
Ventas, Inc. REIT	15,733	1,075,351
Equinix, Inc. REIT	2,098	1,058,000
Travelers Companies, Inc.	6,659	995,654
Prologis, Inc. REIT	12,422	995,002
Northern Trust Corp.	9,267	834,030
Bank of New York Mellon Corp.	16,498	728,387
T. Rowe Price Group, Inc.	5,682	623,372
Bank of America Corp.	14,622	424,038
Prudential Financial, Inc.	4,173	421,473
Nasdaq, Inc.	3,621	348,232
Franklin Resources, Inc.	9,230	321,204
Allstate Corp.	3,078	313,002
U.S. Bancorp	4,741	248,428
American Express Co.	1,987	245,275
Progressive Corp.	2,885	230,598
Total Financial		22,982,908
Industrial - 9.5%
United Parcel Service, Inc. — Class B	21,030	2,171,768
Caterpillar, Inc.	14,814	2,019,000
3M Co.	11,060	1,917,141
Cummins, Inc.	10,267	1,759,148
Lockheed Martin Corp.	4,439	1,613,754
FedEx Corp.	9,622	1,579,836
Norfolk Southern Corp.	7,844	1,563,544
Union Pacific Corp.	7,251	1,226,217
Waste Management, Inc.	9,250	1,067,172
Oshkosh Corp.	12,495	1,043,208
Illinois Tool Works, Inc.	6,309	951,460
Owens Corning	14,838	863,572
Republic Services, Inc. — Class A	7,793	675,186
Allegion plc	3,918	433,135
General Electric Co.	36,544	383,712
Northrop Grumman Corp.	1,075	347,343
Honeywell International, Inc.	1,282	223,824

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Industrial - 9.5% (continued)
Raytheon Co.	859	$149,363
Total Industrial		19,988,383
Consumer, Cyclical - 7.4%
Home Depot, Inc.	22,786	4,738,805
Starbucks Corp.	35,116	2,943,774
Delta Air Lines, Inc.	22,735	1,290,211
Walgreens Boots Alliance, Inc.	22,769	1,244,781
Southwest Airlines Co.	24,337	1,235,833
Alaska Air Group, Inc.	16,865	1,077,842
JetBlue Airways Corp.*	48,789	902,109
NIKE, Inc. — Class B	10,389	872,157
Lear Corp.	5,397	751,640
Costco Wholesale Corp.	1,513	399,825
Total Consumer, Cyclical		15,456,977
Energy - 5.2%
Chevron Corp.	21,104	2,626,182
ConocoPhillips	30,549	1,863,489
ONEOK, Inc.	24,946	1,716,534
Marathon Petroleum Corp.	28,550	1,595,374
Valero Energy Corp.	18,508	1,584,470
Phillips 66	16,285	1,523,299
Total Energy		10,909,348
Utilities - 4.0%
NextEra Energy, Inc.	9,481	1,942,278
Duke Energy Corp.	13,354	1,178,357
Sempra Energy	7,905	1,086,463
WEC Energy Group, Inc.	12,469	1,039,540
American Water Works Company, Inc.	8,791	1,019,756
Pinnacle West Capital Corp.	9,840	925,846
American Electric Power Company, Inc.	9,842	866,194
Exelon Corp.	5,317	254,897
Total Utilities		8,313,331
Basic Materials - 0.5%
Air Products & Chemicals, Inc.	3,379	764,904
International Flavors & Fragrances, Inc.	1,395	202,401
Total Basic Materials		967,305
Total Common Stocks
(Cost $191,967,570)		209,058,200

EXCHANGE-TRADED FUNDS† - 0.7%
SPDR S&P 500 ETF Trust	5,250	1,538,250
Total Exchange-Traded Funds
(Cost $1,473,335)		1,538,250

MONEY MARKET FUND† - 0.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 2.10%[1]	882,729	882,729
Total Money Market Fund
(Cost $882,729)		882,729
Total Investments - 100.8%
(Cost $194,323,634)		$211,479,179
Other Assets & Liabilities, net - (0.8)%		(1,742,172)
Total Net Assets - 100.0%		$209,737,007

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of June 30, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$209,058,200	$—	$—	$209,058,200
Exchange-Traded Funds	1,538,250	—	—	1,538,250
Money Market Fund	882,729	—	—	882,729
Total Assets	$211,479,179	$—	$—	$211,479,179

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
EXCHANGE-TRADED FUNDS† - 5.1%
Invesco S&P High Income Infrastructure ETF	13,520	$360,984
Total Exchange-Traded Funds
(Cost $292,634)		360,984

MUTUAL FUNDS† - 83.6%
Guggenheim High Yield Fund — R6-Class[1]	136,590	1,488,828
Guggenheim Investment Grade Bond Fund — Institutional Class[1]	65,413	1,225,192
Guggenheim Floating Rate Strategies Fund — R6-Class[1]	48,300	1,222,466
Guggenheim Limited Duration Fund — R6-Class[1]	39,913	984,264
Guggenheim Risk Managed Real Estate Fund — Institutional Class[1]	22,004	715,803
Guggenheim World Equity Income Fund — Institutional Class[1]	24,025	361,571
Total Mutual Funds
(Cost $5,795,474)		5,998,124

CLOSED-END FUNDS† - 9.2%
John Hancock Investors Trust	1,278	20,959
Western Asset Premier Bond Fund	1,529	20,917
BlackRock Enhanced Capital and Income Fund, Inc.	1,199	18,944
Neuberger Berman High Yield Strategies Fund, Inc.	1,613	18,872
BlackRock Multi-Sector Income Trust	1,067	18,619
PGIM High Yield Bond Fund, Inc.	1,242	18,171
Eaton Vance Enhanced Equity Income Fund II	1,058	17,975
Flaherty & Crumrine Preferred Income Fund, Inc.	1,202	17,706
Calamos Convertible Opportunities and Income Fund	1,644	17,270
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,432	17,170
Eaton Vance Tax-Advantaged Dividend Income Fund	712	16,946
John Hancock Tax-Advantaged Dividend Income Fund	661	16,789
Royce Value Trust, Inc.	1,206	16,788
Tortoise Energy Infrastructure Corp.	739	16,665
BlackRock Limited Duration Income Trust	1,110	16,650
Eaton Vance Tax-Managed Buy-Write Income Fund	1,057	16,542
AllianzGI Diversified Income & Convertible Fund	708	16,532
Western Asset High Income Fund II, Inc.	2,348	16,483
Apollo Tactical Income Fund, Inc.	1,095	16,151
Apollo Senior Floating Rate Fund, Inc.	1,074	16,056
PIMCO Dynamic Credit and Mortgage Income Fund	672	16,054
Invesco Dynamic Credit Opportunities Fund	1,429	15,976
BlackRock Credit Allocation Income Trust	1,209	15,681
BlackRock Corporate High Yield Fund, Inc.	1,452	15,566
PIMCO Corporate & Income Strategy Fund	904	15,467
Cohen & Steers Total Return Realty Fund, Inc.	1,093	15,400
Kayne Anderson MLP/Midstream Investment Co.	1,000	15,310
Ivy High Income Opportunities Fund	1,128	15,307
Blackstone / GSO Strategic Credit Fund	1,030	15,110
Brookfield Real Assets Income Fund, Inc.	670	14,532
DoubleLine Income Solutions Fund	718	14,338
Reaves Utility Income Fund	400	14,320
Western Asset Global Corporate Defined Opportunity Fund, Inc.	823	14,115
Eaton Vance Senior Floating-Rate Trust	1,077	14,098
KKR Income Opportunities Fund	891	14,015
Voya Global Advantage and Premium Opportunity Fund	1,289	13,792
AllianceBernstein Global High Income Fund, Inc.	1,164	13,712
Pioneer High Income Trust	1,517	13,653
Clough Global Dividend and Income Fund	1,209	13,529
Nuveen Senior Income Fund	2,251	13,348
Barings Global Short Duration High Yield Fund	748	13,225
Total Closed-End Funds
(Cost $635,181)		658,753

MONEY MARKET FUND† - 1.7%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares 2.08%[2]	123,199	123,199
Total Money Market Fund
(Cost $123,199)		123,199
Total Investments - 99.6%
(Cost $6,846,488)		$7,141,060
Other Assets & Liabilities, net - 0.4%		32,174
Total Net Assets - 100.0%		$7,173,234

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

†	Value determined based on Level 1 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2019.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$360,984	$—	$—	$360,984
Mutual Funds	5,998,124	—	—	5,998,124
Closed-End Funds	658,753	—	—	658,753
Money Market Fund	123,199	—	—	123,199
Total Assets	$7,141,060	$—	$—	$7,141,060

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Shares 06/30/19	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Floating Rate Strategies Fund — R6-Class	$639,499	$1,063,922	$(448,000)	$(10,907)	$(22,048)	$1,222,466	48,300	$38,630	$6
Guggenheim High Yield Fund — R6-Class	1,072,867	1,066,039	(659,998)	28,113	(18,193)	1,488,828	136,590	55,050	2,178
Guggenheim Investment Grade Bond Fund — Institutional Class	1,278,508	208,298	(285,680)	(4,288)	28,354	1,225,192	65,413	22,000	–
Guggenheim Limited Duration Fund — R6-Class	1,286,329	209,965	(508,991)	(2,600)	(439)	984,264	39,913	21,147	24
Guggenheim Risk Managed Real Estate Fund — Institutional Class	469,932	720,925	(550,075)	17,512	57,509	715,803	22,004	11,784	2,641
Guggenheim World Equity Income Fund — Institutional Class	316,169	57,403	–	–	(12,001)	361,571	24,025	7,330	2,574
	$5,063,304	$3,326,552	$(2,452,744)	$27,830	$33,182	$5,998,124		$155,941	$7,423

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS†† - 0.2%
Consumer, Non-cyclical - 0.1%
Chef Holdings, Inc.*,†††,1	14,334	$1,803,791
Targus Group International, Inc.†††,1,2	12,773	22,088
Total Consumer, Non-cyclical		1,825,879
Industrial - 0.1%
API Heat Transfer Parent LLC*	2,902,566	783,693
BP Holdco LLC*,†††,1,2	244,278	86,254
Vector Phoenix Holdings, LP*,†††,1	244,278	20,441
Total Industrial		890,388
Total Common Stocks
(Cost $3,339,443)		2,716,267

PREFERRED STOCKS†† - 0.0%
Industrial - 0.0%
API Heat Transfer Intermediate*	618	482,290
Total Preferred Stocks
(Cost $493,920)		482,290

MONEY MARKET FUND† - 1.2%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares 2.15%[3]	22,375,213	22,375,213
Total Money Market Fund
(Cost $22,375,213)		22,375,213

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,7 - 87.5%
Industrial - 18.1%
Lineage Logistics LLC
5.40% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/27/25	20,038,799	19,832,199
USIC Holding, Inc.
5.40% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 12/08/23	18,574,404	18,419,679
Quikrete Holdings, Inc.
5.15% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 11/15/23	18,480,769	18,136,842
BWAY Holding Co.
5.85% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	17,223,174	16,613,130
Flex Acquisition Company, Inc.
5.44% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 12/29/23	16,715,416	15,858,751
Altra Industrial Motion Corp.
4.40% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/01/25	15,164,179	14,870,449
Arctic Long Carriers
6.83% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/18/23	15,145,900	14,842,982
TransDigm Group, Inc.
4.83% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/30/25	14,850,808	14,491,864
Berry Global, Inc.
due 05/16/26	14,562,541	14,454,924
VC GB Holdings, Inc.
5.40% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/28/24	14,642,748	14,313,286
Engineered Machinery Holdings, Inc.
5.58% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 07/19/24	13,493,706	13,122,629
Charter Nex US, Inc.
5.40% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 05/16/24	10,996,315	10,781,007
5.90% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 05/16/24	2,300,000	2,289,650
Advanced Disposal Services, Inc.
4.64% (1 Week USD LIBOR + 2.25%, Rate Floor: 3.00%) due 11/10/23	12,920,382	12,897,771
GYP Holdings III Corp.
5.15% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 06/01/25	12,970,489	12,616,524
CPG International LLC
5.93% (6 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 05/05/24	12,559,132	12,339,348
Blitz F18-675 GmbH
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 07/31/25	EUR 10,452,373	11,957,814
American Bath Group LLC
6.58% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 09/30/23	11,711,089	11,608,617
STS Operating, Inc. (SunSource)
6.65% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	11,681,405	11,604,775
Hillman Group, Inc.
6.40% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/30/25	11,959,399	11,495,972
Hayward Industries, Inc.
5.90% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/05/24	10,835,212	10,594,778

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 87.5% (continued)
Industrial - 18.1% (continued)
Titan Acquisition Ltd. (Husky)
5.40% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	10,072,500	$9,605,237
Hanjin International Corp.
4.90% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 10/19/20	7,250,000	7,159,375
Duran Group Holding GMBH
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/29/24	EUR 3,992,645	4,404,989
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/20/24	EUR 1,346,330	1,485,373
Consolidated Container Co. LLC
5.15% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 05/22/24	5,529,832	5,431,678
CHI Overhead Doors, Inc.
5.65% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 07/29/22	4,987,082	4,952,821
Pelican Products, Inc.
5.91% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25	4,722,300	4,633,757
Minerva Bidco Ltd.
5.82% (3 Month GBP LIBOR + 5.00%, Rate Floor: 5.00%) due 07/28/25	GBP 3,100,000	3,907,331
II-VI Incorporated
due 05/07/26	3,950,000	3,888,301
Corialis Group Ltd.
3.50% (2 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/29/24	EUR 3,075,000	3,489,488
Reece Ltd.
4.33% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/02/25	3,168,000	3,144,240
KUEHG Corp. (KinderCare)
6.08% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/21/25	2,858,413	2,844,121
API Heat Transfer
8.33% (3 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 01/01/24	2,706,988	2,400,205
8.33% (3 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 10/02/23	482,956	434,660
Filtration Group Corp.
5.40% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/29/25	2,641,190	2,633,161
Survitec
4.75% (6 Month EURIBOR + 4.75%, Rate Floor: 4.75%) due 03/12/22	EUR 2,700,000	2,530,482
YAK MAT (YAK ACCESS LLC)
12.39% (1 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	2,550,000	2,193,000
Fly Leasing Ltd.
4.56% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.75%) due 02/09/23	1,450,993	1,443,738
Berlin Packaging LLC
5.43% (1 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 11/07/25	398,992	386,799
Total Industrial		350,111,747
Consumer, Cyclical - 17.6%
American Tire Distributors, Inc.
9.98% (2 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	19,176,025	17,910,407
8.52% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	2,017,146	1,996,974
Mavis Tire Express Services Corp.
5.65% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	18,526,175	18,132,494
Equinox Holdings, Inc.
5.40% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 03/08/24	17,355,337	17,297,544
Zephyr Bidco Ltd.
8.22% (1 Month GBP LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	GBP 8,542,917	10,718,923
5.22% (1 Month GBP LIBOR + 4.50%, Rate Floor: 4.50%) due 07/23/25	GBP 5,265,000	6,563,013
Navistar Inc.
5.91% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/06/24	17,281,250	17,221,802
CD&R Firefly Bidco Ltd.
5.07% (3 Month GBP LIBOR + 4.25%, Rate Floor: 4.25%) due 06/23/25	GBP 12,450,000	15,697,249
Crown Finance US, Inc.
4.65% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 02/28/25	14,486,142	14,237,125

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 87.5% (continued)
Consumer, Cyclical - 17.6% (continued)
Petco Animal Supplies, Inc.
5.83% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 01/26/23	17,751,182	$13,722,729
Cartrawler
4.50% (1 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 04/29/21	EUR 13,810,629	13,194,869
Peer Holding III BV
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/08/25	EUR 9,900,000	11,113,628
At Home Holding III Corp.
6.08% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/03/22	12,000,000	10,680,000
Argo Merchants
6.08% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 12/06/24	10,593,229	10,513,780
AI Aqua Zip Bidco Pty Ltd.
5.65% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/13/23	10,800,973	10,395,936
AMC Entertainment, Inc.
5.23% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/22/26	10,324,125	10,293,153
Party City Holdings, Inc.
4.91% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.25%) due 08/19/22	9,885,303	9,809,384
Life Time Fitness, Inc.
5.27% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 06/10/22	8,701,790	8,658,281
IBC Capital Ltd.
6.15% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	8,541,875	8,513,431
Packers Sanitation Services, Inc.
5.32% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 12/04/24	8,584,921	8,448,078
Leslie's Poolmart, Inc.
5.98% (2 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/16/23	8,557,119	8,070,476
Power Solutions (Panther)
5.90% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 04/30/26	8,125,000	8,059,025
Sapphire Bidco B.V.
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 05/05/25	EUR 7,000,000	7,417,755
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
6.83% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 05/01/26	6,750,000	6,741,562
Wyndham Hotels & Resorts, Inc.
4.15% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 05/30/25	6,451,250	6,428,090
Columbus Finance, Inc.
4.75% (6 Month EURIBOR + 4.75%, Rate Floor: 4.75%) due 07/05/24	EUR 5,500,000	6,245,240
EG Finco Ltd.
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	EUR 5,436,002	6,109,875
Truck Hero, Inc.
6.15% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 04/22/24	6,463,373	6,063,484
Stars Group (Amaya)
5.83% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/10/25	5,932,451	5,929,366
Amaya Holdings B.V.
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 07/10/25	EUR 5,100,000	5,830,950
IRB Holding Corp.
5.64% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 02/05/25	5,756,281	5,678,053
Midas Intermediate Holdco II LLC
5.08% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 08/18/21	5,185,036	5,029,484
Burlington Stores, Inc.
4.40% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.75%) due 11/17/24	5,000,000	5,009,400
Prime Security Services Borrower LLC
5.15% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 05/02/22	4,816,956	4,781,262
Nellson Nutraceutical (US)
6.59% (3 Month USD LIBOR + 4.25% and Commercial Prime Lending Rate + 3.25%, Rate Floor: 5.25%) due 12/23/21	4,024,242	3,742,545
Belk, Inc.
7.29% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/12/22	4,044,885	3,256,698

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 87.5% (continued)
Consumer, Cyclical - 17.6% (continued)
International Car Wash Group Ltd.
5.67% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 10/03/24	2,897,695	$2,885,612
National Vision, Inc.
4.90% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 11/20/24	2,422,791	2,419,763
Geo Group, Inc.
4.41% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.75%) due 03/22/24	2,492,625	2,384,620
Alexander Mann
6.22% (1 Month GBP LIBOR + 5.50%, Rate Floor: 5.50%) due 06/16/25	GBP 1,540,000	1,882,390
SHO Holding I Corp.
7.58% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/27/22	575,000	543,375
Total Consumer, Cyclical		339,627,825
Technology - 13.5%
TIBCO Software, Inc.
5.91% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 12/04/20	18,912,897	18,930,675
due 06/11/26	6,700,000	6,708,375
Misys Ltd.
5.90% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	20,466,402	19,915,037
Optiv, Inc.
5.65% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 02/01/24	20,677,163	18,867,911
Solera LLC
5.15% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/03/23	15,923,673	15,799,310
Planview, Inc.
7.65% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 01/27/23†††,1	15,680,000	15,680,000
Peak 10 Holding Corp.
5.83% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/01/24	17,095,500	15,674,522
GTT Communications B.V.
3.25% (1 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 05/31/25	EUR 10,964,126	11,550,866
WEX, Inc.
4.65% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/15/26	11,641,810	11,527,487
LANDesk Group, Inc.
6.67% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 01/20/24	11,253,584	11,211,383
Cologix Holdings, Inc.
5.40% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 03/20/24	10,677,711	10,197,214
Seattle Spnco
4.90% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 06/21/24	9,047,729	8,855,464
Cvent, Inc.
6.15% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/29/24	8,555,521	8,448,577
Jaggaer
6.40% (1 Month USD LIBOR + 4.00% and Commercial Prime Lending Rate + 3.00%, Rate Floor: 5.00%) due 12/28/24	8,097,500	7,996,281
Greenway Health LLC
6.08% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/16/24	8,738,539	7,646,222
EIG Investors Corp.
6.27% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/09/23	7,696,788	7,634,290
Micron Technology, Inc.
4.41% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/29/25	7,186,145	7,139,004
Park Place Technologies LLC
6.40% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 03/29/25	6,767,446	6,699,772
10.40% (1 Month USD LIBOR + 8.00%, Rate Floor: 9.00%) due 03/29/26	408,434	401,286
MA Financeco LLC
4.65% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 11/19/21	5,848,734	5,778,081
Refinitiv (Financial & Risk Us Holdings, Inc.)
6.15% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/01/25	5,771,000	5,592,445
PISWBidCo GmbH
2.75% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 04/30/25	EUR 4,800,000	5,378,763
First Data Corp.
4.40% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/26/24	5,291,200	5,284,639

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 87.5% (continued)
Technology - 13.5% (continued)
Epicor Software
5.66% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 06/01/22	4,941,538	$4,905,366
Press Ganey Holdings, Inc.
5.15% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 10/23/23	4,810,750	4,804,737
Lumentum Holdings, Inc.
4.90% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 12/10/25	4,054,971	4,029,627
Aspect Software, Inc.
7.42% (1 Week USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	4,524,508	4,026,812
Brave Parent Holdings, Inc.
6.58% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	3,225,564	3,191,308
Sabre GLBL, Inc.
4.40% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	2,333,623	2,326,809
Precise Midco BV (Exact Software)
4.25% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 05/13/26	EUR 2,000,000	2,287,125
EXC Holdings III Corp.
5.83% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 12/02/24	1,994,625	1,987,145
Miami Escrow Borrower LLC
4.90% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 06/21/24	1,339,760	1,311,290
Targus Group International, Inc.
due 05/24/16†††,1,2,4	152,876	–
Total Technology		261,787,823
Consumer, Non-cyclical - 13.3%
Diamond (BC) B.V.
5.58% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	10,785,750	9,464,496
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 09/06/24	EUR 8,963,500	9,341,227
Dole Food Company, Inc.
5.15% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 04/06/24	18,473,613	18,017,499
Examworks Group, Inc.
5.65% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 07/27/23	17,406,901	17,359,728
Sterigenics-Norion Holdings
5.40% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 05/15/22	17,085,269	16,828,990
Albertson's LLC
5.40% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 11/17/25	10,636,550	10,576,028
5.31% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 12/21/22	6,174,276	6,172,732
Aspen Dental
5.15% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/30/25	15,295,500	15,035,476
Endo Luxembourg Finance Co.
6.69% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	15,676,906	14,684,088
Springs Window Fashions
6.65% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/15/25	11,682,000	11,565,180
10.90% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	1,350,000	1,282,500
US Foods, Inc.
4.40% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 06/27/23	12,318,906	12,225,159
Immucor, Inc.
7.33% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 06/15/21	11,930,878	11,886,137
IQVIA Holdings, Inc.
4.15% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/11/25	10,972,292	10,901,411
CPI Holdco LLC
6.08% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/21/24	10,696,235	10,669,494
Sigma Holding BV (Flora Food)
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/02/25	EUR 9,000,000	10,014,752
PAREXEL International Corp.
5.15% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 09/27/24	9,913,326	9,483,187
Cidron New Bidco Ltd.
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 04/16/25	EUR 8,125,000	9,183,597
AI Aqua Zip Bidco Pty Ltd.
5.65% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/13/23	8,235,903	7,947,646

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 87.5% (continued)
Consumer, Non-cyclical - 13.3% (continued)
Syneos Health, Inc.
4.40% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 08/01/24	6,443,348	$6,419,186
JBS USA Lux SA
4.90% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/01/26	6,209,536	6,194,012
Recess Holdings, Inc.
6.08% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24	5,695,074	5,565,169
Global Healthcare Exchange LLC
5.58% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 06/28/24	3,537,000	3,466,260
Stratose Intermediate Holdings II LLC
5.65% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 06/22/23	3,234,000	3,201,660
Agiliti
5.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/04/26	2,700,000	2,689,875
CTI Foods Holding Co. LLC
9.58% (3 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 05/03/24	1,904,426	1,904,426
10.58% (3 Month USD LIBOR + 8.00%, Rate Floor: 9.00%) due 05/03/24	527,673	501,290
Arctic Glacier Group Holdings, Inc.
5.90% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/20/24	2,272,564	2,264,042
Valeant Pharmaceuticals International, Inc.
5.41% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/02/25	2,063,279	2,062,000
BCPE Eagle Buyer LLC
6.65% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	2,112,186	2,040,900
Avantor, Inc.
5.40% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 11/21/24	1,777,812	1,784,479
Alpha Bidco SAS
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/30/25	EUR 1,429,758	1,623,293
Nellson Nutraceutical (US)
6.58% (3 Month USD LIBOR + 4.25% and Commercial Prime Lending Rate + 3.25%, Rate Floor: 5.25%) due 12/23/21	1,654,445	1,538,634
Acadia Healthcare Co., Inc.
4.90% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 02/16/23	1,271,808	1,264,660
MPH Acquisition Holdings LLC
5.08% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 06/07/23	925,000	883,042
Cheese Bidco B.V.
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/30/25	EUR 670,242	760,967
Total Consumer, Non-cyclical		256,803,222
Communications - 11.9%
Sprint Communications, Inc.
4.94% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.25%) due 02/02/24	20,605,030	20,270,198
SFR Group S.A.
6.08% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 01/31/26	19,232,238	18,607,190
CSC Holdings, LLC
4.64% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/17/25	18,327,249	18,012,204
McGraw-Hill Global Education Holdings LLC
6.40% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	18,758,002	17,855,367
Cengage Learning Acquisitions, Inc.
6.65% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	17,333,578	16,587,021
Internet Brands, Inc.
6.15% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/13/24	16,483,309	16,174,247
Radiate HoldCo LLC
5.40% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 02/01/24	12,986,821	12,670,981
Market Track LLC
6.65% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24	13,573,000	12,147,835
Authentic Brands
5.90% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 09/27/24	11,624,933	11,334,310

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 87.5% (continued)
Communications - 11.9% (continued)
Ziggo Secured Finance BV
4.89% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/15/25	11,275,000	$11,036,647
Charter Communications Operating, LLC
4.33% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/30/25	10,391,750	10,376,162
Houghton Mifflin Co.
5.40% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 05/28/21	10,715,775	10,088,902
Virgin Media Bristol LLC
4.89% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/15/26	10,000,000	9,956,700
Imagine Print Solutions LLC
7.16% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/21/22	10,508,125	8,669,203
WMG Acquisition Corp.
4.53% (1 Month USD LIBOR + 2.13%, Rate Floor: 2.13%) due 11/01/23	8,637,894	8,512,645
Trader Corp.
5.40% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 09/28/23	7,052,876	7,017,612
Telenet Financing USD LLC
4.64% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 08/15/26	7,070,000	6,989,190
GTT Communications, Inc.
5.15% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/31/25	6,237,000	5,574,319
Level 3 Financing, Inc.
4.65% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 02/22/24	4,950,000	4,907,925
SFR Group SA
5.15% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/25	1,688,355	1,604,545
Liberty Cablevision of Puerto Rico LLC
5.89% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 01/07/22	1,075,000	1,069,625
Total Communications		229,462,828
Financial - 7.5%
Alliant Holdings Intermediate LLC
5.40% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/09/25	18,041,625	17,502,361
Amwins Group LLC
5.16% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 01/25/24	17,623,507	17,483,929
National Financial Partners Corp.
5.40% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/08/24	17,149,460	16,653,669
LPL Holdings, Inc.
4.65% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 09/23/24	15,919,192	15,864,430
AlixPartners, LLP
5.15% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 04/04/24	12,933,842	12,888,962
HUB International Ltd.
5.59% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/25/25	9,974,874	9,717,522
Delos Finance S.A.R.L (International Lease Finance)
4.08% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/06/23	9,375,000	9,361,312
Virtu Financial, Inc.
6.04% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 03/01/26	8,337,500	8,347,922
USI, Inc.
5.33% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	8,175,886	7,961,269
Aretec Group, Inc.
6.65% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	7,810,750	7,605,718
HarbourVest Partners LP
4.75% (2 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 03/03/25	7,344,657	7,276,719
Camelia Bidco Banc Civica
5.52% (3 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 10/14/24	GBP 5,600,000	6,969,508
Jefferies Finance LLC
6.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/03/26	4,700,000	4,685,900

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 87.5% (continued)
Financial - 7.5% (continued)
Advisor Group, Inc.
6.15% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/15/25	3,176,000	$3,172,030
Total Financial		145,491,251
Basic Materials - 4.1%
GrafTech Finance, Inc.
5.90% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	16,540,806	16,209,990
Alpha 3 B.V.
5.33% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 01/31/24	14,889,923	14,543,732
PQ Corp.
5.08% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 02/08/25	12,617,548	12,552,694
Messer Industries USA, Inc.
4.83% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/01/26	12,375,000	12,197,171
LTI Holdings, Inc.
5.90% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/06/25	9,081,375	8,576,269
Arch Coal, Inc.
5.15% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 03/07/24	6,715,747	6,679,347
HB Fuller Co.
4.38% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/20/24	4,008,513	3,935,638
PMHC II, Inc. (Prince)
6.10% (3 Month USD LIBOR + 3.50% and 12 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/29/25	2,460,072	2,230,474
Pregis Holding I Corp.
5.90% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/20/21	1,339,102	1,338,539
Minerals Technologies, Inc.
4.65% (1 Month USD LIBOR + 2.25% and 3 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 02/14/24	768,283	766,362
Total Basic Materials		79,030,216
Energy - 1.5%
Ultra Petroleum, Inc.
6.15% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) (in-kind rate was 0.25%) due 04/12/24[10]	16,695,897	12,661,000
Penn Virginia Holding Corp.
9.41% (1 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 09/29/22	10,890,000	10,617,750
Permian Production Partners LLC
8.41% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/20/24	8,360,000	6,270,000
Summit Midstream Partners, LP
8.40% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/13/22	517,003	509,248
Total Energy		30,057,998
Total Senior Floating Rate Interests
(Cost $1,753,557,433)		1,692,372,910

CORPORATE BONDS†† - 3.3%
Energy - 1.1%
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	5,500,000	5,712,905
5.63% due 04/15/23	4,200,000	4,574,517
CNX Resources Corp.
5.88% due 04/15/22	4,398,000	4,266,060
Unit Corp.
6.63% due 05/15/21	4,000,000	3,620,000
Moss Creek Resources Holdings, Inc.
7.50% due 01/15/26[5]	2,984,000	2,543,860
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
9.50% due 12/15/21[5]	1,268,000	1,239,470
Total Energy		21,956,812
Communications - 0.7%
Ziggo BV
5.50% due 01/15/27[5]	5,000,000	5,086,050
DISH DBS Corp.
7.75% due 07/01/26	3,825,000	3,710,250
Anixter, Inc.
5.50% due 03/01/23	3,000,000	3,191,250
MDC Partners, Inc.
6.50% due 05/01/24[5]	1,700,000	1,562,232
Total Communications		13,549,782
Consumer, Non-cyclical - 0.5%
Nathan's Famous, Inc.
6.63% due 11/01/25[5]	4,275,000	4,210,875
ServiceMaster Co. LLC
5.13% due 11/15/24[5]	4,000,000	4,115,000
HCA, Inc.
4.50% due 02/15/27	1,500,000	1,600,292
Total Consumer, Non-cyclical		9,926,167
Financial - 0.3%
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	5,000,000	5,050,000

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 3.3% (continued)
Financial - 0.3% (continued)
Lincoln Financing SARL
3.88% due 04/01/24	EUR 350,000	$400,080
Total Financial		5,450,080
Industrial - 0.2%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.63% due 05/15/23[5]	2,100,000	2,134,125
4.25% due 09/15/22[5]	1,500,000	1,515,000
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[5]	750,000	718,125
Total Industrial		4,367,250
Utilities - 0.2%
AES Corp.
6.00% due 05/15/26	2,000,000	2,120,000
5.50% due 04/15/25	1,059,000	1,100,036
Total Utilities		3,220,036
Basic Materials - 0.2%
Novelis Corp.
6.25% due 08/15/24[5]	2,530,000	2,652,604
Mirabela Nickel Ltd.
9.50% due 06/24/19[4,8]	1,279,819	127,982
Total Basic Materials		2,780,586
Technology - 0.1%
NCR Corp.
5.88% due 12/15/21	1,450,000	1,468,835
6.38% due 12/15/23	800,000	825,000
Total Technology		2,293,835
Consumer, Cyclical - 0.0%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[5]	630,000	623,700
Total Corporate Bonds
(Cost $65,440,212)		64,168,248

ASSET-BACKED SECURITIES†† - 1.3%
Collateralized Loan Obligations - 1.3%
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[5,6]	6,000,000	4,992,767
Cerberus Loan Funding XVII Ltd.
2016-3A, 5.13% (3 Month USD LIBOR + 2.53%, Rate Floor: 0.00%) due 01/15/28[5,7]	5,000,000	4,974,659
Jamestown CLO V Ltd.
2014-5A, 7.69% (3 Month USD LIBOR + 5.10%, Rate Floor: 0.00%) due 01/17/27[5,7]	4,000,000	3,561,138
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[6]	4,300,020	3,155,397
Treman Park CLO Ltd.
2015-1A, due 10/20/28[5,6]	3,000,000	2,613,709
Halcyon Loan Advisors Funding Ltd.
2012-1A, 5.52% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 08/15/23[5,7]	2,600,000	2,600,075
Octagon Loan Funding Ltd.
2014-1A, due 11/18/31[5,6]	2,071,948	1,225,323
Newstar Commercial Loan Funding LLC
2017-1A, 5.89% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 03/20/27[5,7]	1,000,000	1,000,173
ACIS CLO Ltd.
2015-6A, 5.95% (3 Month USD LIBOR + 3.37%, Rate Floor: 0.00%) due 05/01/27[5,7]	1,000,000	999,963
Total Collateralized Loan Obligations		25,123,204
Collateralized Debt Obligations - 0.0%
N-Star REL CDO VIII Ltd.
2006-8A, 2.85% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 02/01/41[5,7]	704,538	695,294
Transport-Aircraft - 0.0%
Airplanes Pass Through Trust
2001-1A, 2.99% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 03/15/19†††,4,7,8	896,492	15,689
Total Asset-Backed Securities
(Cost $27,881,591)		25,834,187

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 1.1%
Residential Mortgage Backed Securities - 1.1%
RALI Series Trust
2006-QO6, 2.58% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/46[7]	12,719,311	5,032,612
2006-QO2, 2.62% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 02/25/46[7]	504,573	189,993
Washington Mutual Mortgage Pass-Through Certificates Trust
2007-OA6, 3.31% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47[7]	3,995,007	3,634,776

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 1.1% (continued)
Residential Mortgage Backed Securities - 1.1% (continued)
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 3.34% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[7]	2,900,404	$2,607,924
American Home Mortgage Assets Trust
2006-4, 2.61% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 10/25/46[7]	3,676,916	2,577,431
Lehman XS Trust Series
2006-16N, 2.59% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 11/25/46[7]	2,203,973	2,096,367
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 2.54% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/37[5,7]	1,961,004	1,827,591
Nomura Resecuritization Trust
2015-4R, 2.40% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[5,7]	1,636,783	1,588,066
Morgan Stanley Re-REMIC Trust
2010-R5, 3.83% due 06/26/36[5]	628,772	581,692
Alliance Bancorp Trust
2007-OA1, 2.64% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 07/25/37[7]	617,284	559,021
GSAA Home Equity Trust
2007-7, 2.67% (1 Month USD LIBOR + 0.27%) due 07/25/37[7]	485,863	471,211
New Century Home Equity Loan Trust
2004-4, 3.20% (1 Month USD LIBOR + 0.80%, Rate Cap/Floor: 12.50%/0.53%) due 02/25/35[7]	256,639	250,997
Total Residential Mortgage Backed Securities		21,417,681
Total Collateralized Mortgage Obligations
(Cost $20,626,190)		21,417,681

COMMERCIAL PAPER†† - 3.7%
Marriott International, Inc.
2.61% due 08/16/19[5,9]	9,350,000	9,318,340
2.66% due 07/24/19[5,9]	9,000,000	8,983,523
2.60% due 07/31/19[5,9]	5,000,000	4,989,000
UDR, Inc.
2.55% due 07/09/19[5,9]	10,000,000	9,994,333
Anthem, Inc.
2.47% due 07/24/19[5,9]	10,000,000	9,984,219
Ryder System, Inc.
2.56% due 07/22/19[9]	7,500,000	7,488,800
Keurig Dr Pepper, Inc.
2.55% due 08/05/19[5,9]	7,000,000	6,982,646
Mondelez International, Inc.
2.55% due 07/24/19[5,9]	5,000,000	4,991,854
Walgreens Boots Alliance, Inc.
2.51% due 07/30/19[9]	5,000,000	4,989,165
International Paper Co.
2.56% due 07/24/19[5,9]	4,200,000	4,193,131
Total Commercial Paper
(Cost $71,915,964)		71,915,011
Total Investments - 98.3%
(Cost $1,965,629,966)		$1,901,281,807
Other Assets & Liabilities, net - 1.7%		33,387,033
Total Net Assets - 100.0%		$1,934,668,840

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2019	Unrealized (Depreciation)
Barclays Bank plc	44,267,000	GBP	07/15/19	$56,239,143	$56,255,173	$(16,030)
Bank of America, N.A.	122,038,000	EUR	07/15/19	138,211,818	138,960,952	(749,134)
						$(765,164)

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
BNP Paribas S.A.	4,025,000	EUR	07/15/19	$4,533,921	$4,583,145	$49,224
Barclays Bank plc	95,000	GBP	07/15/19	120,653	120,727	74
BNP Paribas S.A.	4,970,000	GBP	07/15/19	6,337,160	6,315,951	(21,209)
						$28,089

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at June 30, 2019. The total market value of fair valued securities amounts to $17,612,574, (cost $17,455,551) or 0.9% of total net assets.
[2]	Affiliated issuer.
[3]	Rate indicated is the 7-day yield as of June 30, 2019.
[4]	Security is in default of interest and/or principal obligations.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $112,498,537 (cost $113,326,519), or 5.8% of total net assets.
[6]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[7]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $143,671 (cost $1,883,995), or less than 0.1% of total net assets — See Note 6.
[9]	Rate indicated is the effective yield at the time of purchase.
[10]	Payment-in-kind security.

CMT — Constant Maturity Treasury

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$—	$783,693	$1,932,574	$2,716,267
Preferred Stocks	—	482,290	—	482,290
Money Market Fund	22,375,213	—	—	22,375,213
Senior Floating Rate Interests	—	1,676,692,910	15,680,000	1,692,372,910
Corporate Bonds	—	64,168,248	—	64,168,248
Asset-Backed Securities	—	25,818,498	15,689	25,834,187
Collateralized Mortgage Obligations	—	21,417,681	—	21,417,681
Commercial Paper	—	71,915,011	—	71,915,011
Forward Foreign Currency Exchange Contracts**	—	49,298	—	49,298
Total Assets	$22,375,213	$1,861,327,629	$17,628,263	$1,901,331,105

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$786,373	$—	$786,373
Unfunded Loan Commitments (Note 5)	—	733,360	22,617	755,977
Total Liabilities	$—	$1,519,733	$22,617	$1,542,350

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/18		Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19		Shares/Face Amount 06/30/19	Investment Income	Capital Gain Distributions
Common Stocks
Aspect Software, Inc.*	$–	**	$–	$–	$–	$–	$–		–	$–	$–
BP Holdco LLC*,1	–		86,254	–	–	–	86,254		244,278	–	–
Targus Group International, Inc.,1	33,063		–	(10,565)	–	(410)	22,088		12,773	1,140	–
Mutual Funds
Guggenheim Strategy Fund II	7,554,385		61,983	(7,573,814)	308	(42,862)	–		–	–	4,053
Guggenheim Strategy Fund III	7,587,154		64,096	(7,593,287)	(66,939)	8,976	–		–	–	284
Guggenheim Ultra Short Duration — Institutional Class[4]	8,665,910		70,076	(8,689,421)	845	(47,410)	–		–	–	6,314
Senior Floating Rate Interests
Aspect Software, Inc.*	5,601,165		–	(4,601,443)	(2,116,596)	1,116,874	–		–	–	–
Targus Group International, Inc., due 05/24/16[1,2,3]	–	**	–	–	–	–	–	**	152,876	–	–
	$29,441,677		$282,409	$(28,468,530)	$(2,182,382)	$1,035,168	$108,342			$1,140	$10,651

*	Non-income producing security.
**	Market value is less than $1.
[1]	Security was fair valued by the Valuation Committee at June 30, 2019. The total market value of fair valued and affiliated securities amounts to $108,342, (cost $92,952) or less than 0.1% of total net assets.
[2]	Security is in default of interest and/or principal obligations.

[3]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 0.8%
Consumer, Cyclical - 0.3%
ATD New Holdings, Inc.*,††	21,488	$655,384
Metro-Goldwyn-Mayer, Inc.*,††	7,040	470,504
Total Consumer, Cyclical		1,125,888
Utilities - 0.2%
TexGen Power LLC*,††	26,665	1,036,602
Consumer, Non-cyclical - 0.2%
Chef Holdings, Inc.*,†††,1	7,502	944,052
Targus Group International Equity, Inc.†††,1,2	12,825	22,178
Crimson Wine Group Ltd.*	8	64
Total Consumer, Non-cyclical		966,294
Energy - 0.1%
SandRidge Energy, Inc.*	51,278	354,844
Communications - 0.0%
Cengage Learning Acquisitions, Inc.*,††	2,107	29,234
Industrial - 0.0%
BP Holdco LLC*,†††,1,2	23,711	8,372
Vector Phoenix Holdings, LP*,†††,1	23,711	1,984
Total Industrial		10,356
Financial - 0.0%
Jefferies Financial Group, Inc.	81	1,558
Total Common Stocks
(Cost $4,733,456)		3,524,776

PREFERRED STOCKS††† - 0.1%
Communications - 0.1%
Medianews Group, Inc.*,1	11,074	534,846
Industrial – 0.0%%
U.S. Shipping Corp.*,1	14,718	—
Total Preferred Stocks
(Cost $535,573)		534,846

WARRANTS†† - 0.0%
SandRidge Energy, Inc.
$41.34, 10/04/22*	488	15
SandRidge Energy, Inc.
$42.03, 10/04/22*	205	–
Total Warrants
(Cost $43,811)		15

MONEY MARKET FUND† - 1.3%
Dreyfus Treasury Securities Cash Management Fund - Institutional Shares 2.10%[3]	5,751,613	5,751,613
Total Money Market Fund
(Cost $5,751,613)		5,751,613

	Face Amount~
CORPORATE BONDS†† - 79.5%
Financial - 16.4%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.25% due 08/15/24[4]	4,150,000	4,076,006
6.25% due 06/03/26[4]	3,950,000	3,984,562
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[4]	5,900,000	6,121,250
LoanCore Capital Markets LLC / JLC Finance Corp.
6.88% due 06/01/20[4]	5,075,000	5,049,625
Hunt Companies, Inc.
6.25% due 02/15/26[4]	5,315,000	5,022,675
Quicken Loans, Inc.
5.25% due 01/15/28[4]	4,350,000	4,328,250
5.75% due 05/01/25[4]	325,000	335,156
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	4,225,000	4,267,250
GEO Group, Inc.
5.88% due 10/15/24	2,000,000	1,760,000
6.00% due 04/15/26	1,050,000	913,185
5.88% due 01/15/22	500,000	488,750
Newmark Group, Inc.
6.13% due 11/15/23	2,900,000	3,068,537
AmWINS Group, Inc.
7.75% due 07/01/26[4]	2,950,000	3,053,250
Springleaf Finance Corp.
7.13% due 03/15/26	1,250,000	1,369,531
6.13% due 03/15/24	1,125,000	1,209,375
6.63% due 01/15/28	450,000	472,500
Citigroup, Inc.
6.25%[5,6]	1,900,000	2,086,751
5.95%[5,6]	850,000	888,250
CoreCivic, Inc.
4.75% due 10/15/27	2,700,000	2,430,000
Oxford Finance LLC / Oxford Finance Company-Issuer II, Inc.
6.38% due 12/15/22[4]	2,250,000	2,311,875
American Equity Investment Life Holding Co.
5.00% due 06/15/27	2,200,000	2,256,539
Greystar Real Estate Partners LLC
5.75% due 12/01/25[4]	2,050,000	2,091,000
Kennedy-Wilson, Inc.
5.88% due 04/01/24	1,957,000	1,996,140
JPMorgan Chase & Co.
6.13%[5,6]	1,250,000	1,334,500
6.00%[5,6]	500,000	525,625
USI, Inc.
6.88% due 05/01/25[4]	1,500,000	1,485,000
CNO Financial Group, Inc.
5.25% due 05/30/29	1,350,000	1,461,375
Goldman Sachs Group, Inc.
5.30%[5,6]	1,100,000	1,148,125
NFP Corp.
6.88% due 07/15/25[4]	1,150,000	1,138,155
Assurant, Inc.
7.00% due 03/27/48[6]	950,000	1,012,938

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 79.5% (continued)
Financial - 16.4% (continued)
Wilton Re Finance LLC
5.88% due 03/30/33[4,6]	650,000	$657,026
Hospitality Properties Trust
4.95% due 02/15/27	500,000	503,487
EPR Properties
5.75% due 08/15/22	450,000	482,749
HUB International Ltd.
7.00% due 05/01/26[4]	450,000	456,187
Wells Fargo & Co.
5.90%[5,6]	250,000	261,563
Total Financial		70,047,187
Communications - 14.0%
Altice France S.A.
7.38% due 05/01/26[4]	5,300,000	5,432,500
8.13% due 02/01/27[4]	1,600,000	1,680,000
EIG Investors Corp.
10.88% due 02/01/24	5,850,000	6,201,000
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38% due 06/01/29[4]	3,600,000	3,717,000
5.00% due 02/01/28[4]	1,050,000	1,072,260
5.13% due 05/01/27[4]	1,000,000	1,035,360
Level 3 Financing, Inc.
5.38% due 01/15/24	2,100,000	2,147,250
5.63% due 02/01/23	1,324,000	1,340,497
5.25% due 03/15/26	950,000	983,250
5.38% due 08/15/22	900,000	901,125
Cengage Learning, Inc.
9.50% due 06/15/24[4]	4,658,000	4,425,100
CSC Holdings LLC
6.50% due 02/01/29[4]	3,200,000	3,492,000
MDC Partners, Inc.
6.50% due 05/01/24[4]	3,622,000	3,328,473
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[4]	3,467,000	3,172,305
Sirius XM Radio, Inc.
4.63% due 07/15/24[4]	1,600,000	1,637,248
5.50% due 07/01/29[4]	1,400,000	1,435,280
Virgin Media Secured Finance plc
5.50% due 05/15/29[4]	2,700,000	2,739,690
DISH DBS Corp.
5.88% due 11/15/24	2,220,000	2,100,675
7.75% due 07/01/26	380,000	368,600
Match Group, Inc.
5.63% due 02/15/29[4]	1,900,000	2,004,500
Ziggo BV
5.50% due 01/15/27[4]	1,900,000	1,932,699
Altice Financing S.A.
6.63% due 02/15/23[4]	1,700,000	1,742,500
Sprint Communications, Inc.
7.00% due 03/01/20[4]	1,600,000	1,640,000
Anixter, Inc.
6.00% due 12/01/25[4]	1,400,000	1,519,000
Telenet Finance Luxembourg Note
5.50% due 03/01/28	1,400,000	1,421,000
GrubHub Holdings, Inc.
5.50% due 07/01/27[4]	1,150,000	1,180,326
Ziggo Bond Company BV
6.00% due 01/15/27[4]	850,000	852,125
Total Communications		59,501,763
Consumer, Non-cyclical - 12.4%
Vector Group Ltd.
6.13% due 02/01/25[4]	7,335,000	6,797,931
Bausch Health Companies, Inc.
7.00% due 03/15/24[4]	4,900,000	5,206,740
6.50% due 03/15/22[4]	1,000,000	1,036,250
5.75% due 08/15/27[4]	400,000	420,392
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[4]	5,327,000	5,073,967
Par Pharmaceutical, Inc.
7.50% due 04/01/27[4]	4,350,000	4,273,875
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[4]	4,790,000	4,215,200
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.25% due 04/15/24[4]	2,150,000	2,187,625
5.75% due 04/15/26[4]	1,450,000	1,497,125
Beverages & More, Inc.
11.50% due 06/15/22[7]	3,525,000	2,679,000
Nathan's Famous, Inc.
6.63% due 11/01/25[4]	2,500,000	2,462,500
Tenet Healthcare Corp.
6.00% due 10/01/20	1,250,000	1,286,797
6.25% due 02/01/27[4]	1,050,000	1,086,750
HCA, Inc.
5.88% due 02/01/29	2,050,000	2,247,312
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
5.88% due 10/15/24[4]	1,168,000	1,109,600
6.00% due 07/15/23[4]	1,500,000	1,080,000
Harsco Corp.
5.75% due 07/31/27[4]	1,775,000	1,848,414
C&S Group Enterprises LLC
5.38% due 07/15/22[4]	1,800,000	1,800,000
DaVita, Inc.
5.00% due 05/01/25	1,600,000	1,579,600
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[4]	1,470,000	1,458,975
Flexi-Van Leasing, Inc.
10.00% due 02/15/23[4]	1,375,000	1,275,313
Avanos Medical, Inc.
6.25% due 10/15/22	775,000	787,594
Post Holdings, Inc.
5.50% due 12/15/29[4]	725,000	726,813

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 79.5% (continued)
Consumer, Non-cyclical - 12.4% (continued)
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/22[4]	700,000	$698,250
Total Consumer, Non-cyclical		52,836,023
Energy - 11.9%
Indigo Natural Resources LLC
6.88% due 02/15/26[4]	7,050,000	6,327,375
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
9.50% due 12/15/21[4]	6,440,000	6,295,100
Unit Corp.
6.63% due 05/15/21	6,304,000	5,705,120
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25	3,917,000	3,980,651
Parkland Fuel Corp.
5.88% due 07/15/27[4]	1,950,000	1,981,102
6.00% due 04/01/26[4]	1,500,000	1,533,750
Moss Creek Resources Holdings, Inc.
7.50% due 01/15/26[4]	3,613,000	3,080,083
PDC Energy, Inc.
6.13% due 09/15/24	2,750,000	2,750,000
Antero Midstream Partners Limited Partnership / Antero Midstream Finance Corp.
5.75% due 01/15/28[4]	2,650,000	2,623,500
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75% due 04/15/25	2,475,000	2,165,625
Antero Resources Corp.
5.13% due 12/01/22	2,225,000	2,136,000
Range Resources Corp.
5.00% due 03/15/23	1,400,000	1,319,500
5.88% due 07/01/22	650,000	643,500
Bruin E&P Partners LLC
8.88% due 08/01/23[4]	2,175,000	1,827,000
NuStar Logistics, LP
5.63% due 04/28/27	960,000	967,200
6.00% due 06/01/26	750,000	776,250
CNX Resources Corp.
5.88% due 04/15/22	1,623,000	1,574,310
Pattern Energy Group, Inc.
5.88% due 02/01/24[4]	1,275,000	1,294,125
SRC Energy, Inc.
6.25% due 12/01/25	1,375,000	1,251,250
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.63% due 05/01/27[4]	1,250,000	1,246,875
Basic Energy Services, Inc.
10.75% due 10/15/23[4]	1,225,000	955,500
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 09/20/23[8]	1,017,000	45,765
SandRidge Energy, Inc.
7.50% due 03/15/21†††,1	250,000	–
Total Energy		50,479,581
Consumer, Cyclical - 10.4%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[4]	6,465,000	6,400,350
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.75% due 03/01/25	1,950,000	1,964,625
5.88% due 03/01/27	1,610,000	1,614,025
5.50% due 06/01/24	1,225,000	1,231,125
Williams Scotsman International, Inc.
6.88% due 08/15/23[4]	3,325,000	3,466,313
7.88% due 12/15/22[4]	550,000	577,500
AMC Entertainment Holdings, Inc.
6.13% due 05/15/27	3,150,000	2,803,500
5.88% due 11/15/26	500,000	447,500
Titan International, Inc.
6.50% due 11/30/23	3,600,000	3,123,000
Wabash National Corp.
5.50% due 10/01/25[4]	2,985,000	2,828,288
JB Poindexter & Company, Inc.
7.13% due 04/15/26[4]	2,225,000	2,269,500
Superior Plus Limited Partnership / Superior General Partner, Inc.
7.00% due 07/15/26[4]	2,000,000	2,067,500
HD Supply, Inc.
5.38% due 10/15/26[4]	1,800,000	1,899,000
MGM Resorts International
5.50% due 04/15/27	1,800,000	1,887,750
Panther BF Aggregator 2 Limited Partnership / Panther Finance Company, Inc.
8.50% due 05/15/27[4]	1,700,000	1,751,000
Party City Holdings, Inc.
6.63% due 08/01/26[4,9]	1,600,000	1,552,000
VOC Escrow Ltd.
5.00% due 02/15/28[4]	1,375,000	1,393,906
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[4]	1,250,000	1,291,000
Sabre GLBL, Inc.
5.38% due 04/15/23[4]	1,150,000	1,175,875
Murphy Oil USA, Inc.
5.63% due 05/01/27	1,000,000	1,040,000
American Airlines Group, Inc.
5.00% due 06/01/22[4]	900,000	927,270
Boyne USA, Inc.
7.25% due 05/01/25[4]	800,000	866,000
Cedar Fair, LP
5.25% due 07/15/29[4]	750,000	765,232

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 79.5% (continued)
Consumer, Cyclical - 10.4% (continued)
Allison Transmission, Inc.
4.75% due 10/01/27[4]	600,000	$595,500
QVC, Inc.
4.85% due 04/01/24	400,000	413,869
Delphi Technologies plc
5.00% due 10/01/25[4]	180,000	160,650
Total Consumer, Cyclical		44,512,278
Industrial - 8.3%
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	5,900,000	6,246,625
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[4]	5,150,000	4,931,125
Cleaver-Brooks, Inc.
7.88% due 03/01/23[4]	2,975,000	2,852,906
Amsted Industries, Inc.
5.63% due 07/01/27[4]	1,650,000	1,720,125
5.38% due 09/15/24[4]	991,000	1,014,536
Standard Industries, Inc.
4.75% due 01/15/28[4]	2,595,000	2,575,538
Masonite International Corp.
5.75% due 09/15/26[4]	2,050,000	2,111,500
Intertape Polymer Group, Inc.
7.00% due 10/15/26[4]	1,800,000	1,860,750
Trinity Industries, Inc.
4.55% due 10/01/24	1,740,000	1,722,271
Berry Global Escrow Corp.
4.88% due 07/15/26[4]	1,550,000	1,582,937
New Enterprise Stone & Lime Company, Inc.
6.25% due 03/15/26[4]	1,525,000	1,547,875
JELD-WEN, Inc.
4.88% due 12/15/27[4]	1,500,000	1,451,250
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg
5.75% due 10/15/20	726,831	728,648
6.10% (3 Month USD LIBOR + 3.50%) due 07/15/21[4,10]	667,000	667,000
Resideo Funding, Inc.
6.13% due 11/01/26[4]	1,050,000	1,092,000
EnPro Industries, Inc.
5.75% due 10/15/26	750,000	766,875
Summit Materials LLC / Summit Materials Finance Corp.
6.50% due 03/15/27[4]	700,000	728,000
American Woodmark Corp.
4.88% due 03/15/26[4]	550,000	543,125
Graphic Packaging International LLC
4.75% due 07/15/27[4]	450,000	461,813
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[4]	375,000	395,156
TransDigm, Inc.
6.25% due 03/15/26[4]	350,000	368,375
Total Industrial		35,368,430
Utilities - 2.8%
Terraform Global Operating LLC
6.13% due 03/01/26[4]	5,330,000	5,356,650
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.50% due 05/20/25	2,550,000	2,683,875
Clearway Energy Operating LLC
5.75% due 10/15/25[4]	1,950,000	1,979,250
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.75% due 05/20/27	1,100,000	1,155,000
DPL, Inc.
7.25% due 10/15/21	512,000	550,400
Total Utilities		11,725,175
Basic Materials - 2.4%
Yamana Gold, Inc.
4.95% due 07/15/24	1,625,000	1,712,576
4.63% due 12/15/27	300,000	306,679
Novelis Corp.
5.88% due 09/30/26[4]	1,800,000	1,822,500
Valvoline, Inc.
5.50% due 07/15/24	1,500,000	1,545,000
Neon Holdings, Inc.
10.13% due 04/01/26[4]	1,525,000	1,502,125
Alcoa Nederland Holding B.V.
7.00% due 09/30/26[4]	1,350,000	1,444,500
United States Steel Corp.
6.88% due 08/15/25	1,050,000	992,250
Alcoa Nederland Holding BV
6.13% due 05/15/28[4]	900,000	940,500
Mirabela Nickel Ltd.
9.50% due 06/24/19[7,8]	278,115	27,811
Total Basic Materials		10,293,941
Technology - 0.9%
TIBCO Software, Inc.
11.38% due 12/01/21[4]	2,000,000	2,125,000
CDK Global, Inc.
5.25% due 05/15/29[4]	950,000	984,438
First Data Corp.
5.00% due 01/15/24[4]	550,000	563,475
Total Technology		3,672,913
Total Corporate Bonds
(Cost $342,972,124)		338,437,291

SENIOR FLOATING RATE INTERESTS††,10 - 16.5%
Technology - 3.8%
MRI Software LLC
8.16% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.75%) due 06/30/23	3,077,084	3,046,313
8.16% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.75%) due 06/30/23†††,1	37,778	35,382
Lytx, Inc.
9.15% (1 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 08/31/23†††,1	2,278,958	2,239,744

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,10 - 16.5% (continued)
Technology - 3.8% (continued)
Park Place Technologies LLC
6.40% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 03/29/25	2,255,815	$2,233,257
Bullhorn, Inc.
9.28% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 11/21/22†††,1	2,032,391	2,023,801
GlobalFoundries, Inc.
6.44% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/05/26	1,350,000	1,326,375
Planview, Inc.
7.65% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 01/27/23†††,1	1,176,000	1,176,000
Advanced Computer Software
7.16% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 05/31/24	1,065,716	1,061,719
Refinitiv (Financial & Risk Us Holdings, Inc.)
6.15% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/01/25	932,813	903,951
Optiv, Inc.
5.65% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 02/01/24	812,826	741,704
Cvent, Inc.
6.15% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/29/24	744,347	735,042
Aspect Software, Inc.
7.42% (1 Week USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	439,171	390,862
Solera LLC
6.90% (1 Month USD LIBOR + 4.50% and 1 Week USD LIBOR + 4.50%, Rate Floor: 4.50%) due 03/03/21†††,1	154,167	146,875
Targus Group International, Inc.
due 05/24/16†††,1,2,8	153,489	–
Total Technology		16,061,025
Industrial - 3.5%
Bhi Investments LLC
6.70% (3 Month USD LIBOR + 4.50% and 6 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/28/24	1,879,997	1,858,847
10.95% (3 Month USD LIBOR + 8.75%, Rate Floor: 9.75%) due 02/28/25†††,1	1,500,000	1,481,250
Diversitech Holdings, Inc.
9.83% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 06/02/25	2,650,000	2,567,187
CPG International LLC
5.93% (6 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 05/05/24	1,786,460	1,755,197
Arctic Long Carriers
6.83% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/18/23	1,519,000	1,488,620
American Bath Group LLC
6.58% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 09/30/23	1,011,412	1,002,562
Dynasty Acquisition Co.
6.33% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/06/26	900,000	903,213
STS Operating, Inc. (SunSource)
6.65% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	767,211	762,178
Tank Holdings Corp.
6.63% (1 Month USD LIBOR + 4.00% and 12 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 03/26/26	750,000	749,295
YAK MAT (YAK ACCESS LLC)
12.39% (1 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	800,000	688,000
Bioplan USA, Inc.
7.15% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 09/23/21	749,138	681,716
Avison Young (Canada), Inc.
7.47% (2 Month USD LIBOR + 5.00% and 3 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 01/31/26	547,250	536,305
ProAmpac PG Borrower LLC
11.02% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/18/24	350,000	331,187
Total Industrial		14,805,557
Communications - 3.3%
Resource Label Group LLC
7.09% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/26/23	1,855,265	1,743,949
11.09% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/26/23	1,500,000	1,395,000
Houghton Mifflin Co.
5.40% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 05/28/21	2,681,034	2,524,194
Cengage Learning Acquisitions, Inc.
6.65% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	2,402,142	2,298,682

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,10 - 16.5% (continued)
Communications - 3.3% (continued)
Market Track LLC
6.65% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24	2,450,000	$2,192,750
McGraw-Hill Global Education Holdings LLC
6.40% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	1,891,300	1,800,290
GTT Communications, Inc.
5.15% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/31/25	1,435,500	1,282,978
Imagine Print Solutions LLC
7.16% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/21/22	1,075,250	887,081
Total Communications		14,124,924
Consumer, Cyclical - 2.3%
Power Solutions (Panther)
5.90% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 04/30/26	1,625,000	1,611,805
American Tire Distributors, Inc.
9.98% (2 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	1,333,443	1,245,436
8.52% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	330,924	327,615
Alexander Mann
6.22% (1 Month GBP LIBOR + 5.50%, Rate Floor: 5.50%) due 06/16/25	GBP 1,100,000	1,344,564
BBB Industries, LLC
6.90% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	1,260,649	1,254,346
Midas Intermediate Holdco II LLC
5.08% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 08/18/21	1,283,544	1,245,038
Accuride Corp.
7.58% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	973,527	850,619
Blue Nile, Inc.
9.02% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23	697,500	613,800
EnTrans International, LLC
8.40% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 11/01/24	577,500	568,837
Belk, Inc.
7.29% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/12/22	488,292	393,143
SMG US Midco 2, Inc.
9.40% (1 Month USD LIBOR + 7.00%, Rate Floor: 7.00%) due 01/23/26	300,000	302,625
Total Consumer, Cyclical		9,757,828
Consumer, Non-cyclical - 2.1%
Springs Window Fashions
6.65% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/15/25	1,732,500	1,715,175
10.90% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	1,025,000	973,750
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
6.91% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	1,185,000	1,174,631
Civitas Solutions, Inc.
6.66% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 03/09/26	997,646	1,000,559
Albertson's LLC
5.40% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 11/17/25	995,000	989,339
CTI Foods Holding Co. LLC
9.58% (3 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 05/03/24	594,709	594,709
10.58% (3 Month USD LIBOR + 8.00%, Rate Floor: 9.00%) due 05/03/24	311,205	295,645
Hearthside Group Holdings LLC
6.09% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 05/23/25	742,500	724,071
Give and Go Prepared Foods Corp.
6.65% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 07/29/23	697,575	637,849
Moran Foods LLC
8.33% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 12/05/23	1,188,696	620,499
Acosta, Inc.
6.20% (1 Month USD LIBOR + 3.25% and Commercial Prime Lending Rate + 2.25%, Rate Floor: 3.25%) due 09/26/19	381,795	137,328

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,10 - 16.5% (continued)
Consumer, Non-cyclical - 2.1% (continued)
Packaging Coordinators Midco, Inc.
6.41% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 07/01/21†††,1	115,385	$109,579
Total Consumer, Non-cyclical		8,973,134
Basic Materials - 0.5%
ICP Industrial, Inc.
6.40% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/03/23	1,233,333	1,227,166
Big River Steel LLC
7.33% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 08/23/23	884,250	886,461
Total Basic Materials		2,113,627
Energy - 0.4%
Permian Production Partners LLC
8.41% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/20/24	1,187,500	890,625
Riverstone Utopia Member LLC
6.58% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 10/17/24	442,589	441,116
Summit Midstream Partners, LP
8.40% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/13/22	283,554	279,300
Total Energy		1,611,041
Utilities - 0.4%
Panda Power
8.83% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 08/21/20	958,435	859,400
MRP Generation Holding
9.33% (3 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 10/18/22	705,063	698,012
Total Utilities		1,557,412
Financial - 0.2%
iStar, Inc.
5.15% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 06/28/23	992,500	990,019
Total Senior Floating Rate Interests
(Cost $72,350,112)		69,994,567

ASSET-BACKED SECURITIES†† - 0.3%
Collateralized Loan Obligations - 0.3%
WhiteHorse X Ltd.
2015-10A, 7.89% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27[4,10]	750,000	738,220
WhiteHorse VII Ltd.
2013-1A, 7.32% (3 Month USD LIBOR + 4.80%, Rate Floor: 0.00%) due 11/24/25[4,10]	600,000	592,671
Total Collateralized Loan Obligations		1,330,891
Total Asset-Backed Securities
(Cost $1,193,893)		1,330,891

COMMERCIAL PAPER†† - 2.6%
UnitedHealth Group, Inc.
2.52% due 07/24/19[4,11]	2,200,000	2,196,458
Anheuser-Busch InBev Worldwide, Inc.
2.48% due 07/10/19[4,11]	2,000,000	1,998,725
Nasdaq, Inc.
2.44% due 07/17/19[4,11]	1,000,000	998,867
2.68% due 07/26/19[4,11]	1,000,000	998,139
Ryder System, Inc.
2.60% due 07/29/19[11]	2,000,000	1,995,955
Rogers Communications, Inc.
2.64% due 07/30/19[4,11]	2,000,000	1,995,682
Clorox Co.
2.55% due 07/24/19[4,11]	1,000,000	998,371
Total Commercial Paper
(Cost $11,182,197)		11,182,197
Total Investments - 101.1%
(Cost $438,762,779)		$430,756,196
Other Assets & Liabilities, net - (1.1)%		(4,663,608)
Total Net Assets - 100.0%		$426,092,588

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2019	Unrealized Depreciation
Barclays Bank plc	1,070,000	GBP	07/15/19	$1,359,385	$1,359,772	$(387)

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at June 30, 2019. The total market value of fair valued securities amounts to $8,724,063, (cost $8,807,007) or 2.0% of total net assets.
[2]	Affiliated issuer.
[3]	Rate indicated is the 7-day yield as of June 30, 2019.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $238,694,979 (cost $240,868,108), or 56.0% of total net assets.
[5]	Perpetual maturity.
[6]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[7]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $2,706,811 (cost $3,336,382), or 0.6% of total net assets — See Note 6.
[8]	Security is in default of interest and/or principal obligations.
[9]	All or a portion of this security is pledged as reverse repurchase agreements collateral at June 30, 2019. At June 30, 2019, the total market value of the pledged securities was $1,552,000.
[10]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[11]	Rate indicated is the effective yield at the time of purchase.

GBP — British Pound

LIBOR —  London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$356,466	$2,191,724	$976,586		$3,524,776
Preferred Stocks	—	—	534,846		534,846
Warrants	—	15	—		15
Money Market Fund	5,751,613	—	—		5,751,613
Corporate Bonds	—	338,437,291	—	*	338,437,291
Senior Floating Rate Interests	—	62,781,936	7,212,631		69,994,567
Asset-Backed Securities	—	1,330,891	—		1,330,891
Commercial Paper	—	11,182,197	—		11,182,197
Total Assets	$6,108,079	$415,924,054	$8,724,063		$430,756,196

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Forward Foreign Currency Exchange Contracts**	$—	$387	$—		$387
Unfunded Loan Commitments (Note 5)	—	496,680	228,061		724,741
Total Liabilities	$—	$497,067	$228,061		$725,128

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $1,010,885 are categorized as Level 2 within the disclosure hierarchy.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

The following is summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within the Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2019	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$976,586	Enterprise Value	Valuation Multiple	1.8x-8.1x	7.1x
Preferred Stocks	534,846	Enterprise Value	Valuation Multiple	3.3x	—
Senior Floating Rate Interests	4,263,545	Yield Analysis	Yield	9.4%-9.7%	9.6%
Senior Floating Rate Interests	1,481,250	Model Price	Market Comparable Yields	10.3x	—
Senior Floating Rate Interests	1,176,000	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	291,836	Model Price	Purchase Price	—	—
Total Assets	$8,724,063
Liabilities:
Unfunded Loan Commitments	$228,061	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a liquidation value, market comparable yields, purchase price, valuation multiple or yield would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2019:

	Assets				Liabilities
	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$10,442,995	$33,198	$515,827	$10,992,020	$(325,938)
Purchases/(Receipts)	1,461,818	954,408	-	2,416,226	(188,336)
(Sales, maturities and paydowns)/Fundings	(4,766,423)	(10,607)	-	(4,777,030)	198,219
Amortization of discount/premiums	64,661	-	-	64,661	-
Total realized gains or losses included in earnings	(6,002)	(1,687,664)	-	(1,693,666)	148
Total change in unrealized appreciation (depreciation) included in earnings	15,582	1,687,251	19,019	1,721,852	87,846
Ending Balance	$7,212,631	$976,586	$534,846	$8,724,063	$(228,061)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2019	$12,796	$(413)	$19,019	$31,402	$90,198

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/18		Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19		Shares/Face Amount 06/30/19	Investment Income
Common Stocks
Aspect Software, Inc.*	$–	**	$–	$–	$(1,687,664)	$1,687,664	$–		–	$–
BP Holdco LLC*,1	–		8,372	–	–	–	8,372		23,711	–
Targus Group International Equity, Inc.*,1	33,198		–	(10,607)	–	(413)	22,178		12,825	1,145
Senior Floating Rate Interests
Aspect Software, Inc. 12.91% (3 Month USD LIBOR + 10.50%, Rate Floor: 1.00%) due 05/25/20[3]	543,677		–	(446,322)	(204,917)	107,562	–		–	–
Targus Group International, Inc., due 05/24/16[1,2,3]	–	**	–	–	–	--	–	**	153,489	–
Warrants
Aspect Software, Inc.*	–	**	–	–	–	–	–		–	–
	$576,875		$8,372	$(456,929)	$(1,892,581)	$1,794,813	$30,550			$1,145

*	Non-income producing security.
**	Market value is less than $1.
[1]	Security was fair valued by the Valuation Committee at June 30, 2019. The total market value of fair valued and affiliated securities amounts to $30,550, (cost $153,777) or less than 0.1% of total net assets.
[2]	Security is in default of interest and/or principal obligations.
[3]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS††† - 0.0%
Industrial – 0.0%
Constar International Holdings LLC*,1	68	$—
Total Common Stocks
(Cost $–)		—

PREFERRED STOCKS††† - 0.0%
Industrial – 0.0%
Constar International Holdings LLC *,1	7	—
Total Preferred Stocks
(Cost $–)		—

MUTUAL FUNDS† - 0.3%
Guggenheim Floating Rate Strategies Fund — R6-Class[2]	99,548	2,519,549
Total Mutual Funds
(Cost $2,594,961)		2,519,549

MONEY MARKET FUND† - 0.4%
Dreyfus Treasury Securities Cash Management - Institutional Shares 2.10%[3]	2,830,172	2,830,172
Total Money Market Fund
(Cost $2,830,172)		2,830,172

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 27.1%
Government Agency - 15.5%
Fannie Mae
3.59% due 02/01/29	6,435,000	6,903,246
3.71% due 02/01/34	5,700,000	6,204,405
3.03% due 02/01/30	5,100,000	5,294,084
3.66% due 03/01/34	4,000,000	4,371,695
3.60% due 03/01/31	4,000,000	4,298,254
3.00% due 12/01/29	2,500,000	2,588,316
3.49% due 04/01/30	2,300,000	2,476,612
3.61% due 04/01/34	2,300,000	2,463,747
3.37% due 05/01/31	2,250,000	2,370,653
4.17% due 02/01/49	2,000,000	2,186,234
3.19% due 02/01/29	2,000,000	2,105,554
3.26% due 05/01/34	2,000,000	2,098,816
3.09% due 10/01/29	2,000,000	2,088,430
3.11% due 04/01/30	1,975,433	2,049,989
3.12% due 10/01/32	1,700,000	1,757,602
3.88% due 07/01/33	1,500,000	1,652,731
3.33% due 05/01/34	1,500,000	1,577,758
3.13% due 01/01/30	1,500,000	1,575,601
3.01% due 12/01/27	1,500,000	1,557,353
2.86% due 09/01/29	1,450,000	1,491,113
4.27% due 12/01/33	992,756	1,130,855
3.70% due 03/01/31	1,000,000	1,094,330
3.67% due 03/01/30	1,000,000	1,090,229
3.74% due 02/01/30	1,000,000	1,087,227
3.56% due 03/01/31	1,000,000	1,085,215
3.68% due 04/01/34	1,000,000	1,083,730
3.51% due 04/01/34	1,000,000	1,083,654
4.24% due 08/01/48	1,000,000	1,082,652
3.56% due 04/01/30	1,000,000	1,082,493
3.42% due 04/01/30	1,000,000	1,076,917
3.48% due 04/01/30	1,000,000	1,076,706
3.66% due 03/01/34	996,568	1,072,313
3.36% due 05/01/34	998,816	1,065,382
3.53% due 04/01/33	1,000,000	1,065,330
3.43% due 08/01/34†††	1,000,000	1,063,523
3.19% due 02/01/30	1,000,000	1,059,662
3.83% due 05/01/49	1,000,000	1,054,607
3.34% due 05/01/34	1,000,000	1,052,769
3.18% due 01/01/30	1,000,000	1,052,624
3.31% due 01/01/33	1,000,000	1,049,167
3.05% due 01/01/30	1,000,000	1,039,920
3.23% due 01/01/30	978,726	1,035,470
3.12% due 01/01/30	976,881	1,026,040
2.96% due 11/01/29	900,000	929,385
1.95% due 11/01/20	900,000	897,260
3.08% due 10/01/32	850,000	879,860
2.90% due 11/01/29	850,000	873,191
4.07% due 05/01/49	799,207	868,844
4.37% due 10/01/48	743,957	837,201
4.25% due 05/01/48	660,949	738,846
3.14% due 09/01/32	650,000	674,244
2.99% due 09/01/29	650,000	672,977
3.17% due 01/01/30	550,000	579,836
2.82% due 10/01/29	550,000	563,602
3.05% due 10/01/29	500,000	520,292
3.22% due 01/01/30	450,000	475,208
3.94% due 10/01/36	346,734	378,369
Freddie Mac Multifamily Structured Pass Through Certificates
2019-K087, 3.77% due 12/25/28	4,250,000	4,689,438
2017-KGX1, 3.00% due 10/25/27	3,500,000	3,613,557
2017-KW03, 3.02% due 06/25/27	3,000,000	3,089,374
2018-K073, 3.45% (WAC) due 01/25/28[4]	1,200,000	1,285,131
2018-K078, 3.92% due 06/25/28	1,000,000	1,102,579
2018-K074, 3.60% due 02/25/28	1,000,000	1,080,156
2017-K066, 3.20% due 06/25/27	1,000,000	1,051,759
Freddie Mac Seasoned Credit Risk Transfer Trust
2017-3, 3.00% due 07/25/56[5]	2,975,048	3,015,699
2017-4, 3.00% due 06/25/57[5]	1,915,242	1,959,247
2017-4, 3.50% due 06/25/57	1,558,256	1,590,079
2018-1, 2.50% due 05/25/57[5]	1,528,834	1,521,405

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 27.1% (continued)
Government Agency - 15.5% (continued)
Fannie Mae-Aces
2017-M11, 2.98% due 08/25/29	2,500,000	$2,554,568
Total Government Agency		118,165,115
Residential Mortgage Backed Securities - 8.4%
CIM Trust
2018-R2, 3.69% (WAC) due 08/25/57[4,6]	2,948,446	2,982,100
2018-R4, 4.07% (WAC) due 12/26/57[4,6]	2,692,634	2,717,666
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[4,6]	4,177,685	4,266,385
2019-RM3, 2.80% (WAC) due 06/25/69[4,6]	1,000,000	999,061
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[4,6]	1,706,507	1,747,092
2019-RPL1, 4.33% due 02/26/24[5,6]	1,215,754	1,233,330
2017-5A, 3.90% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57[4,6]	1,011,760	1,028,767
2018-1A, 4.00% (WAC) due 12/25/57[4,6]	769,740	798,082
Structured Asset Securities Corporation Mortgage Loan Trust
2007-WF1, 2.61% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37[4]	2,793,262	2,759,483
2006-BC3, 2.56% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 10/25/36[4]	965,091	856,008
2006-BC4, 2.57% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 12/25/36[4]	811,327	786,938
GSAA Home Equity Trust
2005-6, 2.83% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 06/25/35[4]	3,150,000	3,196,629
Home Equity Loan Trust
2007-FRE1, 2.59% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[4]	3,083,971	2,915,087
Soundview Home Loan Trust
2006-OPT5, 2.54% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[4]	2,894,412	2,820,089
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57[4,6]	2,687,752	2,788,471
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57[4,6]	1,960,995	1,976,057
2017-5, 3.00% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[4,6]	489,986	488,571
2018-1, 3.00% (WAC) due 01/25/58[4,6]	289,501	292,551
HarborView Mortgage Loan Trust
2006-12, 2.58% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/19/38[4]	1,902,585	1,817,123
2006-14, 2.54% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[4]	931,350	913,788
NovaStar Mortgage Funding Trust Series
2007-2, 2.60% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[4]	2,215,156	2,152,075
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 2.52% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[4]	3,193,588	2,049,491
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 2.89% (1 Month USD LIBOR + 0.49%, Rate Floor: 0.49%) due 10/25/35[4]	2,000,000	2,002,923
Countrywide Asset-Backed Certificates
2006-6, 2.57% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[4]	1,726,345	1,709,873

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 27.1% (continued)
Residential Mortgage Backed Securities - 8.4% (continued)
Alternative Loan Trust
2007-OA4, 2.57% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 05/25/47[4]	1,636,640	$1,555,990
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[7]	9,211,792	1,519,908
LSTAR Securities Investment Trust
2019-1, 4.14% (1 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 03/01/24[4,6]	820,584	823,046
2018-2, 3.94% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 04/01/23[4,6]	354,323	354,597
GSAMP Trust
2007-NC1, 2.53% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46[4]	1,789,834	1,159,338
Structured Asset Investment Loan Trust
2005-11, 3.12% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.36%) due 01/25/36[4]	1,142,264	1,137,970
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[4,6]	1,107,307	1,122,617
Park Place Securities Incorporated Asset Backed Pass Through Certificates Ser
2005-WHQ3, 3.35% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.63%) due 06/25/35[4]	1,000,000	1,002,573
Asset Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 2.80% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 01/25/36[4]	1,000,000	965,081
Nationstar Home Equity Loan Trust
2007-B, 2.62% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[4]	870,378	860,746
Luminent Mortgage Trust
2006-2, 2.60% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/25/46[4]	988,221	859,869
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[5,6]	775,567	789,003
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 2.54% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[4]	787,339	766,822
Deephaven Residential Mortgage Trust
2017-3A, 2.58% (WAC) due 10/25/47[4,6]	725,336	723,557
CSMC Series
2015-12R, 2.93% (WAC) due 11/30/37[4,6]	700,817	697,352
RALI Series Trust
2006-QO2, 2.62% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 02/25/46[4]	1,800,618	678,010
Deutsche Alt-A Securities Mortgage Loan Trust Series
2007-OA2, 3.27% (1 Year CMT Rate + 0.77%, Rate Floor: 0.77%) due 04/25/47[4]	644,219	611,630
GSMSC Resecuritization Trust
2015-5R, 2.57% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 04/26/37[4,6]	565,157	562,966
CIT Mortgage Loan Trust
2007-1, 3.88% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[4,6]	498,059	500,081
Angel Oak Mortgage Trust LLC
2017-3, 2.71% (WAC) due 11/25/47[4,6]	459,967	459,913
Banc of America Funding Trust
2015-R4, 2.60% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 01/27/35[4,6]	454,314	441,357

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 27.1% (continued)
Residential Mortgage Backed Securities - 8.4% (continued)
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 3.34% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[4]	449,675	$404,329
MASTR Adjustable Rate Mortgages Trust
2003-5, 3.53% (WAC) due 11/25/33[4]	424,260	404,237
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	129,693	137,108
Total Residential Mortgage Backed Securities		63,835,740
Commercial Mortgage Backed Securities - 2.3%
CGBAM Mezzanine Securities Trust
2015-SMMZ, 8.21% due 04/10/28[6]	2,650,000	2,732,827
COMM Mortgage Trust
2015-CR24, 0.91% (WAC) due 08/10/48[4,7]	46,518,713	1,856,622
2015-CR26, 1.11% (WAC) due 10/10/48[4,7]	9,450,619	444,877
Four Times Square Trust Commercial Mortgage Pass-Through Certificates Series 200
2006-4TS, 5.40% due 12/13/28[6]	1,880,234	1,949,019
Americold LLC Trust
2010-ARTA, 7.44% due 01/14/29[6]	1,250,000	1,316,742
Bancorp Commercial Mortgage Trust
2018-CR3, 3.64% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 01/15/33[4,6]	1,000,000	999,845
CSAIL Commercial Mortgage Trust
2019-C15, 1.22% (WAC) due 03/15/52[4,7]	12,494,184	975,403
BENCHMARK Mortgage Trust
2018-B6, 0.60% (WAC) due 10/10/51[4,7]	31,433,949	935,858
SG Commercial Mortgage Securities Trust
2016-C5, 2.15% (WAC) due 10/10/48[4,7]	9,710,948	931,278
UBS Commercial Mortgage Trust
2017-C2, 1.24% (WAC) due 08/15/50[4,7]	11,246,787	765,676
Citigroup Commercial Mortgage Trust
2016-GC37, 1.94% (WAC) due 04/10/49[4,7]	3,760,765	353,753
2016-C2, 1.92% (WAC) due 08/10/49[4,7]	2,451,515	241,671
2016-P5, 1.67% (WAC) due 10/10/49[4,7]	1,951,732	151,601
GE Business Loan Trust
2007-1A, 2.56% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 04/15/35[4,6]	678,303	665,516
JPMDB Commercial Mortgage Securities Trust
2016-C2, 1.84% (WAC) due 06/15/49[4,7]	8,765,585	637,253
Morgan Stanley Capital I Trust
2016-UB11, 1.77% (WAC) due 08/15/49[4,7]	7,427,382	599,263
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.68% (WAC) due 01/15/59[4,7]	4,825,963	319,722
2016-C37, 1.15% (WAC) due 12/15/49[4,7]	3,782,280	170,325
Aventura Mall Trust
2013-AVM, 3.87% (WAC) due 12/05/32[4,6]	425,000	431,119
Americold 2010 LLC
2010-ARTA, 3.85% due 01/14/29[6]	395,779	400,009
CGBAM Commercial Mortgage Trust
2015-SMRT, 3.91% (WAC) due 04/10/28[4,6]	350,000	352,779
CFCRE Commercial Mortgage Trust
2016-C3, 1.20% (WAC) due 01/10/48[4,7]	5,806,622	328,230
CD Mortgage Trust
2016-CD1, 1.55% (WAC) due 08/10/49[4,7]	2,540,255	194,202
Total Commercial Mortgage Backed Securities		17,753,590
Military Housing - 0.9%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 1.93% (WAC) due 11/25/55[4,6]	3,940,324	4,326,914

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 27.1% (continued)
Military Housing - 0.9% (continued)
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[6]	1,484,109	$1,634,975
Capmark Military Housing Trust
2007-ROBS, 6.06% due 10/10/52[6]	471,741	542,417
2007-AETC, 5.75% due 02/10/52[6]	328,240	351,998
Total Military Housing		6,856,304
Total Collateralized Mortgage Obligations
(Cost $199,740,621)		206,610,749

U.S. GOVERNMENT SECURITIES†† - 24.5%
U.S. Treasury Notes
2.38% due 03/15/22	62,017,000	63,121,678
2.38% due 02/29/24	42,382,000	43,575,649
2.50% due 02/28/26	26,348,000	27,405,008
2.88% due 11/30/23	19,286,000	20,209,618
U.S. Treasury Bonds
2.88% due 05/15/49	16,858,000	18,053,864
U.S. Treasury Inflation Protected Securities
1.38% due 01/15/20[8]	14,700,721	14,668,563
Total U.S. Government Securities
(Cost $184,096,230)		187,034,380

ASSET-BACKED SECURITIES†† - 16.3%
Collateralized Loan Obligations - 8.3%
Palmer Square Loan Funding Ltd.
2018-4A, 3.42% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[4,6]	5,049,851	5,050,670
2018-4A, 3.97% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/15/26[4,6]	1,000,000	997,352
Denali Capital CLO XI Ltd.
2018-1A, 3.72% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[4,6]	3,000,000	2,999,699
2018-1A, 4.24% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/20/28[4,6]	2,000,000	1,999,830
Golub Capital Partners CLO Ltd.
2018-36A, 3.87% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[4,6]	4,100,000	4,038,309
NXT Capital CLO LLC
2017-1A, 4.29% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 04/20/29[4,6]	1,800,000	1,800,241
2018-1A, 4.19% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 04/21/27[4,6]	1,000,000	1,000,004
ALM VI Ltd.
2018-6A, 3.80% (3 Month USD LIBOR + 1.20%, Rate Floor: 0.00%) due 07/15/26[4,6]	2,800,000	2,790,797
THL Credit Wind River CLO Ltd.
2019-1A, due 01/15/26[4,6]	2,750,000	2,750,000
Figueroa CLO Ltd.
2018-2A, 3.24% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 06/20/27[4,6]	2,350,000	2,342,039
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 3.36% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[4,6]	2,300,000	2,295,375
ALM XII Ltd.
2018-12A, 3.49% (3 Month USD LIBOR + 0.89%, Rate Floor: 0.89%) due 04/16/27[4,6]	2,300,000	2,295,195
Mountain View CLO Ltd.
2018-1A, 3.40% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[4,6]	2,252,802	2,242,120
MP CLO VIII Ltd.
2018-2A, 3.49% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[4,6]	2,200,000	2,196,460
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 4.07% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[4,6]	2,086,000	2,076,848
Venture XII CLO Ltd.
2018-12A, 3.32% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[4,6]	2,017,928	2,011,487

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 16.3% (continued)
Collateralized Loan Obligations - 8.3% (continued)
Golub Capital Partners CLO 16 Ltd.
2017-16A, 4.43% (3 Month USD LIBOR + 1.85%, Rate Floor: 0.00%) due 07/25/29[4,6]	2,000,000	$2,000,246
Cerberus Loan Funding XVII Ltd.
2016-3A, 5.13% (3 Month USD LIBOR + 2.53%, Rate Floor: 0.00%) due 01/15/28[4,6]	2,000,000	1,989,863
Crown Point CLO III Ltd.
2017-3A, 4.05% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[4,6]	2,000,000	1,977,026
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.90% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[4,6]	2,000,000	1,965,051
OCP CLO Ltd.
2018-7A, 3.19% (3 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 07/20/29[4,6]	1,785,714	1,783,589
Garrison BSL CLO Ltd.
2018-1A, 3.54% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/17/28[4,6]	1,300,000	1,298,374
KVK CLO Ltd.
2017-1A, 3.50% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[4,6]	1,250,000	1,245,633
VMC Finance LLC
2018-FL1, 3.21% (1 Month USD LIBOR + 0.82%) due 03/15/35[4,6]	1,092,718	1,085,517
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[6]	1,000,000	1,002,122
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[6]	1,000,000	1,000,161
Flatiron CLO Ltd.
2017-1A, 4.24% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 01/17/26[4,6]	1,000,000	999,982
TCP Waterman CLO Ltd.
2016-1A, 4.84% (3 Month USD LIBOR + 2.05%, Rate Floor: 0.00%) due 12/15/28[4,6]	1,000,000	999,590
MONROE CAPITAL BSL CLO Ltd.
2017-1A, 4.27% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 05/22/27[4,6]	1,000,000	998,058
Diamond CLO Ltd.
2018-1A, 4.09% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 07/22/30[4,6]	1,000,000	996,511
NewStar Fairfield Fund CLO Ltd.
2018-2A, 3.86% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[4,6]	1,000,000	981,885
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[6,9]	1,000,000	913,946
Mountain Hawk II CLO Ltd.
2018-2A, 3.41% (3 Month USD LIBOR + 0.82%, Rate Floor: 0.00%) due 07/20/24[4,6]	745,714	744,774
Monroe Capital CLO Ltd.
2017-1A, 3.94% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[4,6]	744,120	742,345
Avery Point V CLO Ltd.
2017-5A, 3.57% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.00%) due 07/17/26[4,6]	739,603	739,952
Treman Park CLO Ltd.
2015-1A, due 10/20/28[6,9]	500,000	435,618
Babson CLO Ltd.
2014-IA) due 07/20/25[6,9]	650,000	201,777
2012-2A due 05/15/23[6,9]	1,000,000	12,200
Copper River CLO Ltd.
2007-1A due 01/20/21[9,10]	700,000	106,840
Total Collateralized Loan Obligations		63,107,486
Financial - 2.5%
Station Place Securitization Trust
2019-6, 3.03% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/24/21[4,6]	5,500,000	5,500,000

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 16.3% (continued)
Financial - 2.5% (continued)
2019-1, 3.03% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 09/24/19[4,6]	5,100,000	$5,099,996
2019-5, (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 06/24/20[4,6]	2,950,000	2,950,000
2019-2, 2.98% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 04/24/21[4,6]	1,400,000	1,399,999
Barclays Bank plc
GMTn, 3.15% (1 Month USD LIBOR + 0.72%) due 10/31/19[4]	3,850,000	3,851,515
Total Financial		18,801,510
Transport-Aircraft - 2.2%
Castlelake Aircraft Securitization Trust
2017-1, 3.97% due 07/15/42	1,728,280	1,746,751
2018-1, 4.13% due 06/15/43[6]	1,577,032	1,590,099
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[6]	3,121,398	3,189,475
SAPPHIRE AVIATION FINANCE I Ltd.
2018-1A, 4.25% due 03/15/40[6]	2,432,760	2,466,152
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[5,6]	1,599,918	1,653,232
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41	1,611,290	1,629,938
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[6]	971,550	985,357
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[6]	910,300	932,939
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[6]	712,698	723,030
AASET Trust
2017-1A, 3.97% due 05/16/42[6]	644,477	651,867
Raspro Trust
2005-1A, 3.52% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[4,6]	644,381	622,850
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[10]	446,018	433,910
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[6]	254,842	255,577
Total Transport-Aircraft		16,881,177
Collateralized Debt Obligations - 0.9%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[6]	3,750,000	3,642,277
2016-3A, 3.85% due 10/28/33[6]	1,000,000	985,476
Palmer Square Loan Funding Ltd.
2019-3A, 3.17% due 08/20/27	1,500,000	1,500,000
Putnam Structured Product Funding Ltd.
2003-1A, 3.39% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[4,6]	324,734	321,592
Highland Park CDO I Ltd.
2006-1A, 3.05% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 11/25/51[4,10]	198,181	196,466
N-Star REL CDO VIII Ltd.
2006-8A, 2.85% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 02/01/41[4,6]	108,390	106,968
Total Collateralized Debt Obligations		6,752,779
Transport-Container - 0.8%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[6]	2,351,496	2,365,032
CLI Funding LLC
2018-1A, 4.03% due 04/18/43[6]	1,142,441	1,174,502
CAL Funding III Ltd.
2018-1A, 3.96% due 02/25/43[6]	1,083,333	1,116,385
Textainer Marine Containers V Ltd.
2017-1A, 3.72% due 05/20/42[6]	803,998	815,137

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 16.3% (continued)
Transport-Container - 0.8% (continued)
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[6]	690,000		$691,923
Total Transport-Container			6,162,979
Net Lease - 0.7%
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[6]	2,935,000		2,986,846
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[6]	2,759,148		2,828,206
Total Net Lease			5,815,052
Whole Business - 0.4%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[6]	1,468,126		1,544,777
Domino's Pizza Master Issuer LLC
2017-1A, 3.83% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/25/47[4,6]	982,500		976,910
Drug Royalty III Limited Partnership
2016-1A, 3.98% due 04/15/27[6]	259,642		260,306
Total Whole Business			2,781,993
Infrastructure - 0.3%
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[10]	1,089,000		1,106,077
Vantage Data Centers Issuer LLC
2018-1A, 4.07% due 02/16/43[6]	986,667		1,013,976
Total Infrastructure			2,120,053
Diversified Payment Rights - 0.1%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††,1	1,000,000		1,038,631
CIC Receivables Master Trust
REGD, 4.89% due 10/07/21	146,331		148,636
Total Diversified Payment Rights			1,187,267
Automotive - 0.1%
Hertz Vehicle Financing II, LP
2017-1A, 2.96% due 10/25/21[6]	500,000		502,522
Insurance - 0.0%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[6]	432,000		433,335
Total Asset-Backed Securities
(Cost $124,200,924)			124,546,153

FOREIGN GOVERNMENT DEBT†† - 11.3%
Government of Japan
due 07/01/19[11]	JPY	1,822,800,000	16,907,522
due 01/20/20[11]	JPY	985,000,000	9,147,176
due 07/29/19[11]	JPY	825,000,000	7,653,251
due 07/08/19[11]	JPY	381,800,000	3,541,478
due 08/13/19[11]	JPY	306,700,000	2,845,317
due 07/22/19[11]	JPY	143,500,000	1,331,151
due 08/19/19[11]	JPY	97,000,000	899,907
0.10% due 03/20/20	JPY	49,000,000	455,467
2.40% due 03/20/20	JPY	20,000,000	188,974
1.30% due 03/20/20	JPY	8,000,000	74,999
Federative Republic of Brazil
due 10/01/19[11]	BRL	71,210,000	18,269,609
due 01/01/20[11]	BRL	18,300,000	4,629,419
Republic of Portugal
due 07/19/19[11]	EUR	4,300,000	4,891,884
due 01/17/20[11]	EUR	2,550,000	2,906,788
State of Israel
5.00% due 01/31/20	ILS	18,100,000	5,211,161
Kingdom of Spain
due 01/17/20[11]	EUR	2,717,000	3,097,844
Province of New Brunswick, Canada
due 07/11/19[11]	CAD	1,702,000	1,299,155
Province of Newfoundland, Canada
due 07/09/19[11]	CAD	800,000	610,710
due 07/11/19[11]	CAD	400,000	305,324
due 07/18/19[11]	CAD	200,000	152,607
due 07/25/19[11]	CAD	200,000	152,547
Province of Ontario, Canada
due 07/03/19[11]	CAD	1,040,000	794,153
due 07/17/19[11]	CAD	280,000	213,661
due 07/24/19[11]	CAD	145,000	110,605
due 07/31/19[11]	CAD	130,000	99,124
Province of Quebec, Canada
due 07/26/19[11]	CAD	790,000	602,539
Total Foreign Government Debt
(Cost $84,790,202)			86,392,372

CORPORATE BONDS†† - 9.5%
Financial - 4.1%
Synchrony Bank
2.95% (3 Month USD LIBOR + 0.63%) due 03/30/20[4]	2,600,000		2,602,233
AXIS Specialty Finance LLC
5.88% due 06/01/20	1,800,000		1,855,754
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.70% due 04/01/20	1,800,000		1,802,350
Morgan Stanley
5.50% due 07/24/20	1,700,000		1,754,804

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 9.5% (continued)
Financial - 4.1% (continued)
Capital One Financial Corp.
2.50% due 05/12/20	1,750,000	$1,751,814
Assurant, Inc.
3.58% (3 Month USD LIBOR + 1.25%) due 03/26/21[4]	1,745,000	1,745,120
Lloyds Bank Corporate Markets plc NY
2.94% (3 Month USD LIBOR + 0.37%) due 08/05/20[4]	1,730,000	1,731,852
Credit Suisse AG NY
2.98% (3 Month USD LIBOR + 0.40%) due 07/31/20[4]	1,720,000	1,721,818
Alexandria Real Estate Equities, Inc.
2.75% due 01/15/20	1,720,000	1,720,716
Standard Chartered Bank
2.97% (3 Month USD LIBOR + 0.40%) due 08/04/20[4]	1,710,000	1,712,757
ANZ New Zealand Int'l Ltd.
2.85% due 08/06/20[6]	1,700,000	1,710,444
UBS AG
3.03% (3 Month USD LIBOR + 0.58%, Rate Floor: 0.00%) due 06/08/20[4,6]	1,700,000	1,706,593
American Tower Corp.
2.80% due 06/01/20	1,650,000	1,653,764
Jefferies Group LLC
8.50% due 07/15/19	1,600,000	1,603,382
Aspen Insurance Holdings Ltd.
6.00% due 12/15/20	1,400,000	1,462,623
American International Group, Inc.
6.40% due 12/15/20	1,060,000	1,119,090
American Equity Investment Life Holding Co.
5.00% due 06/15/27	953,000	977,492
Discover Bank
3.10% due 06/04/20	850,000	854,106
Santander UK plc
2.88% (3 Month USD LIBOR + 0.30%) due 11/03/20[4]	840,000	839,025
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.25% due 07/01/20	785,000	796,544
Credit Suisse Group Funding Guernsey Ltd.
2.75% due 03/26/20	300,000	300,469
Hospitality Properties Trust
5.25% due 02/15/26	157,000	161,258
Total Financial		31,584,008
Consumer, Non-cyclical - 2.2%
Reynolds American, Inc.
3.25% due 06/12/20	1,920,000	1,933,035
Mondelez International, Inc.
3.00% due 05/07/20	1,920,000	1,927,771
Quest Diagnostics, Inc.
2.50% due 03/30/20	1,800,000	1,797,733
Zimmer Biomet Holdings, Inc.
2.70% due 04/01/20	1,795,000	1,797,236
Cigna Corp.
2.76% (3 Month USD LIBOR + 0.35%) due 03/17/20[4,6]	1,795,000	1,796,444
Allergan Incorporated/United States
3.38% due 09/15/20	1,635,000	1,649,630
Molson Coors Brewing Co.
2.25% due 03/15/20	1,600,000	1,596,047
Coca-Cola Femsa SAB de CV
4.63% due 02/15/20	850,000	860,409
Bayer US Finance II LLC
2.13% due 07/15/19[6]	850,000	849,803
Anthem, Inc.
2.50% due 11/21/20	800,000	801,593
Kraft Heinz Foods Co.
2.80% due 07/02/20	630,000	630,700
Constellation Brands, Inc.
2.25% due 11/06/20	530,000	528,864
Allergan Funding SCS
3.69% (3 Month USD LIBOR + 1.26%) due 03/12/20[4]	165,000	166,053
Humana, Inc.
2.50% due 12/15/20	120,000	120,064
Total Consumer, Non-cyclical		16,455,382
Industrial - 0.8%
Republic Services, Inc.
5.50% due 09/15/19	1,800,000	1,810,038
Rolls-Royce plc
2.38% due 10/14/20[6]	1,800,000	1,797,205
Harris Corp.
2.70% due 04/27/20	1,766,000	1,767,812
Ingersoll-Rand Luxembourg Finance S.A.
2.63% due 05/01/20	320,000	320,172
Vulcan Materials Co.
3.01% (3 Month USD LIBOR + 0.60%) due 06/15/20[4]	200,000	200,018

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 9.5% (continued)
Industrial - 0.8% (continued)
Molex Electronic Technologies LLC
2.88% due 04/15/20[6]	190,000	$190,092
Total Industrial		6,085,337
Utilities - 0.7%
NextEra Energy Capital Holdings, Inc.
2.78% (3 Month USD LIBOR + 0.45%) due 09/28/20[4]	1,830,000	1,828,205
Ameren Corp.
2.70% due 11/15/20	1,800,000	1,805,860
Exelon Corp.
2.85% due 06/15/20	860,000	862,724
DTE Energy Co.
2.40% due 12/01/19	400,000	399,957
PSEG Power LLC
5.13% due 04/15/20	250,000	255,131
Pennsylvania Electric Co.
5.20% due 04/01/20	50,000	50,876
Total Utilities		5,202,753
Technology - 0.6%
Analog Devices, Inc.
2.95% due 01/12/21	1,800,000	1,816,369
Broadcom Corporation / Broadcom Cayman Finance Ltd.
2.38% due 01/15/20	1,800,000	1,796,871
Fidelity National Information Services, Inc.
3.63% due 10/15/20	1,050,000	1,065,510
CA, Inc.
5.38% due 12/01/19	50,000	50,444
Total Technology		4,729,194
Communications - 0.4%
Juniper Networks, Inc.
3.30% due 06/15/20	1,900,000	1,911,175
Deutsche Telekom International Finance BV
2.23% due 01/17/20[6]	580,000	578,502
Telefonica Emisiones S.A.
5.13% due 04/27/20	430,000	438,788
Total Communications		2,928,465
Energy - 0.3%
ONEOK Partners, LP
3.80% due 03/15/20	1,630,000	1,641,237
Pioneer Natural Resources Co.
7.50% due 01/15/20	500,000	512,749
Reliance Holding USA, Inc.
4.50% due 10/19/20[6]	350,000	357,849
Florida Gas Transmission Company LLC
5.45% due 07/15/20[6]	140,000	143,640
Total Energy		2,655,475
Basic Materials - 0.3%
Yamana Gold, Inc.
4.95% due 07/15/24	1,205,000	1,269,941
Newmont Goldcorp Corp.
5.13% due 10/01/19	960,000	965,687
Total Basic Materials		2,235,628
Consumer, Cyclical - 0.1%
Marriott International, Inc.
3.12% (3 Month USD LIBOR + 0.60%) due 12/01/20[4]	400,000	401,529
Total Corporate Bonds
(Cost $72,020,721)		72,277,771

FEDERAL AGENCY BONDS†† - 4.5%
Fannie Mae Principal Strips
due 07/15/37[11]	13,000,000	7,631,498
due 05/15/30[11]	6,650,000	5,047,108
due 01/15/30[11]	2,575,000	1,982,032
Freddie Mac Coupon Strips
due 07/15/32[11]	10,550,000	7,590,713
due 03/15/31[11]	3,850,000	2,877,220
Tennessee Valley Authority
due 01/15/38[11]	4,000,000	2,213,926
4.25% due 09/15/65	1,300,000	1,636,948
5.38% due 04/01/56	600,000	882,283
Residual Funding Corporation Principal
due 04/15/30[11]	3,000,000	2,299,264
due 01/15/30[11]	1,500,000	1,165,621
Freddie Mac
due 01/02/34[11]	1,850,000	1,251,820
Total Federal Agency Bonds
(Cost $31,415,507)		34,578,433

MUNICIPAL BONDS†† - 0.6%
California - 0.4%
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/44[11]	2,000,000	791,680
due 08/01/41[11]	1,540,000	693,015
due 08/01/46[11]	750,000	272,685
Beverly Hills Unified School District California General Obligation Unlimited
due 08/01/39[11]	1,410,000	660,543
Cypress School District General Obligation Unlimited
due 08/01/48[11]	1,000,000	319,170
Hanford Joint Union High School District General Obligation Unlimited
due 08/01/39[11]	500,000	224,135
Total California		2,961,228
Georgia - 0.1%
Central Storage Safety Project Trust
4.82% due 02/01/38[10]	1,000,000	1,056,736

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
MUNICIPAL BONDS†† - 0.6% (continued)
Illinois - 0.1%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	500,000	$571,240
Total Municipal Bonds
(Cost $4,293,314)		4,589,204

SENIOR FLOATING RATE INTERESTS††,4 - 0.4%
Technology - 0.1%
Misys Ltd.
5.90% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	1,016,933	989,537
Epicor Software
5.66% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 06/01/22	66,290	65,805
Total Technology		1,055,342
Consumer, Non-cyclical - 0.1%
Packaging Coordinators Midco, Inc.
6.33% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 06/30/23	500,381	501,007
Diamond (BC) B.V.
5.58% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	394,000	345,735
Total Consumer, Non-cyclical		846,742
Consumer, Cyclical - 0.1%
Mavis Tire Express Services Corp.
5.65% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	702,073	687,154
Communications - 0.1%
Internet Brands, Inc.
6.15% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/13/24	372,154	365,176
Industrial - 0.0%
Titan Acquisition Ltd. (Husky)
5.40% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	246,875	235,422
Total Senior Floating Rate Interests
(Cost $3,289,162)		3,189,836

COMMERCIAL PAPER†† - 4.0%
Rogers Communications, Inc.
2.64% due 07/30/19[6,12]	4,500,000	4,490,285
2.65% due 07/11/19[6,12]	3,000,000	2,997,750
E.I. du Pont de Nemours & Co.
2.74% due 08/21/19[6,12]	6,200,000	6,176,267
Walgreens Boots Alliance, Inc.
3.28% due 07/22/19[12]	6,000,000	5,989,872
Keurig Dr Pepper, Inc.
2.65% due 07/02/19[6,12]	5,000,000	4,999,632
DowDuPont, Inc.
2.71% due 07/15/19[6,12]	3,000,000	2,996,838
NextEra Energy Capital Holdings, Inc.
2.60% due 07/22/19[6,12]	2,650,000	2,645,981
Total Commercial Paper
(Cost $30,294,870)		30,296,625

REPURCHASE AGREEMENTS††,13 - 1.8%
BNP Paribas
issued 06/19/19 at 2.59% due 09/16/19	9,979,519	9,979,519
issued 06/13/19 at 2.59% due 09/16/19	2,625,037	2,625,037
issued 06/14/19 at 2.59% due 09/16/19	774,963	774,963
Total Repurchase Agreements
(Cost $13,379,519)		13,379,519

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Contracts	Value
OTC OPTIONS PURCHASED†† - 0.2%
Put options on:
Bank of America, N.A. 2Y-10 CMS CAP Expiring May 2021 with strike price of $0.36 (Notional Value $160,800,000)	160,800,000	$372,043
Bank of America, N.A. 2Y-10 CMS CAP Expiring May 2021 with strike price of $0.37 (Notional Value $144,700,000)	144,700,000	327,054
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring May 2021 with strike price of $0.36 (Notional Value $128,600,000)	128,600,000	297,542
Goldman Sachs International 2Y-10 CMS CAP Expiring May 2021 with strike price of $0.46 (Notional Value $163,600,000)	163,600,000	297,256
Goldman Sachs International 2Y-10 CMS CAP Expiring May 2021 with strike price of $0.37 (Notional Value $54,700,000)	54,700,000	123,634
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring May 2021 with strike price of $0.61 (Notional Value $99,200,000)	99,200,000	121,515
Bank of America, N.A. S&P 500 Index Expiring July 2019 with strike price of $2,755.00 (Notional Value $38,537,056)	131	58,950
Total Put options		1,597,994
Total OTC Options Purchased
(Cost $1,858,849)		1,597,994
Total Investments - 100.9%
(Cost $754,805,052)		769,842,757

OTC OPTIONS WRITTEN†† - 0.0%
Put options on:
Bank of America, N.A. S&P 500 Index Expiring July 2019 with strike price of $2,530.00 (Notional Value $38,537,056)	131	(11,135)
Total OTC Options Written
(Premiums received $125,760)		$(11,135)
Other Assets & Liabilities, net - (0.9)%		(7,018,756)
Total Net Assets - 100.0%		$762,812,867

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	171	Sep 2019	$20,199,375	$(251,526)

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc	ICE	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$119,420,000	$(2,675,543)	$(1,306,485)	$(1,369,058)

OTC Credit Default Swap Agreements Protection Purchased††

Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$6,080,000	$(124,314)	$(1,213)	$(123,102)
Goldman Sachs International	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	13,940,000	(285,023)	(20,660)	(264,363)
						$(409,337)	$(21,873)	$(387,465)

Forward Foreign Currency Exchange Contracts††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Goldman Sachs International	15,700,000	BRL	07/01/19	$4,166,556	$4,093,232	$73,324
Citibank N.A., New York	16,300,000	BRL	07/01/19	4,310,516	4,249,661	60,855
JPMorgan Chase Bank, N.A.	24,500	JPY	09/20/19	229	229	-
Goldman Sachs International	292,000	JPY	09/20/19	2,724	2,725	(1)
Morgan Stanley Capital Services LLC	100,000	CAD	07/11/19	76,354	76,395	(41)
JPMorgan Chase Bank, N.A.	130,000	CAD	07/31/19	99,316	99,363	(47)
JPMorgan Chase Bank, N.A.	790,000	CAD	07/26/19	603,601	603,747	(146)
Goldman Sachs International	28,292,000	JPY	03/23/20	267,291	267,469	(178)
Morgan Stanley Capital Services LLC	910,000	CAD	07/03/19	694,601	695,061	(460)
JPMorgan Chase Bank, N.A.	49,024,500	JPY	03/23/20	462,993	463,472	(479)
Barclays Bank plc	2,717,000	EUR	01/17/20	3,137,863	3,138,389	(526)
Goldman Sachs International	2,550,000	EUR	01/17/20	2,944,532	2,945,488	(956)
Citibank N.A., New York	11,500,000	JPY	07/22/19	105,589	106,841	(1,252)
Morgan Stanley Capital Services LLC	100,000	CAD	07/25/19	75,115	76,422	(1,307)
BNP Paribas S.A.	100,000	CAD	07/25/19	75,102	76,422	(1,320)
Citibank N.A., New York	11,000,000	JPY	07/08/19	100,611	102,080	(1,469)
Morgan Stanley Capital Services LLC	10,500,000	JPY	07/01/19	95,780	97,393	(1,613)
BNP Paribas S.A.	145,000	CAD	07/24/19	108,943	110,809	(1,866)
Citibank N.A., New York	130,000	CAD	07/03/19	97,017	99,294	(2,277)
BNP Paribas S.A.	152,000	CAD	07/11/19	113,596	116,121	(2,525)
Morgan Stanley Capital Services LLC	200,000	CAD	07/18/19	150,260	152,817	(2,557)
Goldman Sachs International	97,000,000	JPY	08/19/19	900,080	903,080	(3,000)
Morgan Stanley Capital Services LLC	280,000	CAD	07/17/19	208,448	213,939	(5,491)
Morgan Stanley Capital Services LLC	800,000	CAD	07/09/19	601,338	611,133	(9,795)
Citibank N.A., New York	88,000,000	JPY	07/01/19	804,253	816,251	(11,998)
JPMorgan Chase Bank, N.A.	120,300,000	JPY	07/08/19	1,102,264	1,116,391	(14,127)
Barclays Bank plc	8,085,000	ILS	01/31/20	2,287,452	2,301,613	(14,161)
Bank of America, N.A.	132,000,000	JPY	07/22/19	1,208,705	1,226,347	(17,642)
Bank of America, N.A.	985,000,000	JPY	01/21/20	9,258,824	9,276,911	(18,087)
Goldman Sachs International	250,500,000	JPY	07/08/19	2,295,285	2,324,654	(29,369)
Goldman Sachs International	1,850,000	CAD	07/11/19	1,378,920	1,413,315	(34,395)
JPMorgan Chase Bank, N.A.	317,300,000	JPY	07/01/19	2,904,596	2,943,141	(38,545)
Goldman Sachs International	306,700,000	JPY	08/13/19	2,815,570	2,854,168	(38,598)
Barclays Bank plc	825,000,000	JPY	07/29/19	7,626,038	7,668,975	(42,937)
Citibank N.A., New York	13,210,000	BRL	10/01/19	3,356,056	3,415,698	(59,642)
Goldman Sachs International	4,300,000	EUR	07/19/19	4,821,388	4,897,962	(76,574)
Goldman Sachs International	10,920,000	ILS	01/31/20	3,011,632	3,108,672	(97,040)
JPMorgan Chase Bank, N.A.	33,200,000	BRL	10/01/19	8,467,475	8,584,495	(117,020)
Goldman Sachs International	24,800,000	BRL	10/01/19	6,203,117	6,412,514	(209,397)
Citibank N.A., New York	18,300,000	BRL	01/02/20	4,461,547	4,693,391	(231,844)
Goldman Sachs International	1,407,000,000	JPY	07/01/19	12,732,283	13,050,738	(318,455)
						$(1,272,958)

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2019	Unrealized Appreciation
Goldman Sachs International	16,000,000	BRL	07/01/19	$3,892,944	$4,171,446	$278,502
Citibank N.A., New York	16,000,000	BRL	07/01/19	3,948,503	4,171,446	222,943
						$501,445

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at June 30, 2019. The total market value of fair valued securities amounts to $1,038,631, (cost $1,000,000) or 0.1% of total net assets.
[2]	Affiliated issuer.
[3]	Rate indicated is the 7-day yield as of June 30, 2019.
[4]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2019. See table below for additional step information for each security.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $189,721,495 (cost $188,902,517), or 24.9% of total net assets.
[7]	Security is an interest-only strip.
[8]	Face amount of security is adjusted for inflation.
[9]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[10]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $2,900,029 (cost $2,883,730), or 0.4% of total net assets — See Note 6.
[11]	Zero coupon rate security.
[12]	Rate indicated is the effective yield at the time of purchase.
[13]	Repurchase Agreements - See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BRL — Brazilian Real

CAD — Canadian Dollar

CDX.NA.HY.31 — Credit Default Swap North American High Yield Series 31 Index

CME — Chicago Mercantile Exchange

CMT — Constant Maturity Treasury

DKK — Danish Krone

EUR — Euro

GBP — British Pound

ICE — Intercontinental Exchange

ILS — Israeli Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

plc — Public Limited Company

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$—	$—	$—	*	$—
Preferred Stocks	—	—	—	*	—
Mutual Funds	2,519,549	—	—		2,519,549
Money Market Fund	2,830,172	—	—		2,830,172
Collateralized Mortgage Obligations	—	205,547,226	1,063,523		206,610,749
U.S. Government Securities	—	187,034,380	—		187,034,380
Asset-Backed Securities	—	123,507,522	1,038,631		124,546,153
Foreign Government Debt	—	86,392,372	—		86,392,372
Corporate Bonds	—	72,277,771	—		72,277,771
Federal Agency Bonds	—	34,578,433	—		34,578,433
Municipal Bonds	—	4,589,204	—		4,589,204
Senior Floating Rate Interests	—	3,189,836	—		3,189,836
Commercial Paper	—	30,296,625	—		30,296,625
Repurchase Agreements	—	13,379,519	—		13,379,519
Options Purchased	—	1,597,994	—		1,597,994
Forward Foreign Currency Exchange Contracts**	—	635,624	—		635,624
Total Assets	$5,349,721	$763,026,506	$2,102,154		$770,478,381

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$—	$11,135	$—	$11,135
Interest Rate Futures Contracts**	251,526	—	—	251,526
Credit Default Swap Agreements**	—	1,756,523	—	1,756,523
Forward Foreign Currency Exchange Contracts**	—	1,407,137	—	1,407,137
Unfunded Loan Commitments (Note 5)	—	—	370	370
Total Liabilities	$251,526	$3,174,795	$370	$3,426,691

*	Includes securities with a market value of $0.

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			Countrywide Asset-Backed Certificates
2.59%			2.64%
09/16/19	$13,379,519	$13,465,702	03/25/36	$190,474,000	$170,417,088

			Countrywide Asset-Backed Certificates
			2.53%
			12/25/36	27,683,000	25,861,459
				$218,157,000	$196,278,547

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Step Coupon Bonds The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Freddie Mac Seasoned Credit Risk Transfer Trust 2017-4, 3.00% due 06/25/57	3.25%	12/25/19	3.25%	12/25/19
Freddie Mac Seasoned Credit Risk Transfer Trust 2018-1, 2.50% due 05/25/57	2.75%	09/25/19	3.00%	03/25/20
Freddie Mac Seasoned Credit Risk Transfer Trust 2017-3, 3.00% due 07/25/56	3.25%	09/25/19	3.25%	09/25/19
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/25/21	8.00%	07/26/22
New Residential Mortgage Loan Trust 2019-RPL1, 4.33% due 02/26/24	7.33%	02/25/22	8.33%	02/25/23
Willis Engine Securitization Trust II 2012-A, 5.50% due 09/15/37	8.50%	09/15/20	8.50%	09/15/20

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Shares/Face Amount 06/30/19	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Floating Rate Strategies Fund — R6-Class	$2,489,273	$91,896	$–	$–	$(61,620)	$2,519,549	99,548	$91,884	$12

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 96.8%
Financial - 28.8%
JPMorgan Chase & Co.	23,403	$2,616,455
Bank of America Corp.	67,490	1,957,210
Berkshire Hathaway, Inc. — Class B*	8,254	1,759,505
Citigroup, Inc.	22,081	1,546,333
MetLife, Inc.	17,054	847,072
SunTrust Banks, Inc.	11,705	735,659
Zions Bancorp North America	15,175	697,747
Principal Financial Group, Inc.	11,831	685,252
Allstate Corp.	6,658	677,052
Equity Commonwealth REIT	19,760	642,595
BB&T Corp.	12,569	617,515
Voya Financial, Inc.	10,619	587,231
Loews Corp.	10,029	548,285
Hartford Financial Services Group, Inc.	8,318	463,479
Morgan Stanley	9,603	420,707
Wells Fargo & Co.	7,316	346,193
Axis Capital Holdings Ltd.	5,680	338,812
Prudential Financial, Inc.	3,280	331,280
Medical Properties Trust, Inc. REIT	18,212	317,618
KeyCorp	17,002	301,786
Regions Financial Corp.	19,250	287,595
Park Hotels & Resorts, Inc. REIT	8,582	236,520
CIT Group, Inc.	4,021	211,263
Jones Lang LaSalle, Inc.	1,350	189,931
Realogy Holdings Corp.	24,715	178,937
Total Financial		17,542,032
Consumer, Non-cyclical - 20.3%
Pfizer, Inc.	34,985	1,515,550
Procter & Gamble Co.	10,601	1,162,400
Johnson & Johnson	7,177	999,612
HCA Healthcare, Inc.	5,191	701,667
Alexion Pharmaceuticals, Inc.*	5,203	681,489
Tyson Foods, Inc. — Class A	8,317	671,515
McKesson Corp.	4,953	665,634
Archer-Daniels-Midland Co.	14,526	592,661
Dentsply Sirona, Inc.	9,451	551,560
Quest Diagnostics, Inc.	4,820	490,724
Merck & Company, Inc.	5,747	481,886
Humana, Inc.	1,800	477,540
Zimmer Biomet Holdings, Inc.	3,805	448,001
Bunge Ltd.	6,688	372,588
Medtronic plc	3,728	363,070
Amgen, Inc.	1,916	353,081
Biogen, Inc.*	1,377	322,039
DaVita, Inc.*	5,534	311,343
United Therapeutics Corp.*	3,933	307,010
Encompass Health Corp.	4,147	262,754
UnitedHealth Group, Inc.	956	233,274
Mylan N.V.*	11,569	220,274
Ingredion, Inc.	1,421	117,218
Corteva, Inc.*	2,706	80,016
Total Consumer, Non-cyclical		12,382,906
Energy - 10.4%
Chevron Corp.	15,590	1,940,020
Exxon Mobil Corp.	19,302	1,479,112
Kinder Morgan, Inc.	52,029	1,086,366
ConocoPhillips	10,694	652,334
Marathon Oil Corp.	43,193	613,773
Whiting Petroleum Corp.*	15,179	283,544
Range Resources Corp.	29,532	206,133
Antero Resources Corp.*	14,782	81,744
Total Energy		6,343,026
Communications - 8.5%
Cisco Systems, Inc.	32,277	1,766,520
Verizon Communications, Inc.	21,659	1,237,379
Comcast Corp. — Class A	19,207	812,072
Symantec Corp.	32,420	705,459
F5 Networks, Inc.*	1,914	278,736
AT&T, Inc.	6,381	213,827
Corning, Inc.	5,053	167,911
Total Communications		5,181,904
Utilities - 7.0%
Exelon Corp.	19,930	955,444
Public Service Enterprise Group, Inc.	14,367	845,067
OGE Energy Corp.	15,287	650,615
Duke Energy Corp.	6,688	590,149
Edison International	7,742	521,888
Pinnacle West Capital Corp.	4,056	381,629
AES Corp.	19,964	334,597
Total Utilities		4,279,389
Consumer, Cyclical - 6.5%
Walmart, Inc.	7,481	826,576
Southwest Airlines Co.	12,524	635,969
Lear Corp.	3,402	473,797
PACCAR, Inc.	5,614	402,299
PVH Corp.	3,928	371,746
DR Horton, Inc.	8,326	359,100
Carnival Corp.	6,345	295,360
Macy's, Inc.	12,315	264,280
Walgreens Boots Alliance, Inc.	3,023	165,267
Dick's Sporting Goods, Inc.	4,569	158,224
Total Consumer, Cyclical		3,952,618
Technology - 5.2%
Intel Corp.	29,094	1,392,730
Apple, Inc.	2,826	559,322
Micron Technology, Inc.*	12,468	481,140
Oracle Corp.	7,552	430,237
Skyworks Solutions, Inc.	3,589	277,322
Total Technology		3,140,751
Basic Materials - 5.2%
Reliance Steel & Aluminum Co.	8,317	786,955
Nucor Corp.	11,063	609,571
Huntsman Corp.	21,747	444,509
Steel Dynamics, Inc.	13,109	395,892
Alcoa Corp.*	13,599	318,352
Freeport-McMoRan, Inc.	21,118	245,180
DuPont de Nemours, Inc.	2,706	203,139
Dow, Inc.	2,706	133,433
Total Basic Materials		3,137,031
Industrial - 4.9%
Eaton Corporation plc	5,260	438,053
Owens Corning	7,278	423,579
Jabil, Inc.	11,304	357,206
FedEx Corp.	2,157	354,158
Westrock Co.	8,779	320,170
General Electric Co.	26,811	281,516

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 96.8% (continued)
Industrial - 4.9% (continued)
Avnet, Inc.	6,033	$273,114
3M Co.	1,557	269,890
Timken Co.	5,146	264,196
Total Industrial		2,981,882
Total Common Stocks
(Cost $50,496,961)		58,941,539

EXCHANGE-TRADED FUNDS† - 2.2%
iShares Russell 1000 Value ETF	10,432	1,327,159
Total Exchange-Traded Funds
(Cost $1,237,633)		1,327,159

MONEY MARKET FUND† - 1.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 2.10%[1]	609,455	609,455
Total Money Market Fund
(Cost $609,455)		609,455
Total Investments - 100.0%
(Cost $52,344,049)		$60,878,153
Other Assets & Liabilities, net - 0.0%		21,030
Total Net Assets - 100.0%		$60,899,183

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of June 30, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$58,941,539	$—	$—	$58,941,539
Exchange-Traded Funds	1,327,159	—	—	1,327,159
Money Market Fund	609,455	—	—	609,455
Total Assets	$60,878,153	$—	$—	$60,878,153

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
MUTUAL FUNDS† - 1.5%
Guggenheim Floating Rate Strategies Fund — R6-Class[1]	949,989	$24,044,211
Guggenheim Strategy Fund II1	509,129	12,636,592
Guggenheim Strategy Fund III[1]	436,981	10,832,758
Guggenheim Ultra Short Duration Fund — Institutional Class[1,2]	865,170	8,617,093
Total Mutual Funds
(Cost $56,995,315)		56,130,654

MONEY MARKET FUND† - 0.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 2.10%[3]	28,480,474	28,480,474
Total Money Market Fund
(Cost $28,480,474)		28,480,474

	Face Amount~
U.S. GOVERNMENT SECURITIES†† - 26.6%
U.S. Treasury Notes
2.38% due 03/15/22	328,973,000	334,832,831
1.75% due 06/15/22	134,569,000	134,758,238
2.13% due 05/15/22	129,862,000	131,322,947
3.38% due 11/15/19	75,920,000	76,258,081
1.00% due 11/15/19	68,920,000	68,629,244
1.75% due 09/30/19	50,760,000	50,706,464
1.75% due 11/30/19	43,015,000	42,947,789
1.50% due 10/31/19	34,410,000	34,338,761
1.50% due 11/30/19	25,305,000	25,239,761
U.S. Treasury Inflation Protected Securities
1.38% due 01/15/20[4]	78,663,389	78,491,312
Total U.S. Government Securities
(Cost $972,458,308)		977,525,428

ASSET-BACKED SECURITIES†† - 21.6%
Collateralized Loan Obligations - 11.8%
ALM XII Ltd.
2018-12A, 3.49% (3 Month USD LIBOR + 0.89%, Rate Floor: 0.89%) due 04/16/27[5,6]	35,000,000	34,926,885
Figueroa CLO Ltd.
2018-2A, 3.24% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 06/20/27[5,6]	31,470,000	31,363,395
MP CLO VIII Ltd.
2018-2A, 3.49% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[5,6]	30,300,000	30,251,244
Golub Capital Partners CLO Ltd.
2018-36A, 3.87% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[5,6]	27,500,000	27,086,219
Shackleton 2015-VIII CLO Ltd.
2017-8A, 3.51% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[5,6]	23,000,000	22,955,849
Venture XII CLO Ltd.
2018-12A, 3.32% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[5,6]	22,101,121	22,030,574
Palmer Square Loan Funding Ltd.
2018-4A, 3.42% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[5,6]	9,870,163	9,871,764
2019-3A, 3.17% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[6]	6,750,000	6,750,000
2018-4A, 3.97% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/15/26[5,6]	3,500,000	3,490,733
Telos CLO Ltd.
2017-6A, 3.86% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[5,6]	19,661,639	19,664,596
Flagship CLO VIII Ltd.
2018-8A, 3.45% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.00%) due 01/16/26[5,6]	19,652,261	19,613,746
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 3.36% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[5,6]	15,950,000	15,917,929
Garrison BSL CLO Ltd.
2018-1A, 3.54% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/17/28[5,6]	15,770,000	15,750,270
Mountain View CLO Ltd.
2018-1A, 3.40% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[5,6]	14,712,176	14,642,419

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.6% (continued)
Collateralized Loan Obligations - 11.8% (continued)
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 4.07% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[5,6]	13,407,000	$13,348,177
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.90% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[5,6]	13,450,000	13,214,967
West CLO Ltd.
2017-1A, 3.52% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[5,6]	13,195,995	13,177,346
Crown Point CLO III Ltd.
2017-3A, 3.51% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 12/31/27[5,6]	8,670,000	8,645,349
NXT Capital CLO LLC
2017-1A, 4.29% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 04/20/29[5,6]	7,700,000	7,701,030
KVK CLO Ltd.
2018-1A, 3.22% (3 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 05/20/29[5,6]	4,545,452	4,542,241
2017-1A, 3.50% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[5,6]	2,600,000	2,590,916
NewStar Fairfield Fund CLO Ltd.
2018-2A, 3.86% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[5,6]	6,600,000	6,480,439
Cerberus Loan Funding XVII Ltd.
2016-3A, 5.13% (3 Month USD LIBOR + 2.53%, Rate Floor: 0.00%) due 01/15/28[5,6]	6,500,000	6,467,056
Seneca Park CLO Limited
2017-1A, 4.09% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 07/17/26[5,6]	4,000,000	3,988,584
2017-1A, 3.71% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/17/26[5,6]	2,297,736	2,300,158
Monroe Capital CLO Ltd.
2017-1A, 3.94% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[5,6]	6,027,375	6,012,991
Diamond CLO Ltd.
2018-1A, 4.09% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 07/22/30[5,6]	6,000,000	5,979,064
Marathon CLO V Ltd.
2017-5A, 3.39% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[5,6]	5,834,951	5,812,834
Mountain Hawk II CLO Ltd.
2018-2A, 3.41% (3 Month USD LIBOR + 0.82%, Rate Floor: 0.00%) due 07/20/24[5,6]	4,707,318	4,701,386
Golub Capital Partners CLO 16 Ltd.
2017-16A, 4.28% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 07/25/29[5,6]	4,700,000	4,700,637
Avery Point V CLO Ltd.
2017-5A, 3.57% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.00%) due 07/17/26[5,6]	4,659,499	4,661,699
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[5]	4,500,000	4,500,724
VMC Finance LLC
2018-FL1, 3.21% (1 Month USD LIBOR + 0.82%) due 03/15/35[5,6]	4,172,197	4,144,703
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[5]	4,000,000	4,008,486
ACIS CLO Ltd.
2014-4A, 4.00% (3 Month USD LIBOR + 1.42%, Rate Floor: 0.00%) due 05/01/26[5,6]	4,000,000	4,007,766
HPS Loan Management Ltd.
2019-19, 2.87% (3 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/25/30[5,6]	4,000,000	3,999,600

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.6% (continued)
Collateralized Loan Obligations - 11.8% (continued)
Newstar Commercial Loan Funding LLC
2017-1A, 4.89% (3 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 03/20/27[5,6]	3,000,000	$2,998,330
2016-1A, 6.27% (3 Month USD LIBOR + 3.75%) due 02/25/28[5,6]	1,000,000	1,000,384
TCP Waterman CLO Ltd.
2016-1A, 4.84% (3 Month USD LIBOR + 2.05%, Rate Floor: 0.00%) due 12/15/28[5,6]	4,000,000	3,998,360
Northwoods Capital XII-B Ltd.
2018-12BA, 3.16% (3 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 06/15/31[5,6]	3,062,500	3,058,006
Marathon CLO VII Ltd.
2017-7A, 4.23% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/28/25[5,6]	3,000,000	2,998,906
Cent CLO Ltd.
2013-19A, 3.91% (3 Month USD LIBOR + 1.33%, Rate Floor: 0.00%) due 10/29/25[5,6]	2,582,337	2,585,738
Oaktree CLO Ltd.
2017-1A, 3.46% (3 Month USD LIBOR + 0.87%) due 10/20/27[5,6]	2,000,000	1,998,643
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[5,7]	1,500,000	1,370,919
Symphony CLO XII Ltd.
2017-12A, 4.10% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 10/15/25[5,6]	1,250,000	1,244,457
LCM XXII Ltd.
2018-22A, 3.19% (3 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 10/20/28[5,6]	902,778	902,100
Treman Park CLO Ltd.
2015-1A, due 10/20/28[5,7]	1,000,000	871,237
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[5,7]	1,000,000	832,128
Flagship VII Ltd.
2017-7A, 3.71% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 01/20/26[5,6]	645,237	645,449
Halcyon Loan Advisors Funding Ltd.
2012-1A, 5.52% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 08/15/23[5,6]	500,000	500,014
LMREC, Inc.
2016-CRE2, 4.14% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 11/24/31[5,6]	309,795	311,487
Copper River CLO Ltd.
2007-1A, due 01/20/21[7,8]	500,000	76,314
Babson CLO Ltd.
2012-2A, due 05/15/23[5,7]	750,000	9,150
Total Collateralized Loan Obligations		434,703,398
Financial - 3.1%
Station Place Securitization Trust
2019-1, 3.03% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 09/24/19[5,6]	36,400,000	36,399,975
2019-6, 3.03% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/24/21[5,6]	18,500,000	18,500,000
2019-5, 3.13% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 06/24/20[5,6]	10,800,000	10,800,000
2019-2, 2.98% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 04/24/21[5,6]	5,400,000	5,399,996
2018-6, 3.13% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 09/24/19[6]	4,000,000	3,999,997
Barclays Bank plc
GMtN, 3.15% (1 Month USD LIBOR + 0.72%) due 10/31/19[6]	22,800,000	22,808,971

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.6% (continued)
Financial - 3.1% (continued)
GMTn, 3.04% (1 Month USD LIBOR + 0.60%) due 06/02/20[5,6]	16,450,000	$16,402,357
Total Financial		114,311,296
Transport-Aircraft - 2.7%
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[5]	18,870,272	19,281,827
2018-1A, 3.84% due 01/16/38[5]	1,600,976	1,606,380
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[5]	10,382,126	10,468,153
2017-1, 3.97% due 07/15/42	4,556,374	4,605,072
SAPPHIRE AVIATION FINANCE I Ltd.
2018-1A, 4.25% due 03/15/40[5]	14,861,951	15,065,949
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[5]	10,410,147	10,668,992
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[5]	9,558,150	9,795,854
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41	7,889,765	7,981,074
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[5]	5,886,447	5,970,101
AASET Trust
2017-1A, 3.97% due 05/16/42[5]	5,800,293	5,866,804
Raspro Trust
2005-1A, 3.52% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[5,6]	3,866,286	3,737,098
2005-1A, 2.79% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/23/24[5,6]	25,982	25,968
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[5]	2,429,651	2,464,876
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[5]	968,398	971,194
ECAF I Ltd.
2015-1A, 3.47% due 06/15/40[5]	797,595	801,829
Atlas Ltd.
2014-1 A, 4.88% due 12/15/39	698,448	675,510
Total Transport-Aircraft		99,986,681
Transport-Container - 1.1%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[5]	13,031,487	13,106,498
CLI Funding LLC
2018-1A, 4.03% due 04/18/43[5]	7,997,086	8,221,517
CAL Funding III Ltd.
2018-1A, 3.96% due 02/25/43[5]	6,240,000	6,430,377
Global SC Finance II SRL
2013-1A, 2.98% due 04/17/28[5]	6,047,083	6,039,356
Textainer Marine Containers V Ltd.
2017-1A, 3.72% due 05/20/42[5]	4,743,586	4,809,307
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[5]	1,694,333	1,699,056
Total Transport-Container		40,306,111
Automotive - 1.1%
Hertz Vehicle Financing II, LP
2015-1A, 2.73% due 03/25/21[5]	27,282,000	27,311,647
2016-3A, 2.27% due 07/25/20[5]	5,350,000	5,347,857
Avis Budget Rental Car Funding AESOP LLC
2015-1A, 2.50% due 07/20/21[5]	7,500,000	7,506,754
Total Automotive		40,166,258
Net Lease - 0.8%
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[5]	16,533,833	16,825,895
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[5]	10,477,083	10,774,133
2015-1A, 3.75% due 04/20/45[5]	1,762,500	1,794,763
Capital Automotive REIT
2014-1A, 3.66% due 10/15/44[5]	995,852	1,005,382
Total Net Lease		30,400,173
Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[5]	11,650,000	11,315,341

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.6% (continued)
Collateralized Debt Obligations - 0.4% (continued)
2016-3A, 3.85% due 10/28/33[5]	1,500,000	$1,478,214
Putnam Structured Product Funding Ltd.
2003-1A, 3.39% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[5,6]	974,201	964,775
Total Collateralized Debt Obligations		13,758,330
Infrastructure - 0.4%
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[8]	7,425,000	7,541,434
Vantage Data Centers Issuer LLC
2018-1A, 4.07% due 02/16/43[5]	3,157,333	3,244,723
SBA Tower Trust
2.90% due 10/15/44[5]	1,725,000	1,724,978
Total Infrastructure		12,511,135
Whole Business - 0.2%
Domino's Pizza Master Issuer LLC
2017-1A, 3.83% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/25/47[5,6]	5,158,125	5,128,775
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[5]	2,635,098	2,772,677
Drug Royalty III Limited Partnership
2016-1A, 3.98% due 04/15/27[5]	519,284	520,613
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due 07/15/23[5]	142,247	142,154
Total Whole Business		8,564,219
Transport-Rail - 0.0%
TRIP Rail Master Funding LLC
2017-1A, 2.71% due 08/15/47[5]	633,116	632,703
Insurance - 0.0%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[5]	432,000	433,335
Total Asset-Backed Securities
(Cost $794,756,174)		795,773,639

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.9%
Residential Mortgage Backed Securities - 13.0%
CIM Trust
2018-R2, 3.69% (WAC) due 08/25/57[5,6]	30,173,372	30,517,777
2018-R4, 4.07% (WAC) due 12/26/57[5,6]	29,109,553	29,380,173
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57[5,6]	27,190,395	27,399,239
2017-5, 3.00% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[5,6]	15,789,799	15,744,190
2018-2, 3.25% (WAC) due 03/25/58[5,6]	13,369,679	13,593,194
2018-1, 3.00% (WAC) due 01/25/58[5,6]	2,055,459	2,077,114
Structured Asset Securities Corporation Mortgage Loan Trust
2007-WF1, 2.61% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37[6]	18,862,227	18,634,128
2008-BC4, 3.03% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[6]	14,182,802	14,156,983
2006-BC4, 2.57% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 12/25/36[6]	1,848,022	1,792,469
2006-BC3, 2.56% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 10/25/36[6]	1,817,588	1,612,148
2007-BC1, 2.53% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 02/25/37[6]	287,735	284,354
Soundview Home Loan Trust
2006-OPT5, 2.54% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[6]	22,573,117	21,993,483
2006-1, 2.70% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 02/25/36[6]	7,540,520	7,539,406
2005-OPT3, 2.87% (1 Month USD LIBOR + 0.47%, Rate Floor: 0.47%) due 11/25/35[6]	4,000,000	3,951,463
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[5,6]	17,452,912	17,867,986
2019-RPL1, 4.33% due 02/26/24[5,9]	6,808,224	6,906,647

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.9% (continued)
Residential Mortgage Backed Securities - 13.0% (continued)
2018-1A, 4.00% (WAC) due 12/25/57[5,6]	4,464,491	$4,628,878
2017-5A, 3.90% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57[5,6]	1,967,310	2,000,381
Home Equity Loan Trust
2007-FRE1, 2.59% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[6]	21,234,861	20,072,006
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[5,6]	13,925,617	14,221,282
2019-RM3, 2.80% (WAC) due 06/25/69[5,6]	4,000,000	3,996,245
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57[5,6]	16,126,513	16,730,825
NovaStar Mortgage Funding Trust Series
2007-2, 2.60% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[6]	14,963,163	14,537,056
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 2.54% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[6]	9,220,845	8,985,603
2006-HE3, 2.76% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 04/25/36[6]	4,000,000	3,974,668
CIT Mortgage Loan Trust
2007-1, 3.78% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[5,6]	11,687,158	11,819,659
2007-1, 3.88% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[5,6]	800,673	803,923
Banc of America Funding Trust
2015-R2, 2.66% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[5,6]	10,278,000	10,097,847
2015-R4, 2.60% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 01/27/35[5,6]	2,544,161	2,471,599
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Ctfs Series
2005-R10, 2.83% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 01/25/36[6]	12,500,000	12,524,631
Alternative Loan Trust
2007-OA7, 2.54% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 05/25/47[6]	8,812,655	8,470,178
2007-OH3, 2.69% (1 Month USD LIBOR + 0.29%, Rate Cap/Floor: 10.00%/0.29%) due 09/25/47[6]	3,594,220	3,596,207
American Home Mortgage Investment Trust
2006-3, 2.76% (1 Month USD LIBOR + 0.36%, Rate Cap/Floor: 10.50%/0.18%) due 12/25/46[6]	9,625,909	9,134,592
Morgan Stanley Home Equity Loan Trust
2006-2, 2.68% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 02/25/36[6]	7,838,816	7,856,733
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 2.89% (1 Month USD LIBOR + 0.49%, Rate Floor: 0.49%) due 10/25/35[6]	7,250,000	7,260,594
Park Place Securities Incorporated Asset Backed Pass Through Certificates Ser
2005-WHQ3, 3.35% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.63%) due 06/25/35[6]	7,025,000	7,043,078
First NLC Trust
2005-4, 2.79% (1 Month USD LIBOR + 0.39%, Rate Cap/Floor: 14.00%/0.39%) due 02/25/36[6]	6,562,330	6,571,042

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.9% (continued)
Residential Mortgage Backed Securities - 13.0% (continued)
HarborView Mortgage Loan Trust
2006-14, 2.54% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[6]	3,626,619	$3,558,237
2006-12, 2.58% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/19/38[6]	3,151,156	3,009,609
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[5,6]	6,459,292	6,548,600
LSTAR Securities Investment Trust
2019-1, 4.14% (1 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 03/01/24[5,6]	4,102,921	4,115,229
2018-2, 3.94% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 04/01/23[5,6]	2,371,236	2,373,074
Countrywide Asset-Backed Certificates
2006-6, 2.57% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[6]	4,603,586	4,559,662
2006-5, 2.69% (1 Month USD LIBOR + 0.29%, Rate Floor: 0.29%) due 08/25/36[6]	1,818,518	1,814,331
Nationstar Home Equity Loan Trust
2007-B, 2.62% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[6]	6,181,918	6,113,502
FBR Securitization Trust
2005-2, 3.15% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.50%) due 09/25/35[6]	5,924,010	5,938,634
JP Morgan Mortgage Acquisition Trust
2006-HE2, 2.54% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[6]	5,868,069	5,845,369
Structured Asset Investment Loan Trust
2006-3, 2.55% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 06/25/36[6]	4,966,541	4,846,978
2005-2, 3.14% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.49%) due 03/25/35[6]	598,306	599,119
2005-1, 3.12% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.48%) due 02/25/35[5,6]	239,072	240,182
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[5,9]	4,769,734	4,852,368
FirstKey Master Funding
2017-R1, 2.66% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 11/03/41[5,6]	4,789,614	4,671,770
Credit-Based Asset Servicing & Securitization LLC
2006-CB2, 2.59% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 12/25/36[6]	4,167,540	4,155,701
CWABS Incorporated Asset-Backed Certificates Trust
2004-4, 3.12% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.48%) due 07/25/34[6]	4,034,004	4,051,010
CSMC Series
2015-12R, 2.93% (WAC) due 11/30/37[5,6]	3,665,812	3,647,688
2014-2R, 2.78% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[5,6]	238,372	231,101
Asset Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 2.80% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 01/25/36[6]	3,350,000	3,233,022
Deephaven Residential Mortgage Trust
2017-3A, 2.58% (WAC) due 10/25/47[5,6]	3,046,410	3,038,940
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 3.42% (1 Month USD LIBOR + 1.02%, Rate Floor: 0.68%) due 04/25/35[6]	2,000,000	2,004,237

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.9% (continued)
Residential Mortgage Backed Securities - 13.0% (continued)
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 2.69% (1 Month USD LIBOR + 0.29%, Rate Floor: 0.29%) due 01/25/36[6]	1,590,071	$1,570,664
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 2.78% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/35[6]	1,500,000	1,494,023
First Franklin Mortgage Loan Trust
2004-FF10, 3.68% (1 Month USD LIBOR + 1.28%, Rate Floor: 0.85%) due 07/25/34[6]	1,267,691	1,274,148
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AF1, 2.70% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 04/25/36[6]	1,293,791	1,242,846
Nomura Resecuritization Trust
2015-4R, 2.40% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[5,6]	1,091,189	1,058,710
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 2.65% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/35[6]	999,790	996,742
GSMSC Resecuritization Trust
2015-5R, 2.57% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 04/26/37[5,6]	746,008	743,115
Encore Credit Receivables Trust
2005-4, 2.84% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 01/25/36[6]	693,411	693,639
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	332,015	350,996
GSAMP Trust
2005-HE6, 2.84% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 11/25/35[6]	197,219	197,763
Morgan Stanley Re-REMIC Trust
2010-R5, 3.83% due 06/26/36[5]	111,782	103,412
First Frankin Mortgage Loan Trust
2006-FF4, 2.81% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 03/25/36[6]	41,971	41,850
Accredited Mortgage Loan Trust
2007-1, 2.53% (1 Month USD LIBOR + 0.13%, Rate Cap/Floor: 14.00%/0.13%) due 02/25/37[6]	28,324	28,240
Total Residential Mortgage Backed Securities		479,492,292
Government Agency - 4.5%
Fannie Mae
2.34% due 11/01/22	28,700,000	28,889,391
3.59% due 02/01/29	10,200,000	10,930,497
3.01% due 12/01/27	4,600,000	4,793,678
2.24% due 11/01/22	4,623,449	4,643,340
1.95% due 11/01/20	4,550,000	4,536,149
2.99% due 03/01/30	4,000,000	4,137,186
3.71% due 03/01/31	3,000,000	3,292,704
3.13% due 01/01/30	3,050,000	3,203,722
3.23% due 01/01/30	2,936,179	3,106,410
3.12% due 01/01/30	2,930,642	3,078,120
3.21% due 08/01/27	2,159,104	2,275,992
3.17% due 01/01/30	1,700,000	1,792,219
3.22% due 01/01/30	1,300,000	1,372,823
Freddie Mac Seasoned Credit Risk Transfer Trust
2018-1, 2.50% due 05/25/57[9]	25,990,177	25,863,891
2017-4, 3.00% due 06/25/57[9]	17,028,997	17,420,262
2017-4, 3.50% due 06/25/57	8,613,695	8,789,604

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.9% (continued)
Government Agency - 4.5% (continued)
2017-3, 3.00% due 07/25/56	893,711	$903,055
Freddie Mac Multifamily Structured Pass Through Certificates
2018-K074, 3.60% due 02/25/28	14,000,000	15,122,184
2017-KGX1, 3.00% due 10/25/27	14,000,000	14,454,226
2018-K078, 3.92% due 06/25/28	3,350,000	3,693,640
2013-K035, 0.52% (WAC) due 08/25/23[6]	106,228,233	1,500,527
Total Government Agency		163,799,620
Commercial Mortgage Backed Securities - 2.4%
CGBAM Mezzanine Securities Trust
2015-SMMZ, 8.21% due 04/10/28[5]	15,800,000	16,293,835
Americold LLC Trust
2010-ARTA, 6.81% due 01/14/29[5]	8,995,000	9,421,922
2010-ARTA, 7.44% due 01/14/29[5]	3,500,000	3,686,878
Wells Fargo Commercial Mortgage Trust
2016-C37, 1.15% (WAC) due 12/15/49[6,10]	37,677,332	1,696,697
2017-C38, 1.21% (WAC) due 07/15/50[6,10]	25,636,970	1,670,931
2015-LC22, 1.00% (WAC) due 09/15/58[6,10]	23,820,341	983,411
2017-C42, 1.04% (WAC) due 12/15/50[6,10]	14,905,311	934,390
2017-RB1, 1.43% (WAC) due 03/15/50[6,10]	9,917,329	788,377
2016-NXS5, 1.68% (WAC) due 01/15/59[6,10]	6,756,348	447,611
JP Morgan Chase Commercial Mortgage Securities Trust
2016-JP2, 1.99% (WAC) due 08/15/49[6,10]	37,610,011	3,867,193
COMM Mortgage Trust
2015-CR24, 0.91% (WAC) due 08/10/48[6,10]	64,793,921	2,586,010
2018-COR3, 0.59% (WAC) due 05/10/51[6,10]	35,626,673	1,266,172
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.28% (WAC) due 02/15/50[6,10]	33,379,951	2,174,163
2016-UB10, 2.13% (WAC) due 07/15/49[6,10]	18,923,564	1,631,355
DBJPM Mortgage Trust
2017-C6, 1.18% (WAC) due 06/10/50[6,10]	62,655,436	3,669,578
BENCHMARK Mortgage Trust
2018-B2, 0.57% (WAC) due 02/15/51[6,10]	123,646,189	3,382,848
Morgan Stanley Capital I Trust
2014-MP, 3.82% (WAC) due 08/11/33[5,6]	2,000,000	2,053,542
2014-MP, 3.47% due 08/11/33[5]	800,000	819,878
2014-MP, 3.69% due 08/11/33[5]	365,000	374,402
UBS Commercial Mortgage Trust
2017-C2, 1.24% (WAC) due 08/15/50[6,10]	31,116,110	2,118,369
2017-C5, 1.16% (WAC) due 11/15/50[6,10]	13,949,101	844,045
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 1.07% (WAC) due 12/15/47[6,10]	34,676,489	1,617,790
2017-C34, 0.96% (WAC) due 11/15/52[6,10]	24,576,572	1,299,528
JPMDB Commercial Mortgage Securities Trust
2016-C4, 0.95% (WAC) due 12/15/49[6,10]	39,396,331	1,945,005
2016-C2, 1.84% (WAC) due 06/15/49[6,10]	8,765,585	637,253
2017-C5, 1.14% (WAC) due 03/15/50[6,10]	3,687,815	210,891
BANK
2017-BNK7, 0.95% (WAC) due 09/15/60[6,10]	34,583,431	1,708,013
2017-BNK6, 1.00% (WAC) due 07/15/60[6,10]	15,390,526	796,509
CSAIL Commercial Mortgage Trust
2019-C15, 1.22% (WAC) due 03/15/52[6,10]	19,990,694	1,560,646
2016-C6, 1.95% (WAC) due 01/15/49[6,10]	9,797,186	822,393
Aventura Mall Trust 2013-AVM
2013-AVM, 3.87% (WAC) due 12/05/32[5,6]	2,200,000	2,231,673
Bancorp Commercial Mortgage Trust
2018-CR3, 3.64% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 01/15/33[5,6]	2,200,000	2,199,658

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.9% (continued)
Commercial Mortgage Backed Securities - 2.4% (continued)
Credit Suisse First Boston Mortgage Securities Corporation Series
2006-OMA, 5.63% due 05/15/23[5]	2,000,000	$2,027,116
BBCMS Mortgage Trust
2018-C2, 0.94% (WAC) due 12/15/51[6,10]	29,961,732	1,821,500
CD Mortgage Trust
2017-CD6, 1.11% (WAC) due 11/13/50[6,10]	14,790,181	831,686
2016-CD1, 1.55% (WAC) due 08/10/49[6,10]	6,936,851	530,322
BAMLL Commercial Mortgage Securities Trust
2012-PARK, 2.96% due 12/10/30[5]	1,300,000	1,336,268
CD Commercial Mortgage Trust
2017-CD4, 1.47% (WAC) due 05/10/50[6,10]	17,101,566	1,284,206
CGMS Commercial Mortgage Trust
2017-B1, 0.99% (WAC) due 08/15/50[6,10]	22,304,089	1,178,133
Citigroup Commercial Mortgage Trust
2016-C2, 1.92% (WAC) due 08/10/49[6,10]	6,668,121	657,346
2016-GC37, 1.94% (WAC) due 04/10/49[6,10]	3,760,765	353,753
Americold LLC
2010-ARTA, 4.95% due 01/14/29[5]	840,000	864,177
GS Mortgage Securities Trust
2017-GS6, 1.19% (WAC) due 05/10/50[6,10]	11,536,425	803,517
JPMBB Commercial Mortgage Securities Trust
2013-C17, 0.93% (WAC) due 01/15/47[6,10]	23,678,615	678,073
GE Business Loan Trust
2007-1A, 2.56% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 04/15/35[5,6]	228,927	224,612
Total Commercial Mortgage Backed Securities		88,331,675
Total Collateralized Mortgage Obligations
(Cost $719,682,854)		731,623,587

CORPORATE BONDS†† - 18.9%
Financial - 9.2%
Santander UK plc
3.14% (3 Month USD LIBOR + 0.62%) due 06/01/21[6]	30,740,000	30,806,520
Wells Fargo & Co.
3.47% (3 Month USD LIBOR + 0.93%) due 02/11/22[6]	29,450,000	29,622,783
Capital One Financial Corp.
3.30% (3 Month USD LIBOR + 0.76%) due 05/12/20[6]	22,900,000	22,995,614
Sumitomo Mitsui Trust Bank Ltd.
2.86% (3 Month USD LIBOR + 0.44%) due 09/19/19[5,6]	14,350,000	14,365,410
3.51% (3 Month USD LIBOR + 0.91%) due 10/18/19[5,6]	7,600,000	7,619,046
Mitsubishi UFJ Financial Group, Inc.
3.24% (3 Month USD LIBOR + 0.65%) due 07/26/21[6]	11,450,000	11,495,512
3.51% (3 Month USD LIBOR + 1.06%) due 09/13/21[6]	5,990,000	6,053,785
4.40% (3 Month USD LIBOR + 1.88%) due 03/01/21[6]	453,000	463,542
Goldman Sachs Group, Inc.
3.04% (3 Month USD LIBOR + 0.73%) due 12/27/20[6]	15,700,000	15,727,930
3.61% (3 Month USD LIBOR + 1.20%) due 09/15/20[6]	1,000,000	1,009,594
Citibank North America
3.16% (3 Month USD LIBOR + 0.57%) due 07/23/21[6]	16,390,000	16,434,582
Sumitomo Mitsui Banking Corp.
2.94% (3 Month USD LIBOR + 0.35%) due 01/17/20[6]	15,450,000	15,470,487
UBS Group Funding Switzerland AG
2.95% due 09/24/20[5]	7,670,000	7,720,995
4.38% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 04/14/21[5,6]	5,700,000	5,837,584
3.78% (3 Month USD LIBOR + 1.44%) due 09/24/20[5,6]	1,000,000	1,015,034
Synchrony Bank
2.95% (3 Month USD LIBOR + 0.63%) due 03/30/20[6]	14,450,000	14,462,412

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 18.9% (continued)
Financial - 9.2% (continued)
Svenska Handelsbanken AB
2.99% (3 Month USD LIBOR + 0.47%) due 05/24/21[6]	13,500,000	$13,560,750
Credit Agricole S.A.
3.42% (3 Month USD LIBOR + 0.97%) due 06/10/20[5,6]	11,550,000	11,633,464
Credit Suisse AG NY
2.98% (3 Month USD LIBOR + 0.40%) due 07/31/20[6]	10,190,000	10,200,769
Standard Chartered Bank
2.97% (3 Month USD LIBOR + 0.40%) due 08/04/20[6]	10,170,000	10,186,397
ANZ New Zealand Int'l Ltd.
2.85% due 08/06/20[5]	10,000,000	10,061,437
Alexandria Real Estate Equities, Inc.
2.75% due 01/15/20	9,600,000	9,603,999
Assurant, Inc.
3.58% (3 Month USD LIBOR + 1.25%) due 03/26/21[6]	9,552,000	9,552,657
JPMorgan Chase & Co.
3.20% (3 Month USD LIBOR + 0.68%) due 06/01/21[6]	8,100,000	8,127,410
Citizens Bank North America/Providence RI
3.09% (3 Month USD LIBOR + 0.57%) due 05/26/20[6]	8,050,000	8,070,422
Lloyds Bank plc
3.06% (3 Month USD LIBOR + 0.49%) due 05/07/21[6]	8,050,000	8,046,879
Morgan Stanley
5.50% due 07/24/20	4,951,000	5,110,610
3.39% (3 Month USD LIBOR + 0.98%) due 06/16/20[6]	1,650,000	1,661,024
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.70% due 04/01/20	6,330,000	6,338,264
Westpac Banking Corp.
3.43% (3 Month USD LIBOR + 0.85%) due 01/11/22[6]	5,000,000	5,050,750
SVB Financial Group
5.38% due 09/15/20	4,130,000	4,268,915
Bank of America Corp.
2.97% (3 Month USD LIBOR + 0.65%) due 10/01/21[6]	4,200,000	4,211,060
Essex Portfolio, LP
5.20% due 03/15/21	2,650,000	2,752,146
Lloyds Bank Corporate Markets plc NY
2.94% (3 Month USD LIBOR + 0.37%) due 08/05/20[6]	2,070,000	2,072,216
AXIS Specialty Finance LLC
5.88% due 06/01/20	1,994,000	2,055,763
Sumitomo Mitsui Financial Group, Inc.
4.13% (3 Month USD LIBOR + 1.68%) due 03/09/21[6]	1,000,000	1,020,591
3.73% (3 Month USD LIBOR + 1.14%) due 10/19/21[6]	702,000	711,916
Mizuho Financial Group, Inc.
3.59% (3 Month USD LIBOR + 1.14%) due 09/13/21[6]	1,500,000	1,519,034
Credit Suisse Group Funding Guernsey Ltd.
2.75% due 03/26/20	1,180,000	1,181,845
UBS AG
3.00% (3 Month USD LIBOR + 0.48%) due 12/01/20[5,6]	1,000,000	1,003,152
Total Financial		339,102,300
Consumer, Non-cyclical - 4.4%
Express Scripts Holding Co.
3.27% (3 Month USD LIBOR + 0.75%) due 11/30/20[6]	21,875,000	21,876,783
Zimmer Biomet Holdings, Inc.
3.17% (3 Month USD LIBOR + 0.75%) due 03/19/21[6]	11,050,000	11,038,215
2.70% due 04/01/20	9,780,000	9,792,182
General Mills, Inc.
3.14% (3 Month USD LIBOR + 0.54%) due 04/16/21[6]	20,750,000	20,756,932
CVS Health Corp.
3.08% (3 Month USD LIBOR + 0.63%) due 03/09/20[6]	8,950,000	8,971,717
3.17% (3 Month USD LIBOR + 0.72%) due 03/09/21[6]	8,500,000	8,537,478
Mondelez International, Inc.
3.00% due 05/07/20	11,330,000	11,375,855
Allergan Funding SCS
3.69% (3 Month USD LIBOR + 1.26%) due 03/12/20[6]	11,300,000	11,372,129
Coca-Cola Femsa SAB de CV
4.63% due 02/15/20	9,700,000	9,818,791

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 18.9% (continued)
Consumer, Non-cyclical - 4.4% (continued)
Biogen, Inc.
2.90% due 09/15/20	9,700,000	$9,748,721
Molson Coors Brewing Co.
2.25% due 03/15/20	9,700,000	9,676,035
Coca-Cola European Partners plc
3.50% due 09/15/20	7,000,000	7,081,237
BAT Capital Corp.
2.30% due 08/14/20	5,198,000	5,187,188
Reynolds American, Inc.
6.88% due 05/01/20	4,802,000	4,969,689
Anthem, Inc.
4.35% due 08/15/20	4,180,000	4,269,870
Cigna Corp.
3.06% (3 Month USD LIBOR + 0.65%) due 09/17/21[5,6]	4,100,000	4,101,730
Zoetis, Inc.
3.45% due 11/13/20	2,180,000	2,207,654
Bayer US Finance LLC
2.38% due 10/08/19[5]	1,000,000	998,688
Conagra Brands, Inc.
3.34% (3 Month USD LIBOR + 0.75%) due 10/22/20[6]	850,000	850,135
Laboratory Corporation of America Holdings
2.63% due 02/01/20	500,000	500,309
Constellation Brands, Inc.
2.25% due 11/06/20	380,000	379,185
Total Consumer, Non-cyclical		163,510,523
Industrial - 1.5%
Siemens Financieringsmaatschappij N.V.
3.02% (3 Month USD LIBOR + 0.61%) due 03/16/22[5,6]	20,410,000	20,511,175
Aviation Capital Group LLC
2.88% due 01/20/22[5]	8,000,000	8,056,814
7.13% due 10/15/20[5]	2,500,000	2,644,432
Harris Corp.
2.70% due 04/27/20	8,976,000	8,985,209
Rolls-Royce plc
2.38% due 10/14/20[5]	6,550,000	6,539,828
Textron, Inc.
3.10% (3 Month USD LIBOR + 0.55%) due 11/10/20[6]	5,700,000	5,697,678
Molex Electronic Technologies LLC
2.88% due 04/15/20[5]	1,030,000	1,030,501
Total Industrial		53,465,637
Energy - 1.4%
Equities Corp.
3.09% (3 Month USD LIBOR + 0.77%) due 10/01/20[6]	11,450,000	11,440,866
Marathon Petroleum Corp.
3.40% due 12/15/20	9,800,000	9,901,676
ONEOK Partners, LP
3.80% due 03/15/20	9,080,000	9,142,596
Phillips 66
3.12% (3 Month USD LIBOR + 0.60%) due 02/26/21[6]	8,700,000	8,700,291
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	7,600,000	7,894,196
Reliance Holding USA, Inc.
4.50% due 10/19/20[5]	2,000,000	2,044,849
Energy Transfer Operating, LP
7.50% due 10/15/20	1,754,000	1,860,485
Florida Gas Transmission Company LLC
5.45% due 07/15/20[5]	800,000	820,799
Total Energy		51,805,758
Communications - 1.1%
Discovery Communications LLC
3.10% (3 Month USD LIBOR + 0.71%) due 09/20/19[6]	11,000,000	11,012,137
Telefonica Emisiones S.A.
5.13% due 04/27/20	9,600,000	9,796,199
Juniper Networks, Inc.
4.60% due 03/15/21	5,700,000	5,899,346
3.30% due 06/15/20	3,795,000	3,817,320
Deutsche Telekom International Finance BV
3.17% (3 Month USD LIBOR + 0.58%) due 01/17/20[5,6]	9,400,000	9,411,256
Total Communications		39,936,258
Technology - 0.7%
International Business Machines Corp.
2.80% due 05/13/21	9,550,000	9,664,983
Broadcom Corporation / Broadcom Cayman Finance Ltd.
2.38% due 01/15/20	9,165,000	9,149,068
Fidelity National Information Services, Inc.
3.63% due 10/15/20	5,820,000	5,905,972
CA, Inc.
5.38% due 12/01/19	280,000	282,485
Total Technology		25,002,508
Utilities - 0.3%
NextEra Energy Capital Holdings, Inc.
2.78% (3 Month USD LIBOR + 0.45%) due 09/28/20[6]	10,010,000	10,000,179

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 18.9% (continued)
Utilities - 0.3% (continued)
PSEG Power LLC
5.13% due 04/15/20	1,290,000	$1,316,478
Total Utilities		11,316,657
Basic Materials - 0.3%
Newmont Goldcorp Corp.
5.13% due 10/01/19	5,380,000	5,411,868
Georgia-Pacific LLC
5.40% due 11/01/20[5]	3,159,000	3,283,314
Yamana Gold, Inc.
4.95% due 07/15/24	1,116,000	1,176,145
Total Basic Materials		9,871,327
Total Corporate Bonds
(Cost $692,060,306)		694,010,968

FOREIGN GOVERNMENT DEBT†† - 9.9%
Government of Japan
due 07/01/19[11]	JPY 9,258,800,000	85,880,716
due 01/20/20[11]	JPY 5,903,000,000	54,818,049
due 08/13/19[11]	JPY 1,367,000,000	12,681,933
due 07/08/19[11]	JPY 1,345,300,000	12,478,656
due 08/19/19[11]	JPY 552,000,000	5,121,122
due 07/22/19[11]	JPY 462,000,000	4,285,655
due 07/16/19[11]	JPY 30,000,000	278,281
Federative Republic of Brazil
due 10/01/19[11]	BRL 390,970,000	100,307,107
due 01/01/20[11]	BRL 64,400,000	16,291,507
Republic of Portugal
due 01/17/20[11]	EUR 15,990,000	18,227,271
due 07/19/19[11]	EUR 3,200,000	3,640,472
State of Israel
5.00% due 01/31/20	ILS 65,800,000	18,944,442
Kingdom of Spain
due 01/17/20[11]	EUR 13,409,000	15,288,548
Province of Newfoundland, Canada
due 07/09/19[11]	CAD 5,600,000	4,274,968
due 07/11/19[11]	CAD 1,900,000	1,450,291
due 07/04/19[11]	CAD 500,000	381,785
Province of Ontario, Canada
due 07/03/19[11]	CAD 4,410,000	3,367,514
due 07/17/19[11]	CAD 1,760,000	1,343,010
due 07/31/19[11]	CAD 520,000	396,497
Province of New Brunswick, Canada
due 07/11/19[11]	CAD 3,770,000	2,877,682
Province of Quebec, Canada
due 07/26/19[11]	CAD 3,420,000	2,608,460
Province of Manitoba, Canada
due 07/03/19[11]	CAD 350,000	267,263
Total Foreign Government Debt
(Cost $358,278,068)		365,211,229

SENIOR FLOATING RATE INTERESTS††,6 - 0.6%
Technology - 0.2%
Misys Ltd.
5.90% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	6,431,694	6,258,424
Epicor Software
5.66% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 06/01/22	491,699	488,100
Neustar, Inc.
5.90% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/08/24	296,231	286,603
Total Technology		7,033,127
Consumer, Cyclical - 0.2%
Mavis Tire Express Services Corp.
5.65% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	4,826,754	4,724,186
Prime Security Services Borrower LLC
5.15% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 05/02/22	453,325	449,966
Total Consumer, Cyclical		5,174,152
Financial - 0.1%
iStar, Inc.
5.15% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 06/28/23	3,970,000	3,960,075
Masergy Holdings, Inc.
5.58% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/15/23	205,022	201,434
Total Financial		4,161,509
Consumer, Non-cyclical - 0.1%
Diamond (BC) B.V.
5.58% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	2,167,000	1,901,543
Albertson's LLC
5.31% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 12/21/22	1,218,937	1,218,632
Total Consumer, Non-cyclical		3,120,175
Communications - 0.0%
Internet Brands, Inc.
6.15% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/13/24	1,076,454	1,056,271

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,6 - 0.6% (continued)
Industrial - 0.0%
CHI Overhead Doors, Inc.
5.65% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 07/29/22	976,770	$970,059
Total Senior Floating Rate Interests
(Cost $22,085,937)		21,515,293

MUNICIPAL BONDS†† - 0.0%
District of Columbia - 0.0%
Washington Metropolitan Area Transit Authority Revenue Bonds
7.00% due 07/01/34	1,870,000	1,870,000
Total Municipal Bonds
(Cost $1,901,035)		1,870,000

COMMERCIAL PAPER†† - 0.7%
Ryder System, Inc.
2.55% due 07/25/19[12]	10,000,000	9,983,000
Walgreens Boots Alliance, Inc.
3.28% due 07/22/19[12]	7,800,000	7,786,834
AT&T, Inc.
2.71% due 09/27/19[5,12]	7,500,000	7,450,158
Total Commercial Paper
(Cost $25,217,935)		25,219,992

REPURCHASE AGREEMENTS††,13 - 0.3%
Deutsche Bank
issued 05/02/19 at 2.96% due 08/02/19	12,600,000	12,600,000
Total Repurchase Agreements
(Cost $12,600,000)		12,600,000

	Contracts
OTC OPTIONS PURCHASED†† - 0.1%
Put options on:
Goldman Sachs International 2Y-10 CMS CAP Expiring May 2021 with strike price of $0.37 (Notional Value $772,000,000)	772,000,000	1,744,890
Goldman Sachs International 2Y-10 CMS CAP Expiring May 2021 with strike price of $0.46 (Notional Value $268,000,000)	268,000,000	486,948
Bank of America, N.A. S&P 500 Index Expiring July 2019 with strike price of $2,755.00 (Notional Value $199,157,152)	677	304,650
Goldman Sachs International 2Y-10 CMS CAP Expiring May 2021 with strike price of $0.61 (Notional Value $160,000,000)	160,000,000	208,000
Total OTC Options Purchased
(Cost $5,704,730)		2,744,488
Total Investments - 100.9%
(Cost $3,690,221,136)		3,712,705,752

OTC OPTIONS WRITTEN†† - 0.0%
Put options on:
Bank of America, N.A. S&P 500 Index Expiring July 2019 with strike price of $2,530.00 (Notional Value $199,157,152)	677	(57,545)
Total OTC Options Written
(Premiums received $649,920)		(57,545)
Other Assets & Liabilities, net - (0.9)%		(31,566,387)
Total Net Assets - 100.0%		$3,681,081,820

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
BofA Securities, Inc.	ICE	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$642,110,000	$(14,386,141)	$(6,781,059)	$(7,605,082)

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$37,820,000	$(773,284)	$(7,144)	$(766,140)
Goldman Sachs International	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	87,130,000	(1,781,496)	(125,421)	(1,656,075)
						$(2,554,780)	$(132,565)	$(2,422,215)

Forward Foreign Currency Exchange Contracts††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Goldman Sachs International	71,800,000	BRL	07/01/19	$19,054,696	$18,719,366	$335,330
Citibank N.A., New York	72,500,000	BRL	07/01/19	19,172,540	18,901,867	270,673
JPMorgan Chase Bank, N.A.	520,000	CAD	07/31/19	397,266	397,452	(186)
Morgan Stanley Capital Services LLC	500,000	CAD	07/11/19	381,771	381,977	(206)
JPMorgan Chase Bank, N.A.	423,071	CZK	07/26/19	18,656	18,950	(294)
JPMorgan Chase Bank, N.A.	3,420,000	CAD	07/26/19	2,613,059	2,613,692	(633)
Morgan Stanley Capital Services LLC	3,740,000	CAD	07/03/19	2,854,740	2,856,624	(1,884)
Barclays Bank plc	13,409,000	EUR	01/17/20	15,486,054	15,488,648	(2,594)
Citibank N.A., New York	30,000,000	JPY	07/16/19	274,308	278,581	(4,273)
Citibank N.A., New York	33,000,000	JPY	07/08/19	301,834	306,242	(4,408)
Goldman Sachs International	15,990,000	EUR	01/17/20	18,463,952	18,469,944	(5,992)
JPMorgan Chase Bank, N.A.	350,000	CAD	07/03/19	261,300	267,331	(6,031)
JPMorgan Chase Bank, N.A.	500,000	CAD	07/05/19	372,648	381,920	(9,272)
Morgan Stanley Capital Services LLC	65,000,000	JPY	07/01/19	592,925	602,912	(9,987)
BNP Paribas S.A.	620,000	CAD	07/11/19	463,351	473,652	(10,301)
Citibank N.A., New York	670,000	CAD	07/03/19	500,011	511,748	(11,737)
Citibank N.A., New York	111,000,000	JPY	07/22/19	1,019,162	1,031,246	(12,084)
Goldman Sachs International	552,000,000	JPY	08/19/19	5,122,105	5,139,178	(17,073)
JPMorgan Chase Bank, N.A.	1,500,000	CAD	07/09/19	1,118,026	1,145,875	(27,849)
Morgan Stanley Capital Services LLC	1,760,000	CAD	07/17/19	1,310,246	1,344,759	(34,513)
Bank of America, N.A.	351,000,000	JPY	07/22/19	3,214,056	3,260,966	(46,910)
Morgan Stanley Capital Services LLC	4,100,000	CAD	07/09/19	3,084,955	3,132,058	(47,103)
Goldman Sachs International	3,200,000	EUR	07/19/19	3,588,010	3,644,995	(56,985)
Citibank N.A., New York	418,000,000	JPY	07/01/19	3,820,198	3,877,191	(56,993)
Goldman Sachs International	4,550,000	CAD	07/11/19	3,389,849	3,475,992	(86,143)
Bank of America, N.A.	5,903,000,000	JPY	01/21/20	55,487,146	55,595,540	(108,394)
Goldman Sachs International	1,312,300,000	JPY	07/08/19	12,025,196	12,178,216	(153,020)
Goldman Sachs International	1,367,000,000	JPY	08/13/19	12,549,343	12,721,381	(172,038)
JPMorgan Chase Bank, N.A.	1,498,800,000	JPY	07/01/19	13,720,628	13,902,235	(181,607)
Citibank N.A., New York	107,970,000	BRL	10/01/19	27,458,071	27,917,708	(459,637)
Goldman Sachs International	69,090,000	ILS	01/31/20	19,077,416	19,668,329	(590,913)
JPMorgan Chase Bank, N.A.	172,000,000	BRL	10/01/19	43,855,867	44,473,888	(618,021)
Citibank N.A., New York	64,400,000	BRL	01/02/20	15,691,328	16,516,631	(825,303)
Goldman Sachs International	111,000,000	BRL	10/01/19	27,800,660	28,701,172	(900,512)
Goldman Sachs International	7,277,000,000	JPY	07/01/19	65,893,962	67,498,377	(1,604,415)
						$(5,461,308)

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2019	Unrealized Appreciation
Goldman Sachs International	72,150,000	BRL	07/01/19	$17,554,744	$18,810,616	$1,255,872
Citibank N.A., New York	72,150,000	BRL	07/01/19	17,805,284	18,810,616	1,005,332
						$2,261,204

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[3]	Rate indicated is the 7-day yield as of June 30, 2019.
[4]	Face amount of security is adjusted for inflation.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $1,150,900,042 (cost $1,145,512,254), or 31.3% of total net assets.
[6]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $7,617,748 (cost $7,523,372), or 0.2% of total net assets — See Note 6.
[9]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2019. See table below for additional step information for each security.
[10]	Security is an interest-only strip.
[11]	Zero coupon rate security.
[12]	Rate indicated is the effective yield at the time of purchase.
[13]	Repurchase Agreements - See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America

BRL — Brazilian Real

CDX.NA.IG.31 — Credit Default Swap North American Investment Grade Series 31 Index

CAD — Canadian Dollar

CZK — Czech Koruna

EUR — Euro

ICE — Intercontinental Exchange

ILS — Israeli Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

plc — Public Limited Company

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$56,130,654	$—	$—	$56,130,654
Money Market Fund	28,480,474	—	—	28,480,474
U.S. Government Securities	—	977,525,428	—	977,525,428
Asset-Backed Securities	—	795,773,639	—	795,773,639
Collateralized Mortgage Obligations	—	731,623,587	—	731,623,587
Corporate Bonds	—	694,010,968	—	694,010,968
Foreign Government Debt	—	365,211,229	—	365,211,229
Senior Floating Rate Interests	—	21,515,293	—	21,515,293
Municipal Bonds	—	1,870,000	—	1,870,000
Commercial Paper	—	25,219,992	—	25,219,992
Repurchase Agreements	—	12,600,000	—	12,600,000
Options Purchased	—	2,744,488	—	2,744,488
Forward Foreign Currency Exchange Contracts**	—	2,867,207	—	2,867,207
Total Assets	$84,611,128	$3,630,961,831	$—	$3,715,572,959

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$—	$57,545	$—	$57,545
Credit Default Swap Agreements**	—	10,027,297	—	10,027,297
Forward Foreign Currency Exchange Contracts**	—	6,067,311	—	6,067,311
Unfunded Loan Commitments (Note 5)	—	—	2,544	2,544
Total Liabilities	$—	$16,152,153	$2,544	$16,154,697

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Freddie Mac Seasoned Credit Risk Transfer Trust 2017-4, 3.00% due 06/25/57	3.25%	12/25/19	—	—
Freddie Mac Seasoned Credit Risk Transfer Trust 2018-1, 2.50% due 05/25/57	2.75%	09/25/19	3.00%	03/25/20
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/25/21	8.00%	07/26/22
New Residential Mortgage Loan Trust 2019-RPL1, 4.33% due 02/26/24	7.33%	02/25/22	8.33%	02/25/23

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. For the following repurchase agreements, the collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Deutsche Bank			Morgan Stanley ABS Capital I Inc. Trust
2.96%			2.53%
08/02/19	$12,600,000	$12,695,171	01/25/37	$47,269,000	$26,465,913

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Shares 06/30/19	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Floating Rate Strategies Fund - R6-Class	$34,179,223	$983,336	$(10,300,000)	$(264,974)	$(553,374)	$24,044,211	949,989	$983,195	$141
Guggenheim Strategy Fund II	14,722,876	299,758	(2,300,000)	9,881	(95,923)	12,636,592	509,129	292,555	7,204
Guggenheim Strategy Fund III	12,175,294	259,731	(1,500,000)	(12,097)	(90,170)	10,832,758	436,981	259,276	456
Guggenheim Ultra Short Duration Fund - Institutional Class[1]	9,971,325	196,923	(1,500,000)	5,840	(56,995)	8,617,093	865,170	190,021	6,901
	$71,048,718	$1,739,748	$(15,600,000)	$(261,350)	$(796,462)	$56,130,654		$1,725,047	$14,702

[1]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 0.3%
Utilities - 0.2%
TexGen Power LLC††	233,394	$9,073,192
Energy - 0.1%
Maverick Natural Resources, LLC*,†††,1	7,168	4,945,919
SandRidge Energy, Inc.*	488,408	3,379,783
Total Energy		8,325,702
Consumer, Cyclical - 0.0%
ATD New Holdings, Inc.*,††	42,478	1,295,579
Consumer, Non-cyclical - 0.0%
Chef Holdings, Inc.*,†††,1	9,061	1,140,236
Targus Group International Equity, Inc.†††,1,2	12,773	22,088
Total Consumer, Non-cyclical		1,162,324
Communications - 0.0%
Cengage Learning Acquisitions, Inc.*,††	21,660	300,533
Industrial - 0.0%
API Heat Transfer Parent LLC*,††	1,024,936	276,733
BP Holdco LLC*,†††,1,2	37,539	13,255
Vector Phoenix Holdings, LP*,†††,1	37,539	3,141
Total Industrial		293,129
Technology - 0.0%
Qlik Technologies, Inc. - Class A*,†††,1	177	196,863
Qlik Technologies, Inc. - Class B*,†††,1	43,738	1
Qlik Technologies, Inc.*,†††,1	11,400	–
Total Technology		196,864
Total Common Stocks
(Cost $24,864,186)		20,647,323

PREFERRED STOCKS†† - 0.0%
Industrial - 0.0%
API Heat Transfer Intermediate*	218	170,305
Financial - 0.0%
Cent CLO 16, LP due 08/01/24*,3	7,000	11,192
Total Preferred Stocks
(Cost $174,412)		181,497

MUTUAL FUNDS† - 9.8%
Guggenheim Limited Duration Fund — R6-Class[2]	12,525,068	308,868,179
Guggenheim Strategy Fund II2	4,127,631	102,447,795
Guggenheim Ultra Short Duration Fund — Institutional Class[2,4]	9,178,966	91,422,499
Guggenheim Strategy Fund III[2]	3,265,011	80,939,625
Guggenheim Alpha Opportunity Fund — Institutional Class[2]	2,726,278	69,165,665
Guggenheim Risk Managed Real Estate Fund — Institutional Class[2]	541,858	17,626,640
Total Mutual Funds
(Cost $680,641,330)		670,470,403

MONEY MARKET FUND† - 0.9%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares 2.15%[5]	62,235,723	62,235,723
Western Asset Institutional U.S. Treasury Reserves — Institutional Shares 2.14%[5]	29,647	29,647
Total Money Market Fund
(Cost $62,265,370)		62,265,370

	Face Amount~
ASSET-BACKED SECURITIES†† - 20.5%
Collateralized Loan Obligations - 10.0%
Shackleton 2015-VIII CLO Ltd.
2017-8A, 3.51% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[6,7]	62,000,000	61,880,985
Golub Capital Partners CLO Ltd.
2018-36A, 4.67% (3 Month USD LIBOR + 2.10%, Rate Floor: 0.00%) due 02/05/31[6,7]	20,000,000	18,456,626
2018-25A, 4.47% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 05/05/30[6,7]	18,500,000	18,040,771
2018-36A, 4.22% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 02/05/31[6,7]	13,200,000	12,624,409
2018-39A, 4.79% (3 Month USD LIBOR + 2.20%, Rate Floor: 2.20%) due 10/20/28[6,7]	5,000,000	4,924,074
Telos CLO Ltd.
2017-6A, 3.86% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[6,7]	24,651,150	24,654,857
2017-6A, 5.19% (3 Month USD LIBOR + 2.60%, Rate Floor: 0.00%) due 01/17/27[6,7]	7,500,000	7,505,603

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.5% (continued)
Collateralized Loan Obligations - 10.0% (continued)
Tralee CLO III Ltd.
2017-3A, 4.04% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 10/20/27[6,7]	31,000,000	$30,591,854
Diamond CLO Ltd.
2018-1A, 5.19% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 07/22/30[6,7]	13,500,000	13,166,852
2018-1A, 4.39% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 07/22/30[6,7]	11,000,000	10,803,571
2018-1A, 6.29% (3 Month USD LIBOR + 3.70%, Rate Floor: 3.70%) due 07/22/30[6,7]	5,000,000	4,885,119
Treman Park CLO Ltd.
2015-1A, due 10/20/28[3,6]	32,400,000	25,403,175
FDF I Ltd.
2015-1A, 5.50% due 11/12/30[6]	12,000,000	11,958,413
2015-1A, 4.40% due 11/12/30[6]	10,000,000	10,001,609
Palmer Square Loan Funding Ltd.
2018-4A, 3.42% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[6,7]	18,317,187	18,320,158
2018-4A, 4.42% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 11/15/26[6,7]	2,800,000	2,779,984
KVK CLO Ltd.
2018-1A, 4.17% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 05/20/29[6,7]	16,250,000	16,165,776
2013-1A, due 01/14/28[3,6]	11,900,000	4,635,657
Crown Point CLO III Ltd.
2017-3A, 4.05% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[6,7]	15,000,000	14,827,698
2017-3A, 3.51% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 12/31/27[6,7]	5,300,000	5,284,931
Cerberus Loan Funding XVII Ltd.
2016-3A, 5.13% (3 Month USD LIBOR + 2.53%, Rate Floor: 0.00%) due 01/15/28[6,7]	18,000,000	17,908,771
Mountain Hawk II CLO Ltd.
2018-2A, 4.94% (3 Month USD LIBOR + 2.35%, Rate Floor: 0.00%) due 07/20/24[6,7]	8,250,000	8,255,534
2018-2A, 3.41% (3 Month USD LIBOR + 0.82%, Rate Floor: 0.00%) due 07/20/24[6,7]	6,524,995	6,516,772
2013-2A, 5.74% (3 Month USD LIBOR + 3.15%, Rate Floor: 0.00%) due 07/22/24[6,7]	2,750,000	2,750,110
Monroe Capital CLO Ltd.
2017-1A, 3.94% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[6,7]	13,766,227	13,733,374
2017-1A, 6.19% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/22/26[6,7]	3,000,000	2,931,749
Voya CLO Ltd.
2013-1A, due 10/15/30[3,6]	28,970,307	15,275,492
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[3]	19,800,000	14,529,432
Ladder Capital Commercial Mortgage Trust
2017-FL1, 4.64% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 09/15/34[6,7]	7,141,065	7,134,353
2017-FL1, 5.99% (1 Month USD LIBOR + 3.60%, Rate Floor: 3.60%) due 09/15/34[6,7]	6,650,000	6,621,883

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.5% (continued)
Collateralized Loan Obligations - 10.0% (continued)
OZLM XIII Ltd.
2018-13A, 4.68% (3 Month USD LIBOR + 2.10%, Rate Floor: 0.00%) due 07/30/27[6,7]	12,650,000	$12,502,278
NewStar Clarendon Fund CLO LLC
2015-1A, 5.28% (3 Month USD LIBOR + 2.70%, Rate Floor: 0.00%) due 01/25/27[6,7]	7,000,000	7,003,020
2015-1A, 5.93% (3 Month USD LIBOR + 3.35%, Rate Floor: 0.00%) due 01/25/27[6,7]	4,000,000	4,003,810
2015-1A, 6.93% (3 Month USD LIBOR + 4.35%, Rate Floor: 0.00%) due 01/25/27[6,7]	1,300,000	1,300,533
MP CLO VIII Ltd.
2018-2A, 4.48% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 10/28/27[6,7]	11,950,000	11,671,857
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[3,6]	14,000,000	11,649,791
Octagon Loan Funding Ltd.
2014-1A, due 11/18/31[3,6]	19,435,737	11,494,042
TCP Waterman CLO Ltd.
2016-1A, 5.79% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 12/15/28[6,7]	11,000,000	10,999,844
West CLO Ltd.
2017-1A, 3.52% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[6,7]	9,608,334	9,594,755
2013-1A, due 11/07/25[3,6]	5,300,000	1,055,267
Marathon CLO V Ltd.
2017-5A, 3.97% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[6,7]	7,920,233	7,821,804
2013-5A, due 11/21/27[3,6]	5,500,000	1,532,702
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[3,6]	9,500,000	8,682,485
Seneca Park CLO Limited
2017-1A, 3.71% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/17/26[6,7]	8,621,106	8,630,192
Avery Point VI CLO Ltd.
2018-6A, 4.57% (3 Month USD LIBOR + 2.00%, Rate Floor: 0.00%) due 08/05/27[6,7]	8,000,000	7,889,750
Golub Capital BDC CLO LLC
2018-1A, 3.98% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/25/26[6,7]	8,000,000	7,878,425
Flagship CLO VIII Ltd.
2018-8A, 4.40% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[6,7]	8,025,000	7,863,117
Newstar Commercial Loan Funding LLC
2017-1A, 5.89% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 03/20/27[6,7]	7,500,000	7,501,300
Dryden 41 Senior Loan Fund
2015-41A, due 04/15/31[3,6]	11,700,000	7,374,054
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[3,6]	13,790,000	7,318,849
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 01/14/32[3,6]	6,400,000	4,594,502
2013-3X SUB, due 10/15/30[3]	4,938,326	2,433,039
ACIS CLO Ltd.
2014-4A, 5.13% (3 Month USD LIBOR + 2.55%, Rate Floor: 0.00%) due 05/01/26[6,7]	3,600,000	3,599,341

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.5% (continued)
Collateralized Loan Obligations - 10.0% (continued)
2015-6A, 5.95% (3 Month USD LIBOR + 3.37%, Rate Floor: 0.00%) due 05/01/27[6,7]	3,250,000	$3,249,880
Marathon CRE Ltd.
2018-FL1, 5.39% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/15/28[6,7]	6,000,000	6,005,997
2018-FL1, 4.99% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 06/15/28[6,7]	650,000	650,408
Atlas Senior Loan Fund IX Ltd.
2018-9A, due 04/20/28[3,6]	9,600,000	4,987,354
2018-9A, 4.39% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/28[6,7]	1,250,000	1,221,198
Dryden 50 Senior Loan Fund
2017-50A, due 07/15/30[3,6]	7,895,000	6,135,883
Hull Street CLO Ltd.
2014-1A, 6.20% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/18/26[6,7]	5,785,000	5,743,617
Octagon Investment Partners XIX Ltd.
2017-1A, 3.70% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 04/15/26[6,7]	5,522,129	5,526,224
Silvermore CLO Ltd.
2014-1A, 5.52% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 05/15/26[6,7]	5,500,000	5,505,518
FDF II Ltd.
2016-2A, 6.29% due 05/12/31[6]	5,250,000	5,247,071
Sudbury Mill CLO Ltd.
2017-1A, 5.04% (3 Month USD LIBOR + 2.45%, Rate Floor: 0.00%) due 01/17/26[6,7]	5,000,000	4,997,407
WhiteHorse X Ltd.
2015-10A, 7.89% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27[6,7]	4,980,000	4,901,780
BNPP IP CLO Ltd.
2014-2A, 7.83% (3 Month USD LIBOR + 5.25%, Rate Floor: 0.00%) due 10/30/25[6,7]	5,500,000	4,640,529
Greywolf CLO III Ltd.
2018-3RA, 3.24% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 10/22/28[6,7]	4,114,286	4,109,715
Jackson Mill CLO Ltd.
2018-1A, 4.45% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/27[6,7]	4,150,000	4,069,248
Madison Park Funding XVI Ltd.
2016-16A, 5.24% (3 Month USD LIBOR + 2.65%, Rate Floor: 0.00%) due 04/20/26[6,7]	4,000,000	4,003,073
Babson CLO Ltd.
2014-IA, due 07/20/25[3,6]	11,900,000	3,694,069
2012-2A, due 05/15/23[3,6]	11,850,000	144,570
Adams Mill CLO Ltd.
2014-1A, 7.60% (3 Month USD LIBOR + 5.00%, Rate Floor: 0.00%) due 07/15/26[6,7]	4,000,000	3,827,176
Denali Capital CLO XI Ltd.
2018-1A, 4.74% (3 Month USD LIBOR + 2.15%, Rate Floor: 0.00%) due 10/20/28[6,7]	2,500,000	2,499,909
2018-1A, 3.29% (3 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/20/28[6,7]	800,000	799,738

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.5% (continued)
Collateralized Loan Obligations - 10.0% (continued)
Flatiron CLO Ltd.
2013-1A, 6.19% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 01/17/26[6,7]	3,200,000	$3,199,878
AMMC CLO XI Ltd.
2012-11A, due 04/30/31[3,6]	5,650,000	3,002,410
Mountain Hawk III CLO Ltd.
2014-3A, 5.40% (3 Month USD LIBOR + 2.80%, Rate Floor: 0.00%) due 04/18/25[6,7]	3,000,000	2,996,547
Flagship VII Ltd.
2017-7A, 3.71% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 01/20/26[6,7]	2,365,867	2,366,647
Columbia Cent CLO 27 Ltd.
2018-27A, 3.28% (3 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 10/25/28[6,7]	1,750,000	1,749,239
DRSLF
due 01/15/31[3]	1,897,598	1,446,195
Garrison BSL CLO Ltd.
2018-1A, 3.29% (3 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 07/17/28[6,7]	1,428,571	1,427,688
Copper River CLO Ltd.
2007-1A, due 01/20/21[3,8]	8,150,000	1,243,926
Halcyon Loan Advisors Funding Ltd.
2012-1A, 5.52% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 08/15/23[6,7]	1,000,000	1,000,029
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[3,6]	1,500,000	987,081
Shackleton 2014-VI-R CLO Ltd.
2018-6RA, 3.19% (3 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/17/28[6,7]	857,143	855,808
Ivy Hill Middle Market Credit Fund X Ltd.
2018-10A, 3.30% (3 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 07/18/30[6,7]	500,000	499,898
Total Collateralized Loan Obligations		679,700,059
Transport-Aircraft - 5.8%
Castlelake Aircraft Securitization Trust
2017-1, 3.97% due 07/15/42	29,027,245	29,337,483
2018-1, 4.13% due 06/15/43[6]	23,305,026	23,498,134
2016-1, 4.45% due 08/15/41	21,317,723	21,503,934
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[6]	55,048,856	56,417,629
Raspro Trust
2005-1A, 3.52% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[6,7]	46,492,089	44,938,602
2005-1A, 2.79% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/23/24[6,7]	82,104	82,060
AASET Trust
2017-1A, 3.97% due 05/16/42[6]	43,437,751	43,935,847
AASET US Ltd.
2018-2A, 5.43% due 11/18/38[6]	20,052,620	20,429,437
2018-2A, 4.45% due 11/18/38[6]	17,971,688	18,363,645
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[6]	33,885,529	34,376,801
SAPPHIRE AVIATION FINANCE I Ltd.
2018-1A, 4.25% due 03/15/40[6]	30,254,685	30,669,967
Apollo Aviation Securitization Equity Trust
2017-1A, 5.93% due 05/16/42[6]	11,278,348	11,653,361
2016-2, 5.93% due 11/15/41	6,222,913	6,279,006
2016-2, 4.21% due 11/15/41	5,556,172	5,620,475
2016-2, 7.87% due 11/15/41	1,940,411	1,943,710

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.5% (continued)
Transport-Aircraft - 5.8% (continued)
2018-1A, 5.44% due 01/16/38[6]	1,514,437	$1,548,804
AIM Aviation Finance Ltd.
2015-1A, 5.07% due 02/15/40[6]	11,089,898	11,215,550
Falcon Aerospace Limited
2017-1, 6.30% due 02/15/42[6]	7,806,891	8,131,283
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[6]	7,146,765	7,324,500
Stripes Aircraft Ltd.
2013-1 A1, 5.88% due 03/20/23†††	5,406,560	5,325,948
Atlas Ltd.
2014-1 A, 4.88% due 12/15/39	5,063,748	4,897,449
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[6,9]	3,490,731	3,607,052
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[8]	2,081,812	2,025,295
2013-1A, 6.38% due 12/13/48[8]	1,516,671	1,322,317
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[6]	891,946	894,521
Airplanes Pass Through Trust
2001-1A, 2.99% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 03/15/19†††,7,8,10	2,097,481	36,706
Total Transport-Aircraft		395,379,516
Financial - 2.5%
Station Place Securitization Trust
2019-1, 3.03% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 09/24/19[6,7]	62,550,000	62,549,956
2019-6, 3.03% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/24/21[6,7]	38,000,000	38,000,000
2019-5, 3.13% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 06/24/20[6,7]	18,550,000	18,550,000
2019-2, 2.98% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 04/24/21[6,7]	10,200,000	10,199,993
2018-6, 3.13% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 09/24/19[7]	3,000,000	2,999,997
Barclays Bank plc
GMtN, 3.15% (1 Month USD LIBOR + 0.72%) due 10/31/19[7]	40,600,000	40,615,976
Total Financial		172,915,922
Whole Business - 0.7%
TSGE
2017-1, 6.25% due 09/25/31†††,1	42,550,000	44,168,727
Drug Royalty III Limited Partnership 1
2017-1A, 5.29% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/15/27[6,7]	2,385,553	2,403,018
Total Whole Business		46,571,745
Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding 4 Ltd.
2016-4A, 4.50% due 02/15/35[6]	9,200,000	9,123,700
Putnam Structured Product Funding Ltd.
2003-1A, 3.39% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[6,7]	8,865,232	8,779,448
N-Star REL CDO VIII Ltd.
2006-8A, 2.85% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 02/01/41[6,7]	7,939,598	7,835,431
Banco Bradesco SA
2014-1, 5.44% due 03/12/26	2,274,778	2,264,308
Highland Park CDO I Ltd.
2006-1A, 3.05% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 11/25/51[7,8]	1,634,990	1,620,843
Total Collateralized Debt Obligations		29,623,730
Automotive - 0.3%
Avis Budget Rental Car Funding AESOP LLC
2015-1A, 2.50% due 07/20/21[6]	21,410,000	21,429,280

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.5% (continued)
Diversified Payment Rights - 0.3%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††,1	15,300,000	$15,891,051
CIC Receivables Master Trust
REGD, 4.89% due 10/07/21	3,170,501	3,220,439
Total Diversified Payment Rights		19,111,490
Insurance - 0.3%
LTCG Securitization Issuer LLC
2018-A, 4.59% due 06/15/48[6]	17,681,927	17,866,622
Transport-Container - 0.1%
Global SC Finance II SRL
2013-1A, 2.98% due 04/17/28[6]	8,050,000	8,039,713
Infrastructure - 0.1%
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 4.70% due 06/15/48[8]	6,930,002	7,030,406
Total Asset-Backed Securities
(Cost $1,401,369,201)		1,397,668,483

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.8%
Residential Mortgage Backed Securities - 10.7%
Lehman XS Trust Series
2006-16N, 2.61% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 11/25/46[7]	22,932,434	22,400,074
2006-18N, 2.58% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 12/25/36[7]	21,555,321	20,244,326
2006-10N, 2.61% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 07/25/46[7]	5,226,837	5,134,435
RALI Series Trust
2006-QO6, 2.58% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/46[7]	37,255,854	14,740,912
2007-QO2, 2.55% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 02/25/47[7]	19,197,664	10,994,700
2006-QO8, 2.60% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 10/25/46[7]	9,143,822	8,779,904
2006-QO6, 2.63% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 06/25/46[7]	9,693,465	3,950,910
2006-QO2, 2.67% (1 Month USD LIBOR + 0.27%, Rate Floor: 0.27%) due 02/25/46[7]	7,201,310	2,758,133
2006-QO6, 2.66% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 06/25/46[7]	6,115,751	2,536,416
2006-QO2, 2.74% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 02/25/46[7]	3,853,312	1,525,600
2006-QO2, 2.62% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 02/25/46[7]	258,289	97,257
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 2.55% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 12/25/36[7]	27,966,702	18,046,303
2006-WMC3, 2.55% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[7]	12,849,221	9,525,594
2006-HE3, 2.56% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 11/25/36[7]	8,340,400	7,126,497
2006-WMC4, 2.52% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[7]	9,626,385	6,177,751

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.8% (continued)
Residential Mortgage Backed Securities - 10.7% (continued)
2006-WMC4, 2.48% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 12/25/36[7]	4,070,373	$2,593,032
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 3.03% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[7]	38,139,715	38,070,282
WaMu Asset-Backed Certificates WaMu Series
2007-HE2, 2.76% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 04/25/37[7]	30,421,306	16,265,892
2007-HE2, 2.59% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[7]	23,180,766	12,088,542
2007-HE4, 2.57% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47[7]	9,262,737	7,236,787
2007-HE4, 2.65% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47[7]	2,899,437	2,031,966
FirstKey Master Funding
2017-R1, 2.66% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 11/03/41[6,7]	37,697,867	36,154,110
CIM Trust
2018-R2, 3.69% (WAC) due 08/25/57[6,7]	35,659,503	36,066,528
GSAA Home Equity Trust
2006-12, 2.55% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[7]	24,610,298	15,143,629
2006-3, 2.70% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 03/25/36[7]	17,163,534	12,186,973
2006-9, 2.64% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 06/25/36[7]	10,640,571	5,625,782
2007-7, 2.67% (1 Month USD LIBOR + 0.27%) due 07/25/37[7]	1,834,133	1,778,822
Long Beach Mortgage Loan Trust
2006-6, 2.65% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/36[7]	17,073,914	8,953,127
2006-8, 2.56% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 09/25/36[7]	19,895,666	8,265,730
2006-4, 2.56% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 05/25/36[7]	12,407,310	5,433,321
2006-1, 2.59% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 02/25/36[7]	4,970,423	4,208,297
2006-6, 2.55% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 07/25/36[7]	5,316,610	2,727,120
2006-8, 2.49% (1 Month USD LIBOR + 0.09%, Rate Floor: 0.09%) due 09/25/36[7]	5,391,352	2,206,689
2006-6, 2.50% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 07/25/36[7]	3,077,673	1,561,033
American Home Mortgage Assets Trust
2006-6, 2.61% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 12/25/46[7]	14,878,759	13,045,239
2006-1, 2.59% (1 Month USD LIBOR + 0.19%) due 05/25/46[7]	14,126,666	12,682,347
2006-3, 3.44% (1 Year CMT Rate + 0.94%, Rate Floor: 0.94%) due 10/25/46[7]	7,747,437	6,927,742
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE8, 2.62% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 10/25/36[7]	25,301,604	15,638,203

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.8% (continued)
Residential Mortgage Backed Securities - 10.7% (continued)
2007-HE6, 2.65% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 05/25/37[7]	9,484,511	$8,524,754
2006-HE6, 2.50% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 09/25/36[7]	5,220,778	2,523,655
2007-HE4, 2.63% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 02/25/37[7]	4,453,857	2,106,623
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[6,9]	27,901,008	28,384,379
LSTAR Securities Investment Trust
2018-2, 3.94% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 04/01/23[6,7]	19,078,913	19,093,699
2019-1, 4.14% (1 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 03/01/24[6,7]	7,385,257	7,407,413
Ameriquest Mortgage Securities Trust
2006-M3, 2.58% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 10/25/36[7]	26,066,809	18,087,298
2006-M3, 2.50% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 10/25/36[7]	16,182,919	7,138,792
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 2.62% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 11/25/36[7]	26,405,582	13,184,133
2006-2, 2.55% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36[7]	20,144,154	9,967,205
ACE Securities Corporation Home Equity Loan Trust Series
2007-HE1, 2.55% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/37[7]	19,177,736	12,649,930
2007-ASP1, 2.78% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 03/25/37[7]	13,995,999	8,405,112
Impac Secured Assets Trust
2006-3, 2.60% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 11/25/36[7]	18,888,529	17,751,583
GSAMP Trust
2007-NC1, 2.53% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46[7]	24,722,830	16,013,850
IXIS Real Estate Capital Trust
2007-HE1, 2.56% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 05/25/37[7]	26,910,380	9,324,091
2007-HE1, 2.63% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 05/25/37[7]	19,065,626	6,666,950
Nationstar Home Equity Loan Trust
2007-C, 2.58% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/37[7]	15,575,041	15,165,120
Master Asset Backed Securities Trust
2006-WMC3, 2.56% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 08/25/36[7]	12,519,553	6,032,548
2006-HE3, 2.50% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 08/25/36[7]	11,065,723	4,584,600

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.8% (continued)
Residential Mortgage Backed Securities - 10.7% (continued)
2006-HE3, 2.55% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[7]	9,303,631	$3,896,091
Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 2.65% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 03/25/37[7]	15,733,121	13,611,991
Home Equity Loan Trust
2007-FRE1, 2.59% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[7]	13,221,201	12,497,187
Alternative Loan Trust
2007-OA7, 2.58% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 05/25/47[7]	12,315,120	11,895,257
First NLC Trust
2007-1, 2.68% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 08/25/37[6,7]	8,739,151	5,671,705
2007-1, 2.47% (1 Month USD LIBOR + 0.07%, Rate Floor: 0.07%) due 08/25/37[6,7]	6,627,178	4,174,037
Banc of America Funding Trust
2015-R2, 2.66% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[6,7]	10,000,000	9,824,720
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE1, 2.63% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 01/25/37[7]	9,988,620	6,241,916
2007-HE4, 2.57% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47[7]	4,060,836	2,817,347
Luminent Mortgage Trust
2006-2, 2.60% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/25/46[7]	8,567,707	7,454,918
CitiMortgage Alternative Loan Trust Series
2007-A7, 2.80% (1 Month USD LIBOR + 0.40%, Rate Cap/Floor: 7.50%/0.40%) due 07/25/37[7]	8,501,315	6,855,096
HSI Asset Securitization Corporation Trust
2007-HE1, 2.59% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/25/37[7]	8,420,601	6,658,867
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 3.34% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[7]	7,059,898	6,347,969
Morgan Stanley Mortgage Loan Trust
2006-9AR, 2.55% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[7]	10,999,045	5,010,614
Nomura Resecuritization Trust
2015-4R, 2.40% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[6,7]	4,213,972	4,088,547
Alliance Bancorp Trust
2007-OA1, 2.64% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 07/25/37[7]	3,395,062	3,074,618
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 2.54% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/37[6,7]	1,511,408	1,408,582

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.8% (continued)
Residential Mortgage Backed Securities - 10.7% (continued)
Morgan Stanley Re-REMIC Trust
2010-R5, 3.83% due 06/26/36[6]	1,215,625	$1,124,605
Asset Backed Securities Corporation Home Equity Loan Trust
2006-HE5, 2.54% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[7]	787,683	774,760
Total Residential Mortgage Backed Securities		727,370,567
Commercial Mortgage Backed Securities - 1.5%
CGBAM Mezzanine Securities Trust
2015-SMMZ, 8.21% due 04/10/28[6]	28,200,000	29,081,402
GS Mortgage Securities Corporation Trust
2017-STAY, 4.54% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 07/15/32[6,7]	16,531,000	16,129,411
CGBAM Commercial Mortgage Trust
2015-SMRT, 3.91% (WAC) due 04/10/28[6,7]	13,864,000	13,981,539
2015-SMRT, 3.77% due 04/10/28[6]	1,400,000	1,410,307
Four Times Square Trust Commercial Mortgage Pass-Through Certificates Series
2006-4TS, 5.40% due 12/13/28[6]	10,719,214	11,111,358
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 2.63% due 05/15/48	7,450,000	7,440,506
Morgan Stanley Capital I Trust
2014-MP, 3.47% due 08/11/33[6]	4,735,000	4,852,654
Credit Suisse First Boston Mortgage Securities Corporation Series
2006-OMA, 5.63% due 05/15/23[6]	3,850,000	3,902,199
Vornado DP LLC Trust
2010-VNO, 4.74% due 09/13/28[6]	2,400,000	2,448,733
2010-VNO, 6.36% due 09/13/28[6]	840,000	867,220
CGBAM Commercial Mortgage Trust
2015-SMRT, 3.91% (WAC) due 04/10/28[6,7]	3,000,000	3,023,818
GE Business Loan Trust
2007-1A, 2.84% (1 Month USD LIBOR + 0.45%, Rate Floor: 0.45%) due 04/16/35[6,7]	1,526,181	1,465,603
2007-1A, 2.56% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 04/15/35[6,7]	1,130,505	1,109,194
Americold LLC Trust
2010-ARTA, 7.44% due 01/14/29[6]	1,435,000	1,511,620
JP Morgan Chase Commercial Mortgage Securities Trust
2009-IWST, 5.63% due 12/05/27[6]	1,295,000	1,305,178
JPMBB Commercial Mortgage Securities Trust
2015-C28, 2.77% due 10/15/48	1,257,832	1,258,020
Americold LLC
2010-ARTA, 4.95% due 01/14/29[6]	500,000	514,391
Total Commercial Mortgage Backed Securities		101,413,153
Government Agency - 0.4%
Fannie Mae
3.00% due 02/01/57	23,294,783	23,494,558
Military Housing - 0.2%
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44†††,6	9,000,000	9,750,670
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52[6]	5,721,110	6,581,895
Total Military Housing		16,332,565
Total Collateralized Mortgage Obligations
(Cost $886,592,887)		868,610,843

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 11.6%
Financial - 4.6%
Synchrony Bank
2.95% (3 Month USD LIBOR + 0.63%) due 03/30/20[7]	25,800,000	$25,822,161
American Equity Investment Life Holding Co.
5.00% due 06/15/27	23,799,000	24,410,622
ANZ New Zealand Int'l Ltd.
2.85% due 08/06/20[6]	18,240,000	18,352,061
Lloyds Bank Corporate Markets plc NY
2.94% (3 Month USD LIBOR + 0.37%) due 08/05/20[7]	18,210,000	18,229,491
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63% due 10/30/20	9,850,000	10,100,249
4.25% due 07/01/20	8,000,000	8,117,648
Credit Suisse AG NY
2.98% (3 Month USD LIBOR + 0.40%) due 07/31/20[7]	18,140,000	18,159,170
Standard Chartered Bank
2.97% (3 Month USD LIBOR + 0.40%) due 08/04/20[7]	18,120,000	18,149,216
Morgan Stanley
5.50% due 07/24/20	17,500,000	18,064,163
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.70% due 04/01/20	17,800,000	17,823,238
UBS AG
3.03% (3 Month USD LIBOR + 0.58%, Rate Floor: 0.00%) due 06/08/20[6,7]	14,689,000	14,745,964
3.00% (3 Month USD LIBOR + 0.48%) due 12/01/20[6,7]	2,800,000	2,808,826
Alexandria Real Estate Equities, Inc.
2.75% due 01/15/20	17,480,000	17,487,281
Credit Agricole Corporate & Investment Bank S.A.
2.98% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 05/03/21[6,7]	17,375,000	17,374,905
Capital One Financial Corp.
2.50% due 05/12/20	7,370,000	7,377,640
3.03% (3 Month USD LIBOR + 0.45%) due 10/30/20[7]	6,745,000	6,751,500
3.30% (3 Month USD LIBOR + 0.76%) due 05/12/20[7]	2,741,000	2,752,444
Atlas Mara Ltd.
8.00% due 12/31/20	14,400,000	12,744,000
American International Group, Inc.
6.40% due 12/15/20	10,339,000	10,915,355
Discover Bank
3.10% due 06/04/20	9,148,000	9,192,185
Santander UK plc
2.88% (3 Month USD LIBOR + 0.30%) due 11/03/20[7]	8,300,000	8,290,368
Jefferies Group LLC
8.50% due 07/15/19	4,700,000	4,709,933
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.25% due 08/15/24[6]	4,135,000	4,061,273
ERP Operating, LP
4.75% due 07/15/20	2,500,000	2,542,901
Univest Financial Corp.
5.10% due 03/30/25[11]	2,500,000	2,512,808
Credit Suisse Group Funding Guernsey Ltd.
2.75% due 03/26/20	2,120,000	2,123,314
AXIS Specialty Finance LLC
5.88% due 06/01/20	1,500,000	1,546,461
Danske Bank A/S
3.05% (3 Month USD LIBOR + 0.58%) due 09/06/19[6,7]	1,000,000	1,000,047
Hospitality Properties Trust
5.25% due 02/15/26	906,000	930,569
Total Financial		307,095,793
Consumer, Non-cyclical - 2.3%
Mondelez International, Inc.
3.00% due 05/07/20	20,210,000	20,291,794
Reynolds American, Inc.
3.25% due 06/12/20	20,093,000	20,229,415
Coca-Cola Femsa SAB de CV
4.63% due 02/15/20	17,500,000	17,714,313
Zimmer Biomet Holdings, Inc.
2.70% due 04/01/20	17,689,000	17,711,034
Molson Coors Brewing Co.
2.25% due 03/15/20	17,497,000	17,453,771
Allergan Funding SCS
3.69% (3 Month USD LIBOR + 1.26%) due 03/12/20[7]	11,575,000	11,648,885
3.00% due 03/12/20	2,215,000	2,221,494
Cigna Corp.
3.20% due 09/17/20[6]	7,850,000	7,922,493
2.76% (3 Month USD LIBOR + 0.35%) due 03/17/20[6,7]	5,816,000	5,820,679
S&P Global, Inc.
3.30% due 08/14/20	8,135,000	8,220,067

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 11.6% (continued)
Consumer, Non-cyclical - 2.3% (continued)
Kraft Heinz Foods Co.
2.80% due 07/02/20	5,663,000	$5,669,292
2.98% (3 Month USD LIBOR + 0.42%) due 08/09/19[7]	2,386,000	2,386,434
Constellation Brands, Inc.
2.25% due 11/06/20	5,236,000	5,224,775
Allergan Incorporated/United States
3.38% due 09/15/20	4,210,000	4,247,672
Zoetis, Inc.
3.45% due 11/13/20	3,980,000	4,030,487
Vector Group Ltd.
6.13% due 02/01/25[6]	2,500,000	2,316,950
Quest Diagnostics, Inc.
2.50% due 03/30/20	2,260,000	2,257,154
Biogen, Inc.
2.90% due 09/15/20	1,748,000	1,756,780
Conagra Brands, Inc.
3.34% (3 Month USD LIBOR + 0.75%) due 10/22/20[7]	1,500,000	1,500,238
Sysco Corp.
2.60% due 10/01/20	997,000	1,000,341
Total Consumer, Non-cyclical		159,624,068
Industrial - 1.6%
Encore Capital Group, Inc.
5.63% due 08/11/24†††	39,600,000	39,040,801
Harris Corp.
2.70% due 04/27/20	16,800,000	16,817,236
Molex Electronic Technologies LLC
2.88% due 04/15/20[6]	16,475,000	16,483,012
Rolls-Royce plc
2.38% due 10/14/20[6]	10,570,000	10,553,585
Textron, Inc.
3.10% (3 Month USD LIBOR + 0.55%) due 11/10/20[7]	10,250,000	10,245,826
Yamana Gold, Inc.
4.76% due 03/23/22†††	4,750,000	4,844,125
4.78% due 06/10/23†††	550,000	563,385
Aviation Capital Group LLC
7.13% due 10/15/20[6]	4,500,000	4,759,978
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[8]	1,427,841	1,338,444
GATX Corp.
2.60% due 03/30/20	1,209,000	1,207,907
Vulcan Materials Co.
3.01% (3 Month USD LIBOR + 0.60%) due 06/15/20[7]	1,050,000	1,050,095
Penske Truck Leasing Company Lp / PTL Finance Corp.
3.05% due 01/09/20[6]	500,000	500,603
Total Industrial		107,404,997
Energy - 0.8%
ONEOK Partners, LP
3.80% due 03/15/20	16,350,000	16,462,715
Marathon Petroleum Corp.
3.40% due 12/15/20	14,880,000	15,034,382
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	13,800,000	14,334,198
Reliance Holding USA, Inc.
4.50% due 10/19/20[6]	3,750,000	3,834,091
Energy Transfer Operating, LP
7.50% due 10/15/20	3,000,000	3,182,129
Florida Gas Transmission Company LLC
5.45% due 07/15/20[6]	1,420,000	1,456,918
Basic Energy Services, Inc.
10.75% due 10/15/23[6]	1,500,000	1,170,000
Total Energy		55,474,433
Communications - 0.8%
Juniper Networks, Inc.
4.60% due 03/15/21	10,156,000	10,511,186
3.30% due 06/15/20	7,240,000	7,282,582
Telefonica Emisiones S.A.
5.13% due 04/27/20	17,300,000	17,653,567
Cengage Learning, Inc.
9.50% due 06/15/24[6]	6,585,000	6,255,750
Deutsche Telekom International Finance BV
2.23% due 01/17/20[6]	5,985,000	5,969,547
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[6]	4,898,000	4,481,670
MDC Partners, Inc.
6.50% due 05/01/24[6]	2,905,000	2,669,579
EIG Investors Corp.
10.88% due 02/01/24	270,000	286,200
Total Communications		55,110,081
Utilities - 0.6%
NextEra Energy Capital Holdings, Inc.
2.78% (3 Month USD LIBOR + 0.45%) due 09/28/20[7]	17,820,000	17,802,516
Exelon Corp.
2.85% due 06/15/20	17,356,000	17,410,973
PSEG Power LLC
5.13% due 04/15/20	4,522,000	4,614,817

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 11.6% (continued)
Utilities - 0.6% (continued)
Southern Co.
3.29% (3 Month USD LIBOR + 0.70%) due 09/30/20[6,7]	3,880,000	$3,881,532
Total Utilities		43,709,838
Technology - 0.5%
Broadcom Corporation / Broadcom Cayman Finance Ltd.
2.38% due 01/15/20	17,902,000	17,870,880
Fidelity National Information Services, Inc.
3.63% due 10/15/20	10,480,000	10,634,809
CA, Inc.
5.38% due 12/01/19	2,122,000	2,140,835
Total Technology		30,646,524
Basic Materials - 0.4%
Yamana Gold, Inc.
4.95% due 07/15/24	14,734,000	15,528,062
4.63% due 12/15/27	3,200,000	3,271,237
Newmont Goldcorp Corp.
5.13% due 10/01/19	9,680,000	9,737,339
Mirabela Nickel Ltd.
9.50% due 06/24/19[8,10]	1,885,418	188,542
Total Basic Materials		28,725,180
Total Corporate Bonds
(Cost $786,559,924)		787,790,914

FOREIGN GOVERNMENT DEBT†† - 11.5%
Government of Japan
due 07/01/19[12]	JPY 16,657,600,000	154,508,858
due 01/20/20[12]	JPY 10,421,000,000	96,774,334
due 07/29/19[12]	JPY 7,375,000,000	68,415,430
due 07/08/19[12]	JPY 3,206,200,000	29,739,884
due 08/13/19[12]	JPY 2,857,000,000	26,504,960
due 07/22/19[12]	JPY 1,394,700,000	12,937,669
0.10% due 03/20/20	JPY 617,000,000	5,735,164
due 08/19/19[12]	JPY 584,000,000	5,417,999
2.40% due 03/20/20	JPY 254,000,000	2,399,967
1.30% due 03/20/20	JPY 101,000,000	946,857
Federative Republic of Brazil
due 10/01/19[12]	BRL 708,450,000	181,759,648
due 01/01/20[12]	BRL 125,900,000	31,849,392
State of Israel
5.00% due 01/31/20	ILS 196,300,000	56,516,625
Republic of Portugal
due 01/17/20[12]	EUR 28,600,000	32,601,623
due 07/19/19[12]	EUR 9,400,000	10,693,885
Kingdom of Spain
due 01/17/20[12]	EUR 24,540,000	27,979,788
Providence of Newfoundland, Canada
due 07/09/19[12]	CAD 8,200,000	6,259,775
due 07/25/19[12]	CAD 4,500,000	3,432,321
due 07/11/19[12]	CAD 3,600,000	2,747,919
due 07/18/19[12]	CAD 3,300,000	2,518,018
Providence of Ontario, Canada
due 07/03/19[12]	CAD 9,240,000	7,055,745
due 07/17/19[12]	CAD 3,240,000	2,472,360
due 07/24/19[12]	CAD 1,815,000	1,384,467
due 07/31/19[12]	CAD 1,060,000	808,243

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
FOREIGN GOVERNMENT DEBT†† - 11.5% (continued)
due 07/04/19[12]	CAD 500,000	$381,785
Province of Quebec, Canada
due 07/26/19[12]	CAD 7,630,000	5,819,458
Province of New Brunswick, Canada
due 07/11/19[12]	CAD 6,920,000	5,282,111
Province of Manitoba, Canada
due 07/03/19[12]	CAD 625,000	477,256
Total Foreign Government Debt
(Cost $769,677,527)		783,421,541

SENIOR FLOATING RATE INTERESTS††,7 - 6.1%
Consumer, Cyclical - 1.6%
Petco Animal Supplies, Inc.
5.83% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 01/26/23	14,972,366	11,574,537
Mavis Tire Express Services Corp.
5.65% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	11,628,090	11,380,993
AVSC Holding Corp.
5.67% (1 Month USD LIBOR + 3.25% and 3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 03/03/25	7,346,375	7,128,261
Accuride Corp.
7.58% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	7,871,996	6,878,156
Zephyr Bidco Ltd.
8.22% (1 Month GBP LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	GBP 4,650,417	5,834,946
WESCO
6.47% (1 Month USD LIBOR + 4.50% and Commercial Prime Lending Rate + 3.25%, Rate Floor: 5.50%) due 06/14/24†††,1	CAD 3,990,000	3,034,947
6.91% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 06/14/24†††,1	2,376,000	2,366,213
IRB Holding Corp.
5.64% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 02/05/25	5,097,535	5,028,259
CD&R Firefly Bidco Ltd.
5.07% (3 Month GBP LIBOR + 4.25%, Rate Floor: 4.25%) due 06/23/25	GBP 3,800,000	4,791,128
CPI Acquisition, Inc.
7.35% (3 Month USD LIBOR + 4.50%, Rate Floor: 6.50%) due 08/17/22	5,602,372	4,425,874
Leslie's Poolmart, Inc.
5.98% (2 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/16/23	4,430,954	4,178,965
Power Solutions (Panther)
5.90% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 04/30/26	4,000,000	3,967,520
Galls LLC
8.73% (2 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 01/31/25†††,1	3,118,200	3,090,158
9.47% (1 Month USD LIBOR + 6.25% and Commercial Prime Lending Rate + 5.25%, Rate Floor: 7.25%) due 01/31/24†††,1	425,918	383,455
8.72% (1 Month USD LIBOR + 6.25% and 2 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 01/31/25†††,1	357,214	354,002
8.65% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 01/31/25†††,1	102,546	101,623
Alexander Mann
6.22% (1 Month GBP LIBOR + 5.50%, Rate Floor: 5.50%) due 06/16/25	GBP 3,000,000	3,666,993
SHO Holding I Corp.
7.58% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/27/22	3,709,878	3,505,834
EnTrans International, LLC
8.40% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 11/01/24	3,368,750	3,318,219

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 6.1% (continued)
Consumer, Cyclical - 1.6% (continued)
Nellson Nutraceutical
6.59% (3 Month USD LIBOR + 4.25% and Commercial Prime Lending Rate + 3.25%, Rate Floor: 5.25%) due 12/23/21	2,398,349	$2,230,465
6.58% (3 Month USD LIBOR + 4.25% and Commercial Prime Lending Rate + 3.25%, Rate Floor: 5.25%) due 12/23/21	986,009	916,988
Belk, Inc.
7.29% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/12/22	3,653,780	2,941,805
Blue Nile, Inc.
9.02% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23	3,150,000	2,772,000
Truck Hero, Inc.
6.15% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 04/22/24	2,874,883	2,697,014
At Home Holding III Corp.
6.08% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/03/22	2,928,970	2,606,783
Checkers Drive-In Restaurants, Inc.
6.78% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 04/25/24	3,382,474	2,164,783
IBC Capital Ltd.
6.15% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	1,904,905	1,898,562
AI Aqua Zip Bidco Pty Ltd.
5.65% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/13/23	1,965,751	1,892,035
Comet Bidco Ltd.
7.52% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 09/30/24	1,584,040	1,540,479
EG Finco Ltd.
5.52% (3 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 02/07/25	GBP 990,000	1,237,302
6.33% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	298,245	292,900
K & N Parent, Inc.
7.15% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/20/23	971,459	952,836
Richmond UK Bidco Ltd.
4.97% (1 Month GBP LIBOR + 4.25%, Rate Floor: 4.25%) due 03/03/24	GBP 749,186	917,656
SMG US Midco 2, Inc.
9.40% (1 Month USD LIBOR + 7.00%, Rate Floor: 7.00%) due 01/23/26	600,000	605,250
American Tire Distributors, Inc.
8.52% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	249,634	247,138
9.98% (2 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	165,594	154,665
Safe Fleet Holdings LLC
5.42% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/03/25	171,484	166,983
Total Consumer, Cyclical		111,245,727
Technology - 1.5%
Misys Ltd.
5.90% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	22,606,739	21,997,713
Datix Bidco Ltd.
7.12% (6 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/21/25†††,1	9,112,505	9,036,918
10.37% (6 Month USD LIBOR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††,1	461,709	457,527

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 6.1% (continued)
Technology - 1.5% (continued)
Planview, Inc.
7.65% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 01/27/23†††,1	8,774,654	$8,774,654
Nimbus Acquisitions Bidco Ltd.
7.25% (3 Month GBP LIBOR + 6.25%, Rate Floor: 7.25%) (in-kind rate was 1.00%) due 07/15/21†††,1,17	GBP 5,207,588	6,575,785
8.77% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) (in-kind rate was 1.00%) due 07/15/21†††,1,17	1,853,629	1,820,459
Lytx, Inc.
9.15% (1 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 08/31/23†††,1	7,862,407	7,727,115
Optiv, Inc.
5.65% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 02/01/24	7,646,986	6,977,875
LANDesk Group, Inc.
6.67% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 01/20/24	6,338,199	6,314,431
Bullhorn, Inc.
9.28% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 11/21/22†††,1	5,806,832	5,782,289
Peak 10 Holding Corp.
5.83% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/01/24	4,913,487	4,505,078
Neustar, Inc.
5.90% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/08/24	3,640,680	3,522,358
Greenway Health LLC
6.08% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/16/24	3,554,660	3,110,327
24-7 Intouch, Inc.
6.65% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 08/25/25	3,176,000	3,033,080
Brave Parent Holdings, Inc.
6.58% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	2,765,202	2,735,835
Ministry Brands LLC
6.33% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/02/22	2,689,754	2,689,754
Epicor Software
5.66% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 06/01/22	2,169,449	2,153,569
Refinitiv (Financial & Risk Us Holdings, Inc.)
6.15% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/01/25	2,089,500	2,024,851
MRI Software LLC
8.16% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.75%) due 06/30/23	1,629,045	1,612,755
8.16% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.75%) due 06/30/23†††,1	20,000	18,731
Kar Finland Bidco Oy
4.50% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 11/27/23†††	EUR 1,000,000	1,126,024
Solera LLC
6.90% (1 Month USD LIBOR + 4.50% and 1 Week USD LIBOR + 4.50%, Rate Floor: 4.50%) due 03/03/21†††,1	999,000	951,750
Aspect Software, Inc.
7.42% (1 Week USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	695,294	618,811
Targus Group International, Inc.
due 05/24/16†††,1,2,10	152,876	–
Total Technology		103,567,689
Industrial - 1.0%
Tronair Parent, Inc.
7.57% (12 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 09/08/23	6,600,349	5,940,314
Arctic Long Carriers
6.83% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/18/23	5,292,000	5,186,160

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 6.1% (continued)
Industrial - 1.0% (continued)
Diversitech Holdings, Inc.
5.33% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/03/24	4,305,266	$4,135,767
9.83% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 06/02/25	1,000,000	968,750
PT Intermediate Holdings III LLC
6.33% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/09/24	3,964,991	3,822,925
10.33% (3 Month USD LIBOR + 8.00%, Rate Floor: 9.00%) due 12/08/25	400,000	384,000
Hillman Group, Inc.
6.40% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/30/25	4,360,962	4,191,975
Titan Acquisition Ltd. (Husky)
5.40% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	4,295,625	4,096,351
Lineage Logistics LLC
5.40% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/27/25	3,364,943	3,330,251
CPG International LLC
5.93% (6 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 05/05/24	2,992,347	2,939,981
YAK MAT (YAK ACCESS LLC)
12.39% (1 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	3,400,000	2,924,000
Flex Acquisition Company, Inc.
5.69% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 06/29/25	2,916,789	2,762,608
Hanjin International Corp.
4.90% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 10/19/20	2,600,000	2,567,500
Fortis Solutions Group LLC
6.90% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 12/15/23†††,1	1,806,926	1,806,926
6.91% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 12/15/23†††,1	749,534	749,534
Pelican Products, Inc.
5.91% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25	2,475,000	2,428,594
Bioplan USA, Inc.
7.15% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 09/23/21	2,620,702	2,384,839
Dimora Brands, Inc.
5.90% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/24/24	2,435,262	2,365,249
BWAY Holding Co.
5.85% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	1,885,570	1,818,783
Bhi Investments LLC
6.70% (3 Month USD LIBOR + 4.50% and 6 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/28/24	1,629,063	1,610,736
National Technical Systems
8.69% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 06/12/21†††,1	1,553,290	1,502,808
Survitec
6.14% (6 Month GBP LIBOR + 5.25%, Rate Floor: 5.25%) due 03/12/22	GBP 1,125,000	1,162,003
4.75% (6 Month EURIBOR + 4.75%, Rate Floor: 4.75%) due 03/12/22	EUR 300,000	281,165
SLR Consulting Ltd.
6.38% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/23/25†††,1	1,190,970	1,163,373

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 6.1% (continued)
Industrial - 1.0% (continued)
Klockner Pentaplast of America, Inc.
4.75% (3 Month EURIBOR + 4.75%, Rate Floor: 4.75%) due 06/30/22	EUR 1,100,000	$1,111,423
Safety Bidco Ltd.
4.97% (1 Month GBP LIBOR + 4.25%, Rate Floor: 4.25%) due 10/25/24†††,1	GBP 850,000	1,071,172
API Heat Transfer
8.33% (3 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 01/01/24	955,874	847,545
8.33% (3 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 10/02/23	170,538	153,484
Duran Group Holding GMBH
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/29/24	EUR 438,217	483,474
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/20/24	EUR 149,592	165,041
Transcendia Holdings, Inc.
5.90% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/30/24	640,250	563,420
Total Industrial		64,920,151
Consumer, Non-cyclical - 0.7%
Springs Window Fashions
6.65% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/15/25	6,299,932	6,236,933
10.90% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	5,500,000	5,225,000
Diamond (BC) B.V.
5.58% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	11,189,444	9,818,737
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
6.91% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	4,680,148	4,639,197
AI Aqua Zip Bidco Pty Ltd.
5.65% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/13/23	4,284,041	4,134,100
BCPE Eagle Buyer LLC
6.65% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	2,840,644	2,744,773
Affordable Care Holdings Corp.
7.23% (2 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/24/22	2,702,657	2,621,577
CPI Holdco LLC
6.08% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/21/24	1,895,612	1,890,873
Acosta, Inc.
5.65% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 09/26/21	2,415,754	868,923
6.20% (1 Month USD LIBOR + 3.25% and Commercial Prime Lending Rate + 2.25%, Rate Floor: 3.25%) due 09/26/19	2,290,769	823,967
Certara, Inc.
5.83% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/15/24	1,663,037	1,650,564
Give and Go Prepared Foods Corp.
6.65% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 07/29/23	1,675,655	1,532,185
CTI Foods Holding Co. LLC
9.58% (3 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 05/03/24	757,633	757,633
10.58% (3 Month USD LIBOR + 8.00%, Rate Floor: 9.00%) due 05/03/24	372,438	353,816
Executive Consulting Group LLC
6.85% (2 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 06/20/24†††,1	946,324	938,471

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 6.1% (continued)
Consumer, Non-cyclical - 0.7% (continued)
Moran Foods LLC
8.33% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 12/05/23	1,742,089	$909,370
Recess Holdings, Inc.
6.08% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24	785,527	767,609
Total Consumer, Non-cyclical		45,913,728
Communications - 0.6%
Trader Interactive
8.90% (1 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 06/17/24†††,1	10,872,491	10,738,691
Mcgraw-Hill Global Education Holdings LLC
6.40% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	9,741,777	9,273,003
Flight Bidco, Inc.
5.90% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/23/25	3,937,371	3,884,886
9.90% (1 Month USD LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	1,000,000	983,750
Market Track LLC
6.65% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24	4,165,000	3,727,675
Resource Label Group LLC
7.09% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/26/23	1,952,910	1,835,736
11.09% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/26/23	1,500,000	1,395,000
Cengage Learning Acquisitions, Inc.
6.65% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	2,219,119	2,123,542
SFR Group S.A.
6.39% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/14/26	1,791,000	1,750,702
Liberty Cablevision of Puerto Rico LLC
5.89% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 01/07/22	1,355,000	1,348,225
Imagine Print Solutions LLC
7.16% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/21/22	1,612,875	1,330,622
Houghton Mifflin Co.
5.40% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 05/28/21	1,386,974	1,305,835
Total Communications		39,697,667
Basic Materials - 0.2%
GrafTech Finance, Inc.
5.90% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	4,715,100	4,620,798
Dubois Chemicals, Inc.
5.65% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 03/15/24	3,282,780	3,223,953
Vectra Co.
5.65% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/08/25	2,722,500	2,617,003
ICP Industrial, Inc.
6.40% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/03/23	2,466,665	2,454,332
LTI Holdings, Inc.
5.90% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/06/25	1,488,750	1,405,946
ASP Chromaflo Dutch I B.V.
5.90% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 11/20/23	753,404	731,744
PMHC II, Inc. (Prince)
6.10% (3 Month USD LIBOR + 3.50% and 12 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/29/25	634,394	575,186

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 6.1% (continued)
Basic Materials - 0.2% (continued)
ASP Chromaflo Intermediate Holdings, Inc.
5.90% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 11/20/23	579,399	$562,741
Total Basic Materials		16,191,703
Energy - 0.2%
Permian Production Partners LLC
8.41% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/20/24	11,732,500	8,799,375
SeaPort Financing LLC
7.91% (1 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 10/31/25	3,134,250	3,040,222
Ultra Petroleum, Inc.
6.15% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) (in-kind rate was 0.25%) due 04/12/24[17]	1,558,117	1,181,567
Summit Midstream Partners, LP
8.40% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/13/22	1,137,407	1,120,346
Gavilan Resources LLC
8.40% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 03/01/24	2,050,000	1,045,500
Total Energy		15,187,010
Financial - 0.2%
USI, Inc.
5.33% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	4,540,531	4,421,342
Aretec Group, Inc.
6.65% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	3,880,500	3,778,637
Camelia Bidco Banc Civica
5.52% (3 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 10/14/24	GBP 3,000,000	3,733,665
Masergy Holdings, Inc.
5.58% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/15/23	1,937,922	1,904,008
Northstar Financial Services LLC
5.60% (2 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 05/25/25	1,333,959	1,320,619
Total Financial		15,158,271
Utilities - 0.1%
MRP Generation Holding
9.33% (3 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 10/18/22	3,403,750	3,369,713
Panda Power
8.83% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 08/21/20	2,176,066	1,951,213
Total Utilities		5,320,926
Total Senior Floating Rate Interests
(Cost $442,410,106)		417,202,872

U.S. GOVERNMENT SECURITIES†† - 5.2%
U.S. Treasury Notes
2.88% due 11/30/23	201,771,000	211,433,938
U.S. Treasury Inflation Protected Securities
1.38% due 01/15/20[13]	141,017,981	140,709,504
Total U.S. Government Securities
(Cost $349,764,605)		352,143,442

U.S. TREASURY BILLS†† - 1.8%
U.S. Treasury Bills
2.43% due 07/18/19[14]	100,000,000	99,903,135
2.44% due 07/05/19[14]	25,000,000	24,994,583
Total U.S. Treasury Bills
(Cost $124,878,436)		124,897,718

SENIOR FIXED RATE INTERESTS††† - 0.1%
Communications - 0.1%
MHGE Parent LLC
11.00% due 04/20/22[1]	4,700,000	4,519,980
Total Senior Fixed Rate Interests
(Cost $4,617,406)		4,519,980

MUNICIPAL BONDS†† - 0.0%
California - 0.0%
State of California General Obligation Unlimited
5.00% due 07/01/19	185,000	185,000
Palmdale Civic Authority Tax Allocation
6.00% due 07/01/19	90,000	90,000

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
MUNICIPAL BONDS†† - 0.0% (continued)
California - 0.0% (continued)
California Statewide Communities Development Authority Revenue Bonds
5.00% due 07/01/19	80,000	$80,000
Total California		355,000
Alabama - 0.0%
Fort Payne Waterworks Board Revenue Bonds
4.50% due 07/01/19	195,000	195,000
Florida - 0.0%
Florida's Turnpike Enterprise Revenue Bonds
5.00% due 07/01/19	100,000	101,000
Total Municipal Bonds
(Cost $651,168)		651,000

COMMERCIAL PAPER†† - 14.6%
PPG Industries Inc.
2.47% due 07/15/19[14]	45,000,000	44,955,375
2.60% due 07/15/19[14]	10,200,000	10,189,687
2.58% due 07/09/19[14]	8,000,000	7,995,413
Ryder System, Inc.
2.56% due 07/24/19[14]	23,000,000	22,962,382
2.56% due 07/22/19[14]	20,000,000	19,970,133
2.60% due 07/29/19[14]	13,000,000	12,973,711
NextEra Energy Capital Holdings, Inc.
2.57% due 08/14/19[6,14]	25,000,000	24,916,183
2.60% due 07/22/19[6,14]	20,000,000	19,969,667
2.60% due 07/29/19[6,14]	10,000,000	9,979,778
Marriott International, Inc.
2.62% due 07/24/19[6,14]	20,000,000	19,963,383
2.70% due 07/18/19[6,14]	14,000,000	13,982,150
2.66% due 07/24/19[6,14]	10,000,000	9,981,692
2.61% due 08/16/19[6,14]	10,000,000	9,966,139
Duke Energy Corp.
2.54% due 07/24/19[6,14]	26,100,000	26,057,646
2.53% due 07/15/19[6,14]	21,500,000	21,478,846
Anheuser-Busch InBev Worldwide, Inc.
2.64% due 07/16/19[6,14]	27,500,000	27,465,213
2.71% due 08/20/19[6,14]	20,000,000	19,924,976
McCormick & Co., Inc.
2.49% due 07/10/19[6,14]	27,000,000	26,983,193
2.50% due 07/02/19[6,14]	20,170,000	20,168,599
Rogers Communications, Inc.
2.65% due 07/11/19[6,14]	20,000,000	19,985,000
2.71% due 08/06/19[6,14]	20,000,000	19,944,642
Public Service Enterprise Group
2.53% due 07/22/19[6,14]	23,750,000	23,714,949
2.52% due 07/22/19[6,14]	15,000,000	14,977,950
Spire, Inc.
2.59% due 07/08/19[6,14]	19,000,000	18,990,431
2.55% due 07/10/19[6,14]	18,000,000	17,988,525
Leggett & Platt, Inc.
2.54% due 07/01/19[6,14]	25,000,000	25,000,000
2.63% due 07/02/19[6,14]	10,000,000	9,999,269
Entergy Corp.
2.52% due 08/19/19[6,14]	25,000,000	24,900,803
2.55% due 08/08/19[6,14]	10,000,000	9,972,556
General Mills, Inc.
2.60% due 07/08/19[6,14]	20,000,000	19,989,694
2.51% due 07/16/19[6,14]	14,000,000	13,985,358
American Electric Power
2.64% due 07/11/19[6,14]	20,000,000	19,985,333
2.59% due 07/29/19[6,14]	13,150,000	13,123,510
National Grid USA
2.65% due 07/03/19[6,14]	20,000,000	19,997,056
2.54% due 08/20/19[6,14]	10,000,000	9,964,722
Corning, Inc.
2.52% due 07/30/19[6,14]	30,000,000	29,939,100
DowDuPont, Inc.
2.74% due 08/06/19[6,14]	20,000,000	19,945,422
2.71% due 07/15/19[6,14]	10,000,000	9,989,461
Keurig Dr Pepper, Inc.
2.55% due 08/05/19[6,14]	30,000,000	29,925,625
AT&T, Inc.
2.71% due 09/27/19[6,14]	30,000,000	29,800,634
TransCanada PipeLine USA Ltd.
2.62% due 07/23/19[6,14]	20,000,000	19,967,978
2.58% due 07/22/19[6,14]	9,350,000	9,335,928
UnitedHealth Group, Inc.
2.52% due 07/24/19[6,14]	27,000,000	26,956,530
Mondelez International, Inc.
2.48% due 08/01/19[6,14]	14,000,000	13,969,499
2.63% due 07/08/19[6,14]	10,000,000	9,994,886
Amcor Ltd.
2.56% due 07/08/19[6,14]	20,000,000	19,990,044
Clorox Co.
2.55% due 07/24/19[6,14]	20,000,000	19,967,417
Marsh & McLennan Cos., Inc.
2.55% due 07/11/19[6,14]	18,600,000	18,586,825
UDR, Inc.
2.55% due 07/09/19[6,14]	15,000,000	14,991,500
Aon Corp.
2.53% due 07/11/19[6,14]	14,000,000	13,990,161
Reckitt Benckiser Treasury Services plc
2.73% due 07/09/19[6,14]	12,750,000	12,740,751
Anthem, Inc.
2.47% due 07/24/19[6,14]	12,100,000	12,080,906
Nasdaq, Inc.
2.43% due 07/16/19[6,14]	10,000,000	9,989,375
Walgreens Boots Alliance, Inc.
3.28% due 07/22/19[14]	10,000,000	9,983,120

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COMMERCIAL PAPER†† - 14.6% (continued)
Diageo Capital plc
2.50% due 07/08/19[6,14]	9,198,000	$9,193,529
Total Commercial Paper
(Cost $993,766,699)		993,742,655

REPURCHASE AGREEMENTS††,15 - 4.0%
BNP Paribas
issued 05/01/19 at 2.76% due 08/01/19	63,564,160	63,564,160
issued 06/06/19 at 2.76% due 08/01/19	17,806,500	17,806,500
issued 06/14/19 at 2.59% due 09/16/19	11,374,994	11,374,994
issued 06/13/19 at 2.59% due 09/16/19	6,125,006	6,125,006
issued 05/22/19 at 2.76% due 08/01/19	4,066,444	4,066,444
issued 01/31/19 at 2.10% open maturity[16]	93,500	93,500
issued 02/06/19 at 2.10% open maturity[16]	83,475	83,475
Barclays Capital
issued 06/19/19 at 2.65% (1 Month USD LIBOR + 0.25%) due 08/12/19[7]	18,802,125	18,802,125
issued 03/28/19 at 2.65% (1 Month USD LIBOR + 0.25%) due 08/12/19[7]	16,300,000	16,300,000
issued 03/28/19 at 2.64% due 07/03/19	14,400,000	14,400,000
issued 03/13/19 at 1.80% open maturity[16]	11,363,437	11,363,437
issued 03/06/19 at (3.00)% open maturity[16]	1,451,250	1,451,250
issued 03/13/19 at (3.00)% open maturity[16]	861,750	861,750
issued 04/16/19 at 2.00% open maturity[16]	716,625	716,625
issued 06/26/19 at (4.00)% open maturity[16]	446,875	446,875
issued 01/30/19 at (3.00)% open maturity[16]	284,625	284,625
issued 03/13/19 at 0.25% open maturity[16]	216,000	216,000
issued 03/15/19 at 1.60% open maturity[16]	103,262	103,262
RBC Capital Markets
issued 06/19/19 at 2.68% due 07/15/19	30,203,888	30,203,888
issued 06/21/19 at 2.68% due 07/15/19	7,956,850	7,956,850
issued 06/13/19 at 2.05% open maturity[16]	472,625	472,625
issued 04/25/19 at 2.15% open maturity[16]	202,637	202,637
Deutsche Bank
issued 05/02/19 at 2.96% due 08/02/19	22,820,000	22,820,000
Bank of America Merrill Lynch
issued 03/12/19 at 2.15% open maturity[16]	19,675,600	19,675,600
issued 05/03/19 at 2.15% open maturity[16]	949,830	949,830
issued 02/13/19 at 2.15% open maturity[16]	652,285	652,285
issued 04/22/19 at 2.15% open maturity[16]	325,685	325,685
issued 04/25/19 at 2.15% open maturity[16]	206,393	206,393
issued 02/12/19 at 2.10% open maturity[16]	131,075	131,075
issued 02/08/19 at 2.10% open maturity[16]	56,100	56,100

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
REPURCHASE AGREEMENTS††,15 - 4.0% (continued)
Citigroup Global Markets
issued 03/15/19 at 2.10% open maturity[16]	16,389,000	$16,389,000
issued 03/07/19 at 2.05% open maturity[16]	1,278,000	1,278,000
issued 04/16/19 at 2.00% open maturity[16]	719,000	719,000
issued 03/05/19 at 1.60% open maturity[16]	551,000	551,000
issued 02/07/19 at 2.10% open maturity[16]	406,000	406,000
issued 02/14/19 at 2.10% open maturity[16]	230,000	230,000
issued 02/04/19 at 2.10% open maturity[16]	200,000	200,000
issued 04/18/19 at 2.11% open maturity[16]	139,000	139,000
issued 01/31/19 at 2.10% open maturity[16]	90,750	90,750
issued 02/06/19 at 2.10% open maturity[16]	82,000	82,000
issued 02/08/19 at 2.10% open maturity[16]	56,000	56,000
Jefferies & Company, Inc.
issued 06/13/19 at 5.41% due 07/11/19	1,220,000	1,220,000
issued 06/14/19 at 5.50% due 07/17/19	954,000	954,000
Total Repurchase Agreements
(Cost $274,027,746)		274,027,746

	Contracts
OTC OPTIONS PURCHASED†† - 0.2%
Put options on:
Bank of America, N.A. 2Y-10 CMS CAP Expiring May 2021 with strike price of $0.36 (Notional Value $1,545,200,000)	1,545,200,000	3,575,129
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring May 2021 with strike price of $0.36 (Notional Value $1,236,200,000)	1,236,200,000	2,860,196
Goldman Sachs International 2Y-10 CMS CAP Expiring May 2021 with strike price of $0.46 (Notional Value $1,543,800,000)	1,543,800,000	2,805,038
Bank of America, N.A. 2Y-10 CMS CAP Expiring May 2021 with strike price of $0.37 (Notional Value $1,236,400,000)	1,236,400,000	2,794,536
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring May 2021 with strike price of $0.61 (Notional Value $950,700,000)	950,700,000	1,164,560
Goldman Sachs International 2Y-10 CMS CAP Expiring May 2021 with strike price of $0.37 (Notional Value $463,200,000)	463,200,000	1,046,934
Bank of America, N.A. S&P 500 Index Expiring July 2019 with strike price of $2,755.00 (Notional Value $364,189,888)	1,238	557,100
Total OTC Options Purchased
(Cost $17,313,849)		14,803,493
Total Investments - 99.4%
(Cost $6,819,574,852)		$6,773,045,280

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
CORPORATE BONDS SOLD SHORT†† - (0.9%)
Enova International, Inc.
8.50% due 09/15/25[6]	(110,000)	$(103,950)
Herc Rentals, Inc.
7.75% due 06/01/24[6]	(200,000)	(211,840)
Acrisure LLC / Acrisure Finance, Inc.
7.00% due 11/15/25[6]	(1,000,000)	(902,500)
Harley-Davidson, Inc.
3.50% due 07/28/25	(1,330,000)	(1,338,949)
Park-Ohio Industries, Inc.
6.63% due 04/15/27	(1,400,000)	(1,400,000)
Staples, Inc.
10.75% due 04/15/27[6]	(1,875,000)	(1,865,625)
Flex Ltd.
4.75% due 06/15/25	(2,210,000)	(2,291,135)
Tenet Healthcare Corp.
8.13% due 04/01/22	(2,425,000)	(2,543,218)
Quorum Health Corp.
11.63% due 04/15/23	(3,200,000)	(2,784,000)
Univision Communications, Inc.
5.13% due 05/15/23[6]	(510,000)	(498,525)
5.13% due 02/15/25[6]	(2,620,000)	(2,492,275)
Seagate HDD Cayman
4.75% due 01/01/25	(8,000,000)	(8,084,759)
Mylan N.V.
3.95% due 06/15/26	(8,640,000)	(8,354,781)
Spirit AeroSystems, Inc.
4.60% due 06/15/28	(10,110,000)	(10,606,856)
Dollar Tree, Inc.
4.00% due 05/15/25	(15,080,000)	(15,719,340)
Total Corporate Bonds Sold Short
(Proceeds $56,328,516)		(59,197,753)

	Contracts
OTC OPTIONS WRITTEN†† - 0.0%
Put options on:
Bank of America, N.A. S&P 500 Index Expiring July 2019 with strike price of $2,530.00 (Notional Value $364,189,888)	1,238	(105,230)
Total OTC Options Written
(Premiums received $1,188,480)		(105,230)
Other Assets & Liabilities, net - 1.5%		98,963,385
Total Net Assets - 100.0%		$6,812,705,682

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	1,789	Sep 2019	$211,325,625	$(2,631,458)

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
BofA Securities, Inc.	ICE	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$1,245,395,000	$(27,902,427)	$(13,148,950)	$(14,753,477)

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty	Index/Reference Obligation	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Goldman Sachs International	L Brands, Inc.	1.00%	Quarterly	06/20/24	$410,000	$35,826	$41,380	$(5,554)
Morgan Stanley Capital Services LLC	Hertz Corp.	5.00%	Quarterly	06/20/24	500,000	(13,000)	26,144	(39,144)
Morgan Stanley Capital Services LLC	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	73,830,000	(1,509,559)	(16,469)	(1,493,090)
Goldman Sachs International	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	166,350,000	(3,401,262)	(266,541)	(3,134,721)
						$(4,887,995)	$(215,486)	$(4,672,509)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	3.18%	Quarterly	11/07/23	$63,000,000	$(3,741,049)	$(10,855)	$(3,730,194)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	3.14%	Quarterly	11/06/21	830,000,000	(25,921,007)	166,571	(26,087,578)
								$(29,662,056)	$155,716	$(29,817,772)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Goldman Sachs International	116,000,000	BRL	07/01/19	$30,784,746	$30,242,987	$541,759
Citibank N.A., New York	117,600,000	BRL	07/01/19	31,099,181	30,660,131	439,050
JPMorgan Chase Bank, N.A.	308,500	JPY	09/20/19	2,877	2,879	(2)
Goldman Sachs International	3,704,500	JPY	09/20/19	34,558	34,568	(10)
JPMorgan Chase Bank, N.A.	1,060,000	CAD	07/31/19	809,812	810,192	(380)
Morgan Stanley Capital Services LLC	1,200,000	CAD	07/11/19	916,251	916,745	(494)
JPMorgan Chase Bank, N.A.	7,630,000	CAD	07/26/19	5,829,719	5,831,132	(1,413)
Goldman Sachs International	358,704,500	JPY	03/23/20	3,388,896	3,391,151	(2,255)
Morgan Stanley Capital Services LLC	7,900,000	CAD	07/03/19	6,030,067	6,034,046	(3,979)
Barclays Bank plc	24,540,000	EUR	01/17/20	28,341,246	28,345,993	(4,747)
JPMorgan Chase Bank, N.A.	617,308,500	JPY	03/23/20	5,829,935	5,835,963	(6,028)
Citibank N.A., New York	46,000,000	JPY	07/08/19	420,738	426,883	(6,145)
Goldman Sachs International	500,000	CAD	07/09/19	375,612	381,958	(6,346)
Barclays Bank plc	23,089,000	GBP	07/15/19	29,333,489	29,341,850	(8,361)
JPMorgan Chase Bank, N.A.	500,000	CAD	07/05/19	372,649	381,921	(9,272)
Goldman Sachs International	28,600,000	EUR	01/17/20	33,024,955	33,035,672	(10,717)
JPMorgan Chase Bank, N.A.	625,000	CAD	07/03/19	466,608	477,377	(10,769)
Morgan Stanley Capital Services LLC	87,000,000	JPY	07/01/19	793,608	806,975	(13,367)
Citibank N.A., New York	144,000,000	JPY	07/22/19	1,322,156	1,337,832	(15,676)
Morgan Stanley Capital Services LLC	1,300,000	CAD	07/18/19	976,693	993,312	(16,619)
Bank of America, N.A.	2,838,000	EUR	07/15/19	3,214,123	3,231,544	(17,421)
Goldman Sachs International	584,000,000	JPY	08/19/19	5,419,038	5,437,101	(18,063)
BNP Paribas S.A.	1,200,000	CAD	07/11/19	896,808	916,745	(19,937)
BNP Paribas S.A.	1,815,000	CAD	07/24/19	1,363,658	1,387,022	(23,364)
Citibank N.A., New York	1,340,000	CAD	07/03/19	1,000,022	1,023,496	(23,474)
BNP Paribas S.A.	1,900,000	CAD	07/25/19	1,426,940	1,452,015	(25,075)
Morgan Stanley Capital Services LLC	2,600,000	CAD	07/25/19	1,952,976	1,986,968	(33,992)
Citibank N.A., New York	2,000,000	CAD	07/18/19	1,490,179	1,528,173	(37,994)
JPMorgan Chase Bank, N.A.	3,999,000	CAD	07/15/19	3,006,498	3,055,355	(48,857)
Morgan Stanley Capital Services LLC	3,240,000	CAD	07/17/19	2,412,043	2,475,579	(63,536)
Morgan Stanley Capital Services LLC	7,700,000	CAD	07/09/19	5,795,761	5,882,158	(86,397)
Citibank N.A., New York	704,000,000	JPY	07/01/19	6,434,020	6,530,007	(95,987)
JPMorgan Chase Bank, N.A.	895,700,000	JPY	07/08/19	8,206,965	8,312,145	(105,180)
Barclays Bank plc	72,975,000	ILS	01/31/20	20,646,485	20,774,298	(127,813)
Goldman Sachs International	8,120,000	CAD	07/11/19	6,049,385	6,203,309	(153,924)
Bank of America, N.A.	1,250,700,000	JPY	07/22/19	11,452,479	11,619,632	(167,153)
Goldman Sachs International	9,400,000	EUR	07/19/19	10,539,778	10,707,172	(167,394)
Bank of America, N.A.	10,421,000,000	JPY	01/21/20	97,955,538	98,146,895	(191,357)
Goldman Sachs International	2,264,500,000	JPY	07/08/19	20,750,634	21,014,685	(264,051)
Goldman Sachs International	2,857,000,000	JPY	08/13/19	26,227,853	26,587,408	(359,555)
JPMorgan Chase Bank, N.A.	3,076,300,000	JPY	07/01/19	28,160,745	28,534,459	(373,714)
Barclays Bank plc	7,375,000,000	JPY	07/29/19	68,172,155	68,555,987	(383,832)
Citibank N.A., New York	205,550,000	BRL	10/01/19	52,272,169	53,148,882	(876,713)
JPMorgan Chase Bank, N.A.	302,900,000	BRL	10/01/19	77,203,450	78,320,585	(1,117,135)
Goldman Sachs International	133,140,000	ILS	01/31/20	36,761,653	37,901,885	(1,140,232)
Goldman Sachs International	200,000,000	BRL	10/01/19	50,131,356	51,713,823	(1,582,467)
Citibank N.A., New York	125,900,000	BRL	01/02/20	30,693,310	32,289,501	(1,596,191)
Goldman Sachs International	12,790,300,000	JPY	07/01/19	115,742,268	118,637,418	(2,895,150)
						$(11,131,729)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Goldman Sachs International	116,800,000	BRL	07/01/19	$28,418,491	$30,451,559	$2,033,068
Citibank N.A., New York	116,800,000	BRL	07/01/19	28,824,078	30,451,560	1,627,482
						$3,660,550

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at June 30, 2019. The total market value of fair valued securities amounts to $139,347,862, (cost $137,722,321) or 2.0% of total net assets.
[2]	Affiliated issuer.
[3]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[4]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[5]	Rate indicated is the 7-day yield as of June 30, 2019.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,439,414,919 (cost $2,438,942,353), or 35.8% of total net assets.
[7]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $14,806,479 (cost $18,228,047), or 0.2% of total net assets — See Note 6.
[9]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2019. See table below for additional step information for each security.
[10]	Security is in default of interest and/or principal obligations.
[11]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[12]	Zero coupon rate security.
[13]	Face amount of security is adjusted for inflation.
[14]	Rate indicated is the effective yield at the time of purchase.
[15]	Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
[16]	The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at June 30, 2019.
[17]	Payment in-kind security.

BofA — Bank of America

BRL — Brazilian Real

CAD — Canadian Dollar

CDX.NA.IG.31 — Credit Default Swap North American Investment Grade Series 31 Index

CME — Chicago Mercantile Exchange

CMT — Constant Maturity Treasury

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

ICE — Intercontinental Exchange

ILS — Israeli Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,379,783	$10,946,037	$6,321,503	$20,647,323
Preferred Stocks	—	181,497	—	181,497
Mutual Funds	670,470,403	—	—	670,470,403
Money Market Fund	62,265,370	—	—	62,265,370
Asset-Backed Securities	—	1,332,246,051	65,422,432	1,397,668,483
Collateralized Mortgage Obligations	—	858,860,173	9,750,670	868,610,843
Corporate Bonds	—	743,342,603	44,448,311	787,790,914
Foreign Government Debt	—	783,421,541	—	783,421,541
Senior Floating Rate Interests	—	347,630,247	69,572,625	417,202,872
U.S. Government Securities	—	352,143,442	—	352,143,442
U.S. Treasury Bills	—	124,897,718	—	124,897,718
Senior Fixed Rate Interests	—	—	4,519,980	4,519,980
Municipal Bonds	—	651,000	—	651,000
Commercial Paper	—	993,742,655	—	993,742,655
Repurchase Agreements	—	274,027,746	—	274,027,746
Options Purchased	—	14,803,493	—	14,803,493
Forward Foreign Currency Exchange Contracts**	—	4,641,359	—	4,641,359
Total Assets	$736,115,556	$5,841,535,562	$200,035,521	$6,777,686,639

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$59,197,753	$—	$59,197,753
Options Written	—	105,230	—	105,230
Interest Rate Futures Contracts**	2,631,458	—	—	2,631,458
Credit Default Swap Agreements**	—	19,425,986	—	19,425,986
Interest Rate Swap Agreements**	—	29,817,772	—	29,817,772
Forward Foreign Currency Exchange Contracts**	—	12,112,538	—	12,112,538
Unfunded Loan Commitments (Note 5)	—	2,512,562	527,080	3,039,642
Total Liabilities	$2,631,458	$123,171,841	$527,080	$126,330,379

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2019	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$60,059,778	Yield Analysis	Yield	3.2%-5.1%	4.6%
Asset-Backed Securities	5,362,654	Option Adjusted Spread off the prior month end broker mark over the 3 Month LIBOR	Indicative Quote	-	-
Collateralized Mortgage Obligations	9,750,670	Option Adjusted Spread off the prior month end broker mark over the 3 Month LIBOR	Indicative Quote	-	-
Common Stocks	6,321,503	Enterprise Value	Valuation Multiple	1.8x-9.8x	5.5x
Corporate Bonds	44,448,311	Option Adjusted Spread off the prior month end broker mark over the 3 Month LIBOR	Indicative Quote	-	-
Senior Fixed Rate Interests	4,519,980	Model Price	Market Comparable Yields	8.4%	-
Senior Floating Rate Interests	54,258,743	Yield Analysis	Yield	4.1%-10.6%	7.8%
Senior Floating Rate Interests	8,774,654	Model Price	Liquidation Value	-	-
Senior Floating Rate Interests	2,556,460	Enterprise Value	Valuation Multiple	11.1x	11.1x
Senior Floating Rate Interests	1,502,808	Model Price	Market Comparable Yields	6.4%	-
Senior Floating Rate Interests	1,353,936	Model Price	Purchase Price	-	-
Senior Floating Rate Interests	1,126,024	Option Adjusted Spread off the prior month end broker mark over the 3 Month LIBOR	Indicative Quote	-	-
Total Assets	$200,035,521

Liabilities:
Unfunded Loan Commitments	$527,080	Model Price	Purchase Price	-	-

*	Inputs are weighted by the fair value of the instruments.

Significant changes in an indicative quote, yield, market comparable yields, liquidation value, purchase price or valuation multiples would generally result in significant changes in the fair value of the security.

Any remaining Level 3 securities held by the Fund and excluded from the tables above, were not considered material to the Fund.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2019, the Fund had securities with a total value of $14,616,323 transfer into Level 3 from Level 2 due to lack of observable inputs and had securities with a total market value of $2,264,308 transfer out of Level 3 to Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs. For the period ended June 30, 2019, the Fund had liabilities with a total value of $6,130 transfer into Level 3 from Level 2 due to lack of observable inputs.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2019:

	Assets							Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$66,401,735	$-	$43,444,723	$75,522,776	$5,502,560	$4,448,080	$195,319,874	$(754,340)
Purchases/(Receipts)	-	-	-	8,294,364	1,156,633	-	9,450,997	(417,000)
(Sales, maturities and paydowns)/Fundings	(1,161,956)	-	-	(19,353,406)	(10,567)	-	(20,525,929)	470,327
Amortization of premiums/discounts	8,366	-	(2,907)	278,558	-	21,867	305,884	-
Total realized gains (losses) included in earnings	-	-	-	(14,755)	-	-	(14,755)	489
Total change in unrealized appreciation (depreciation) included in earnings	2,401,889	-	1,006,495	16,141	(327,123)	50,033	3,147,435	179,574
Transfers into Level 3	36,706	9,750,670	-	4,828,947	-	-	14,616,323	(6,130)
Transfers out of Level 3	(2,264,308)	-	-	-	-	-	(2,264,308)	-
Ending Balance	$65,422,432	$9,750,670	$44,448,311	$69,572,625	$6,321,503	$4,519,980	$200,035,521	$(527,080)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2019	$2,379,942	$-	$1,006,495	$(224,897)	$(327,123)	$50,033	$2,884,450	$195,697

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/25/21	8.00%	07/26/22
Willis Engine Securitization Trust II 2012-A, 5.50% due 09/15/37	8.50%	09/15/20	8.50%	09/15/20

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral. For the following repurchase agreements, the collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements, with the exception of where securities are being sold short. The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained.

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			Countrywide Asset-Backed Certificates
2.59% - 2.76%			2.53%
08/01/19 - 09/16/19	$102,937,104	$103,600,034	12/25/36	$142,857,000	$133,457,009
2.10%
Open Maturity*	176,975	176,975	HSI Asset Securitization Corp Trust
	103,114,079	103,777,009	2.59%
			01/25/37	49,500,000	39,144,600

			Morgan Stanley ABS Capital I Inc. Trust
			3.42%
			10/25/33	22,400,000	22,276,800

			First Franklin Mortgage Loan Trust
			2.90%
			12/25/35	23,480,000	22,183,904

			Long Beach Mortgage Loan Trust
			3.45%
			06/25/35	19,000,000	19,015,200

			JPMorgan Mortgage Acquisition Corp.
			3.02%
			12/25/35	16,459,000	16,106,777

			Structured Asset Securities Corp. Mortgage Loan Trust
			2.60%
			06/25/37	7,360,079	5,033,558

			MASTR Adjustable Rate Mortgages Trust
			2.60%
			05/25/47	2,550,000	2,759,865

			Fannie Mae Connecticut Avenue Securities
			6.85%
			01/25/29	2,203,000	2,345,975

			Univision Communications, Inc.
			5.13%
			02/15/25[1]	190,000	180,728
				$285,999,079	$262,504,416

Barclays Capital			Standard Chartered plc
2.65% (1 Month USD LIBOR + 0.25%)			4.09%
08/12/19**	35,102,125	35,102,125	Perpetual Maturity	$24,300,000	$20,412,000
(4.00)% - 2.00%
Open Maturity*	15,443,824	15,443,824	CSC Holdings LLC
2.64%			5.50%
07/03/19	14,400,000	14,502,345	05/15/26	15,526,000	16,282,116
	64,945,949	65,048,294
			Tenet Healthcare Corp.
			4.63%
			07/15/24	8,787,000	8,896,838

			Seagate HDD Cayman
			4.75%
			01/01/25[1]	8,000,000	8,084,800

			SBA Communications Corp.
			4.88%
			09/01/24	4,658,000	4,797,740

			Goldman Sachs Group, Inc.
			5.00%
			Perpetual Maturity	4,249,000	4,079,040

			Quorum Health Corp.
			11.63%
			04/15/23[1]	3,200,000	2,784,000

			Tenet Healthcare Corp.
			8.13%
			04/01/22[1]	1,925,000	2,018,940

			Park-Ohio Industries, Inc.
			6.63%
			04/15/27[1]	1,400,000	1,400,000

			AGFC Capital Trust I
			4.09%
			01/15/67	1,339,000	736,450

			Staples, Inc.
			10.75%
			04/15/27[1]	700,000	696,500

			Herc Rentals, Inc.
			7.75%
			06/01/24[1]	200,000	211,840

			Enova International, Inc.
			8.50%
			09/15/25[1]	110,000	103,950
				$74,394,000	$70,504,214

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
RBC Capital Markets			TransDigm, Inc.
2.68%			6.25%
07/15/19	$38,160,738	$38,233,415	03/15/26	$19,445,000	$20,465,863
2.05% - 2.15%
Open Maturity*	675,262	675,262	Hanesbrands, Inc.
	38,836,000	38,908,677	4.63%
			05/15/24	8,267,000	8,582,799

			Endo Dac / Endo Finance LLC / Endo Finco, Inc.
			6.00%
			02/01/25	9,740,000	6,525,800

			HCA, Inc.
			5.50%
			06/15/47	2,719,000	2,904,980

			Tenet Healthcare Corp.
			4.63%
			07/15/24	1,869,000	1,892,363

			Staples, Inc.
			10.75%
			04/15/27[1]	475,000	472,625

			Univision Communications, Inc.
			5.13%
			02/15/25[1]	215,000	204,508
				$42,730,000	$41,048,938

Deutsche Bank			Great Wolf Trust
2.96%			6.46%
08/02/19	22,820,000	22,992,366	09/15/34	$32,549,000	$32,588,059

Bank of America Merrill Lynch			Mylan N.V.
2.10% - 2.15%			3.95%
Open Maturity*	21,996,968	21,996,968	06/15/26[1]	$8,640,000	$8,354,880

			Spirit AeroSystems, Inc.
			4.60%
			06/15/28[1]	5,190,000	5,444,829

			Dollar Tree, Inc.
			4.00%
			05/15/25[1]	3,630,000	3,783,912

			Flex Ltd.
			4.75%
			06/15/25[1]	2,210,000	2,291,107

			Univision Communications, Inc.
			5.13%
			02/15/25[1]	1,355,000	1,288,876

			Acrisure LLC / Acrisure Finance, Inc.
			7.00%
			11/15/25[1]	850,000	767,125

			Univision Communications, Inc.
			5.13%
			05/15/23[1]	200,000	195,500
				$22,075,000	$22,126,229

Citigroup Global Markets			Dollar Tree, Inc.
1.60% - 2.11%			4.00%
Open Maturity*	20,140,750	20,140,750	05/15/25[1]	$11,450,000	$11,935,480

			Spirit AeroSystems, Inc.
			4.60%
			06/15/28[1]	4,920,000	5,161,572

			Harley-Davidson, Inc.
			3.50%
			07/28/25[1]	1,330,000	1,338,911

			Univision Communications, Inc.
			5.13%
			02/15/25[1]	860,000	818,032

			Staples, Inc.
			10.75%
			04/15/27[1]	700,000	696,500

			Tenet Healthcare Corp.
			8.13%
			04/01/22[1]	500,000	524,400

			Univision Communications, Inc.
			5.13%
			05/15/23[1]	310,000	303,025

			Acrisure LLC / Acrisure Finance, Inc.
			7.00%
			11/15/25[1]	150,000	135,375
				$20,220,000	$20,913,295

Jefferies & Company, Inc.			Tralee CLO III Ltd.
5.41% - 5.50%			0.00%
07/11/19 - 07/17/19	2,174,000	2,183,216	10/20/27	$5,000,000	$3,053,500

			Cathedral Lake CLO 2013 Ltd.
			0.00%
			10/15/29	6,217,386	2,388,098
				$11,217,386	$5,441,598

*	The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at June 30, 2019.

**	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Collateral is related to securities which are being sold short.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/18		Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19		Shares/Face Amount 06/30/19	Investment Income	Capital Gain Distributions
Common Stocks
Aspect Software, Inc.*	$–	**	$–	$–	$–	$–	$–		–	$–	$–
BP Holdco LLC*,1	–		13,255	–	–	–	13,255		37,539	–	–
Targus Group International Equity, Inc.[1]	33,063		–	(10,565)	–	(410)	22,088		12,773	1,140	–
Warrants
Aspect Software Parent, Inc.*	–	**	–	–	–	–	–		–	–	–
Mutual Funds
Guggenheim Alpha Opportunity Fund — Institutional Class	162,817,511		1,810,030	(84,265,410)	(4,702,154)	(6,494,312)	69,165,665		2,726,278	1,810,030	–
Guggenheim Floating Rate Strategies Fund — R6-Class	13,448,684		116,194	(13,283,868)	(80,136)	(200,874)	–		–	123,402	–
Guggenheim Limited Duration Fund – R6-Class	303,269,766		5,960,147	–	–	(361,734)	308,868,179		12,525,068	5,954,325	5,822
Guggenheim Risk Managed Real Estate Fund — Institutional Class	15,452,163		412,475	–	–	1,762,002	17,626,640		541,858	273,820	138,655
Guggenheim Strategy Fund II	100,757,116		2,339,435	–	–	(648,756)	102,447,795		4,127,631	2,285,371	54,065
Guggenheim Strategy Fund III	79,770,031		1,843,635	–	–	(674,041)	80,939,625		3,265,011	1,840,647	2,987
Guggenheim Ultra Short Duration Fund — Institutional Class[4]	89,926,690		1,979,627	–	–	(483,818)	91,422,499		9,178,966	1,914,108	65,518
Senior Floating Rate Interests
Aspect Software, Inc. 12.96% (3 Month USD LIBOR + 10.50%, Rate Floor: 1.00%) due 05/25/20[3]	860,746		–	(707,116)	(325,263)	171,633	–		–	48,008	–
Targus Group International, Inc. due 05/24/16[1,2,3]	–	**	–	–	–	–	–	**	–	–	152,876
	$766,335,770		$14,474,798	$(98,266,959)	$(5,107,553)	$(6,930,310)	$670,505,746			$14,250,851	$267,047

*	Non-income producing security.
**	Market value is less than $1.
[1]	Security was fair valued by the Valuation Committee at June 30, 2019. The total market value of fair valued securities amounts to $35,343, (cost $164,276) or less than 0.1% of total net assets.
[2]	Security is in default of interest and/or principal obligations.
[3]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 93.0%
REITs - 88.8%
REITs-Diversified - 21.8%
Crown Castle International Corp.	3,253	$424,029
American Tower Corp. — Class A	1,831	374,348
Equinix, Inc.	737	371,662
VICI Properties, Inc.	15,685	345,697
Four Corners Property Trust, Inc.	6,855	187,347
Cousins Properties, Inc.	4,722	170,795
Total REITs-Diversified		1,873,878
REITs-Apartments - 12.6%
Invitation Homes, Inc.	14,455	386,382
American Homes 4 Rent — Class A	15,404	374,471
Equity Residential	4,242	322,053
Total REITs-Apartments		1,082,906
REITs-Health Care - 11.8%
HCP, Inc.	10,825	346,183
Ventas, Inc.	5,005	342,092
Omega Healthcare Investors, Inc.	8,917	327,700
Total REITs-Health Care		1,015,975
REITs-Warehouse/Industries - 10.0%
Rexford Industrial Realty, Inc.	8,651	349,241
Terreno Realty Corp.	5,972	292,867
Americold Realty Trust	6,858	222,336
Total REITs-Warehouse/Industries		864,444
REITs-Manufactured Homes - 8.0%
Sun Communities, Inc.	3,030	388,416
Equity LifeStyle Properties, Inc.	2,508	304,321
Total REITs-Manufactured Homes		692,737
REITs-Hotels - 6.4%
Pebblebrook Hotel Trust	7,472	210,561
MGM Growth Properties LLC — Class A	6,306	193,279
Sunstone Hotel Investors, Inc.	10,671	146,299
Total REITs-Hotels		550,139
REITs-Mortgage - 5.4%
Annaly Capital Management, Inc.	27,857	254,334
Blackstone Mortgage Trust, Inc. — Class A	5,911	210,313
Total REITs-Mortgage		464,647
REITs-Storage - 5.1%
Iron Mountain, Inc.	7,701	241,041
CubeSmart	5,981	200,005
Total REITs-Storage		441,046
REITs-Office Property - 4.8%
JBG SMITH Properties	6,235	245,285
Hudson Pacific Properties, Inc.	5,029	167,315
Total REITs-Office Property		412,600
REITs-Shopping Centers - 2.9%
Federal Realty Investment Trust	1,911	246,060
Total REITs		7,644,432
Software - 4.2%
Computer Software - 4.2%
InterXion Holding N.V.*	4,714	358,688
Total Common Stocks
(Cost $7,368,788)		8,003,120

MONEY MARKET FUND† - 3.4%
Goldman Sachs Financial Square Treasury Instruments Fund – Institutional Class 2.08%[1]	293,786	293,786
Total Money Market Fund
(Cost $293,786)		293,786
Total Investments - 96.4%
(Cost $7,662,574)		$8,296,906
Other Assets & Liabilities, net - 3.6%		310,840
Total Net Assets - 100.0%		$8,607,746

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Receive		Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	Market Neutral Real Estate Portfolio Short Custom Basket Swap[3]	(2.04%	)	At Maturity	05/06/24	$3,965,796	$65,499
Morgan Stanley Capital Services LLC	Market Neutral Real Estate Portfolio Short Custom Basket Swap[2]	(1.95%	)	At Maturity	07/22/19	3,965,784	75,275
						$7,931,580	$140,774

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

CUSTOM BASKET OF SHORT SECURITIES[2]
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Tanger Factory Outlet Centers, Inc.	(6,964)	(2.85%)	$41,392
Washington Prime Group, Inc.	(19,802)	(1.91%)	30,972
Ashford Hospitality Trust, Inc.	(9,835)	(0.74%)	24,299
Brandywine Realty Trust	(8,358)	(3.02%)	17,626
Hospitality Properties Trust	(5,438)	(3.43%)	13,537
SL Green Realty Corp.	(1,081)	(2.19%)	11,347
Physicians Realty Trust	(7,921)	(3.48%)	11,018
Hersha Hospitality Trust	(6,611)	(2.76%)	10,938
Xenia Hotels & Resorts, Inc.	(6,740)	(3.54%)	6,753
Piedmont Office Realty Trust, Inc. — Class A	(7,736)	(3.89%)	6,346
Vanguard Real Estate ETF	(2,443)	(5.38%)	5,964
Vornado Realty Trust	(1,847)	(2.99%)	3,296
Lennar Corp. — Class A	(961)	(1.17%)	3,290
Healthcare Realty Trust, Inc.	(3,103)	(2.45%)	2,594
Apollo Commercial Real Estate Finance, Inc.	(5,665)	(2.63%)	1,579
Digital Realty Trust, Inc.	(1,317)	(3.91%)	381
PulteGroup, Inc.	(1,570)	(1.25%)	333
Cushman & Wakefield plc*	(5,495)	(2.48%)	275
Brixmor Property Group, Inc.	(5,085)	(2.29%)	(237)
CyrusOne, Inc.	(1,506)	(2.19%)	(1,506)
VEREIT, Inc.	(14,321)	(3.25%)	(3,098)
Kimco Realty Corp.	(6,821)	(3.18%)	(3,262)
CBRE Group, Inc. — Class A*	(1,996)	(2.58%)	(5,147)
iShares U.S. Real Estate ETF	(7,698)	(16.95%)	(6,691)
Marriott International, Inc. — Class A	(1,111)	(3.93%)	(10,367)
NexPoint Residential Trust, Inc.	(2,670)	(2.79%)	(11,199)
Independence Realty Trust, Inc.	(9,544)	(2.78%)	(11,856)
Hilton Worldwide Holdings, Inc.	(843)	(2.08%)	(13,952)
Prologis, Inc.	(1,719)	(3.47%)	(14,026)
PS Business Parks, Inc.	(1,045)	(4.44%)	(35,324)
Total Custom Basket of Short Securities			$75,275

CUSTOM BASKET OF SHORT SECURITIES[3]
Ashford Hospitality Trust, Inc.	(9,835)	(0.74%)	$14,458
iShares U.S. Real Estate ETF	(7,698)	(16.95%)	13,577
Brandywine Realty Trust	(8,358)	(3.02%)	8,552
SL Green Realty Corp.	(1,081)	(2.19%)	8,142
Washington Prime Group, Inc.	(19,802)	(1.91%)	6,959
Vanguard Real Estate ETF	(2,443)	(5.38%)	5,941
Piedmont Office Realty Trust, Inc. — Class A	(7,736)	(3.89%)	4,814
Vornado Realty Trust	(1,847)	(2.99%)	4,810
Physicians Realty Trust	(7,921)	(3.48%)	3,694
Lennar Corp. — Class A	(961)	(1.17%)	3,692
Hersha Hospitality Trust	(6,611)	(2.76%)	3,521
Healthcare Realty Trust, Inc.	(3,103)	(2.45%)	3,234
Xenia Hotels & Resorts, Inc.	(6,740)	(3.54%)	2,070
Digital Realty Trust, Inc.	(1,317)	(3.91%)	1,865
Apollo Commercial Real Estate Finance, Inc.	(5,665)	(2.63%)	1,550
PulteGroup, Inc.	(1,570)	(1.25%)	1,328
VEREIT, Inc.	(14,321)	(3.25%)	1,074
Tanger Factory Outlet Centers, Inc.	(6,964)	(2.85%)	228
Brixmor Property Group, Inc.	(5,085)	(2.29%)	86
PS Business Parks, Inc.	(1,045)	(4.44%)	(54)
Cushman & Wakefield plc*	(5,495)	(2.48%)	(253)
Independence Realty Trust, Inc.	(9,545)	(2.78%)	(477)
Kimco Realty Corp.	(6,821)	(3.18%)	(973)
CyrusOne, Inc.	(1,506)	(2.19%)	(1,576)
Prologis, Inc.	(1,719)	(3.47%)	(2,109)
Hospitality Properties Trust	(5,438)	(3.43%)	(2,267)
NexPoint Residential Trust, Inc.	(2,670)	(2.79%)	(3,097)
Hilton Worldwide Holdings, Inc.	(843)	(2.08%)	(3,300)
CBRE Group, Inc. — Class A*	(1,996)	(2.58%)	(3,329)
Marriott International, Inc. — Class A	(1,111)	(3.93%)	(6,661)
Total Custom Basket of Short Securities			$65,499

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of June 30, 2019.
[2]	Total Return based on the return of the custom Morgan Stanley short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2019.
[3]	Total Return based on the return of the custom Goldman Sachs short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2019.

REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,003,120	$—	$—	$8,003,120
Money Market Fund	293,786	—	—	293,786
Custom Basket Swap Agreements**	—	140,774	—	140,774
Total Assets	$8,296,906	$140,774	$—	$8,437,680

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 97.8%
Financial - 38.2%
Alleghany Corp.*	14,194	$9,667,675
Voya Financial, Inc.	164,364	9,089,329
KeyCorp	463,390	8,225,172
Zions Bancorp North America	170,946	7,860,097
Huntington Bancshares, Inc.	549,365	7,592,224
Willis Towers Watson plc	38,698	7,412,215
Equity Commonwealth REIT	206,832	6,726,177
Radian Group, Inc.	275,443	6,293,873
Sun Communities, Inc. REIT	48,006	6,153,889
Physicians Realty Trust REIT	342,926	5,980,629
Axis Capital Holdings Ltd.	96,117	5,733,379
Alexandria Real Estate Equities, Inc. REIT	40,263	5,680,707
Federal Agricultural Mortgage Corp. — Class C	69,483	5,048,635
Wintrust Financial Corp.	65,829	4,816,050
Umpqua Holdings Corp.	251,296	4,169,001
Cousins Properties, Inc. REIT	108,052	3,908,241
Old Republic International Corp.	174,623	3,908,063
Pinnacle Financial Partners, Inc.	61,189	3,517,144
IBERIABANK Corp.	45,767	3,471,427
Camden Property Trust REIT	28,376	2,962,171
SVB Financial Group*	13,072	2,935,840
Redwood Trust, Inc. REIT	172,208	2,846,598
Hilltop Holdings, Inc.	105,434	2,242,581
Stifel Financial Corp.	37,539	2,217,053
Unum Group	63,310	2,124,051
Prosperity Bancshares, Inc.	31,877	2,105,476
Howard Hughes Corp.*	16,738	2,072,834
National Storage Affiliates Trust REIT	71,377	2,065,650
Medical Properties Trust, Inc. REIT	115,845	2,020,337
American National Insurance Co.	17,088	1,990,239
First Horizon National Corp.	131,577	1,964,445
WSFS Financial Corp.	47,024	1,942,091
E*TRADE Financial Corp.	42,907	1,913,652
BOK Financial Corp.	24,292	1,833,560
Total Financial		148,490,505
Industrial - 16.8%
MDU Resources Group, Inc.	232,625	6,001,725
Scorpio Tankers, Inc.	199,423	5,886,967
Jacobs Engineering Group, Inc.	62,179	5,247,286
Carlisle Companies, Inc.	34,391	4,828,840
US Concrete, Inc.*	81,137	4,031,698
FLIR Systems, Inc.	73,874	3,996,583
Graphic Packaging Holding Co.	239,555	3,348,979
Valmont Industries, Inc.	24,936	3,162,134
PGT Innovations, Inc.*	161,854	2,706,199
Owens Corning	45,092	2,624,354
Snap-on, Inc.	15,048	2,492,551
Knight-Swift Transportation Holdings, Inc.	72,201	2,371,081
Huntington Ingalls Industries, Inc.	10,362	2,328,756
Rexnord Corp.*	76,713	2,318,267
Advanced Energy Industries, Inc.*	40,506	2,279,273
Plexus Corp.*	38,477	2,245,902
Park Electrochemical Corp.	122,623	2,046,578
Crane Co.	24,234	2,022,085
EnPro Industries, Inc.	29,691	1,895,474
Kirby Corp.*	18,332	1,448,228
Oshkosh Corp.	17,085	1,426,426
Celadon Group, Inc.*	381,023	449,607
Total Industrial		65,158,993
Utilities - 10.9%
OGE Energy Corp.	227,518	9,683,166
Portland General Electric Co.	121,208	6,565,837
Pinnacle West Capital Corp.	58,615	5,515,085
Black Hills Corp.	55,464	4,335,621
Southwest Gas Holdings, Inc.	44,864	4,020,712
Avista Corp.	70,820	3,158,572
UGI Corp.	57,876	3,091,157
American Electric Power Company, Inc.	33,996	2,991,988
AES Corp.	166,713	2,794,110
Total Utilities		42,156,248
Consumer, Non-cyclical - 8.1%
Bunge Ltd.	121,741	6,782,191
Premier, Inc. — Class A*	118,721	4,643,178
Central Garden & Pet Co. — Class A*	173,605	4,277,627
Encompass Health Corp.	61,414	3,891,191
Eagle Pharmaceuticals, Inc.*	61,455	3,421,815
Emergent BioSolutions, Inc.*	63,505	3,067,927
Cambrex Corp.*	56,806	2,659,089
Ingredion, Inc.	30,531	2,518,502
Total Consumer, Non-cyclical		31,261,520
Consumer, Cyclical - 7.4%
LKQ Corp.*	228,274	6,074,371
PVH Corp.	47,966	4,539,502
DR Horton, Inc.	102,747	4,431,478
UniFirst Corp.	21,499	4,054,066
Alaska Air Group, Inc.	55,160	3,525,276
Foot Locker, Inc.	65,450	2,743,664
BorgWarner, Inc.	34,083	1,430,805
Lear Corp.	10,142	1,412,476
Kohl's Corp.	14,907	708,828
Total Consumer, Cyclical		28,920,466
Energy - 4.7%
Parsley Energy, Inc. — Class A*	285,965	5,436,195
Whiting Petroleum Corp.*	216,575	4,045,621
Oasis Petroleum, Inc.*	514,384	2,921,701
Range Resources Corp.	390,216	2,723,708
Delek US Holdings, Inc.	54,093	2,191,848
Antero Resources Corp.*	135,685	750,338
Total Energy		18,069,411
Basic Materials - 4.5%
Ashland Global Holdings, Inc.	56,404	4,510,628
Reliance Steel & Aluminum Co.	43,329	4,099,790
Olin Corp.	132,099	2,894,289
Huntsman Corp.	102,183	2,088,620
Nucor Corp.	34,248	1,887,065
Pan American Silver Corp.	86,388	1,115,269
Alcoa Corp.*	41,502	971,562
Total Basic Materials		17,567,223
Communications - 4.1%
Symantec Corp.	240,630	5,236,109

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 97.8% (continued)
Communications - 4.1% (continued)
Ciena Corp.*	111,788	$4,597,840
Viavi Solutions, Inc.*	328,599	4,367,081
Infinera Corp.*	638,915	1,859,243
Total Communications		16,060,273
Technology - 3.1%
Super Micro Computer, Inc.*	228,255	4,416,734
MACOM Technology Solutions Holdings, Inc.*	251,404	3,803,743
CSG Systems International, Inc.	56,807	2,773,886
Evolent Health, Inc. — Class A*	142,632	1,133,924
Total Technology		12,128,287
Total Common Stocks
(Cost $349,685,916)		379,812,926

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,1,2	858,334	3
Total Convertible Preferred Stocks
(Cost $819,654)		3

RIGHTS††† - 0.0%
Basic Materials - 0.0%
Pan American Silver Corp.*,1	447,792	–
Total Rights
(Cost $–)		–

MONEY MARKET FUND† - 2.4%
Dreyfus Treasury Securities Cash Management Fund - Institutional Shares 2.10%[3]	9,112,593	9,112,593
Total Money Market Fund
(Cost $9,112,593)		9,112,593
Total Investments - 100.2%
(Cost $359,618,163)		$388,925,522
Other Assets & Liabilities, net - (0.2)%		(699,313)
Total Net Assets - 100.0%		$388,226,209

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at June 30, 2019. The total market value of fair valued securities amounts to $3, (cost $819,654) or less than 0.1% of total net assets.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7-day yield as of June 30, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$379,812,926	$—	$—		$379,812,926
Convertible Preferred Stocks	—	—	3		3
Rights	—	—	—	*	—
Money Market Fund	9,112,593	—	—		9,112,593
Total Assets	$388,925,519	$—	$3		$388,925,522

*	Security has a market value less than $1.

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 97.8%
Financial - 38.1%
Alleghany Corp.*	2,119	$1,443,272
Voya Financial, Inc.	24,712	1,366,574
KeyCorp	69,844	1,239,731
Zions Bancorp North America	25,683	1,180,904
Huntington Bancshares, Inc.	82,548	1,140,813
Willis Towers Watson plc	5,858	1,122,041
Equity Commonwealth REIT	31,097	1,011,274
Radian Group, Inc.	41,177	940,894
Sun Communities, Inc. REIT	7,259	930,531
Physicians Realty Trust REIT	51,577	899,503
Axis Capital Holdings Ltd.	14,458	862,420
Alexandria Real Estate Equities, Inc. REIT	5,940	838,075
Federal Agricultural Mortgage Corp. — Class C	10,548	766,418
Wintrust Financial Corp.	9,905	724,650
Umpqua Holdings Corp.	37,848	627,898
Old Republic International Corp.	26,437	591,660
Cousins Properties, Inc. REIT	16,227	586,931
IBERIABANK Corp.	7,004	531,253
Pinnacle Financial Partners, Inc.	9,158	526,402
SVB Financial Group*	1,990	446,934
Redwood Trust, Inc. REIT	26,370	435,896
Camden Property Trust REIT	4,142	432,383
Hilltop Holdings, Inc.	16,024	340,831
Stifel Financial Corp.	5,688	335,933
Prosperity Bancshares, Inc.	4,831	319,088
Unum Group	9,509	319,027
Howard Hughes Corp.*	2,509	310,715
Medical Properties Trust, Inc. REIT	17,805	310,519
National Storage Affiliates Trust REIT	10,703	309,745
First Horizon National Corp.	20,436	305,110
American National Insurance Co.	2,587	301,308
WSFS Financial Corp.	7,105	293,436
E*TRADE Financial Corp.	6,237	278,170
BOK Financial Corp.	3,681	277,842
Total Financial		22,348,181
Industrial - 17.0%
Scorpio Tankers, Inc.	32,445	957,777
MDU Resources Group, Inc.	35,306	910,895
Jacobs Engineering Group, Inc.	9,450	797,485
Carlisle Companies, Inc.	5,194	729,290
FLIR Systems, Inc.	11,227	607,381
US Concrete, Inc.*	12,191	605,771
Graphic Packaging Holding Co.	36,654	512,423
Valmont Industries, Inc.	3,789	480,483
PGT Innovations, Inc.*	24,396	407,901
Owens Corning	6,785	394,887
Snap-on, Inc.	2,278	377,328
Rexnord Corp.*	12,131	366,599
Knight-Swift Transportation Holdings, Inc.	10,898	357,890
Huntington Ingalls Industries, Inc.	1,574	353,741
Advanced Energy Industries, Inc.*	6,087	342,515
Plexus Corp.*	5,448	318,000
Park Electrochemical Corp.	18,548	309,566
Crane Co.	3,676	306,725
EnPro Industries, Inc.	4,428	282,683
Kirby Corp.*	2,877	227,283
Oshkosh Corp.	2,627	219,328
Celadon Group, Inc.*	57,829	68,238
Total Industrial		9,934,189
Utilities - 10.8%
OGE Energy Corp.	34,192	1,455,212
Portland General Electric Co.	18,298	991,203
Pinnacle West Capital Corp.	8,908	838,154
Black Hills Corp.	8,351	652,798
Southwest Gas Holdings, Inc.	6,748	604,756
Avista Corp.	10,749	479,405
UGI Corp.	8,508	454,412
American Electric Power Company, Inc.	5,119	450,523
AES Corp.	25,102	420,709
Total Utilities		6,347,172
Consumer, Non-cyclical - 8.0%
Bunge Ltd.	18,108	1,008,796
Premier, Inc. — Class A*	18,043	705,662
Central Garden & Pet Co. — Class A*	25,928	638,866
Encompass Health Corp.	9,191	582,342
Eagle Pharmaceuticals, Inc.*	9,340	520,051
Emergent BioSolutions, Inc.*	9,651	466,240
Cambrex Corp.*	8,648	404,813
Ingredion, Inc.	4,632	382,094
Total Consumer, Non-cyclical		4,708,864
Consumer, Cyclical - 7.4%
LKQ Corp.*	34,277	912,111
PVH Corp.	7,217	683,017
DR Horton, Inc.	15,179	654,670
UniFirst Corp.	3,247	612,287
Alaska Air Group, Inc.	8,179	522,720
Foot Locker, Inc.	9,861	413,373
BorgWarner, Inc.	5,174	217,204
Lear Corp.	1,539	214,337
Kohl's Corp.	2,245	106,750
Total Consumer, Cyclical		4,336,469
Energy - 4.7%
Parsley Energy, Inc. — Class A*	43,402	825,072
Whiting Petroleum Corp.*	32,623	609,398
Oasis Petroleum, Inc.*	76,163	432,606
Range Resources Corp.	58,717	409,845
Delek US Holdings, Inc.	8,153	330,359
Antero Resources Corp.*	20,767	114,841
HydroGen Corp.*,†††,1,2	1,265,700	1
Total Energy		2,722,122
Basic Materials - 4.6%
Ashland Global Holdings, Inc.	8,572	685,503
Reliance Steel & Aluminum Co.	6,533	618,152
Olin Corp.	20,111	440,632
Huntsman Corp.	15,351	313,774
Nucor Corp.	5,205	286,796
Pan American Silver Corp.	13,265	171,251
Alcoa Corp.*	6,235	145,962
Total Basic Materials		2,662,070

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 97.8% (continued)
Communications - 4.1%
Symantec Corp.	36,474	$793,674
Ciena Corp.*	16,611	683,210
Viavi Solutions, Inc.*	49,242	654,426
Infinera Corp.*	96,617	281,156
Total Communications		2,412,466
Technology - 3.1%
Super Micro Computer, Inc.*	34,493	667,439
MACOM Technology Solutions Holdings, Inc.*	37,768	571,430
CSG Systems International, Inc.	8,608	420,329
Evolent Health, Inc. — Class A*	21,581	171,569
Total Technology		1,830,767
Total Common Stocks
(Cost $54,448,596)		57,302,300

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,1,3	793,750	3
Total Convertible Preferred Stocks
(Cost $757,981)		3

RIGHTS††† - 0.0%
Basic Materials - 0.0%
Pan American Silver Corp.*,1	68,759	–
Total Rights
(Cost $–)		–

MONEY MARKET FUND† - 2.2%
Dreyfus Treasury Securities Cash Management Fund - Institutional Shares 2.10%[4]	1,276,679	1,276,679
Total Money Market Fund
(Cost $1,276,679)		1,276,679
Total Investments - 100.0%
(Cost $56,483,256)		$58,578,982
Other Assets & Liabilities, net - 0.0%		14,774
Total Net Assets - 100.0%		$58,593,756

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at June 30, 2019. The total market value of fair valued securities amounts to $4, (cost $760,512) or less than 0.1% of total net assets.
[2]	Affiliated issuer.
[3]	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[4]	Rate indicated is the 7-day yield as of June 30, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$57,302,299	$—	$1		$57,302,300
Convertible Preferred Stock	—	—	3		3
Rights	—	—	—	*	—
Money Market Fund	1,276,679	—	—		1,276,679
Total Assets	$58,578,978	$—	$4		$58,578,982

*	Security has a market value less than $1.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Shares 06/30/19	Investment Income
Common Stock
HydroGen Corp.*,1	$1	$–	$–	$–	$–	$1	1,265,700	$–

*	Non-income producing security.
[1]	Security was fair valued by the Valuation Committee at June 30, 2019. The total market value of fair valued and affiliated securities amounts to $1, (cost $2,531) or less than 0.1% of total net assets.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
CLOSED-END FUNDS† - 0.3%
BlackRock MuniYield California Quality Fund, Inc.	10,000	$142,000
Total Closed-End Funds
(Cost $127,688)		142,000

MONEY MARKET FUND† - 1.6%
Dreyfus AMT-Free Tax Exempt Cash Management Fund - Institutional Shares 1.64%[1]	801,686	801,686
Total Money Market Fund
(Cost $801,686)		801,686

	Face Amount
MUNICIPAL BONDS†† - 99.0%
California - 20.0%
Stockton Public Financing Authority Revenue Bonds
6.25% due 10/01/38	$1,000,000	1,186,500
6.25% due 10/01/40	250,000	296,140
5.00% due 10/01/33	200,000	246,842
Tustin Unified School District General Obligation Unlimited
6.00% due 08/01/21	1,000,000	1,100,720
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited
due 08/01/42[2,6]	1,000,000	777,170
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/39[3]	1,300,000	640,640
Los Angeles Department of Water & Power Power System Revenue Bonds
5.00% due 07/01/43	500,000	551,920
Kings Canyon Unified School District General Obligation Unlimited
5.00% due 08/01/28	445,000	532,100
San Diego Unified School District General Obligation Unlimited
due 07/01/39[3]	1,000,000	476,040
Oakland Unified School District/Alameda County General Obligation Unlimited
5.00% due 08/01/22	265,000	282,437
5.00% due 08/01/40	120,000	136,240
Riverside County Public Financing Authority Tax Allocation
5.00% due 10/01/28	300,000	373,173
Sacramento Municipal Utility District Revenue Bonds
5.00% due 08/15/37	300,000	340,620
Delhi Unified School District General Obligation Unlimited
5.00% due 08/01/44	250,000	295,640
Riverside County Redevelopment Successor Agency Tax Allocation
due 10/01/37[2]	250,000	261,838
Gustine Unified School District General Obligation Unlimited
5.00% due 08/01/41	220,000	256,700
M-S-R Energy Authority Revenue Bonds
6.13% due 11/01/29	200,000	254,178
Alameda Corridor Transportation Authority Revenue Bonds
5.00% due 10/01/35	200,000	235,618
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue Bonds
3.45% due 12/01/39	200,000	210,028
Upland Unified School District General Obligation Unlimited
due 08/01/38[3]	400,000	209,596
Stanton Redevelopment Agency Tax Allocation
5.00% due 12/01/40	180,000	209,515
Westside Elementary School District General Obligation Unlimited
5.00% due 08/01/48	155,000	184,887
Culver Redevelopment Agency Successor Agency Tax Allocation
due 11/01/23[3]	195,000	180,547
Rio Hondo Community College District General Obligation Unlimited
due 08/01/29[3]	200,000	160,398
Madera Unified School District General Obligation Unlimited
due 05/01/30[3]	200,000	154,154
City of Los Angeles Department of Airports Revenue Bonds
5.00% due 05/15/44	100,000	121,891
Washington Township Health Care District Revenue Bonds
5.00% due 07/01/32	100,000	120,968
Buena Park School District General Obligation Unlimited
5.00% due 08/01/47	100,000	118,087
Total California		9,914,587
New York - 15.4%
City of New York New York General Obligation Unlimited
1.92% (VRDN) due 04/01/36[4]	2,000,000	2,000,000
1.95% (VRDN) due 01/01/36[4]	1,000,000	1,000,000
1.97% (VRDN) due 10/01/46[4]	500,000	500,000
New York City Water & Sewer System Revenue Bonds
1.96% (VRDN) due 06/15/45[4]	1,350,000	1,350,000

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount	Value
MUNICIPAL BONDS†† - 99.0% (continued)
New York - 15.4% (continued)
New York State Dormitory Authority Revenue Bonds
5.00% due 10/01/41	$350,000	$371,514
5.00% due 08/01/26	250,000	301,128
5.00% due 12/01/27[5]	200,000	239,596
5.25% due 02/15/22	5,000	5,015
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
1.95% (VRDN) due 11/01/22[4]	500,000	500,000
1.96% (VRDN) due 08/01/42[4]	400,000	400,000
New York Transportation Development Corp. Revenue Bonds
5.00% due 07/01/34	200,000	222,774
5.00% due 08/01/26	200,000	211,412
New York State Urban Development Corp. Revenue Bonds
5.00% due 03/15/35	250,000	285,652
Westchester County Healthcare Corp. Revenue Bonds
5.00% due 11/01/44	193,000	211,682
Total New York		7,598,773
Texas - 9.0%
North Texas Tollway Authority Revenue Bonds
due 01/01/36[3]	1,000,000	634,510
Birdville Independent School District General Obligation Unlimited
5.00% due 02/15/27	305,000	360,486
State of Texas General Obligation Unlimited
5.00% due 10/01/29	250,000	298,760
Bexar County Hospital District General Obligation Limited
5.00% due 02/15/32	200,000	245,926
Central Texas Regional Mobility Authority Revenue Bonds
5.00% due 01/01/27	200,000	236,736
Texas Water Development Board Revenue Bonds
5.00% due 10/15/46	200,000	236,168
Dallas Area Rapid Transit Revenue Bonds
5.00% due 12/01/41	200,000	231,788
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/53[3]	1,000,000	229,780
Central Texas Turnpike System Revenue Bonds
5.00% due 08/15/34	200,000	224,968
Arlington Higher Education Finance Corp. Revenue Bonds
5.00% due 12/01/46	200,000	221,778
Texas Municipal Gas Acquisition & Supply Corporation I Revenue Bonds
6.25% due 12/15/26	185,000	216,165
Texas Tech University Revenue Bonds
5.00% due 08/15/32	200,000	213,260
Grand Parkway Transportation Corp. Revenue Bonds
5.00% due 10/01/43	175,000	208,372
Spring Independent School District General Obligation Unlimited
4.00% due 08/15/37	150,000	168,621
City of Fort Worth Texas Water & Sewer System Revenue Bonds
5.00% due 02/15/32	100,000	123,407
Mansfield Independent School District General Obligation Unlimited
5.00% due 02/15/44	100,000	119,902
Hutto Independent School District General Obligation Unlimited
5.00% due 08/01/49	100,000	119,837
University of North Texas System Revenue Bonds
5.00% due 04/15/44	100,000	119,185
City of Arlington Texas Special Tax
5.00% due 02/15/48	100,000	117,301
County of Bexar Texas Revenue Bonds
4.00% due 08/15/30	100,000	114,143
Total Texas		4,441,093
Washington - 5.7%
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds
5.00% due 09/01/27	500,000	515,145
5.25% due 09/01/32	500,000	513,285
King County School District No. 409 Tahoma General Obligation Unlimited
5.00% due 12/01/27	325,000	392,665
Pierce County School District No. 403 Bethel General Obligation Unlimited
5.00% due 12/01/36	200,000	250,176
Yakima & Kittitas Counties School District No. 119 Selah General Obligation Unlimited
5.00% due 12/01/42	200,000	238,762
County of King Washington Sewer Revenue Bonds
5.00% due 07/01/42	200,000	237,306

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount	Value
MUNICIPAL BONDS†† - 99.0% (continued)
Washington - 5.7% (continued)
Central Puget Sound Regional Transit Authority Revenue Bonds
5.00% due 11/01/41	$200,000	$236,426
Washington State Convention Center Public Facilities District Revenue Bonds
5.00% due 07/01/48	200,000	233,910
State of Washington General Obligation Unlimited
5.00% due 06/01/41	195,000	206,704
Total Washington		2,824,379
Michigan - 5.0%
Detroit Wayne County Stadium Authority Revenue Bonds
5.00% due 10/01/26	1,000,000	1,092,550
Detroit City School District General Obligation Unlimited
5.00% due 05/01/32	500,000	542,125
5.00% due 05/01/30	300,000	325,863
City of Detroit Michigan Water Supply System Revenue Bonds
5.00% due 07/01/41	200,000	209,722
Michigan State Housing Development Authority Revenue Bonds
3.35% due 12/01/34	200,000	208,336
City of Detroit Michigan Sewage Disposal System Revenue Bonds
7.00% due 07/01/19	75,000	75,000
Total Michigan		2,453,596
New Jersey - 4.6%
Hudson County Improvement Authority Revenue Bonds
6.00% due 01/01/40	1,000,000	1,022,660
New Jersey Health Care Facilities Financing Authority Revenue Bonds
5.00% due 07/01/41	300,000	337,215
5.00% due 07/01/36	200,000	226,726
New Jersey Turnpike Authority Revenue Bonds
5.00% due 01/01/31	300,000	370,932
New Jersey Economic Development Authority Revenue Bonds
5.00% due 06/01/28	250,000	302,420
Total New Jersey		2,259,953
Illinois - 3.7%
Will County Township High School District No. 204 Joliet General Obligation Ltd.
6.25% due 01/01/31	500,000	533,375
City of Chicago Illinois Wastewater Transmission Revenue Bonds
5.25% due 01/01/42	400,000	466,736
Chicago O'Hare International Airport Revenue Bonds
5.00% due 01/01/34	300,000	342,411
Metropolitan Water Reclamation District of Greater Chicago General Obligation Unlimited
5.00% due 12/01/25	200,000	239,390
University of Illinois Revenue Bonds
6.00% due 10/01/29	200,000	229,562
Total Illinois		1,811,474
Colorado - 3.6%
University of Colorado Revenue Bonds
5.00% due 06/01/22	285,000	315,115
5.00% due 06/01/41	200,000	235,056
Auraria Higher Education Center Revenue Bonds
5.00% due 04/01/28	390,000	456,893
City & County of Denver Colorado Airport System Revenue Bonds
5.00% due 12/01/28	200,000	250,144
Board of Governors of Colorado State University System Revenue Bonds
5.00% due 03/01/41	200,000	233,562
City & County of Denver Colorado Revenue Bonds
due 08/01/30[3]	200,000	148,242
Colorado School of Mines Revenue Bonds
5.00% due 12/01/47	100,000	117,296
Total Colorado		1,756,308
Pennsylvania - 3.5%
Pennsylvania Economic Development Financing Authority Revenue Bonds
5.00% due 02/01/27	500,000	582,660
Reading School District General Obligation Unlimited
5.00% due 02/01/27	300,000	350,163
Pittsburgh Water & Sewer Authority Revenue Bonds
5.25% due 09/01/36	300,000	340,611
Pennsylvania State University Revenue Bonds
5.00% due 09/01/44	200,000	245,182
Allegheny County Hospital Development Authority Revenue Bonds
5.00% due 07/15/32	100,000	124,827

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount	Value
MUNICIPAL BONDS†† - 99.0% (continued)
Pennsylvania - 3.5% (continued)
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds
5.00% due 05/01/20	$100,000	$102,657
Total Pennsylvania		1,746,100
Massachusetts - 2.9%
Massachusetts Development Finance Agency Revenue Bonds
6.88% due 01/01/21	1,000,000	1,081,778
5.00% due 07/01/29	200,000	236,370
5.00% due 07/01/36	100,000	114,728
Total Massachusetts		1,432,876
Louisiana - 2.1%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds
5.00% due 10/01/37	500,000	576,375
5.00% due 10/01/26	150,000	181,915
City of Shreveport Louisiana Water & Sewer Revenue Bonds
5.00% due 12/01/35	250,000	298,767
Total Louisiana		1,057,057
North Carolina - 2.0%
North Carolina Turnpike Authority Revenue Bonds
5.00% due 01/01/27	300,000	365,076
North Carolina Central University Revenue Bonds
5.00% due 04/01/44	300,000	359,112
County of Wake North Carolina Revenue Bonds
5.00% due 09/01/36	200,000	250,832
Total North Carolina		975,020
West Virginia - 1.8%
West Virginia Higher Education Policy Commission Revenue Bonds
5.00% due 04/01/29	500,000	543,470
West Virginia Hospital Finance Authority Revenue Bonds
5.00% due 06/01/42	300,000	346,119
Total West Virginia		889,589
District of Columbia - 1.8%
District of Columbia General Obligation Unlimited
5.00% due 06/01/41	285,000	333,957
5.00% due 06/01/32	275,000	317,298
5.00% due 06/01/31	175,000	212,758
Total District of Columbia		864,013
Mississippi - 1.6%
Mississippi Development Bank Revenue Bonds
6.50% due 10/01/31	500,000	527,695
6.25% due 10/01/26	230,000	242,779
Total Mississippi		770,474
Arizona - 1.4%
Maricopa County Industrial Development Authority Revenue Bonds
5.00% due 01/01/41	250,000	295,495
Salt Verde Financial Corp. Revenue Bonds
5.00% due 12/01/32	200,000	253,252
Pinal County Elementary School District No. 4 Casa Grande General Obligation Unlimited
5.00% due 07/01/37	100,000	122,409
Total Arizona		671,156
Oklahoma - 1.4%
Oklahoma Development Finance Authority Revenue Bonds
5.00% due 08/15/28	350,000	425,621
Oklahoma City Airport Trust Revenue Bonds
5.00% due 07/01/30	200,000	244,326
Total Oklahoma		669,947
Florida - 1.4%
Miami Beach Redevelopment Agency Tax Allocation
5.00% due 02/01/40	300,000	339,267
City of Jacksonville Florida Revenue Bonds
5.00% due 10/01/29	300,000	330,180
Total Florida		669,447
South Carolina - 1.2%
Anderson County School District No. 5 General Obligation Unlimited
5.00% due 03/01/27	300,000	365,625

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount	Value
MUNICIPAL BONDS†† - 99.0% (continued)
South Carolina - 1.2% (continued)
Charleston County Airport District Revenue Bonds
5.00% due 07/01/43	$200,000	$243,382
Total South Carolina		609,007
Puerto Rico - 1.1%
Puerto Rico Highway & Transportation Authority Revenue Bonds
5.25% due 07/01/41	250,000	274,505
Puerto Rico Public Buildings Authority Revenue Bonds
6.00% due 07/01/23	250,000	271,058
Total Puerto Rico		545,563
Arkansas - 1.0%
County of Baxter Arkansas Revenue Bonds
5.00% due 09/01/26	330,000	373,748
University of Arkansas Revenue Bonds
5.00% due 11/01/47	100,000	118,880
Total Arkansas		492,628
Virginia - 1.0%
Virginia College Building Authority Revenue Bonds
5.00% due 02/01/25	250,000	298,742
Loudoun County Economic Development Authority Revenue Bonds
due 07/01/49[3]	500,000	186,045
Total Virginia		484,787
Ohio - 1.0%
County of Miami Ohio Revenue Bonds
5.00% due 08/01/33	200,000	240,582
American Municipal Power, Inc. Revenue Bonds
5.00% due 02/15/41	200,000	229,114
Total Ohio		469,696
Nebraska - 0.9%
Central Plains Energy Project Revenue Bonds
5.00% due 09/01/29	200,000	245,060
Nebraska Investment Finance Authority Revenue Bonds
3.40% due 09/01/39	200,000	206,648
Total Nebraska		451,708
Kentucky - 0.9%
Kentucky Economic Development Finance Authority Revenue Bonds
5.00% due 07/01/37	200,000	223,316
City of Ashland Kentucky Revenue Bonds
5.00% due 02/01/22	200,000	203,476
Total Kentucky		426,792
Iowa - 0.6%
Clinton Community School District Revenue Bonds
4.10% due 07/01/19	200,000	200,000
PEFA, Inc. Revenue Bonds
5.00% (VRDN) due 09/01/49[4]	100,000	117,899
Total Iowa		317,899
Nevada - 0.6%
Las Vegas Valley Water District General Obligation Ltd.
5.00% due 06/01/27	230,000	274,404
Delaware - 0.5%
Delaware State Health Facilities Authority Revenue Bonds
5.00% due 06/01/28	200,000	241,520
Georgia - 0.5%
Savannah Economic Development Authority Revenue Bonds
5.00% due 12/01/28	200,000	237,920
Vermont - 0.5%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
5.00% due 12/01/46	200,000	229,614
Alaska - 0.4%
University of Alaska Revenue Bonds
5.00% due 10/01/40	160,000	185,507
South Dakota - 0.4%
South Dakota Board of Regents Revenue Bonds
5.00% due 04/01/34	150,000	180,327
Idaho - 0.3%
Idaho Housing & Finance Association Revenue Bonds
5.00% due 07/15/30	100,000	126,980
Oregon - 0.2%
University of Oregon Revenue Bonds
5.00% due 04/01/48	100,000	119,656
Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp. Revenue Bonds
5.00% due 05/15/42	100,000	119,636
Utah - 0.2%
South Davis Metro Fire Service Area Revenue Bonds
5.00% due 12/01/34	100,000	119,635
Montana - 0.2%
Montana State Board of Regents Revenue Bonds
5.00% due 11/15/43	100,000	118,818

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount	Value
MUNICIPAL BONDS†† - 99.0% (continued)
Kansas - 0.2%
University of Kansas Hospital Authority Revenue Bonds
5.00% due 09/01/48	$100,000	$118,665
Indiana - 0.2%
Indiana Finance Authority Revenue Bonds
5.00% due 10/01/41	100,000	116,221
Total Municipal Bonds
(Cost $46,708,466)		48,792,825
Total Investments - 100.9%
(Cost $47,637,840)		$49,736,511
Other Assets & Liabilities, net - (0.9)%		(461,270)
Total Net Assets - 100.0%		$49,275,241

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of June 30, 2019.
[2]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2019. See table below for additional step information for each security.
[3] [4]

Zero coupon rate security.

The rate is adjusted periodically by the counterparty, allows the holder to tender the security upon a rate reset, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at June 30, 2019.

[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $239,596 (cost $215,563), or 0.5% of total net assets.
[6]	Security has no current coupon. However, a coupon rate will come into effect at a future rate reset date.

VRDN — Variable Rate Demand Note

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Closed-End Funds	$142,000	$—	$—	$142,000
Money Market Fund	801,686	—	—	801,686
Municipal Bonds	—	48,792,825	—	48,792,825
Total Assets	$943,686	$48,792,825	$—	$49,736,511

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited, due 08/01/42	6.85%	08/01/32	6.85%	08/01/32
Riverside County Redevelopment Successor Agency Tax Allocation, due 10/01/37	5.00%	10/01/21	5.00%	10/01/21

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 97.4%
REITs - 95.9%
REITs-Diversified - 15.9%
Equinix, Inc.	22,154	$11,172,041
VICI Properties, Inc.	252,637	5,568,119
American Tower Corp. — Class A	17,823	3,643,912
Crown Castle International Corp.	26,928	3,510,065
Digital Realty Trust, Inc.[1]	25,448	2,997,520
Four Corners Property Trust, Inc.	62,021	1,695,034
Cousins Properties, Inc.	37,450	1,354,567
CoreSite Realty Corp.	10,636	1,224,948
EPR Properties	13,598	1,014,275
Duke Realty Corp.	10,939	345,782
Total REITs-Diversified		32,526,263
REITs-Apartments - 15.8%
Equity Residential	109,791	8,335,333
AvalonBay Communities, Inc.	28,913	5,874,543
Invitation Homes, Inc.[1]	175,776	4,698,492
American Homes 4 Rent — Class A1	178,500	4,339,335
Essex Property Trust, Inc.[1]	12,928	3,774,071
UDR, Inc.	35,561	1,596,333
Mid-America Apartment Communities, Inc.	13,077	1,539,948
Apartment Investment & Management Co. — Class A	30,324	1,519,839
Camden Property Trust	7,805	814,764
Total REITs-Apartments		32,492,658
REITs-Health Care - 14.0%
Welltower, Inc.	103,284	8,420,745
Ventas, Inc.	121,798	8,324,893
HCP, Inc.	209,611	6,703,360
Omega Healthcare Investors, Inc.	142,300	5,229,525
Total REITs-Health Care		28,678,523
REITs-Warehouse/Industries - 9.5%
Prologis, Inc.	89,439	7,164,064
Rexford Industrial Realty, Inc.[1]	105,252	4,249,023
Terreno Realty Corp.[1]	79,926	3,919,571
EastGroup Properties, Inc.[1]	22,049	2,557,243
Americold Realty Trust	51,969	1,684,835
Total REITs-Warehouse/Industries		19,574,736
REITs-Storage - 8.5%
Public Storage	27,190	6,475,842
Iron Mountain, Inc.[1]	121,797	3,812,246
Extra Space Storage, Inc.[1]	34,530	3,663,633
CubeSmart	73,129	2,445,434
National Storage Affiliates Trust	36,053	1,043,374
Total REITs-Storage		17,440,529
REITs-Office Property - 7.5%
JBG SMITH Properties[1]	105,261	4,140,968
Alexandria Real Estate Equities, Inc.[1]	27,039	3,814,933
Boston Properties, Inc.	21,836	2,816,844
Hudson Pacific Properties, Inc.	62,913	2,093,116
Kilroy Realty Corp.	12,984	958,349
Highwoods Properties, Inc.	19,100	788,830
Douglas Emmett, Inc.	19,390	772,498
Total REITs-Office Property		15,385,538
REITs-Single Tenant - 6.1%
Realty Income Corp.	79,415	5,477,253
STORE Capital Corp.[1]	88,820	2,947,936
National Retail Properties, Inc.	41,134	2,180,513
Spirit Realty Capital, Inc.	45,387	1,936,209
Total REITs-Single Tenant		12,541,911
REITs-Manufactured Homes - 5.8%
Sun Communities, Inc.	50,553	6,480,389
Equity LifeStyle Properties, Inc.	44,225	5,366,262
Total REITs-Manufactured Homes		11,846,651
REITs-Shopping Centers - 3.9%
Federal Realty Investment Trust[1]	33,861	4,359,942
Regency Centers Corp.[1]	54,000	3,603,960
Total REITs-Shopping Centers		7,963,902
REITs-Regional Malls - 3.8%
Simon Property Group, Inc.	48,233	7,705,704
REITs-Hotels - 3.4%
MGM Growth Properties LLC — Class A	107,096	3,282,492
Pebblebrook Hotel Trust	61,435	1,731,238
Sunstone Hotel Investors, Inc.	115,183	1,579,159
Host Hotels & Resorts, Inc.	27,542	501,815
Total REITs-Hotels		7,094,704
REITs-Mortgage - 1.7%
Annaly Capital Management, Inc.	288,457	2,633,612
Blackstone Mortgage Trust, Inc. — Class A	22,230	790,943
Total REITs-Mortgage		3,424,555
Total REITs		196,675,674
Software - 1.5%
Computer Software - 1.5%
InterXion Holding N.V.*	41,119	3,128,745
Total Common Stocks
(Cost $175,817,540)		199,804,419

MONEY MARKET FUND† - 3.8%
Dreyfus Treasury Securities Cash Management Fund - Institutional Shares 2.10%[2]	7,893,482	7,893,482
Total Money Market Fund
(Cost $7,893,482)		7,893,482
Total Investments - 101.2%
(Cost $183,711,022)		207,697,901

COMMON STOCKS SOLD SHORT† - (11.4%)
Home Builders - (0.4%)
Buildings - Residential/Commercial - (0.4%)
Lennar Corp. — Class A	(7,242)	(350,947)
PulteGroup, Inc.	(11,828)	(374,002)
Total Buildings - Residential/Commercial		(724,949)
Total Home Builders		(724,949)

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS SOLD SHORT† - (11.4%) (continued)
Private Equity - (0.4%)
NexPoint Residential Trust, Inc.	(20,754)	$(859,216)
Real Estate - (0.7%)
Real Estate Management/Services - (0.7%)
Cushman & Wakefield plc*	(41,405)	(740,321)
CBRE Group, Inc. — Class A*	(15,038)	(771,450)
Total Real Estate Management/Services		(1,511,771)
Total Real Estate		(1,511,771)
Lodging - (0.9%)
Hotels & Motels - (0.9%)
Hilton Worldwide Holdings, Inc.	(6,349)	(620,551)
Marriott International, Inc. — Class A	(8,372)	(1,174,508)
Total Hotels & Motels		(1,795,059)
Total Lodging		(1,795,059)
REITs - (9.0%)
REITs-Mortgage - (0.4%)
Apollo Commercial Real Estate Finance, Inc.	(42,604)	(783,488)
REITs-Apartments - (0.4%)
Independence Realty Trust, Inc.	(72,673)	(840,827)
REITs-Regional Malls - (0.7%)
Washington Prime Group, Inc.	(149,227)	(570,047)
Tanger Factory Outlet Centers, Inc.	(52,482)	(850,733)
Total REITs-Regional Malls		(1,420,780)
REITs-Shopping Centers - (0.8%)
Brixmor Property Group, Inc.	(38,316)	(685,090)
Kimco Realty Corp.	(51,401)	(949,890)
Total REITs-Shopping Centers		(1,634,980)
REITs-Warehouse/Industries - (0.8%)
CyrusOne, Inc.	(11,296)	(652,005)
Prologis, Inc.	(12,952)	(1,037,455)
Total REITs-Warehouse/Industries		(1,689,460)
REITs-Health Care - (0.9%)
Healthcare Realty Trust, Inc.	(26,833)	(840,410)
Physicians Realty Trust	(59,688)	(1,040,959)
Total REITs-Health Care		(1,881,369)
REITs-Hotels - (1.5%)
Ashford Hospitality Trust, Inc.	(73,979)	(219,718)
Hersha Hospitality Trust	(49,819)	(824,006)
Hospitality Properties Trust	(40,975)	(1,024,375)
Xenia Hotels & Resorts, Inc.	(50,788)	(1,058,930)
Total REITs-Hotels		(3,127,029)
REITs-Diversified - (1.7%)
Vornado Realty Trust	(13,920)	(892,272)
Digital Realty Trust, Inc.	(9,925)	(1,169,066)
PS Business Parks, Inc.	(7,872)	(1,326,668)
Total REITs-Diversified		(3,388,006)
REITs-Office Property - (1.8%)
SL Green Realty Corp.	(8,140)	(654,212)
Brandywine Realty Trust	(62,984)	(901,931)
VEREIT, Inc.	(107,441)	(968,043)
Piedmont Office Realty Trust, Inc. — Class A	(58,299)	(1,161,899)
Total REITs-Office Property		(3,686,085)
Total REITs		(18,452,024)
Total Common Stocks Sold Short
(Proceeds $23,492,988)		(23,343,019)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (3.2%)
Vanguard Real Estate ETF	18,290	(1,598,546)
iShares U.S. Real Estate ETF	57,756	(5,042,676)
Total Exchange-Traded Funds Sold Short
(Proceeds $6,622,932)		(6,641,222)
Total Securities Sold Short - (14.6%)
(Proceeds $30,115,920)		$(29,984,241)
Other Assets & Liabilities, net - 13.4%		27,427,456
Total Net Assets - 100.0%		$205,141,116

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Goldman Sachs International	Risk Managed Real Estate Portfolio Long Custom Basket Swap[5]	2.83%	At Maturity	05/06/24	$27,064,134	$(119,103)

Morgan Stanley Capital Services LLC	Risk Managed Real Estate Portfolio Long Custom Basket Swap[3]	2.78%	At Maturity	06/12/24	28,511,678	(187,120)

					$55,575,812	$(306,223)
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	Risk Managed Real Estate Portfolio Short Custom Basket Swap[6]	(2.04%)	At Maturity	05/06/24	$27,819,853	$458,738
Morgan Stanley Capital Services LLC	Risk Managed Real Estate Portfolio Short Custom Basket Swap[4]	(1.95%)	At Maturity	06/12/24	27,911,874	471,217
					$55,731,727	$929,955

CUSTOM BASKET OF LONG SECURITIES[3]
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Ventas, Inc.	16,128	3.88%	$55,958
InterXion Holding N.V.*	16,528	4.42%	39,720
Terreno Realty Corp.	21,009	3.61%	34,912
Rexford Industrial Realty, Inc.	30,434	4.31%	12,589
HCP, Inc.	33,347	3.74%	12,197
Omega Healthcare Investors, Inc.	29,171	3.76%	8,060
Equinix, Inc.	2,592	4.58%	1,298
Annaly Capital Management, Inc.	97,870	3.13%	(1,047)
MGM Growth Properties LLC — Class A	22,183	2.38%	(2,247)
Sunstone Hotel Investors, Inc.	37,539	1.81%	(3,401)
VICI Properties, Inc.	54,990	4.25%	(6,961)
Sun Communities, Inc.	10,662	4.79%	(8,384)
Iron Mountain, Inc.	27,092	2.97%	(9,730)
Blackstone Mortgage Trust, Inc. — Class A	19,334	2.41%	(9,878)
Pebblebrook Hotel Trust	26,286	2.60%	(10,687)
Americold Realty Trust	44,650	5.08%	(10,716)
CubeSmart	21,043	2.47%	(11,648)
Invitation Homes, Inc.	50,853	4.77%	(12,344)
Equity LifeStyle Properties, Inc.	8,823	3.75%	(14,716)
JBG SMITH Properties	21,826	3.01%	(15,060)
Hudson Pacific Properties, Inc.	20,503	2.39%	(17,259)
Federal Realty Investment Trust	6,725	3.04%	(17,550)
American Homes 4 Rent — Class A	54,191	4.62%	(21,303)
Four Corners Property Trust, Inc.	24,116	2.31%	(21,562)
Equity Residential	14,922	3.97%	(25,908)
Cousins Properties, Inc.	16,531	2.10%	(34,219)
American Tower Corp. — Class A	6,442	4.62%	(44,561)
Crown Castle International Corp.	11,443	5.23%	(52,673)
Total Custom Basket of Long Securities			$(187,120)

CUSTOM BASKET OF SHORT SECURITIES[4]
iShares U.S. Real Estate ETF	(53,975)	(16.87%)	$108,490
Ashford Hospitality Trust, Inc.	(69,065)	(0.73%)	91,856
SL Green Realty Corp.	(7,600)	(2.19%)	55,320
Brandywine Realty Trust	(58,801)	(3.02%)	54,486
Washington Prime Group, Inc.	(139,316)	(1.91%)	53,562
Vanguard Real Estate ETF	(18,150)	(5.68%)	50,978
Physicians Realty Trust	(55,724)	(3.48%)	35,438
Vornado Realty Trust	(12,995)	(2.98%)	34,304
Piedmont Office Realty Trust, Inc. — Class A	(54,427)	(3.89%)	33,682

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Healthcare Realty Trust, Inc.	(21,829)	(2.45%)	$27,145
Lennar Corp. — Class A	(6,761)	(1.17%)	24,924
Hersha Hospitality Trust	(46,510)	(2.76%)	21,776
Xenia Hotels & Resorts, Inc.	(47,415)	(3.54%)	18,898
Digital Realty Trust, Inc.	(9,266)	(3.91%)	14,486
VEREIT, Inc.	(100,407)	(3.24%)	13,101
Apollo Commercial Real Estate Finance, Inc.	(37,055)	(2.44%)	10,327
PS Business Parks, Inc.	(7,349)	(4.44%)	6,366
PulteGroup, Inc.	(11,043)	(1.25%)	6,208
Independence Realty Trust, Inc.	(66,254)	(2.75%)	3,975
Brixmor Property Group, Inc.	(35,771)	(2.29%)	1,489
Tanger Factory Outlet Centers, Inc.	(48,997)	(2.85%)	(1,464)
Cushman & Wakefield plc*	(38,655)	(2.48%)	(2,586)
Kimco Realty Corp.	(47,987)	(3.18%)	(4,171)
CyrusOne, Inc.	(10,556)	(2.18%)	(10,556)
Prologis, Inc.	(12,092)	(3.47%)	(15,084)
Hospitality Properties Trust	(38,254)	(3.43%)	(21,579)
NexPoint Residential Trust, Inc.	(19,087)	(2.83%)	(24,431)
Hilton Worldwide Holdings, Inc.	(5,928)	(2.08%)	(26,057)
CBRE Group, Inc. — Class A*	(14,039)	(2.58%)	(30,884)
Marriott International, Inc. — Class A	(7,816)	(3.93%)	(58,782)
Total Custom Basket of Short Securities			$471,217

CUSTOM BASKET OF LONG SECURITIES[5]
Ventas, Inc.	16,128	4.06%	$60,764
InterXion Holding N.V.*	16,528	4.65%	42,279
Terreno Realty Corp.	21,009	3.81%	40,017
Rexford Industrial Realty, Inc.	30,434	4.54%	23,787
HCP, Inc.	33,347	3.94%	14,100
Omega Healthcare Investors, Inc.	29,171	3.96%	11,987
Equinix, Inc.	2,592	4.83%	(8)
MGM Growth Properties LLC — Class A	22,183	2.51%	(1,264)
Annaly Capital Management, Inc.	97,870	3.30%	(1,977)
Sunstone Hotel Investors, Inc.	37,539	1.90%	(3,595)
VICI Properties, Inc.	54,990	4.48%	(3,707)
Sun Communities, Inc.	10,662	5.05%	(5,617)
Blackstone Mortgage Trust, Inc. — Class A	19,334	2.54%	(10,825)
Iron Mountain, Inc.	27,092	3.13%	(10,834)
Equity LifeStyle Properties, Inc.	8,823	3.96%	(11,285)
Invitation Homes, Inc.	50,853	5.02%	(11,365)
CubeSmart	21,043	2.60%	(13,190)
Pebblebrook Hotel Trust	26,286	2.74%	(13,428)
Four Corners Property Trust, Inc.	24,116	2.44%	(13,584)
JBG SMITH Properties	21,826	3.17%	(14,842)
Federal Realty Investment Trust	6,725	3.20%	(15,049)
Cousins Properties, Inc.	16,531	2.21%	(18,338)
Hudson Pacific Properties, Inc.	20,503	2.52%	(20,920)
American Homes 4 Rent — Class A	54,191	4.87%	(22,563)
Equity Residential	14,922	4.19%	(27,764)
American Tower Corp. — Class A	6,442	4.87%	(31,444)
Crown Castle International Corp.	11,443	5.51%	(60,438)
Total Custom Basket of Long Securities			$(119,103)

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

CUSTOM BASKET OF SHORT SECURITIES[6]
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Ashford Hospitality Trust, Inc.	(69,065)	(0.74%)	$101,525
iShares U.S. Real Estate ETF	(53,975)	(16.94%)	95,367
Brandywine Realty Trust	(58,801)	(3.03%)	60,017
SL Green Realty Corp.	(7,600)	(2.20%)	57,238
Washington Prime Group, Inc.	(139,316)	(1.91%)	48,955
Vanguard Real Estate ETF	(17,097)	(5.37%)	40,957
Piedmont Office Realty Trust, Inc. — Class A	(54,427)	(3.90%)	33,898
Vornado Realty Trust	(12,995)	(2.99%)	33,841
Physicians Realty Trust	(55,724)	(3.49%)	25,990
Lennar Corp. — Class A	(6,761)	(1.18%)	25,965
Hersha Hospitality Trust	(46,510)	(2.77%)	24,777
Healthcare Realty Trust, Inc.	(21,829)	(2.46%)	22,793
Xenia Hotels & Resorts, Inc.	(47,415)	(3.55%)	14,596
Digital Realty Trust, Inc.	(9,266)	(3.92%)	13,120
Apollo Commercial Real Estate Finance, Inc.	(37,055)	(2.45%)	10,138
PulteGroup, Inc.	(11,043)	(1.26%)	9,312
VEREIT, Inc.	(100,407)	(3.25%)	7,600
Tanger Factory Outlet Centers, Inc.	(48,997)	(2.85%)	1,603
Brixmor Property Group, Inc.	(35,771)	(2.30%)	616
PS Business Parks, Inc.	(7,349)	(4.45%)	(286)
Cushman & Wakefield plc*	(38,655)	(2.48%)	(1,770)
Independence Realty Trust, Inc.	(66,255)	(2.76%)	(3,313)
Kimco Realty Corp.	(47,987)	(3.19%)	(6,821)
CyrusOne, Inc.	(10,556)	(2.19%)	(11,050)
Prologis, Inc.	(12,092)	(3.48%)	(14,833)
Hospitality Properties Trust	(38,254)	(3.44%)	(15,929)
NexPoint Residential Trust, Inc.	(19,087)	(2.84%)	(22,141)
Hilton Worldwide Holdings, Inc.	(5,928)	(2.08%)	(23,223)
CBRE Group, Inc. — Class A*	(14,039)	(2.59%)	(23,442)
Marriott International, Inc. — Class A	(7,816)	(3.94%)	(46,762)
Total Custom Basket of Short Securities			$458,738

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2019.
[2]	Rate indicated is the 7-day yield as of June 30, 2019.
[3]	Total Return based on the return of the custom Morgan Stanley long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2019.
[4]	Total Return based on the return of the custom Morgan Stanley short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2019.
[5]	Total Return based on the return of the custom Goldman Sachs long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2019.
[6]	Total Return based on the return of the custom Goldman Sachs short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$199,804,419	$—	$—	$199,804,419
Money Market Fund	7,893,482	—	—	7,893,482
Custom Basket Swap Agreements**	—	929,955	—	929,955
Total Assets	$207,697,901	$929,955	$—	$208,627,856

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,343,019	$—	$—	$23,343,019
Exchange-Traded Funds	6,641,222	—	—	6,641,222
Custom Basket Swap Agreements**	—	306,223	—	306,223
Total Liabilities	$29,984,241	$306,223	$—	$30,290,464

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 93.2%
Financial - 35.2%
Equity Commonwealth REIT	8,621	$280,355
Radian Group, Inc.	11,142	254,595
Physicians Realty Trust REIT	13,719	239,259
Wintrust Financial Corp.	3,227	236,087
Axis Capital Holdings Ltd.	3,874	231,084
Federal Agricultural Mortgage Corp. — Class C	2,765	200,905
Invesco Mortgage Capital, Inc. REIT	12,303	198,324
Umpqua Holdings Corp.	11,784	195,497
Lexington Realty Trust REIT	18,262	171,846
Hanmi Financial Corp.	7,713	171,768
Investors Bancorp, Inc.	15,277	170,339
Cathay General Bancorp	4,709	169,100
WSFS Financial Corp.	3,888	160,574
Cousins Properties, Inc. REIT	4,336	156,833
CNO Financial Group, Inc.	9,059	151,104
Berkshire Hills Bancorp, Inc.	4,686	147,094
Pinnacle Financial Partners, Inc.	2,490	143,125
RLJ Lodging Trust REIT	7,364	130,637
IBERIABANK Corp.	1,661	125,987
First Horizon National Corp.	8,402	125,442
Hilltop Holdings, Inc.	5,825	123,898
Redwood Trust, Inc. REIT	7,090	117,198
Hancock Whitney Corp.	2,853	114,291
Piedmont Office Realty Trust, Inc. — Class A REIT	5,074	101,125
Howard Hughes Corp.*	793	98,205
Sunstone Hotel Investors, Inc. REIT	6,999	95,956
Kennedy-Wilson Holdings, Inc.	4,658	95,815
PennyMac Mortgage Investment Trust REIT	4,180	91,249
Flagstar Bancorp, Inc.	2,748	91,069
Stifel Financial Corp.	1,471	86,877
National Storage Affiliates Trust REIT	2,942	85,142
Washington Federal, Inc.	2,412	84,251
Preferred Bank/Los Angeles CA	1,759	83,113
American National Insurance Co.	692	80,597
Prosperity Bancshares, Inc.	1,188	78,467
BOK Financial Corp.	1,015	76,612
Simmons First National Corp. — Class A	3,287	76,456
MGIC Investment Corp.*	5,666	74,451
RMR Group, Inc. — Class A	1,559	73,242
Third Point Reinsurance Ltd.*	6,030	62,230
Total Financial		5,450,199
Industrial - 17.5%
MDU Resources Group, Inc.	9,507	245,281
Scorpio Tankers, Inc.	8,142	240,352
Louisiana-Pacific Corp.	7,566	198,380
US Concrete, Inc.*	3,266	162,288
GATX Corp.	2,020	160,166
Graphic Packaging Holding Co.	10,891	152,256
Valmont Industries, Inc.	1,074	136,194
Owens Corning	1,846	107,437
PGT Innovations, Inc.*	6,417	107,292
Plexus Corp.*	1,768	103,198
Trinseo S.A.	2,402	101,701
Sanmina Corp.*	3,296	99,803
Advanced Energy Industries, Inc.*	1,695	95,378
Rexnord Corp.*	3,055	92,322
Kirby Corp.*	1,156	91,324
Knight-Swift Transportation Holdings, Inc.	2,730	89,653
Gibraltar Industries, Inc.*	2,207	89,075
Crane Co.	971	81,020
Park Electrochemical Corp.	4,814	80,346
EnPro Industries, Inc.	1,256	80,183
Oshkosh Corp.	871	72,720
Vishay Intertechnology, Inc.	3,910	64,593
KEMET Corp.	3,260	61,320
Total Industrial		2,712,282
Consumer, Non-cyclical - 8.1%
Encompass Health Corp.	3,001	190,143
Premier, Inc. — Class A*	4,830	188,901
Central Garden & Pet Co. — Class A*	7,348	181,055
Navigant Consulting, Inc.	5,680	131,719
Sanderson Farms, Inc.	954	130,278
Eagle Pharmaceuticals, Inc.*	2,080	115,815
Cambrex Corp.*	2,254	105,510
Emergent BioSolutions, Inc.*	1,592	76,909
Ingredion, Inc.	915	75,479
AMAG Pharmaceuticals, Inc.*	5,507	55,015
Total Consumer, Non-cyclical		1,250,824
Utilities - 7.8%
Portland General Electric Co.	4,999	270,796
Black Hills Corp.	2,869	224,270
Southwest Gas Holdings, Inc.	1,850	165,797
PNM Resources, Inc.	3,251	165,508
Avista Corp.	3,657	163,102
ALLETE, Inc.	1,369	113,915
Ormat Technologies, Inc.	1,754	111,186
Total Utilities		1,214,574
Consumer, Cyclical - 7.7%
Hawaiian Holdings, Inc.	6,519	178,816
UniFirst Corp.	849	160,096
Foot Locker, Inc.	2,697	113,058
St. Joe Co.*	6,515	112,579
International Speedway Corp. — Class A	2,223	99,790
MDC Holdings, Inc.	3,024	99,127
Wabash National Corp.	5,595	91,031
Asbury Automotive Group, Inc.*	930	78,436
Abercrombie & Fitch Co. — Class A	4,717	75,661
KB Home	2,268	58,355
Tenneco, Inc. — Class A	3,584	39,747
Methode Electronics, Inc.	1,379	39,398
La-Z-Boy, Inc.	1,238	37,957
Total Consumer, Cyclical		1,184,051
Communications - 5.1%
Viavi Solutions, Inc.*	16,227	215,657
Ciena Corp.*	4,907	201,825
Gray Television, Inc.*	5,796	94,996
Scholastic Corp.	2,636	87,621

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 93.2% (continued)
Communications - 5.1% (continued)
InterDigital, Inc.	1,235	$79,534
Infinera Corp.*	26,643	77,531
Tribune Publishing Co.	4,200	33,474
Total Communications		790,638
Energy - 4.3%
Whiting Petroleum Corp.*	8,985	167,840
Oasis Petroleum, Inc.*	21,332	121,166
Range Resources Corp.	15,879	110,835
Delek US Holdings, Inc.	2,236	90,603
MRC Global, Inc.*	5,220	89,366
Gulfport Energy Corp.*	10,025	49,223
Antero Resources Corp.*	5,521	30,531
Total Energy		659,564
Basic Materials - 4.0%
Ashland Global Holdings, Inc.	2,288	182,971
Olin Corp.	5,224	114,458
Huntsman Corp.	4,128	84,376
Verso Corp. — Class A*	4,291	81,744
Reliance Steel & Aluminum Co.	836	79,102
Pan American Silver Corp.	3,415	44,088
Alcoa Corp.*	1,676	39,235
Total Basic Materials		625,974
Technology - 3.5%
MACOM Technology Solutions Holdings, Inc.*	10,351	156,610
CSG Systems International, Inc.	2,479	121,050
ManTech International Corp. — Class A	1,054	69,406
Nanometrics, Inc.*	1,980	68,726
Evolent Health, Inc. — Class A*	5,950	47,302
TiVo Corp.	5,675	41,825
Axcelis Technologies, Inc.*	2,324	34,976
Total Technology		539,895
Total Common Stocks
(Cost $14,377,743)		14,428,001

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,1,2	6,250	–
Total Convertible Preferred Stocks
(Cost $5,968)		–

RIGHTS††† - 0.0%
Basic Materials - 0.0%
Pan American Silver Corp.*,1	17,705	–
Total Rights
(Cost $–)		–

EXCHANGE-TRADED FUNDS† - 4.3%
iShares Russell 2000 Value ETF	5,513	664,316
Total Exchange-Traded Funds
(Cost $700,554)		664,316

MONEY MARKET FUND† - 2.3%
Dreyfus Treasury Securities Cash Management — Institutional Shares 2.10%[3]	357,669	357,669
Total Money Market Fund
(Cost $357,669)		357,669
Total Investments - 99.8%
(Cost $15,441,934)		$15,449,986
Other Assets & Liabilities, net - 0.2%		29,942
Total Net Assets - 100.0%		$15,479,928

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at June 30, 2019. The total market value of fair valued securities amounts to $0, (cost $5,968) or 0.0% of total net assets.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7-day yield as of June 30, 2019.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$14,428,001	$—	$—		$14,428,001
Convertible Preferred Stocks	—	—	—	*	—
Rights	—	—	—	*	—
Exchange-Traded Funds	664,316	—	—		664,316
Money Market Fund	357,669	—	—		357,669
Total Assets	$15,449,986	$—	$—		$15,449,986

*	Security has a market value of $0.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 20.7%
Consumer, Non-cyclical - 6.2%
Johnson & Johnson	7,411	$1,032,204
Pfizer, Inc.	19,024	824,120
Merck & Company, Inc.	9,295	779,386
Amgen, Inc.	3,424	630,975
Medtronic plc	5,924	576,938
Gilead Sciences, Inc.	8,279	559,329
Philip Morris International, Inc.	6,461	507,382
Kimberly-Clark Corp.	3,680	490,470
McKesson Corp.	3,447	463,242
UnitedHealth Group, Inc.	1,832	447,026
Archer-Daniels-Midland Co.	10,917	445,414
Humana, Inc.	1,666	441,990
Anthem, Inc.	1,455	410,616
Allergan plc	2,297	384,587
Tyson Foods, Inc. — Class A	4,547	367,125
Biogen, Inc.*	1,466	342,853
Procter & Gamble Co.	3,045	333,884
Molson Coors Brewing Co. — Class B	5,580	312,480
CVS Health Corp.	5,231	285,037
AmerisourceBergen Corp. — Class A	3,138	267,546
Altria Group, Inc.	5,613	265,776
PepsiCo, Inc.	1,981	259,768
Kroger Co.	11,829	256,807
HCA Healthcare, Inc.	1,871	252,903
Constellation Brands, Inc. — Class A	1,235	243,221
Zimmer Biomet Holdings, Inc.	2,001	235,598
AbbVie, Inc.	2,517	183,036
Cardinal Health, Inc.	3,469	163,390
General Mills, Inc.	3,082	161,867
Universal Health Services, Inc. — Class B	1,148	149,688
Bristol-Myers Squibb Co.	2,731	123,851
Colgate-Palmolive Co.	1,703	122,054
Kellogg Co.	2,144	114,854
Sysco Corp.	1,615	114,213
Total Consumer, Non-cyclical		12,549,630
Communications - 3.7%
Alphabet, Inc. — Class C*	1,312	1,418,154
Amazon.com, Inc.*	488	924,091
Verizon Communications, Inc.	13,041	745,032
Comcast Corp. — Class A	17,126	724,087
Facebook, Inc. — Class A*	3,352	646,936
AT&T, Inc.	14,979	501,946
Discovery, Inc. — Class A*	15,090	463,263
DISH Network Corp. — Class A*	12,048	462,764
Omnicom Group, Inc.	5,472	448,431
Walt Disney Co.	3,003	419,339
eBay, Inc.	6,888	272,076
Discovery, Inc. — Class C*	8,684	247,060
Corning, Inc.	5,102	169,540
Cisco Systems, Inc.	2,344	128,287
Total Communications		7,571,006
Industrial - 2.8%
Caterpillar, Inc.	4,263	581,004
United Parcel Service, Inc. — Class B	5,376	555,180
CSX Corp.	6,583	509,327
Norfolk Southern Corp.	2,452	488,757
FedEx Corp.	2,937	482,226
Cummins, Inc.	2,725	466,901
Parker-Hannifin Corp.	2,699	458,857
J.B. Hunt Transport Services, Inc.	4,525	413,630
Huntington Ingalls Industries, Inc.	1,621	364,304
Snap-on, Inc.	2,034	336,912
Masco Corp.	7,398	290,298
Union Pacific Corp.	1,473	249,099
General Electric Co.	14,991	157,405
Kansas City Southern	1,116	135,951
CH Robinson Worldwide, Inc.	1,501	126,609
Total Industrial		5,616,460
Technology - 2.7%
Apple, Inc.	7,329	1,450,556
Microsoft Corp.	9,938	1,331,294
Intel Corp.	13,315	637,389
Oracle Corp.	8,436	480,599
Activision Blizzard, Inc.	7,788	367,594
HP, Inc.	16,944	352,266
Lam Research Corp.	1,567	294,345
Seagate Technology plc	4,662	219,673
International Business Machines Corp.	1,494	206,023
Skyworks Solutions, Inc.	2,104	162,576
Total Technology		5,502,315
Energy - 2.5%
Exxon Mobil Corp.	12,634	968,143
Chevron Corp.	6,607	822,175
ConocoPhillips	8,349	509,289
Kinder Morgan, Inc.	19,278	402,525
Williams Companies, Inc.	13,818	387,457
ONEOK, Inc.	5,572	383,409
Phillips 66	4,031	377,060
Marathon Petroleum Corp.	6,626	370,261
Valero Energy Corp.	4,281	366,496
HollyFrontier Corp.	5,026	232,603
Marathon Oil Corp.	13,569	192,816
Total Energy		5,012,234
Consumer, Cyclical - 1.7%
TJX Companies, Inc.	10,019	529,805
PACCAR, Inc.	6,559	470,018
Walgreens Boots Alliance, Inc.	8,393	458,845
United Continental Holdings, Inc.*	4,846	424,267
Delta Air Lines, Inc.	7,081	401,847
Alaska Air Group, Inc.	5,453	348,501
Southwest Airlines Co.	6,638	337,078
BorgWarner, Inc.	7,320	307,293
AutoZone, Inc.*	183	201,203
Total Consumer, Cyclical		3,478,857
Financial - 1.1%
Berkshire Hathaway, Inc. — Class B*	1,922	409,713
JPMorgan Chase & Co.	3,379	377,772
Visa, Inc. — Class A	1,607	278,895
Bank of America Corp.	8,555	248,095

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 20.7% (continued)
Financial - 1.1% (continued)
Hartford Financial Services Group, Inc.	4,136	$230,458
Western Union Co.	11,191	222,589
MetLife, Inc.	3,688	183,183
Prudential Financial, Inc.	1,222	123,422
Travelers Companies, Inc.	823	123,055
Northern Trust Corp.	1,330	119,700
Total Financial		2,316,882
Total Common Stocks
(Cost $40,214,234)		42,047,384

MUTUAL FUNDS† - 73.7%
Guggenheim Strategy Fund III[1]	2,727,415	67,612,629
Guggenheim Strategy Fund II1	2,432,225	60,367,827
Guggenheim Ultra Short Duration Fund — Institutional Class[1,2]	2,155,544	21,469,219
Total Mutual Funds
(Cost $150,049,965)		149,449,675

MONEY MARKET FUND† - 5.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 2.10%[3]	10,524,920	10,524,920
Total Money Market Fund
(Cost $10,524,920)		10,524,920
Total Investments - 99.6%
(Cost $200,789,119)		$202,021,979
Other Assets & Liabilities, net - 0.4%		720,645
Total Net Assets - 100.0%		$202,742,624

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A	S&P 500 Index	2.83%	At Maturity	09/30/19	28,022	$165,543,888	$4,955,326

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Effective November 30, 2018, Guggenheim Strategy I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[3]	Rate indicated is the 7-day yield as of June 30, 2019.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$42,047,384	$—	$—	$42,047,384
Mutual Funds	149,449,675	—	—	149,449,675
Money Market Fund	10,524,920	—	—	10,524,920
Equity Index Swap Agreements**	—	4,955,326	—	4,955,326
Total Assets	$202,021,979	$4,955,326	$—	$206,977,305

**	This derivative is reported as unrealized appreciation/depreciation at period end.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Shares 06/30/19	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Limited Duration Fund — Institutional Class	$16,592,241	$114,943	$(16,646,649)	$271,859	$(332,394)	$–	–	$114,627	$319
Guggenheim Strategy Fund II	66,163,141	8,539,220	(13,968,303)	(4,175)	(362,056)	60,367,827	2,432,225	1,299,326	30,930
Guggenheim Strategy Fund III	78,685,454	2,624,214	(13,063,354)	(77,617)	(556,068)	67,612,629	2,727,415	1,621,457	2,778
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	17,256,263	26,264,101	(22,020,934)	5,177	(35,388)	21,469,219	2,155,544	354,012	5,297
	$178,697,099	$37,542,478	$(65,699,240)	$195,244	$(1,285,906)	$149,449,675		$3,389,422	$39,324

[1]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 20.1%
Consumer, Non-cyclical - 6.3%
STERIS plc	2,929	$436,070
Hill-Rom Holdings, Inc.	3,130	327,461
Bio-Rad Laboratories, Inc. — Class A*	998	311,965
Post Holdings, Inc.*	2,960	307,751
Molina Healthcare, Inc.*	1,933	276,689
Encompass Health Corp.	4,261	269,977
Sabre Corp.	11,959	265,490
PRA Health Sciences, Inc.*	2,004	198,697
Charles River Laboratories International, Inc.*	1,371	194,545
Hologic, Inc.*	3,853	185,021
Zimmer Biomet Holdings, Inc.	1,518	178,729
Humana, Inc.	660	175,098
Baxter International, Inc.	1,961	160,606
Aaron's, Inc.	2,544	156,227
Flowers Foods, Inc.	6,649	154,722
Catalent, Inc.*	2,666	144,524
Integra LifeSciences Holdings Corp.*	2,420	135,157
DaVita, Inc.*	2,334	131,311
Universal Health Services, Inc. — Class B	980	127,782
Sysco Corp.	1,695	119,871
West Pharmaceutical Services, Inc.	929	116,264
United Rentals, Inc.*	842	111,675
McKesson Corp.	796	106,974
Alexion Pharmaceuticals, Inc.*	814	106,618
Clorox Co.	647	99,062
Constellation Brands, Inc. — Class A	501	98,667
Adtalem Global Education, Inc.*	2,143	96,542
Syneos Health, Inc.*	1,846	94,312
MarketAxess Holdings, Inc.	289	92,890
Kimberly-Clark Corp.	657	87,565
H&R Block, Inc.	2,928	85,790
HealthEquity, Inc.*	1,092	71,417
Robert Half International, Inc.	1,001	57,067
WEX, Inc.*	260	54,106
Regeneron Pharmaceuticals, Inc.*	165	51,645
Total Consumer, Non-cyclical		5,588,287
Industrial - 4.8%
Old Dominion Freight Line, Inc.	1,883	281,057
Kennametal, Inc.	7,019	259,633
Lincoln Electric Holdings, Inc.	2,739	225,474
Regal Beloit Corp.	2,735	223,477
Curtiss-Wright Corp.	1,738	220,952
Gentex Corp.	8,918	219,472
Landstar System, Inc.	1,848	199,565
Carlisle Companies, Inc.	1,299	182,393
Masco Corp.	4,620	181,289
Kansas City Southern	1,433	174,568
Kirby Corp.*	2,164	170,956
Louisiana-Pacific Corp.	5,819	152,574
Expeditors International of Washington, Inc.	1,922	145,803
KBR, Inc.	5,739	143,131
Crane Co.	1,697	141,598
ITT, Inc.	2,150	140,782
Littelfuse, Inc.	780	137,990
XPO Logistics, Inc.*	2,378	137,472
J.B. Hunt Transport Services, Inc.	1,500	137,115
EnerSys	1,824	124,944
Lennox International, Inc.	427	117,425
GATX Corp.	1,474	116,874
Agilent Technologies, Inc.	1,296	96,772
Waters Corp.*	406	87,387
IDEX Corp.	431	74,192
Trimble, Inc.*	1,568	70,733
Aerojet Rocketdyne Holdings, Inc.*	1,359	60,842
Total Industrial		4,224,470
Consumer, Cyclical - 2.6%
Live Nation Entertainment, Inc.*	3,600	238,500
UniFirst Corp.	1,078	203,279
Cinemark Holdings, Inc.	5,427	195,915
Domino's Pizza, Inc.	675	187,839
NVR, Inc.*	53	178,623
MSC Industrial Direct Company, Inc. — Class A	2,372	176,145
Deckers Outdoor Corp.*	910	160,133
Williams-Sonoma, Inc.	2,023	131,495
Cracker Barrel Old Country Store, Inc.	769	131,291
VF Corp.	1,383	120,805
Five Below, Inc.*	909	109,098
Brinker International, Inc.	2,707	106,521
Carter's, Inc.	902	87,981
AutoZone, Inc.*	60	65,968
Eldorado Resorts, Inc.*	1,309	60,305
WW Grainger, Inc.	218	58,474
Sally Beauty Holdings, Inc.*	4,117	54,921
Ollie's Bargain Outlet Holdings, Inc.*	530	46,168
Total Consumer, Cyclical		2,313,461
Technology - 2.1%
Leidos Holdings, Inc.	3,777	301,594
Zebra Technologies Corp. — Class A*	1,346	281,973
Teradyne, Inc.	4,799	229,920
j2 Global, Inc.	2,165	192,447
MAXIMUS, Inc.	2,506	181,785
Skyworks Solutions, Inc.	1,906	147,277
Seagate Technology plc	2,711	127,742
Cerner Corp.	1,578	115,667
CDK Global, Inc.	1,997	98,732
NetApp, Inc.	1,521	93,846
Electronic Arts, Inc.*	619	62,680
PTC, Inc.*	604	54,215
Total Technology		1,887,878
Communications - 1.7%
John Wiley & Sons, Inc. — Class A	4,395	201,555
InterDigital, Inc.	3,053	196,613
AMC Networks, Inc. — Class A*	3,562	194,093
Cable One, Inc.	161	188,529
New York Times Co. — Class A	5,322	173,604
Ciena Corp.*	3,460	142,310

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 20.1% (continued)
Communications - 1.7% (continued)
Cars.com, Inc.*	6,077	$119,838
eBay, Inc.	2,859	112,931
World Wrestling Entertainment, Inc. — Class A	1,232	88,963
FactSet Research Systems, Inc.	305	87,401
Total Communications		1,505,837
Energy - 1.3%
ONEOK, Inc.	2,658	182,897
HollyFrontier Corp.	3,351	155,084
Apache Corp.	5,001	144,879
PBF Energy, Inc. — Class A	4,460	139,598
Marathon Oil Corp.	9,408	133,688
Devon Energy Corp.	4,396	125,374
Murphy Oil Corp.	3,400	83,810
CNX Resources Corp.*	10,984	80,293
Southwestern Energy Co.*	22,128	69,924
Total Energy		1,115,547
Financial - 0.8%
Weingarten Realty Investors REIT	6,735	184,674
Western Union Co.	8,840	175,828
Northern Trust Corp.	1,095	98,550
Medical Properties Trust, Inc. REIT	4,328	75,480
Interactive Brokers Group, Inc. — Class A	1,275	69,105
National Retail Properties, Inc. REIT	963	51,048
American Campus Communities, Inc. REIT	725	33,466
Highwoods Properties, Inc. REIT	763	31,512
Total Financial		719,663
Utilities - 0.3%
UGI Corp.	3,573	190,834
Aqua America, Inc.	1,923	79,554
Total Utilities		270,388
Basic Materials - 0.2%
Chemours Co.	5,824	139,776
Total Common Stocks
(Cost $16,758,708)		17,765,307

MUTUAL FUNDS† - 75.3%
Guggenheim Strategy Fund II1	1,184,874	29,408,580
Guggenheim Strategy Fund III[1]	1,114,557	27,629,876
Guggenheim Ultra Short Duration Fund - Institutional Class[1,2]	969,266	9,653,890
Total Mutual Funds
(Cost $66,941,216)		66,692,346

MONEY MARKET FUND† - 3.3%
Dreyfus Treasury Securities Cash Management Fund - Institutional Shares 2.10%[3]	2,962,463	2,962,463
Total Money Market Fund
(Cost $2,962,463)		2,962,463
Total Investments - 98.7%
(Cost $86,662,387)		$87,420,116
Other Assets & Liabilities, net - 1.3%		1,191,553
Total Net Assets - 100.0%		$88,611,669

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	15	Sep 2019	$2,207,438	$34,938

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A	Russell MidCap Growth Index Total Return	2.74%	At Maturity	09/30/19	20,563	$69,973,627	$3,632,660

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[3]	Rate indicated is the 7-day yield as of June 30, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,765,307	$—	$—	$17,765,307
Mutual Funds	66,692,346	—	—	66,692,346
Money Market Fund	2,962,463	—	—	2,962,463
Equity Futures Contracts**	34,938	—	—	34,938
Equity Index Swap Agreements**	—	3,632,660	—	3,632,660
Total Assets	$87,455,054	$3,632,660	$—	$91,087,714

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Shares 06/30/19	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Limited Duration Fund — Institutional Class	$6,598,929	$46,025	$(6,620,712)	$108,157	$(132,399)	$–	–	$45,899	$127
Guggenheim Strategy Fund II	25,058,692	9,272,074	(4,785,434)	109	(136,861)	29,408,580	1,184,874	569,987	11,746
Guggenheim Strategy Fund III	30,040,343	1,660,091	(3,819,309)	(29,757)	(221,492)	27,629,876	1,114,557	643,989	1,125
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	8,642,455	14,977,706	(13,952,052)	(17,736)	3,517	9,653,890	969,266	158,185	2,525
	$70,340,419	$25,955,896	$(29,177,507)	$60,773	$(487,235)	$66,692,346		$1,418,060	$15,523

[1]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 0.0%
Industrial - 0.0%
API Heat Transfer Parent LLC*,††	42,528	$11,483
BP Holdco LLC*,†††,1,2	532	188
Vector Phoenix Holdings, LP*,†††,1	532	44
Total Industrial		11,715
Total Common Stocks
(Cost $21,071)		11,715

PREFERRED STOCKS†† - 0.0%
Industrial - 0.0%
API Heat Transfer Intermediate*	9	7,067
Total Preferred Stocks
(Cost $7,237)		7,067

MUTUAL FUNDS† - 1.0%
Guggenheim Floating Rate Strategies Fund — R6-Class[2]	2,276,157	57,609,533
Guggenheim Ultra Short Duration Fund — Institutional Class[2,15]	2,598,568	25,881,742
Guggenheim Strategy Fund II2	1,041,998	25,862,381
Guggenheim Strategy Fund III[2]	1,041,433	25,817,131
Total Mutual Funds
(Cost $137,147,721)		135,170,787

MONEY MARKET FUND† - 0.5%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares 2.15%[3]	66,996,098	66,996,098
Total Money Market Fund
(Cost $66,996,098)		66,996,098

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.7%
Government Agency - 16.2%
Fannie Mae
3.59% due 02/01/29	110,514,974	118,555,061
3.37% due 06/01/39	69,825,000	73,128,760
2.89% due 10/01/29	38,458,000	39,644,740
3.26% due 05/01/34	37,000,000	38,828,100
3.01% due 09/01/29	36,899,000	38,357,714
3.61% due 04/01/34	31,110,000	33,398,076
3.19% due 02/01/29	29,250,000	30,793,734
3.71% due 04/01/34	26,913,000	29,329,796
3.56% due 04/01/30	26,284,521	28,303,970
3.33% due 05/01/34	25,400,000	26,716,696
3.60% due 03/01/31	24,586,000	26,419,218
3.40% due 02/01/33	25,000,000	26,394,718
3.43% due 08/01/34†††	24,550,000	26,109,481
3.12% due 10/01/32	24,800,000	25,640,314
3.48% due 04/01/29	23,529,000	25,263,947
3.23% due 01/01/33	23,595,765	24,669,598
2.90% due 11/01/29	21,378,000	21,961,278
3.68% due 04/01/34	20,000,000	21,674,605
2.87% due 09/01/29	20,000,000	20,580,774
3.66% due 03/01/31	18,821,000	20,553,190
3.56% due 03/01/31	18,550,000	20,130,737
3.83% due 05/01/49	19,000,000	20,037,525
3.49% due 04/01/30	18,559,193	19,947,035
3.17% due 02/01/28	18,350,000	19,246,581
2.96% due 11/01/29	18,620,000	19,227,936
4.17% due 02/01/49	15,500,000	16,943,314
2.24% due 11/01/22	16,117,258	16,186,595
3.62% due 04/01/34	14,435,000	15,872,592
1.95% due 11/01/20	15,550,000	15,502,663
3.75% due 03/01/34	13,500,000	14,737,115
3.19% due 02/01/30	13,718,498	14,461,439
4.08% due 04/01/49	12,879,000	14,167,026
3.07% due 01/01/28	13,100,000	13,560,374
3.42% due 09/01/47	13,127,619	13,345,074
3.66% due 03/01/34	12,083,385	13,001,800
2.82% due 10/01/29	12,100,000	12,399,255
3.59% due 04/01/33	11,280,000	12,171,632
3.03% due 12/01/27	10,900,000	11,248,917

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.7% (continued)
Government Agency - 16.2% (continued)
4.21% due 10/01/48	9,750,000	$10,967,531
3.41% due 02/01/33	10,250,000	10,780,819
3.51% due 04/01/34	9,820,000	10,641,484
3.08% due 10/01/32	10,250,000	10,610,073
3.42% due 04/01/30	9,800,000	10,553,784
3.31% due 01/01/33	9,700,000	10,214,492
3.05% due 10/01/29	9,100,000	9,469,315
3.06% due 12/01/27	9,000,000	9,309,369
3.04% due 01/01/28	8,900,000	9,192,392
3.60% due 03/01/30	8,341,000	9,064,184
3.08% due 01/01/30	8,500,000	8,852,849
2.94% due 10/01/32	8,492,978	8,687,223
3.43% due 03/01/33	8,100,000	8,604,213
3.57% due 06/01/34	7,510,000	8,040,185
3.48% due 04/01/30	7,000,000	7,517,604
3.14% due 01/01/28	6,900,000	7,179,327
2.99% due 09/01/29	6,800,000	7,040,373
3.29% due 03/01/33	6,700,000	6,966,579
3.34% due 05/01/34	6,500,000	6,843,001
3.63% due 04/01/34	6,338,000	6,834,084
4.04% due 08/01/48	6,100,000	6,666,878
3.44% due 05/01/34	5,850,000	6,168,282
3.13% due 02/01/28	5,900,000	6,108,462
3.60% due 04/01/33	5,600,000	6,004,198
3.21% due 01/01/33	5,500,000	5,710,932
4.07% due 05/01/49	4,895,141	5,321,671
3.39% due 02/01/30	4,800,000	5,129,794
3.10% due 01/01/33	4,800,000	4,937,571
3.22% due 01/01/30	4,650,000	4,910,481
4.00% due 12/01/38	4,627,984	4,826,313
3.11% due 01/01/28	4,600,000	4,770,432
3.16% due 01/01/30	4,500,000	4,727,761
4.50% due 04/01/48	4,470,549	4,678,392
3.50% due 02/01/48	4,544,608	4,669,637
3.39% due 02/01/33	4,300,000	4,511,496
3.33% due 04/01/30	4,241,524	4,477,991
3.76% due 03/01/37	4,000,000	4,326,520
4.27% due 12/01/33	3,722,835	4,240,707
3.50% due 12/01/47	3,957,682	4,072,693
3.65% due 03/01/33	3,600,000	3,907,087
3.69% due 03/01/29	3,500,000	3,792,657
4.24% due 08/01/48	3,400,000	3,681,015
3.11% due 11/01/27	3,500,000	3,622,494
3.77% due 03/01/31	3,200,000	3,527,236
3.92% due 04/01/39	3,198,000	3,501,917
3.50% due 12/01/46	3,121,018	3,213,242
3.18% due 01/01/30	3,000,000	3,157,871
3.36% due 05/01/34	2,746,744	2,929,800
4.00% due 01/01/46	2,772,833	2,897,796
3.94% due 06/01/35	2,600,000	2,828,727
3.12% due 02/01/28	2,600,000	2,732,722
3.53% due 04/01/33	2,500,000	2,663,326
3.26% due 11/01/46	2,531,789	2,560,518
3.58% due 12/01/27	2,277,178	2,448,327
3.55% due 04/01/33	2,150,000	2,294,765
3.50% due 12/01/45	2,182,877	2,254,196
4.00% due 08/01/47	2,159,846	2,248,210
3.51% due 11/01/37	2,150,000	2,235,416

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.7% (continued)
Government Agency - 16.2% (continued)
3.16% due 11/01/30	2,000,000	$2,035,000
3.00% due 07/01/46	1,848,305	1,874,475
3.14% due 12/01/32	1,600,000	1,648,785
3.27% due 01/01/30	1,350,000	1,431,326
2.97% due 11/01/25	1,374,078	1,423,971
3.27% due 08/01/34	1,331,868	1,390,212
3.74% due 02/01/48	1,300,988	1,377,686
3.02% due 11/01/27	1,300,000	1,340,616
4.05% due 09/01/48	1,198,280	1,297,212
4.50% due 02/01/45	1,039,895	1,107,743
3.96% due 06/01/49	1,000,000	1,060,658
3.13% due 01/01/30	1,000,000	1,050,401
3.60% due 10/01/47	974,165	1,006,714
5.00% due 05/01/44	749,965	808,269
3.63% due 01/01/37	732,088	770,939
3.91% due 07/01/49	700,000	721,759
4.50% due 05/01/47	663,436	702,001
2.75% due 11/01/31	652,555	657,133
5.00% due 12/01/44	578,278	623,234
3.50% due 08/01/43	591,567	612,200
4.87% due 04/01/49	548,795	580,747
4.33% due 09/01/48	346,386	387,438
4.22% due 04/01/49	315,000	348,428
Freddie Mac Multifamily Structured Pass Through Certificates
2017-KIR3, 3.28% due 08/25/27	91,932,800	96,926,948
2019-K087, 3.77% due 12/25/28	80,750,000	89,099,324
2017-KGX1, 3.00% due 10/25/27	81,400,000	84,040,999
2017-KW03, 3.02% due 06/25/27	65,900,000	67,863,240
2018-K074, 3.60% due 02/25/28	34,823,000	37,614,272
2017-K066, 3.20% due 06/25/27	19,507,000	20,516,661
2017-K061, 3.44% (WAC) due 11/25/26[4]	15,000,000	16,008,237
2016-K060, 3.30% (WAC) due 10/25/26[4]	13,000,000	13,738,361
2018-K073, 3.45% (WAC) due 01/25/28[4]	11,600,000	12,422,934
2018-K078, 3.92% due 06/25/28	10,150,000	11,191,179
2017-K069, 3.25% (WAC) due 09/25/27[4]	10,000,000	10,536,647
2016-K057, 2.62% due 08/25/26	10,000,000	10,129,708
2018-K154, 3.46% due 11/25/32	8,500,000	9,127,693
2016-K152, 3.08% due 01/25/31	7,090,000	7,333,927
2017-K070, 3.36% due 12/25/27	6,000,000	6,387,461
2015-K151, 3.51% due 04/25/30	2,105,000	2,262,938
2015-K043, 0.67% (WAC) due 12/25/24[4]	44,090,298	1,150,078
2014-K715, 2.86% due 01/25/21	443,918	446,886
Freddie Mac Seasoned Credit Risk Transfer Trust
2017-3, 3.00% due 07/25/56[5]	66,973,536	67,769,219
2017-4, 3.00% due 06/25/57[5]	59,455,763	60,821,843
2018-1, 2.50% due 05/25/57[5]	40,671,479	40,473,857
2017-4, 3.50% due 06/25/57	30,083,007	30,697,362
Fannie Mae-Aces
2017-M11, 2.98% due 08/25/29	52,100,000	53,237,202
2018-M3, 3.19% (WAC) due 02/25/30[4]	7,800,000	8,111,476
Freddie Mac
3.55% due 10/01/33	4,659,210	4,926,574
4.00% due 02/01/46	2,509,177	2,619,580
3.50% due 01/01/44	2,493,156	2,579,653
4.50% due 06/01/48	2,200,623	2,304,247
4.00% due 11/01/45	1,932,847	2,021,156

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.7% (continued)
Government Agency - 16.2% (continued)
3.26% due 09/01/45	1,937,513	$1,920,524
3.00% due 08/01/46	1,872,874	1,900,535
3.40% due 04/01/31	1,000,000	1,046,957
FREMF Mortgage Trust
2013-K29, 0.13% due 05/25/46[6,7]	777,306,211	2,922,050
Total Government Agency		2,113,044,469
Residential Mortgage Backed Securities - 9.4%
Soundview Home Loan Trust
2006-OPT5, 2.54% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[4]	78,715,700	76,694,430
2005-OPT3, 2.87% (1 Month USD LIBOR + 0.47%, Rate Floor: 0.47%) due 11/25/35[4]	19,495,000	19,258,444
2007-1, 2.57% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 03/25/37[4]	2,359,501	2,351,832
Home Equity Loan Trust
2007-FRE1, 2.59% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[4]	99,822,076	94,355,659
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 3.03% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[4]	45,352,388	45,269,824
2006-BC4, 2.57% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 12/25/36[4]	6,535,687	6,339,218
2006-BC3, 2.56% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 10/25/36[4]	5,903,140	5,235,914
2006-BC6, 2.57% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 01/25/37[4]	731,106	719,862
CIT Mortgage Loan Trust
2007-1, 3.78% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[4,6]	51,213,390	51,794,012
2007-1, 3.88% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[4,6]	3,737,161	3,752,330
Alternative Loan Trust
2007-OA4, 2.57% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 05/25/47[4]	29,247,518	27,806,276
2007-OH3, 2.69% (1 Month USD LIBOR + 0.29%, Rate Cap/Floor: 10.00%/0.29%) due 09/25/47[4]	10,634,662	10,640,540
2005-38, 2.75% (1 Month USD LIBOR + 0.35%, Rate Floor: 0.35%) due 09/25/35[4]	8,226,752	8,090,179
2007-OA7, 2.58% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 05/25/47[4]	4,569,023	4,413,250
NovaStar Mortgage Funding Trust Series
2007-2, 2.60% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[4]	52,381,929	50,890,244
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57[4,6]	47,976,377	49,774,205
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[4,6]	30,367,087	30,649,398
2018-R2, 3.69% (WAC) due 08/25/57[4,6]	14,093,522	14,254,388

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.7% (continued)
Residential Mortgage Backed Securities - 9.4% (continued)
New Residential Mortgage Loan Trust
2019-RPL1, 4.33% due 02/26/24[5,6]	18,868,505	$19,141,280
2018-1A, 4.00% (WAC) due 12/25/57[4,6]	15,394,795	15,961,647
2018-2A, 3.50% (WAC) due 02/25/58[4,6]	4,343,836	4,447,143
2017-5A, 3.90% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57[4,6]	3,372,532	3,429,224
Morgan Stanley ABS Capital I Incorporated Trust
2007-HE6, 2.58% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 05/25/37[4]	29,686,520	26,527,548
2006-NC1, 2.78% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/35[4]	7,800,000	7,768,921
2007-HE6, 2.46% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37[4]	4,041,806	3,584,127
2007-HE6, 2.65% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 05/25/37[4]	2,968,788	2,668,370
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 2.54% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[4]	28,858,125	28,121,476
2006-HE3, 2.76% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 04/25/36[4]	7,600,000	7,551,870
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57[4,6]	15,301,927	15,419,458
2017-5, 3.00% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[4,6]	12,351,731	12,316,053
2018-1, 3.00% (WAC) due 01/25/58[4,6]	6,933,555	7,006,603
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[4,6]	20,192,145	20,620,859
2019-RM3, 2.80% (WAC) due 06/25/69[4,6]	14,000,000	13,986,858
RALI Series Trust
2007-QO4, 2.59% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 05/25/47[4]	9,411,588	9,127,049
2006-QO2, 2.62% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 02/25/46[4]	20,020,866	7,538,715
2007-QO2, 2.55% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 02/25/47[4]	11,067,694	6,338,583
2005-QO1, 2.70% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 08/25/35[4]	4,549,187	4,076,039
2006-QS8, 2.85% (1 Month USD LIBOR + 0.45%, Rate Floor: 0.45%) due 08/25/36[4]	3,573,433	2,802,699
2006-QO2, 2.67% (1 Month USD LIBOR + 0.27%, Rate Floor: 0.27%) due 02/25/46[4]	4,935,304	1,890,242
2007-QO3, 2.56% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 03/25/47[4]	1,735,937	1,671,973
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[7]	181,578,584	29,959,722

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.7% (continued)
Residential Mortgage Backed Securities - 9.4% (continued)
HSI Asset Securitization Corporation Trust
2006-OPT2, 2.79% (1 Month USD LIBOR + 0.39%, Rate Floor: 0.39%) due 01/25/36[4]	29,140,000	$29,018,052
First NLC Trust
2005-4, 2.79% (1 Month USD LIBOR + 0.39%, Rate Cap/Floor: 14.00%/0.39%) due 02/25/36[4]	23,980,764	24,012,598
2005-1, 1.03% (1 Month USD LIBOR + 0.46%, Rate Cap/Floor: 14.00%/0.23%) due 05/25/35[4]	2,877,359	2,818,684
Countrywide Asset-Backed Certificates
2006-6, 2.57% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[4]	22,933,996	22,715,180
2005-15, 2.85% (1 Month USD LIBOR + 0.45%, Rate Floor: 0.45%) due 03/25/36[4]	1,500,000	1,482,386
GSAMP Trust
2007-NC1, 2.53% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46[4]	34,482,211	22,335,345
2005-HE6, 2.84% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 11/25/35[4]	350,612	351,579
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 3.33% (1 Year CMT Rate + 0.83%, Rate Floor: 0.83%) due 11/25/46[4]	15,268,558	14,135,060
2006-AR9, 3.34% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[4]	7,230,774	6,501,614
2006-7, 4.31% due 09/25/36	2,625,273	1,251,008
2006-8, 4.46% due 10/25/36	438,464	244,790
HarborView Mortgage Loan Trust
2006-14, 2.54% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[4]	11,536,036	11,318,516
2006-12, 2.58% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/19/38[4]	9,426,885	9,003,439
LSTAR Securities Investment Trust
2019-1, 4.14% (1 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 03/01/24[4,6]	12,513,908	12,551,449
2018-2, 3.94% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 04/01/23[4,6]	7,713,332	7,719,310
FirstKey Master Funding
2017-R1, 2.66% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 11/03/41[4,6]	19,846,261	19,357,962
Nationstar Home Equity Loan Trust
2007-B, 2.62% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[4]	19,190,280	18,977,897
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[4,6]	18,455,119	18,710,285
Credit-Based Asset Servicing & Securitization LLC
2006-CB2, 2.59% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 12/25/36[4]	18,605,090	18,552,236
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[5,6]	14,464,317	14,714,904

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.7% (continued)
Residential Mortgage Backed Securities - 9.4% (continued)
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 2.52% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[4]	15,283,597	$9,808,278
2006-HE2, 2.54% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[4]	2,563,419	2,553,503
Impac Secured Assets CMN Owner Trust
2005-2, 2.65% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 03/25/36[4]	12,655,226	12,120,740
Citigroup Mortgage Loan Trust, Inc.
2005-HE3, 3.14% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.49%) due 09/25/35[4]	11,687,000	11,769,300
Lehman XS Trust Series
2007-2N, 2.58% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 02/25/37[4]	8,320,421	8,146,326
2007-15N, 2.65% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.00%) due 08/25/37[4]	3,472,887	3,422,088
CSMC Series
2015-12R, 2.93% (WAC) due 11/30/37[4,6]	10,765,626	10,712,402
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AF1, 2.70% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 04/25/36[4]	7,120,643	6,840,255
2007-OA2, 3.27% (1 Year CMT Rate + 0.77%, Rate Floor: 0.77%) due 04/25/47[4]	3,874,707	3,678,697
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 2.54% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/37[4,6]	6,036,191	5,625,532
2007-HE2A, 2.53% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 07/25/37[4,6]	5,064,009	4,849,642
Angel Oak Mortgage Trust LLC
2017-3, 2.71% (WAC) due 11/25/47[4,6]	10,272,590	10,271,397
American Home Mortgage Assets Trust
2006-4, 2.59% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 10/25/46[4]	11,321,425	7,911,541
2006-6, 2.59% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 12/25/46[4]	2,644,192	2,313,899
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 3.31% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47[4]	7,977,724	7,258,371
2006-AR13, 3.38% (1 Year CMT Rate + 0.88%, Rate Floor: 0.88%) due 10/25/46[4]	1,691,719	1,585,935
2006-AR11, 3.42% (1 Year CMT Rate + 0.92%, Rate Floor: 0.92%) due 09/25/46[4]	1,432,370	1,362,367
Asset Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 2.80% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 01/25/36[4]	10,072,000	9,720,298

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.7% (continued)
Residential Mortgage Backed Securities - 9.4% (continued)
First Frankin Mortgage Loan Trust
2006-FF3, 2.69% (1 Month USD LIBOR + 0.29%, Rate Floor: 0.29%) due 02/25/36[4]	8,616,000	$8,488,135
First Franklin Mortgage Loan Trust
2004-FF10, 3.68% (1 Month USD LIBOR + 1.28%, Rate Floor: 0.85%) due 07/25/34[4]	6,471,562	6,504,523
ASG Resecuritization Trust
2010-3, 3.01% (1 Month USD LIBOR + 0.29%, Rate Cap/Floor: 10.50%/0.29%) due 12/28/45[4,6]	6,405,187	6,312,328
IndyMac INDX Mortgage Loan Trust
2005-AR18, 3.18% (1 Month USD LIBOR + 0.78%, Rate Cap/Floor: 10.50%/0.78%) due 10/25/36[4]	7,417,559	6,246,430
Deephaven Residential Mortgage Trust
2017-3A, 2.58% (WAC) due 10/25/47[4,6]	5,730,151	5,716,100
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 3.42% (1 Month USD LIBOR + 1.02%, Rate Floor: 0.68%) due 04/25/35[4]	5,700,000	5,712,077
Structured Asset Investment Loan Trust
2005-11, 3.12% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.36%) due 01/25/36[4]	5,468,587	5,448,031
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 2.89% (1 Month USD LIBOR + 0.49%, Rate Floor: 0.49%) due 10/25/35[4]	5,435,000	5,442,942
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 2.69% (1 Month USD LIBOR + 0.29%, Rate Floor: 0.29%) due 01/25/36[4]	4,004,622	3,955,745
Morgan Stanley Resecuritization Trust
2014-R9, 2.56% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/26/46[4,6]	4,046,807	3,937,388
CWABS Asset-Backed Certificates Trust
2004-15, 3.75% (1 Month USD LIBOR + 1.35%, Rate Floor: 0.90%) due 04/25/35[4]	3,490,000	3,528,426
Luminent Mortgage Trust
2006-2, 2.60% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/25/46[4]	4,013,150	3,491,915
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 2.65% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/35[4]	3,481,726	3,471,112
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 2.65% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47[4]	4,906,844	3,438,785
GSAA Trust
2005-10, 3.05% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 06/25/35[4]	2,825,431	2,839,502

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.7% (continued)
Residential Mortgage Backed Securities - 9.4% (continued)
Nomura Resecuritization Trust
2015-4R, 2.40% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[4,6]	1,636,783	$1,588,066
2015-4R, 5.28% (1 Month USD LIBOR + 0.39%, Rate Floor: 0.39%) due 12/26/36[4,6]	1,049,536	1,044,408
GSAA Home Equity Trust
2006-3, 2.59% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 03/25/36[4]	3,835,118	2,187,429
2007-7, 2.67% (1 Month USD LIBOR + 0.27%, Rate Floor: 0.27%) due 07/25/37[4]	242,931	235,606
GSMSC Resecuritization Trust
2015-5R, 2.57% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 04/26/37[4,6]	2,255,429	2,246,684
Banc of America Funding Trust
2015-R4, 2.60% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 01/27/35[4,6]	1,998,983	1,941,971
Impac Secured Assets Trust
2006-2, 2.57% (1 Month USD LIBOR + 0.17%, Rate Cap/Floor: 11.50%/0.17%) due 08/25/36[4]	1,729,555	1,516,685
RFMSI Series Trust
2006-S11, 6.00% due 11/25/36	1,488,156	1,487,722
Alliance Bancorp Trust
2007-OA1, 2.64% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 07/25/37[4]	925,926	838,532
BCAP LLC
2014-RR2, 3.03% (WAC) due 03/26/36[4,6]	629,827	625,925
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	560,275	592,306
Morgan Stanley Re-REMIC Trust
2010-R5, 3.83% due 06/26/36[6]	279,454	258,530
Irwin Home Equity Loan Trust
2007-1, 5.85% due 08/25/37[6]	129,502	131,309
Total Residential Mortgage Backed Securities		1,219,197,941
Commercial Mortgage Backed Securities - 1.8%
CGBAM Mezzanine Securities Trust
2015-SMMZ, 8.21% due 04/10/28[6]	44,400,000	45,787,740
Wells Fargo Commercial Mortgage Trust
2017-C38, 1.21% (WAC) due 07/15/50[4,7]	73,952,799	4,819,992
2016-BNK1, 1.92% (WAC) due 08/15/49[4,7]	37,204,950	3,716,637
2017-RB1, 1.43% (WAC) due 03/15/50[4,7]	39,694,617	3,155,520
2016-C35, 2.12% (WAC) due 07/15/48[4,7]	26,821,040	2,819,763
2017-C42, 1.04% (WAC) due 12/15/50[4,7]	35,275,903	2,211,390
2016-NXS5, 1.68% (WAC) due 01/15/59[4,7]	29,920,971	1,982,279
2017-RC1, 1.70% (WAC) due 01/15/60[4,7]	20,936,648	1,766,680
2015-NXS4, 1.06% (WAC) due 12/15/48[4,7]	38,892,085	1,766,113
2015-P2, 1.14% (WAC) due 12/15/48[4,7]	34,186,905	1,537,488
2016-C32, 4.88% (WAC) due 01/15/59[4]	1,400,000	1,510,103
2015-C30, 1.06% (WAC) due 09/15/58[4,7]	31,697,405	1,419,061

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.7% (continued)
Commercial Mortgage Backed Securities - 1.8% (continued)
2015-NXS1, 1.28% (WAC) due 05/15/48[4,7]	11,500,845	$495,267
2015-NXS4, 4.22% (WAC) due 12/15/48[4]	64,000	67,411
CGBAM Commercial Mortgage Trust
2015-SMRT, 3.52% due 04/10/28[6]	9,900,000	9,959,519
2015-SMRT, 3.91% (WAC) due 04/10/28[4,6]	5,900,000	5,946,842
2015-SMRT, 3.77% due 04/10/28[6]	2,400,000	2,417,669
COMM Mortgage Trust
2015-CR26, 1.11% (WAC) due 10/10/48[4,7]	86,908,637	4,091,129
2018-COR3, 0.59% (WAC) due 05/10/51[4,7]	84,126,850	2,989,868
2013-WWP, 3.90% due 03/10/31[6]	2,000,000	2,121,173
2015-CR24, 0.91% (WAC) due 08/10/48[4,7]	48,733,889	1,945,033
2015-CR23, 1.08% (WAC) due 05/10/48[4,7]	47,903,851	1,725,238
2015-CR27, 1.26% (WAC) due 10/10/48[4,7]	30,808,272	1,452,709
2013-CR13, 0.96% (WAC) due 11/10/46[4,7]	39,139,587	1,201,589
2015-CR23, 3.80% due 05/10/48	700,000	736,689
2014-LC15, 1.27% (WAC) due 04/10/47[4,7]	11,747,971	507,361
JPMDB Commercial Mortgage Securities Trust
2017-C7, 1.05% (WAC) due 10/15/50[4,7]	138,198,794	7,848,475
2016-C4, 0.95% (WAC) due 12/15/49[4,7]	86,671,928	4,279,010
2016-C2, 1.84% (WAC) due 06/15/49[4,7]	32,466,942	2,360,327
2017-C5, 1.14% (WAC) due 03/15/50[4,7]	8,978,558	513,446
Citigroup Commercial Mortgage Trust
2016-C2, 1.92% (WAC) due 08/10/49[4,7]	33,928,967	3,344,731
2016-P4, 2.15% (WAC) due 07/10/49[4,7]	32,289,286	3,296,126
2016-P5, 1.67% (WAC) due 10/10/49[4,7]	31,227,709	2,425,622
2016-GC37, 1.94% (WAC) due 04/10/49[4,7]	18,936,675	1,781,259
2015-GC35, 1.01% (WAC) due 11/10/48[4,7]	33,603,459	1,265,271
2015-GC29, 1.24% (WAC) due 04/10/48[4,7]	23,785,768	1,072,246
2013-GC15, 4.37% (WAC) due 09/10/46[4]	380,000	409,162
Morgan Stanley Capital I Trust
2014-MP, 3.47% due 08/11/33[6]	11,000,000	11,273,326
2016-UBS9, 4.69% (WAC) due 03/15/49[4]	275,000	289,833
CSAIL Commercial Mortgage Trust
2019-C15, 1.22% (WAC) due 03/15/52[4,7]	97,454,634	7,608,147
2015-C1, 1.04% (WAC) due 04/15/50[4,7]	56,349,253	2,119,757
JP Morgan Chase Commercial Mortgage Securities Trust
2016-JP3, 1.58% (WAC) due 08/15/49[4,7]	70,408,910	5,603,880
2009-IWST, 7.69% (WAC) due 12/05/27[4,6]	1,700,000	1,721,550
Bancorp Commercial Mortgage Trust
2018-CR3, 3.64% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 01/15/33[4,6]	7,075,000	7,073,901
Aventura Mall Trust
2013-AVM, 3.87% (WAC) due 12/05/32[4,6]	6,600,000	6,695,018
UBS Commercial Mortgage Trust
2017-C5, 1.16% (WAC) due 11/15/50[4,7]	54,164,061	3,277,408
2017-C2, 1.24% (WAC) due 08/15/50[4,7]	43,393,853	2,954,232

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.7% (continued)
Commercial Mortgage Backed Securities - 1.8% (continued)
BENCHMARK Mortgage Trust
2018-B2, 0.57% (WAC) due 02/15/51[4,7]	132,499,376	$3,625,064
2018-B6, 0.60% (WAC) due 10/10/51[4,7]	64,863,705	1,931,135
CD Mortgage Trust
2016-CD1, 1.55% (WAC) due 08/10/49[4,7]	35,270,466	2,696,427
2017-CD6, 1.11% (WAC) due 11/13/50[4,7]	47,328,579	2,661,395
JPMBB Commercial Mortgage Securities Trust
2015-C27, 1.45% (WAC) due 02/15/48[4,7]	99,382,426	4,414,229
2013-C12, 0.62% (WAC) due 07/15/45[4,7]	37,739,687	602,510
CD Commercial Mortgage Trust
2017-CD4, 1.47% (WAC) due 05/10/50[4,7]	32,324,926	2,427,372
2017-CD3, 1.18% (WAC) due 02/10/50[4,7]	34,681,978	2,182,658
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 1.46% (WAC) due 07/15/50[4,7]	69,229,191	4,194,064
GS Mortgage Securities Trust
2017-GS6, 1.19% (WAC) due 05/10/50[4,7]	42,714,608	2,975,090
2015-GC28, 1.23% (WAC) due 02/10/48[4,7]	20,889,651	797,442
BBCMS Mortgage Trust
2018-C2, 0.94% (WAC) due 12/15/51[4,7]	58,425,378	3,551,924
CGMS Commercial Mortgage Trust
2017-B1, 0.99% (WAC) due 08/15/50[4,7]	66,317,490	3,502,983
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 1.07% (WAC) due 12/15/47[4,7]	72,455,145	3,380,308
Vornado DP LLC Trust
2010-VNO, 4.00% due 09/13/28[6]	3,260,000	3,307,911
GE Business Loan Trust
2007-1A, 2.56% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 04/15/35[4,6]	3,159,761	3,100,198
BANK
2017-BNK6, 1.00% (WAC) due 07/15/60[4,7]	43,803,806	2,266,987
CFCRE Commercial Mortgage Trust
2016-C3, 1.20% (WAC) due 01/10/48[4,7]	39,678,583	2,242,903
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.28% (WAC) due 02/15/50[4,7]	24,222,619	1,577,711
DBJPM Mortgage Trust
2017-C6, 1.18% (WAC) due 06/10/50[4,7]	24,923,161	1,459,690
Americold 2010 LLC
2010-ARTA, 3.85% due 01/14/29[6]	772,253	780,505
BAMLL Commercial Mortgage Securities Trust
2012-PARK, 2.96% due 12/10/30[6]	500,000	513,949
WFRBS Commercial Mortgage Trust
2013-C12, 1.41% (WAC) due 03/15/48[4,6,7]	10,590,310	383,202
GS Mortgage Securities Corporation II
2013-GC10, 2.94% due 02/10/46	225,000	230,260
Total Commercial Mortgage Backed Securities		240,168,907
Military Housing - 1.3%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 1.93% (WAC) due 11/25/55[4,6]	65,332,541	71,736,800
2015-R1, 4.11% (WAC) due 11/25/52[4,6]	13,201,170	14,259,771
2015-R1, 4.10% (WAC) due 10/25/52[4,6]	11,166,091	11,708,954

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.7% (continued)
Military Housing - 1.3% (continued)
Capmark Military Housing Trust
2008-AMCW, 6.90% due 07/10/55[6]	8,330,284	$10,831,934
2007-AETC, 5.75% due 02/10/52[6]	8,112,210	8,699,379
2007-ROBS, 6.06% due 10/10/52[6]	4,717,414	5,424,174
2006-RILY, 2.78% (1 Month USD LIBOR + 0.37%, Rate Floor: 0.37%) due 07/10/51[4,6]	7,063,644	5,101,852
2007-AET2, 6.06% due 10/10/52[6]	2,145,416	2,468,211
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[6]	22,405,255	24,682,856
2005-DRUM, 5.47% due 05/10/50†††,6	4,596,927	4,896,243
2005-BLIS, 5.25% due 07/10/50[6]	2,500,000	2,635,849
Total Military Housing		162,446,023
Total Collateralized Mortgage Obligations
(Cost $3,625,603,288)		3,734,857,340

U.S. GOVERNMENT SECURITIES†† - 27.1%
U.S. Treasury Notes
2.50% due 02/15/22	800,000,000	815,718,752
2.38% due 03/15/22	581,920,900	592,286,366
2.50% due 01/31/24	500,000,000	516,406,250
2.38% due 02/29/24	441,533,200	453,968,567
2.50% due 02/28/26	318,091,000	330,851,917
2.88% due 11/30/23	232,989,000	244,146,988
2.00% due 04/30/24	24,800,000	25,070,281
2.25% due 08/15/27	8,690,000	8,900,800
U.S. Treasury Bonds
2.88% due 05/15/49	228,396,000	244,597,841
8.13% due 08/15/21	9,900,000	11,197,055
4.38% due 05/15/40	5,850,000	7,788,726
8.75% due 08/15/20	6,500,000	6,989,785
8.00% due 11/15/21	5,600,000	6,403,469
8.75% due 05/15/20	6,030,000	6,384,027
7.88% due 02/15/21	5,500,000	6,028,301
2.88% due 08/15/45	4,600,000	4,916,430
2.75% due 11/15/42	2,580,000	2,704,566
U.S. Treasury Inflation Protected Securities
1.38% due 01/15/20[8]	247,023,386	246,483,023
Total U.S. Government Securities
(Cost $3,475,533,889)		3,530,843,144

ASSET-BACKED SECURITIES†† - 16.3%
Collateralized Loan Obligations - 8.1%
Golub Capital Partners CLO Ltd.
2018-36A, 3.87% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[4,6]	76,300,000	75,151,944
2018-36A, 4.22% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 02/05/31[4,6]	13,250,000	12,672,228
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 4.07% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[4,6]	49,188,000	48,972,188
MP CLO VIII Ltd.
2018-2A, 3.49% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[4,6]	48,350,000	48,272,200
THL Credit Wind River CLO Ltd.
2019-1A, due 01/15/26[4,6]	47,650,000	47,650,000
Denali Capital CLO XI Ltd.
2018-1A, 3.72% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[4,6]	42,800,000	42,795,707
2018-1A, 4.24% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/20/28[4,6]	4,600,000	4,599,610
Venture XII CLO Ltd.
2018-12A, 3.32% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[4,6]	46,124,078	45,976,850
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.90% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[4,6]	44,300,000	43,525,875

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 16.3% (continued)
Collateralized Loan Obligations - 8.1% (continued)
Mountain View CLO Ltd.
2018-1A, 3.40% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[4,6]	43,217,018	$43,012,105
Palmer Square Loan Funding Ltd.
2018-4A, 3.42% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[4,6]	26,842,254	26,846,608
2019-3A, 3.17% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[4]	23,750,000	23,750,000
2018-4A, 3.97% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/15/26[4,6]	12,000,000	11,968,228
NXT Capital CLO LLC
2017-1A, 4.29% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 04/20/29[4,6]	33,000,000	33,004,415
Telos CLO Ltd.
2017-6A, 4.34% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 01/17/27[4,6]	32,000,000	31,949,663
Cerberus Loan Funding XVII Ltd.
2016-3A, 5.13% (3 Month USD LIBOR + 2.53%, Rate Floor: 0.00%) due 01/15/28[4,6]	31,500,000	31,340,349
Garrison BSL CLO Ltd.
2018-1A, 3.54% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/17/28[4,6]	27,300,000	27,265,845
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[6]	20,500,000	20,543,491
2016-2A, 5.29% due 05/12/31[6]	5,000,000	4,999,002
Golub Capital Partners CLO 16 Ltd.
2017-16A, 4.28% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 07/25/29[4,6]	17,500,000	17,502,373
2017-16A, 4.43% (3 Month USD LIBOR + 1.85%, Rate Floor: 0.00%) due 07/25/29[4,6]	6,700,000	6,700,823
ALM XII Ltd.
2018-12A, 3.49% (3 Month USD LIBOR + 0.89%, Rate Floor: 0.89%) due 04/16/27[4,6]	24,150,000	24,099,551
Monroe Capital CLO Ltd.
2017-1A, 3.94% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[4,6]	13,617,403	13,584,905
2017-1A, 4.29% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 10/22/26[4,6]	10,100,000	10,053,274
Mountain Hawk II CLO Ltd.
2018-2A, 4.19% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[4,6]	14,750,000	14,753,134
2018-2A, 3.41% (3 Month USD LIBOR + 0.82%, Rate Floor: 0.00%) due 07/20/24[4,6]	7,916,119	7,906,143
Marathon CLO V Ltd.
2017-5A, 3.39% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[4,6]	10,794,661	10,753,745
2017-5A, 3.97% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[4,6]	10,520,137	10,389,397
NewStar Fairfield Fund CLO Ltd.
2018-2A, 3.86% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[4,6]	21,400,000	21,012,333
Flagship VII Ltd.
2017-7A, 4.14% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 01/20/26[4,6]	19,125,000	19,120,645

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 16.3% (continued)
Collateralized Loan Obligations - 8.1% (continued)
Newstar Commercial Loan Funding LLC
2017-1A, 4.89% (3 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 03/20/27[4,6]	12,750,000	$12,742,902
2016-1A, 6.27% (3 Month USD LIBOR + 3.75%) due 02/25/28[4,6]	5,750,000	5,752,207
Diamond CLO Ltd.
2018-1A, 4.09% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 07/22/30[4,6]	18,000,000	17,937,193
Avery Point V CLO Ltd.
2017-5A, 3.57% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.00%) due 07/17/26[4,6]	16,788,987	16,796,915
VMC Finance LLC
2018-FL1, 3.21% (1 Month USD LIBOR + 0.82%) due 03/15/35[4,6]	16,092,760	15,986,710
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[6]	15,000,000	15,002,413
Seneca Park CLO Limited
2017-1A, 4.09% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 07/17/26[4,6]	12,900,000	12,863,185
Marathon CLO VII Ltd.
2017-7A, 4.23% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/28/25[4,6]	12,600,000	12,595,405
Sudbury Mill CLO Ltd.
2017-1A, 4.24% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 01/17/26[4,6]	11,850,000	11,801,710
Treman Park CLO Ltd.
2015-1A, due 10/20/28[6,9]	13,600,000	11,028,688
West CLO Ltd.
2017-1A, 3.52% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[4,6]	10,996,662	10,981,122
Shackleton CLO Ltd.
2017-8A, 3.89% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 10/20/27[4,6]	5,510,000	5,413,090
2017-8A, 3.51% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[4,6]	4,900,000	4,890,594
Woodmont Trust
2017-3A, 4.55% (3 Month USD LIBOR + 1.95%, Rate Floor: 0.00%) due 10/18/29[4,6]	9,800,000	9,876,478
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[6,9]	10,000,000	9,139,458
KVK CLO Ltd.
2017-1A, 3.50% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[4,6]	8,600,000	8,569,952
Crown Point CLO III Ltd.
2017-3A, 4.05% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[4,6]	8,280,000	8,184,889
ACIS CLO Ltd.
2015-6A, 5.06% (3 Month USD LIBOR + 2.48%, Rate Floor: 0.00%) due 05/01/27[4,6]	7,500,000	7,499,010
TCP Waterman CLO Ltd.
2016-1A, 4.84% (3 Month USD LIBOR + 2.05%, Rate Floor: 0.00%) due 12/15/28[4,6]	7,150,000	7,147,069
Flatiron CLO Ltd.
2017-1A, 4.24% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 01/17/26[4,6]	7,100,000	7,099,874
Vibrant CLO IV Ltd.
2016-4A, 4.99% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 07/20/28[4,6]	7,000,000	7,007,315

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 16.3% (continued)
Collateralized Loan Obligations - 8.1% (continued)
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 01/14/32[6,9]	8,920,000	$6,403,588
Symphony CLO XII Ltd.
2017-12A, 4.10% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 10/15/25[4,6]	5,750,000	5,724,501
Voya CLO Ltd.
2013-1A, due 10/15/30[6,9]	10,575,071	5,576,034
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[9]	7,500,060	5,503,617
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[6,9]	6,000,000	4,992,767
Oaktree CLO Ltd.
2017-1A, 3.46% (3 Month USD LIBOR + 0.87%) due 10/20/27[4,6]	4,500,000	4,496,946
Golub Capital Partners CLO 39B Ltd.
2018-39A, 3.99% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 10/20/28[4,6]	3,100,000	3,069,911
MONROE CAPITAL BSL CLO Ltd.
2017-1A, 4.27% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 05/22/27[4,6]	3,000,000	2,994,175
Golub Capital BDC CLO 2014 LLC
2018-1A, 3.53% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/25/26[4,6]	2,553,327	2,542,685
Ocean Trails CLO IV
2017-4A, 4.34% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 08/13/25[4,6]	2,500,000	2,500,025
NewStar Clarendon Fund CLO LLC
2015-1A, 5.93% (3 Month USD LIBOR + 3.35%, Rate Floor: 0.00%) due 01/25/27[4,6]	2,000,000	2,001,905
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[6,9]	3,700,000	1,963,723
Ivy Hill Middle Market Credit Fund IX Ltd.
2017-9A, 4.35% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 01/18/30[4,6]	1,000,000	968,154
2017-9A, 4.95% (3 Month USD LIBOR + 2.35%, Rate Floor: 0.00%) due 01/18/30[4,6]	1,000,000	937,010
Catamaran CLO Ltd.
2016-2A, 4.65% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 10/18/26[4,6]	1,750,000	1,748,892
Dryden XXV Senior Loan Fund
2017-25A, 3.95% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/15/27[4,6]	766,703	755,933
Atlas Senior Loan Fund IX Ltd.
2018-9A, due 04/20/28[6,9]	1,200,000	623,419
Babson CLO Ltd.
2014-IA, due 07/20/25[6,9]	1,300,000	403,554
2012-2A, due 05/15/23[6,9]	4,750,000	57,950
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[6,9]	461,538	303,717

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 16.3% (continued)
Collateralized Loan Obligations - 8.1% (continued)
Copper River CLO Ltd.
2007-1A, due 01/20/21[9,10]	1,500,000	$228,943
Total Collateralized Loan Obligations		1,052,286,259
Financial - 2.5%
Station Place Securitization Trust
2019-1, 3.03% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 09/24/19[4,6]	98,700,000	98,699,931
2019-6, 3.03% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/24/21[4,6]	74,050,000	74,050,000
2019-5, 3.13% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 06/24/20[4,6]	40,300,000	40,300,000
2018-6, 3.13% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 09/24/19[4]	23,000,000	22,999,981
2019-2, 2.98% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 04/24/21[4,6]	20,250,000	20,249,986
Barclays Bank plc
GMTn, 3.15% (1 Month USD LIBOR + 0.72%) due 10/31/19[4]	64,250,000	64,275,282
Industrial DPR Funding Ltd.
2016-1A, 5.24% due 04/15/26[6]	4,000,000	3,967,000
Total Financial		324,542,180
Transport-Aircraft - 2.4%
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[6]	50,415,313	51,514,856
2018-2A, 5.43% due 11/18/38[6]	9,458,783	9,636,527
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[6]	31,759,669	32,022,832
2017-1, 3.97% due 07/15/42	16,890,007	17,070,524
SAPPHIRE AVIATION FINANCE I Ltd.
2018-1A, 4.25% due 03/15/40[6]	44,895,476	45,511,721
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[6]	37,476,528	38,408,371
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[6]	28,264,815	28,967,738
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41	26,586,284	26,893,972
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[6]	18,916,641	19,185,471
2015-1A, 5.07% due 02/15/40[6]	1,557,968	1,575,620
Raspro Trust
2005-1A, 3.52% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[4,6]	15,465,144	14,948,392
AASET Trust
2017-1A, 3.97% due 05/16/42[6]	11,503,915	11,635,829
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[6]	10,755,254	10,911,184
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[6]	2,999,487	3,008,145
Atlas Ltd.
2014-1 A, 4.88% due 12/15/39	2,793,792	2,702,041
Stripes Aircraft Ltd.
2013-1 A1, 5.88% due 03/20/23†††	1,110,276	1,093,721
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[5,6]	872,683	901,763
ECAF I Ltd.
2015-1A, 3.47% due 06/15/40[6]	797,595	801,829
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[10]	743,759	723,567

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 16.3% (continued)
Transport-Aircraft - 2.4% (continued)
Airplanes Pass Through Trust
2001-1A, 2.99% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 03/15/19†††,4,10,17	409,604	$7,168
Total Transport-Aircraft		317,521,271
Net Lease - 0.9%
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[6]	53,172,417	54,111,681
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[6]	29,684,624	30,427,598
2016-1A, 4.32% due 10/20/46[6]	10,954,663	11,428,342
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[6]	7,783,396	8,004,073
2015-1A, 3.75% due 04/20/45[6]	1,468,750	1,495,636
Spirit Master Funding LLC
2014-2A, 5.76% due 03/20/41[6]	4,734,599	4,915,806
2014-4A, 4.63% due 01/20/45[6]	3,925,369	4,204,909
Capital Automotive REIT
2014-1A, 3.66% due 10/15/44[6]	4,481,335	4,524,218
STORE Master Funding LLC
2013-3A, 4.24% due 11/20/43[6]	998,093	1,004,033
Total Net Lease		120,116,296
Transport-Container - 0.9%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[6]	41,865,027	42,106,006
CLI Funding LLC
2018-1A, 4.03% due 04/18/43[6]	26,012,500	26,742,517
CAL Funding III Ltd.
2018-1A, 3.96% due 02/25/43[6]	19,976,667	20,586,139
Textainer Marine Containers V Ltd.
2017-1A, 3.72% due 05/20/42[6]	13,949,359	14,142,624
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[6]	6,075,833	6,092,770
Total Transport-Container		109,670,056
Collateralized Debt Obligations - 0.6%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[6]	55,600,000	54,002,829
2016-3A, 3.85% due 10/28/33[6]	7,500,000	7,391,071
Putnam Structured Product Funding Ltd.
2003-1A, 3.39% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[4,6]	11,463,102	11,352,180
Anchorage Credit Funding 1 Ltd.
2015-1A, 4.30% due 07/28/30[6]	3,000,000	2,976,597
Highland Park CDO I Ltd.
2006-1A, 3.05% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 11/25/51[4,10]	1,486,355	1,473,494
N-Star REL CDO VIII Ltd.
2006-8A, 2.85% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 02/01/41[4,6]	791,250	780,869
Total Collateralized Debt Obligations		77,977,040
Whole Business - 0.3%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[6]	20,779,634	21,864,538
Domino's Pizza Master Issuer LLC
2017-1A, 3.83% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/25/47[4,6]	16,899,000	16,802,845
Drug Royalty III Limited Partnership 1
2017-1A, 3.60% due 04/15/27[6]	1,552,047	1,552,539

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 16.3% (continued)
Whole Business - 0.3% (continued)
Drug Royalty III Limited Partnership
2016-1A, 3.98% due 04/15/27[6]	1,168,389	$1,171,378
Total Whole Business		41,391,300
Infrastructure - 0.3%
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[10]	22,720,501	23,076,788
Vantage Data Centers Issuer LLC
2018-1A, 4.07% due 02/16/43[6]	10,310,667	10,596,051
Total Infrastructure		33,672,839
Diversified Payment Rights - 0.2%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††,1	21,400,000	22,226,699
CCR Incorporated MT100 Payment Rights Master Trust
2012-CA, 4.75% due 07/10/22[6]	418,452	421,765
CIC Receivables Master Trust
REGD, 4.89% due 10/07/21	243,885	247,726
Total Diversified Payment Rights		22,896,190
Automotive - 0.1%
Hertz Vehicle Financing II, LP
2017-1A, 2.96% due 10/25/21[6]	8,355,000	8,397,145
Insurance - 0.0%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[6]	3,600,000	3,611,128
Transport-Rail - 0.0%
TRIP Rail Master Funding LLC
2017-1A, 2.71% due 08/15/47[6]	2,215,906	2,214,461
Total Asset-Backed Securities
(Cost $2,107,704,787)		2,114,296,165

FOREIGN GOVERNMENT DEBT†† - 10.4%
Government of Japan
due 07/01/19[11]	JPY 31,985,300,000	296,682,126
due 01/20/20[11]	JPY 16,380,000,000	152,112,426
due 07/08/19[11]	JPY 6,761,450,000	62,717,466
due 07/29/19[11]	JPY 5,748,000,000	53,322,291
due 08/13/19[11]	JPY 4,991,000,000	46,302,505
due 07/22/19[11]	JPY 2,567,000,000	23,812,286
due 08/19/19[11]	JPY 1,516,000,000	14,064,531
due 07/16/19[11]	JPY 70,000,000	649,322
Federative Republic of Brazil
due 10/01/19[11]	BRL 1,240,400,000	318,236,527
due 01/01/20[11]	BRL 291,100,000	73,640,650
Republic of Portugal
due 07/19/19[11]	EUR 74,900,000	85,209,786
due 01/17/20[11]	EUR 42,650,000	48,617,455
State of Israel
5.00% due 01/31/20	ILS 278,300,000	80,125,200
Kingdom of Spain
due 01/17/20[11]	EUR 46,450,000	52,960,927
Province of Newfoundland, Canada
due 07/09/19[11]	CAD 10,600,000	8,091,905
due 07/11/19[11]	CAD 4,500,000	3,434,899
due 07/25/19[11]	CAD 3,800,000	2,898,404
due 07/18/19[11]	CAD 1,400,000	1,068,250
Province of Ontario, Canada
due 07/03/19[11]	CAD 11,260,000	8,598,234
due 07/17/19[11]	CAD 4,300,000	3,281,219
due 07/24/19[11]	CAD 1,815,000	1,384,466
due 07/31/19[11]	CAD 1,315,000	1,002,679
Province of New Brunswick, Canada
due 07/11/19[11]	CAD 9,210,000	7,030,093
Province of Quebec, Canada
due 07/26/19[11]	CAD 8,960,000	6,833,859
Province of Manitoba Canada
due 07/03/19[11]	CAD 775,000	591,797
Total Foreign Government Debt
(Cost $1,325,827,350)		1,352,669,303

CORPORATE BONDS†† - 8.1%
Financial - 3.5%
Synchrony Bank
2.95% (3 Month USD LIBOR + 0.63%) due 03/30/20[4]	44,250,000	44,288,008
AXIS Specialty Finance LLC
5.88% due 06/01/20	32,000,000	32,991,175
Capital One Financial Corp.
2.50% due 05/12/20	30,800,000	30,831,928
3.30% (3 Month USD LIBOR + 0.76%) due 05/12/20[4]	400,000	401,670
ANZ New Zealand Int'l Ltd.
2.85% due 08/06/20[6]	29,500,000	29,681,239
Assurant, Inc.
3.58% (3 Month USD LIBOR + 1.25%) due 03/26/21[4]	27,620,000	27,621,900
6.75% due 02/15/34	1,450,000	1,723,208
Lloyds Bank Corporate Markets plc NY
2.94% (3 Month USD LIBOR + 0.37%) due 08/05/20[4]	29,100,000	29,131,148

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 8.1% (continued)
Financial - 3.5% (continued)
Alexandria Real Estate Equities, Inc.
2.75% due 01/15/20	28,970,000	$28,982,067
Standard Chartered Bank
2.97% (3 Month USD LIBOR + 0.40%) due 08/04/20[4]	28,810,000	28,856,452
Credit Suisse AG NY
2.98% (3 Month USD LIBOR + 0.40%) due 07/31/20[4]	28,730,000	28,760,362
UBS AG
3.03% (3 Month USD LIBOR + 0.58%, Rate Floor: 0.00%) due 06/08/20[4,6]	22,000,000	22,085,316
3.00% (3 Month USD LIBOR + 0.48%) due 12/01/20[4,6]	6,000,000	6,018,912
American Equity Investment Life Holding Co.
5.00% due 06/15/27	22,855,000	23,442,362
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.70% due 04/01/20	18,480,000	18,504,126
Morgan Stanley
5.50% due 07/24/20	12,300,000	12,696,526
6.25% due 08/09/26	1,230,000	1,475,964
Discover Bank
3.10% due 06/04/20	13,950,000	14,017,378
RBC USA Holdco Corp.
5.25% due 09/15/20	11,158,000	11,551,074
Jefferies Group LLC
8.50% due 07/15/19	7,553,000	7,568,963
American Tower Corp.
2.80% due 06/01/20	6,920,000	6,935,788
Atlas Mara Ltd.
8.00% due 12/31/20	6,600,000	5,841,000
Liberty Property, LP
4.75% due 10/01/20	4,931,000	5,043,910
Navigators Group, Inc.
5.75% due 10/15/23	4,050,000	4,384,516
Credit Suisse Group Funding Guernsey Ltd.
2.75% due 03/26/20	3,950,000	3,956,175
Hospitality Properties Trust
5.25% due 02/15/26	3,717,000	3,817,800
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[6]	1,926,497	2,071,114
2.73% (1 Month USD LIBOR + 0.34%) due 02/15/52[4,6]	1,727,265	1,246,957
MUFG Bank Ltd.
2.30% due 03/05/20[6]	2,825,000	2,822,955
Nomura Holdings, Inc.
6.70% due 03/04/20	2,263,000	2,326,650
Reinsurance Group of America, Inc.
6.45% due 11/15/19	1,860,000	1,886,336
Welltower, Inc.
6.50% due 03/15/41	1,470,000	1,877,695
American Express Co.
2.20% due 10/30/20	1,800,000	1,797,847
Transatlantic Holdings, Inc.
8.00% due 11/30/39	1,135,000	1,627,540
Brookfield Finance, Inc.
4.85% due 03/29/29	1,410,000	1,542,171
Hartford Financial Services Group, Inc.
6.10% due 10/01/41	1,160,000	1,493,328
WP Carey, Inc.
3.85% due 07/15/29	1,460,000	1,475,375
Lloyds Banking Group plc
3.90% due 03/12/24	1,400,000	1,457,791
Royal Bank of Scotland Group plc
4.27% due 03/22/25[12]	1,400,000	1,447,868
Lexington Realty Trust
4.25% due 06/15/23	1,300,000	1,323,699
Univest Financial Corp.
5.10% due 03/30/25[12]	1,000,000	1,005,123
Atlantic Marine Corporations Communities LLC
5.37% due 12/01/50[6]	785,717	835,438
Pacific Beacon LLC
5.51% due 07/15/36[6]	500,000	585,564
Essex Portfolio, LP
5.20% due 03/15/21	400,000	415,418
Total Financial		457,847,836
Consumer, Non-cyclical - 2.3%
Mondelez International, Inc.
3.00% due 05/07/20	32,300,000	32,430,725
Anthem, Inc.
2.50% due 11/21/20	23,600,000	23,646,994
4.35% due 08/15/20	7,900,000	8,069,850
Zimmer Biomet Holdings, Inc.
2.70% due 04/01/20	30,310,000	30,347,756
Allergan Funding SCS
3.00% due 03/12/20	29,600,000	29,686,784
Bayer US Finance LLC
2.38% due 10/08/19[6]	29,076,000	29,037,858
Molson Coors Brewing Co.
2.25% due 03/15/20	28,977,000	28,905,409

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 8.1% (continued)
Consumer, Non-cyclical - 2.3% (continued)
BAT International Finance plc
2.75% due 06/15/20[6]	23,060,000	$23,114,067
Cigna Corp.
3.20% due 09/17/20[6]	13,230,000	13,352,175
2.76% (3 Month USD LIBOR + 0.35%) due 03/17/20[4,6]	9,175,000	9,182,382
Quest Diagnostics, Inc.
2.50% due 03/30/20	20,950,000	20,923,619
Constellation Brands, Inc.
2.25% due 11/06/20	7,530,000	7,513,857
2.00% due 11/07/19	2,550,000	2,544,351
AstraZeneca plc
2.38% due 11/16/20	9,443,000	9,444,433
S&P Global, Inc.
3.30% due 08/14/20	5,142,000	5,195,770
Reynolds American, Inc.
6.88% due 05/01/20	2,890,000	2,990,921
5.70% due 08/15/35	1,360,000	1,492,235
ERAC USA Finance LLC
5.25% due 10/01/20[6]	4,260,000	4,404,821
BAT Capital Corp.
2.30% due 08/14/20	3,250,000	3,243,240
Philip Morris International, Inc.
6.38% due 05/16/38	1,430,000	1,892,681
AmerisourceBergen Corp.
4.25% due 03/01/45	1,950,000	1,882,866
Humana, Inc.
2.50% due 12/15/20	1,785,000	1,785,946
Bayer US Finance II LLC
2.13% due 07/15/19[6]	1,150,000	1,149,733
Thermo Fisher Scientific, Inc.
4.70% due 05/01/20	968,000	985,825
Coca-Cola Femsa SAB de CV
4.63% due 02/15/20	459,000	464,621
Total Consumer, Non-cyclical		293,688,919
Industrial - 0.8%
Harris Corp.
2.70% due 04/27/20	30,367,000	30,398,156
Rolls-Royce plc
2.38% due 10/14/20[6]	20,350,000	20,318,397
United Technologies Corp.
1.90% due 05/04/20	10,373,000	10,339,512
Ryder System, Inc.
2.50% due 05/11/20	8,627,000	8,624,067
Aviation Capital Group LLC
7.13% due 10/15/20[6]	7,940,000	8,398,716
Agnico-Eagle Mines Ltd.
4.84% due 06/30/26†††	6,000,000	6,374,326
Ingersoll-Rand Luxembourg Finance S.A.
2.63% due 05/01/20	4,247,000	4,249,278
Republic Services, Inc.
5.50% due 09/15/19	2,800,000	2,815,615
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[10]	2,158,364	2,023,229
CRH America, Inc.
3.88% due 05/18/25[6]	1,410,000	1,474,818
Oshkosh Corp.
4.60% due 05/15/28	1,380,000	1,455,417
Trimble, Inc.
4.75% due 12/01/24	1,380,000	1,450,931
Vulcan Materials Co.
3.01% (3 Month USD LIBOR + 0.60%) due 06/15/20[4]	895,000	895,081
Total Industrial		98,817,543
Utilities - 0.5%
NextEra Energy Capital Holdings, Inc.
2.78% (3 Month USD LIBOR + 0.45%) due 09/28/20[4]	30,310,000	30,280,261
Ameren Corp.
2.70% due 11/15/20	17,540,000	17,597,107
DTE Energy Co.
2.40% due 12/01/19	7,000,000	6,999,249
PSEG Power LLC
5.13% due 04/15/20	3,311,000	3,378,961
American Electric Power Company, Inc.
2.15% due 11/13/20	2,000,000	1,995,556
Virginia Electric & Power Co.
8.88% due 11/15/38	1,100,000	1,805,432
Pennsylvania Electric Co.
5.20% due 04/01/20	1,000,000	1,017,513
Exelon Generation Company LLC
6.25% due 10/01/39	670,000	792,292
Total Utilities		63,866,371
Technology - 0.4%
Analog Devices, Inc.
2.95% due 01/12/21	26,950,000	27,195,076
Broadcom Corporation / Broadcom Cayman Finance Ltd.
2.38% due 01/15/20	26,890,000	26,843,256
QUALCOMM, Inc.
2.25% due 05/20/20	2,600,000	2,599,152
Fiserv, Inc.
2.70% due 06/01/20	2,230,000	2,234,491
Total Technology		58,871,975
Basic Materials - 0.2%
Yamana Gold, Inc.
4.95% due 07/15/24	18,972,000	19,994,461
Georgia-Pacific LLC
5.40% due 11/01/20[6]	3,885,000	4,037,883

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 8.1% (continued)
Basic Materials - 0.2% (continued)
Southern Copper Corp.
7.50% due 07/27/35	1,140,000	$1,493,400
Total Basic Materials		25,525,744
Energy - 0.2%
Florida Gas Transmission Company LLC
5.45% due 07/15/20[6]	8,800,000	9,028,789
Enterprise Products Operating LLC
2.55% due 10/15/19	6,240,000	6,238,058
Marathon Petroleum Corp.
3.40% due 12/15/20	4,800,000	4,849,801
TransCanada PipeLines Ltd.
6.10% due 06/01/40	1,200,000	1,484,389
Total Energy		21,601,037
Communications - 0.1%
Juniper Networks, Inc.
3.30% due 06/15/20	9,470,000	9,525,697
5.95% due 03/15/41	1,690,000	1,842,115
Telefonica Emisiones S.A.
5.13% due 04/27/20	2,710,000	2,765,385
Alibaba Group Holding Ltd.
3.40% due 12/06/27	1,490,000	1,513,754
Motorola Solutions, Inc.
5.50% due 09/01/44	360,000	364,601
Total Communications		16,011,552
Consumer, Cyclical - 0.1%
Marriott International, Inc.
3.12% (3 Month USD LIBOR + 0.60%) due 12/01/20[4]	7,000,000	7,026,748
Hasbro, Inc.
6.35% due 03/15/40	1,500,000	1,775,003
HP Communities LLC
5.86% due 09/15/53[6]	1,420,000	1,709,097
Total Consumer, Cyclical		10,510,848
Total Corporate Bonds
(Cost $1,039,394,745)		1,046,741,825

FEDERAL AGENCY BONDS†† - 4.4%
Fannie Mae Principal Strips
due 05/15/30[11,16]	86,472,000	65,629,108
due 01/15/30[11,16]	75,565,000	58,163,976
due 07/15/37[11,16]	86,350,000	50,690,755
due 11/15/30[11,16]	37,570,000	28,417,073
due 08/06/38[11,16]	2,250,000	1,285,131
Freddie Mac Strips
due 07/15/32[11,16]	123,250,000	88,678,235
due 03/15/31[11,16]	81,957,000	61,248,908
due 03/15/30[7,11]	12,050,000	9,253,302
due 07/15/30[7,11]	8,600,000	6,546,828
due 01/15/31[7,11]	7,750,000	5,798,745
due 09/15/30[7,11]	2,906,000	2,204,079
due 03/15/31[7,11]	2,500,000	1,868,325
due 07/15/31[7,11]	1,800,000	1,332,916
due 01/15/30[7,11]	1,050,000	809,588
Residual Funding Corporation Principal
due 04/15/30[11,16]	98,239,000	75,292,469
due 01/15/30[11,16]	22,264,000	17,300,926
Tennessee Valley Authority
4.25% due 09/15/65	32,550,000	40,986,651
5.38% due 04/01/56	8,360,000	12,293,142
due 01/15/38[7,11]	15,800,000	8,745,010
due 09/15/53[7,11]	1,612,000	537,031
due 09/15/55[7,11]	1,612,000	502,868
due 09/15/56[7,11]	1,612,000	486,950
due 03/15/57[7,11]	1,612,000	479,077
due 09/15/57[7,11]	1,612,000	471,536
due 09/15/58[7,11]	1,612,000	456,608
due 03/15/59[7,11]	1,612,000	449,187
due 09/15/59[7,11]	1,612,000	442,327
due 09/15/60[7,11]	1,612,000	425,415
due 09/15/54[7,11]	1,020,000	329,734
due 03/15/61[7,11]	1,020,000	264,868
due 09/15/61[7,11]	1,020,000	261,256
due 09/15/62[7,11]	1,020,000	253,045
due 03/15/63[7,11]	1,020,000	248,913
due 09/15/63[7,11]	1,020,000	245,034
due 09/15/64[7,11]	1,020,000	237,092
due 03/15/65[7,11]	1,020,000	233,358
due 09/15/65[7,11]	1,020,000	229,665
Fannie Mae Interest Strips
due 01/15/32[7,11]	9,413,000	6,789,992
due 01/15/30[7,11]	5,900,000	4,536,547
due 07/15/32[7,11]	3,963,000	2,818,818
due 01/15/35[7,11]	2,250,000	1,443,614
due 02/06/33[7,11]	1,456,000	1,013,924
due 01/15/33[7,11]	1,450,000	1,011,315
Freddie Mac
due 01/02/34[11]	18,000,000	12,179,874
1.25% due 10/02/19	2,500,000	2,493,937
Total Federal Agency Bonds
(Cost $525,774,070)		575,387,152

MUNICIPAL BONDS†† - 0.7%
California - 0.3%
Poway Unified School District General Obligation Unlimited
due 08/01/40[11]	10,000,000	5,393,300
due 08/01/38[11]	8,460,000	4,925,243
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/45[11]	8,565,000	3,250,161
due 08/01/39[11]	4,000,000	1,971,200
due 08/01/38[11]	2,000,000	1,184,260
due 08/01/40[11]	2,500,000	1,177,975
due 08/01/41[11]	2,000,000	900,020
due 08/01/43[11]	1,900,000	784,947
San Diego Unified School District General Obligation Unlimited
due 07/01/39[11]	7,150,000	4,023,090
due 07/01/46[11]	2,200,000	964,920
due 07/01/43[11]	1,350,000	659,043

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
MUNICIPAL BONDS†† - 0.7% (continued)
California - 0.3% (continued)
Cypress School District General Obligation Unlimited
due 08/01/48[11]	14,450,000	$4,612,006
Beverly Hills Unified School District California General Obligation Unlimited
due 08/01/34[11]	5,295,000	3,381,175
Placentia-Yorba Linda Unified School District General Obligation Unlimited
due 08/01/41[11]	5,325,000	2,612,232
San Bernardino Community College District General Obligation Unlimited
due 08/01/44[11]	4,750,000	2,027,870
Upland Unified School District General Obligation Unlimited
due 08/01/50[11]	5,040,000	1,848,622
Hanford Joint Union High School District General Obligation Unlimited
due 08/01/41[11]	4,125,000	1,663,406
San Marcos Unified School District General Obligation Unlimited
due 08/01/47[11]	3,600,000	1,490,760
Antelope Valley Community College District General Obligation Unlimited
due 08/01/36[11]	2,800,000	1,460,676
Wiseburn School District General Obligation Unlimited
due 08/01/34[11]	900,000	607,014
Santa Ana Unified School District General Obligation Unlimited
due 08/01/35[11]	700,000	442,764
Total California		45,380,684
Georgia - 0.2%
Central Storage Safety Project Trust
4.82% due 02/01/38[10]	20,500,000	21,663,094
Illinois - 0.1%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	5,350,000	6,112,268
6.63% due 02/01/35	1,820,000	2,235,488
City of Chicago Illinois General Obligation Unlimited
6.31% due 01/01/44	4,500,000	5,799,105
Total Illinois		14,146,861
Texas - 0.1%
Wylie Independent School District General Obligation Unlimited
due 08/15/46[11]	10,000,000	3,527,100
due 08/15/43[11]	4,000,000	1,612,560
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/45[11]	2,850,000	1,013,004
due 11/15/41[11]	1,500,000	656,040
Total Texas		6,808,704
Oregon - 0.0%
Washington & Multnomah Counties School District No. 48J Beaverton General Obligation Unlimited
due 06/15/33[11]	3,850,000	2,415,182
Florida - 0.0%
County of Miami-Dade Florida Revenue Bonds
due 10/01/41[11]	4,100,000	1,900,883
Pennsylvania - 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds
due 01/01/41[11]	995,000	476,008
due 01/01/37[11]	570,000	319,154
Total Pennsylvania		795,162
Total Municipal Bonds
(Cost $83,445,687)		93,110,570

SENIOR FLOATING RATE INTERESTS††,4 - 0.5%
Technology - 0.2%
Misys Ltd.
5.90% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	24,829,889	24,160,972
Epicor Software
5.66% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 06/01/22	2,262,708	2,246,146

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 0.5% (continued)
Technology - 0.2% (continued)
Aspect Software, Inc.
7.42% (1 Week USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	9,856	$8,772
Total Technology		26,415,890
Consumer, Non-cyclical - 0.1%
Diamond (BC) B.V.
5.58% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	7,190,500	6,309,664
Albertson's LLC
5.31% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 12/21/22	2,707,814	2,707,137
Packaging Coordinators Midco, Inc.
6.33% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 06/30/23	2,300,215	2,303,090
Acosta, Inc.
6.20% (1 Month USD LIBOR + 3.25% and Commercial Prime Lending Rate + 2.25%, Rate Floor: 3.25%) due 09/26/19	839,949	302,121
Total Consumer, Non-cyclical		11,622,012
Industrial - 0.1%
Hayward Industries, Inc.
5.90% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/05/24	3,831,501	3,746,480
VC GB Holdings, Inc.
5.40% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/28/24	2,275,240	2,224,047
Hillman Group, Inc.
6.40% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/30/25	990,000	951,638
Engineered Machinery Holdings, Inc.
5.58% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 07/19/24	583,310	567,269
CHI Overhead Doors, Inc.
5.65% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 07/29/22	487,138	483,791
API Heat Transfer
8.33% (3 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 01/01/24	39,663	35,168
8.33% (3 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 10/02/23	7,076	6,369
Total Industrial		8,014,762
Consumer, Cyclical - 0.1%
Leslie's Poolmart, Inc.
5.98% (2 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/16/23	4,104,898	3,871,453
Basic Materials - 0.0%
Road Infrastructure Investment
5.90% (1 Month USD LIBOR + 3.50% and Commercial Prime Lending Rate + 2.50%, Rate Floor: 4.50%) due 06/13/23	4,339,117	3,850,966
Communications - 0.0%
Internet Brands, Inc.
6.15% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/13/24	3,419,844	3,355,722
Financial - 0.0%
USI, Inc.
5.33% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	2,013,054	1,960,211
Total Senior Floating Rate Interests
(Cost $62,071,760)		59,091,016

COMMERCIAL PAPER†† - 1.8%
DowDuPont, Inc.
2.74% due 08/06/19[6,13]	30,000,000	29,918,132
2.68% due 07/15/19[6,13]	19,500,000	19,479,677
2.71% due 07/15/19[6,13]	15,850,000	15,833,296
Walgreens Boots Alliance, Inc.
3.28% due 07/15/19[13]	50,000,000	49,940,429
3.28% due 07/22/19[13]	10,000,000	9,983,120

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COMMERCIAL PAPER†† - 1.8% (continued)
Anheuser-Busch InBev Worldwide, Inc.
2.60% due 07/16/19[6,13]	20,900,000	$20,873,562
2.71% due 08/20/19[6,13]	19,878,000	19,803,433
Rogers Communications, Inc.
2.65% due 07/11/19[6,13]	20,000,000	19,985,000
2.71% due 08/06/19[6,13]	12,750,000	12,714,709
AT&T, Inc.
2.71% due 09/27/19[6,13]	20,000,000	19,867,089
Mondelez International, Inc.
2.63% due 07/08/19[6,13]	18,500,000	18,490,539
Total Commercial Paper
(Cost $236,885,033)		236,888,986

REPURCHASE AGREEMENTS††,14 - 0.8%
BNP Paribas
issued 06/19/19 at 2.76% due 08/01/19	46,423,292	46,423,292
issued 06/13/19 at 2.59% due 09/16/19	45,395,873	45,395,873
issued 06/14/19 at 2.59% due 09/16/19	10,203,113	10,203,112
Total Repurchase Agreements
(Cost $102,022,277)		102,022,277

	Contracts
OTC OPTIONS PURCHASED†† - 0.2%
Put options on:
BofA Merrill Lynch 2Y-10 CMS CAP Expiring May 2021 with strike price of $0.36 (Notional Value $2,770,700,000)	2,770,700,000	6,410,569
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring May 2021 with strike price of $0.36 (Notional Value $2,216,600,000)	2,216,600,000	5,128,547
Goldman Sachs International 2Y-10 CMS CAP Expiring May 2021 with strike price of $0.46 (Notional Value $2,760,100,000)	2,760,100,000	5,015,019
BofA Merrill Lynch 2Y-10 CMS CAP Expiring May 2021 with strike price of $0.37 (Notional Value $2,178,100,000)	2,178,100,000	4,922,985
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring May 2021 with strike price of $0.61 (Notional Value $1,704,700,000)	1,704,700,000	2,088,172
Goldman Sachs International 2Y-10 CMS CAP Expiring May 2021 with strike price of $0.37 (Notional Value $816,100,000)	816,100,000	1,844,566
BofA Merrill Lynch S&P 500 Index Expiring July 2019 with strike price of $2,755.00 (Notional Value $661,896,000)	2,250	1,012,500
Total OTC Options Purchased
(Cost $31,076,274)		26,422,358
Total Investments - 100.5%
(Cost $12,819,511,287)		$13,074,515,803

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Contracts	Value
OTC OPTIONS WRITTEN†† - 0.0%
Put options on:
BofA Merrill Lynch S&P 500 Index Expiring July 2019 with strike price of $2,530.00 (Notional Value $661,896,000)	2,250	$(191,250)
Total OTC Options Written
(Premiums received $2,160,000)		(191,250)
Other Assets & Liabilities, net - (0.5)%		(61,817,841)
Total Net Assets - 100.0%		$13,012,506,712

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	2,063	Sep 2019	$243,691,875	$(3,034,487)

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
BofA Securities, Inc.	ICE	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$1,801,020,000	$(40,350,917)	$(19,019,536)	$(21,331,381)

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty		Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation
Morgan Stanley Capital Services LLC		CDX.NA.IG.31 7-15%	1.00%	Quarterly	12/20/23	$106,080,000	$(2,168,956)	$(21,095)	$(2,147,861)
Goldman Sachs International		CDX.NA.IG.31 7-15%	1.00%	Quarterly	12/20/23	241,590,000	(4,939,650)	(364,401)	(4,575,249)
							$(7,108,606)	$(385,496)	$(6,723,110)

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Goldman Sachs International	239,000,000	BRL	07/01/19	$63,427,191	$62,310,981	$1,116,210
Citibank N.A., New York	242,700,000	BRL	07/01/19	64,181,729	63,275,628	906,101
JPMorgan Chase Bank, N.A.	1,315,000	CAD	07/31/19	1,004,625	1,005,096	(471)
Morgan Stanley Capital Services LLC	1,400,000	CAD	07/11/19	1,068,960	1,069,536	(576)
JPMorgan Chase Bank, N.A.	8,960,000	CAD	07/26/19	6,845,908	6,847,567	(1,659)
Morgan Stanley Capital Services LLC	9,650,000	CAD	07/03/19	7,365,843	7,370,702	(4,859)
JPMorgan Chase Bank, N.A.	9,520,614	CZK	07/26/19	419,836	426,454	(6,618)
Goldman Sachs International	600,000	CAD	07/09/19	450,734	458,350	(7,616)
Barclays Bank plc	46,450,000	EUR	01/17/20	53,645,105	53,654,090	(8,985)
Citibank N.A., New York	70,000,000	JPY	07/16/19	640,051	650,022	(9,971)
JPMorgan Chase Bank, N.A.	775,000	CAD	07/03/19	578,594	591,948	(13,354)
Citibank N.A., New York	110,000,000	JPY	07/08/19	1,006,111	1,020,806	(14,695)
Goldman Sachs International	42,650,000	EUR	01/17/20	49,248,753	49,264,735	(15,982)
Morgan Stanley Capital Services LLC	1,400,000	CAD	07/18/19	1,051,824	1,069,721	(17,897)
BNP Paribas S.A.	1,815,000	CAD	07/24/19	1,363,659	1,387,023	(23,364)
Morgan Stanley Capital Services LLC	1,800,000	CAD	07/25/19	1,352,060	1,375,593	(23,533)
BNP Paribas S.A.	1,450,000	CAD	07/11/19	1,083,643	1,107,734	(24,091)
BNP Paribas S.A.	2,000,000	CAD	07/25/19	1,502,042	1,528,437	(26,395)
Morgan Stanley Capital Services LLC	174,500,000	JPY	07/01/19	1,591,777	1,618,588	(26,811)
Citibank N.A., New York	253,000,000	JPY	07/22/19	2,322,955	2,350,497	(27,542)
Citibank N.A., New York	1,610,000	CAD	07/03/19	1,201,519	1,229,723	(28,204)
Goldman Sachs International	1,516,000,000	JPY	08/19/19	14,067,229	14,114,119	(46,890)
Morgan Stanley Capital Services LLC	4,300,000	CAD	07/17/19	3,201,168	3,285,490	(84,322)
Morgan Stanley Capital Services LLC	10,000,000	CAD	07/09/19	7,521,480	7,639,165	(117,685)
Barclays Bank plc	97,125,000	ILS	01/31/20	27,479,134	27,649,245	(170,111)
Goldman Sachs International	10,860,000	CAD	07/11/19	8,090,464	8,296,543	(206,079)
Citibank N.A., New York	1,517,000,000	JPY	07/01/19	13,864,214	14,071,051	(206,837)
JPMorgan Chase Bank, N.A.	2,406,450,000	JPY	07/08/19	22,049,405	22,331,988	(282,583)
Barclays Bank plc	5,748,000,000	JPY	07/29/19	53,132,684	53,431,839	(299,155)
Bank of America, N.A.	16,380,000,000	JPY	01/21/20	153,969,075	154,269,854	(300,779)
Bank of America, N.A.	2,314,000,000	JPY	07/22/19	21,188,963	21,498,224	(309,261)
Goldman Sachs International	4,245,000,000	JPY	07/08/19	38,896,613	39,393,833	(497,220)
Goldman Sachs International	4,991,000,000	JPY	08/13/19	45,818,415	46,446,535	(628,120)
JPMorgan Chase Bank, N.A.	5,371,500,000	JPY	07/01/19	49,171,572	49,823,764	(652,192)
Goldman Sachs International	74,900,000	EUR	07/19/19	83,981,850	85,315,660	(1,333,810)
Goldman Sachs International	195,090,000	ILS	01/31/20	53,865,793	55,537,620	(1,671,827)
JPMorgan Chase Bank, N.A.	481,400,000	BRL	10/01/19	122,763,382	124,475,173	(1,711,791)
Citibank N.A., New York	416,000,000	BRL	10/01/19	105,634,697	107,564,752	(1,930,055)
Goldman Sachs International	343,000,000	BRL	10/01/19	85,510,832	88,689,207	(3,178,375)
Citibank N.A., New York	291,100,000	BRL	01/02/20	70,969,753	74,658,250	(3,688,497)
Goldman Sachs International	24,922,300,000	JPY	07/01/19	225,493,668	231,168,723	(5,675,055)
						$(21,250,956)

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2019	Unrealized Appreciation
Goldman Sachs International	240,850,000	BRL	07/01/19	$58,600,973	$62,793,305	$4,192,332
Citibank N.A., New York	240,850,000	BRL	07/01/19	59,437,321	62,793,305	3,355,984
Citibank N.A., New York	8,750,000	CZK	07/26/19	390,920	391,936	1,016
						$7,549,332

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at June 30, 2019. The total market value of fair valued securities amounts to $22,226,931, (cost $21,400,232) or 0.2% of total net assets.
[2]	Affiliated issuer.
[3]	Rate indicated is the 7-day yield as of June 30, 2019.
[4]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2019. See table below for additional step information for each security.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,926,863,936 (cost $2,910,724,026), or 22.5% of total net assets.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

[7]	Security is an interest-only strip.
[8]	Face amount of security is adjusted for inflation.
[9]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[10]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $49,196,283 (cost $48,880,091), or 0.4% of total net assets — See Note 6.
[11]	Zero coupon rate security.
[12]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[13]	Rate indicated is the effective yield at the time of purchase.
[14]	Repurchase Agreements - See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
[15]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[16]	Security is a principal-only strip.
[17]	Security is in default of interest and/or principal obligations.

BofA — Bank of America

BRL — Brazilian Real

CAD — Canadian Dollar

CDX.NA.IG.31 Index — Credit Default Swap North American Investment Grade Series 31 Index

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

CMT — Constant Maturity Treasury

CZK — Czech Koruna

EUR — Euro

ICE — Intercontinental Exchange

ILS — Israeli Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$—	$11,483	$232	$11,715
Preferred Stocks	—	7,067	—	7,067
Mutual Funds	135,170,787	—	—	135,170,787
Money Market Fund	66,996,098	—	—	66,996,098
Collateralized Mortgage Obligations	—	3,703,851,616	31,005,724	3,734,857,340
U.S. Government Securities	—	3,530,843,144	—	3,530,843,144
Asset-Backed Securities	—	2,090,968,577	23,327,588	2,114,296,165
Foreign Government Debt	—	1,352,669,303	—	1,352,669,303
Corporate Bonds	—	1,040,367,499	6,374,326	1,046,741,825
Federal Agency Bonds	—	575,387,152	—	575,387,152
Municipal Bonds	—	93,110,570	—	93,110,570
Senior Floating Rate Interests	—	59,091,016	—	59,091,016
Commercial Paper	—	236,888,986	—	236,888,986
Repurchase Agreements	—	102,022,277	—	102,022,277
Options Purchased	—	26,422,358	—	26,422,358
Forward Foreign Currency Exchange Contracts**	—	9,571,643	—	9,571,643
Total Assets	$202,166,885	$12,821,212,691	$60,707,870	$13,084,087,446

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$—	$191,250	$—	$191,250
Interest Rate Futures Contracts**	3,034,487	—	—	3,034,487
Credit Default Swap Agreements**	—	28,054,491	—	28,054,491
Forward Foreign Currency Exchange Contracts**	—	23,273,267	—	23,273,267
Unfunded Loan Commitments (Note 5)	—	870,855	28	870,883
Total Liabilities	$3,034,487	$52,389,863	$28	$55,424,378

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2019, the Fund had securities with a total value of $7,168 transfer into Level 3 from Level 2 due to lack of observable inputs and had securities with a total value of $7,737,701 transfer out of Level 3 into Level 2 due to changes in the securities valuation methods based on the availability of observable market inputs.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Freddie Mac Seasoned Credit Risk Transfer Trust 2017-3, 3.00% due 07/25/56	3.25%	09/25/19	3.25%	09/25/19
Freddie Mac Seasoned Credit Risk Transfer Trust 2018-1, 2.50% due 05/25/57	2.75%	09/25/19	3.00%	03/25/20
Freddie Mac Seasoned Credit Risk Transfer Trust 2017-4, 3.00% due 06/25/57	3.25%	12/25/19	3.25%	12/25/19
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/25/21	8.00%	07/26/22
New Residential Mortgage Loan Trust 2019-RPL1, 4.33% due 02/26/24	7.33%	02/25/22	8.33%	02/25/23
Willis Engine Securitization Trust II 2012-A, 5.50% due 09/15/37	8.50%	09/15/20	8.50%	09/15/20

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			Citigroup Mortgage Loan Trust
2.59% - 2.76%			2.54%
08/01/19 - 09/16/19	$102,022,277	$102,547,529	01/25/37	$107,890,000	$96,669,440

			Morgan Stanley ABS Capital I Inc. Trust
			2.55%
			11/25/36	27,790,000	19,819,828

			Morgan Stanley ABS Capital I Inc. Trust
			3.08%
			09/25/35	17,065,000	16,242,467

			Countrywide Asset-Backed Certificates
			2.62%
			06/25/47	19,000,000	15,859,300

			Soundview Home Loan Trust
			2.90%
			03/25/36	16,004,500	15,514,762

			Saxon Asset Securities Trust
			2.85%
			11/25/37	13,000,000	12,629,500

			Nationstar Home Equity Loan Trust
			2.72%
			04/25/37	11,731,000	11,327,454

			Morgan Stanley ABS Capital I Inc. Trust
			3.18%
			01/25/35	8,000,000	7,723,200

			Bayview Financial Mortgage Pass-Through Trust
			6.19%
			11/28/36	12,765,000	7,717,719

			Long Beach Mortgage Loan Trust
			3.45%
			06/25/35	685,000	685,548

			Structured Asset Securities Corp. Mortgage Loan Trust
			2.60%
			06/25/37	236,337	161,631
				$234,166,837	$204,350,849

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/18		Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Shares/Face Amount 06/30/19	Investment Income	Capital Gain Distributions
Common Stocks
Aspect Software Parent, Inc.	$–	**	$–	$– **	$–	$–	$–	–	$–	$–
BP Holdco LLC*,3	–		188	–	–	–	188	532	–	–
Mutual Funds
Guggenheim Floating Rate Strategies Fund — R6-Class	105,685,870		2,604,361	(48,170,000)	(1,265,416)	(1,245,282)	57,609,533	2,276,157	2,603,969	392
Guggenheim Strategy Fund II	25,435,578		590,577	–	–	(163,774)	25,862,381	1,041,998	576,929	13,648
Guggenheim Strategy Fund III	25,444,068		588,060	–	–	(214,997)	25,817,131	1,041,433	587,108	953
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	25,458,278		560,433	–	–	(136,969)	25,881,742	2,598,568	541,885	18,548
Senior Floating Rate Interests[2]
Aspect Software, Inc. 12.96% (3 Month USD LIBOR + 10.50%, Rate Floor: 1.00%) due 05/25/20	12,202		–	(10,024)	(4,611)	2,433	–	–	681	–
Warrants
Aspect Software, Inc.	–	**	–	– **	–	–	–	–	–	–
	$182,035,996		$4,343,619	$(48,180,024)	$(1,270,027)	$(1,758,589)	$135,170,975		$4,310,572	$33,541

*	Non-income producing security.
**	Security has a market value of $0.
[1]	Effective November 30, 2018, Guggenheim Strategy Fund I was reorganized with and into the Guggenheim Ultra Short Duration Fund.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Security was fair valued by the Valuation Committee at June 30, 2019. The total market value of affiliated and fair valued securities amounts to $188, (cost $188) or less than 0.1% of total net assets.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
MONEY MARKET FUND† - 1.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 2.10%[1]	7,470,310	$7,470,310
Total Money Market Fund
(Cost $7,470,310)		7,470,310

	Face Amount~
CORPORATE BONDS†† - 25.6%
Financial - 13.3%
Wells Fargo & Co.
3.47% (3 Month USD LIBOR + 0.93%) due 02/11/22[2]	2,800,000	2,816,428
HSBC Holdings plc
3.12% (3 Month USD LIBOR + 0.60%) due 05/18/21[2]	2,600,000	2,602,054
Lloyds Bank plc
3.06% (3 Month USD LIBOR + 0.49%) due 05/07/21[2]	2,600,000	2,598,992
Citigroup, Inc.
3.37% (3 Month USD LIBOR + 0.79%) due 01/10/20[2]	2,300,000	2,306,940
3.71% (3 Month USD LIBOR + 1.38%) due 03/30/21[2]	250,000	254,052
BNZ International Funding Ltd.
3.22% (3 Month USD LIBOR + 0.70%) due 02/21/20[2,3]	2,550,000	2,560,047
UBS Group Funding Switzerland AG
4.38% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 04/14/21[2,3]	1,400,000	1,433,792
3.78% (3 Month USD LIBOR + 1.44%) due 09/24/20[2,3]	1,100,000	1,116,537
Capital One Financial Corp.
3.03% (3 Month USD LIBOR + 0.45%) due 10/30/20[2]	2,535,000	2,537,443
Australia & New Zealand Banking Group Ltd.
3.00% (3 Month USD LIBOR + 0.66%) due 09/23/19[2,3]	2,225,000	2,228,380
3.51% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	300,000	303,785
Sumitomo Mitsui Trust Bank Ltd.
3.51% (3 Month USD LIBOR + 0.91%) due 10/18/19[2,3]	2,375,000	2,380,952
2.86% (3 Month USD LIBOR + 0.44%) due 09/19/19[2,3]	150,000	150,161
Huntington National Bank
2.96% (3 Month USD LIBOR + 0.51%) due 03/10/20[2]	2,525,000	2,530,695
Citizens Bank North America/Providence RI
3.06% (3 Month USD LIBOR + 0.54%) due 03/02/20[2]	2,525,000	2,529,444
Credit Agricole S.A.
3.42% (3 Month USD LIBOR + 0.97%) due 06/10/20[2,3]	2,495,000	2,513,030
Goldman Sachs Group, Inc.
3.04% (3 Month USD LIBOR + 0.73%) due 12/27/20[2]	1,400,000	1,402,491
4.29% (3 Month USD LIBOR + 1.77%) due 02/25/21[2]	1,050,000	1,073,607
Svenska Handelsbanken AB
2.99% (3 Month USD LIBOR + 0.47%) due 05/24/21[2]	2,250,000	2,260,125
American Express Co.
3.05% (3 Month USD LIBOR + 0.53%) due 05/17/21[2]	2,150,000	2,158,106
AvalonBay Communities, Inc.
3.03% (3 Month USD LIBOR + 0.43%) due 01/15/21[2]	2,050,000	2,050,205
Synchrony Financial
3.81% (3 Month USD LIBOR + 1.23%) due 02/03/20[2]	1,800,000	1,807,175
Sumitomo Mitsui Financial Group, Inc.
4.13% (3 Month USD LIBOR + 1.68%) due 03/09/21[2]	1,350,000	1,377,799
Mitsubishi UFJ Financial Group, Inc.
4.40% (3 Month USD LIBOR + 1.88%) due 03/01/21[2]	1,234,000	1,262,717
Assurant, Inc.
3.58% (3 Month USD LIBOR + 1.25%) due 03/26/21[2]	1,160,000	1,160,080

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 25.6% (continued)
Financial - 13.3% (continued)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.25% due 07/01/20	900,000	$913,235
4.63% due 10/30/20	150,000	153,811
AXIS Specialty Finance LLC
5.88% due 06/01/20	1,000,000	1,030,974
Alexandria Real Estate Equities, Inc.
2.75% due 01/15/20	1,000,000	1,000,416
Santander UK plc
3.14% (3 Month USD LIBOR + 0.62%) due 06/01/21[2]	980,000	982,121
Standard Chartered Bank
2.97% (3 Month USD LIBOR + 0.40%) due 08/04/20[2]	920,000	921,483
Credit Suisse AG NY
2.98% (3 Month USD LIBOR + 0.40%) due 07/31/20[2]	920,000	920,972
UBS AG
3.03% (3 Month USD LIBOR + 0.58%, Rate Floor: 0.00%) due 06/08/20[2,3]	870,000	873,374
ANZ New Zealand Int'l Ltd.
2.85% due 08/06/20[3]	600,000	603,686
Morgan Stanley
5.50% due 07/24/20	555,000	572,892
Essex Portfolio, LP
5.20% due 03/15/21	300,000	311,564
Credit Suisse Group Funding Guernsey Ltd.
2.75% due 03/26/20	250,000	250,391
American Tower Corp.
2.80% due 06/01/20	230,000	230,525
Total Financial		54,180,481
Consumer, Non-cyclical - 5.3%
Allergan Funding SCS
3.69% (3 Month USD LIBOR + 1.26%) due 03/12/20[2]	2,650,000	2,666,915
Express Scripts Holding Co.
3.27% (3 Month USD LIBOR + 0.75%) due 11/30/20[2]	2,530,000	2,530,206
Zimmer Biomet Holdings, Inc.
3.17% (3 Month USD LIBOR + 0.75%) due 03/19/21[2]	1,400,000	1,398,507
2.70% due 04/01/20	1,070,000	1,071,333
General Mills, Inc.
3.14% (3 Month USD LIBOR + 0.54%) due 04/16/21[2]	2,450,000	2,450,818
CVS Health Corp.
3.08% (3 Month USD LIBOR + 0.63%) due 03/09/20[2]	1,150,000	1,152,791
3.17% (3 Month USD LIBOR + 0.72%) due 03/09/21[2]	1,050,000	1,054,630
Bayer US Finance II LLC
2.98% (3 Month USD LIBOR + 0.63%) due 06/25/21[2,3]	1,700,000	1,688,585
Mondelez International, Inc.
3.00% due 05/07/20	1,040,000	1,044,209
Quest Diagnostics, Inc.
2.50% due 03/30/20	1,030,000	1,028,703
Molson Coors Brewing Co.
2.25% due 03/15/20	1,025,000	1,022,467
Conagra Brands, Inc.
3.34% (3 Month USD LIBOR + 0.75%) due 10/22/20[2]	1,000,000	1,000,159
Bayer US Finance LLC
2.38% due 10/08/19[3]	1,000,000	998,688
Coca-Cola Femsa SAB de CV
4.63% due 02/15/20	950,000	961,634
Constellation Brands, Inc.
2.25% due 11/06/20	900,000	898,071
Zoetis, Inc.
3.45% due 11/13/20	230,000	232,918
BAT Capital Corp.
2.30% due 08/14/20	225,000	224,532
Biogen, Inc.
2.90% due 09/15/20	100,000	100,502
Total Consumer, Non-cyclical		21,525,668
Industrial - 2.1%
Siemens Financieringsmaatschappij N.V.
3.02% (3 Month USD LIBOR + 0.61%) due 03/16/22[2,3]	1,870,000	1,879,270
Aviation Capital Group LLC
2.88% due 01/20/22[3]	1,200,000	1,208,522
Republic Services, Inc.
5.50% due 09/15/19	1,000,000	1,005,577
Rolls-Royce plc
2.38% due 10/14/20[3]	1,000,000	998,447
Harris Corp.
2.70% due 04/27/20	930,000	930,954
Molex Electronic Technologies LLC
2.88% due 04/15/20[3]	900,000	900,438
Textron, Inc.
3.10% (3 Month USD LIBOR + 0.55%) due 11/10/20[2]	600,000	599,756
Ryder System, Inc.
2.50% due 05/11/20	540,000	539,816

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 25.6% (continued)
Industrial - 2.1% (continued)
Penske Truck Leasing Company Lp / PTL Finance Corp.
3.05% due 01/09/20[3]	320,000	$320,386
Ingersoll-Rand Luxembourg Finance S.A.
2.63% due 05/01/20	170,000	170,091
GATX Corp.
2.60% due 03/30/20	70,000	69,936
Total Industrial		8,623,193
Energy - 2.0%
Equities Corp.
3.09% (3 Month USD LIBOR + 0.77%) due 10/01/20[2]	2,200,000	2,198,245
Energy Transfer Operating, LP
7.50% due 10/15/20	900,000	954,639
Florida Gas Transmission Company LLC
5.45% due 07/15/20[3]	900,000	923,399
Reliance Holding USA, Inc.
4.50% due 10/19/20[3]	900,000	920,182
ONEOK Partners, LP
3.80% due 03/15/20	900,000	906,204
Marathon Petroleum Corp.
3.40% due 12/15/20	885,000	894,182
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	825,000	856,936
Phillips 66
3.12% (3 Month USD LIBOR + 0.60%) due 02/26/21[2]	350,000	350,011
Total Energy		8,003,798
Technology - 1.2%
International Business Machines Corp.
2.80% due 05/13/21	1,050,000	1,062,642
Analog Devices, Inc.
2.95% due 01/12/21	1,000,000	1,009,094
Fidelity National Information Services, Inc.
3.63% due 10/15/20	900,000	913,295
CA, Inc.
5.38% due 12/01/19	900,000	907,988
Broadcom Corporation / Broadcom Cayman Finance Ltd.
2.38% due 01/15/20	900,000	898,436
Total Technology		4,791,455
Communications - 0.9%
Deutsche Telekom International Finance BV
3.17% (3 Month USD LIBOR + 0.58%) due 01/17/20[2,3]	2,515,000	2,518,012
Juniper Networks, Inc.
3.30% due 06/15/20	1,000,000	1,005,881
Discovery Communications LLC
3.10% (3 Month USD LIBOR + 0.71%) due 09/20/19[2]	300,000	300,331
Telefonica Emisiones S.A.
5.13% due 04/27/20	75,000	76,533
Total Communications		3,900,757
Utilities - 0.6%
Ameren Corp.
2.70% due 11/15/20	1,000,000	1,003,256
NextEra Energy Capital Holdings, Inc.
2.78% (3 Month USD LIBOR + 0.45%) due 09/28/20[2]	1,000,000	999,019
Southern Co.
3.29% (3 Month USD LIBOR + 0.70%) due 09/30/20[2,3]	220,000	220,087
PSEG Power LLC
5.13% due 04/15/20	130,000	132,668
Total Utilities		2,355,030
Basic Materials - 0.2%
Newmont Goldcorp Corp.
5.13% due 10/01/19	900,000	905,331
Total Corporate Bonds
(Cost $104,042,166)		104,285,713

ASSET-BACKED SECURITIES†† - 16.4%
Collateralized Loan Obligations - 12.2%
West CLO Ltd.
2017-1A, 3.52% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[2,3]	4,618,598	4,612,071
Seneca Park CLO Limited
2017-1A, 3.71% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/17/26[2,3]	4,267,224	4,271,722
OZLM XII Ltd.
2018-12A, 3.63% (3 Month USD LIBOR + 1.05%, Rate Floor: 0.00%) due 04/30/27[2,3]	3,600,000	3,602,644
Avery Point VI CLO Ltd.
2018-6A, 3.62% (3 Month USD LIBOR + 1.05%, Rate Floor: 0.00%) due 08/05/27[2,3]	3,600,000	3,596,418
Figueroa CLO Ltd.
2018-2A, 3.24% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 06/20/27[2,3]	3,550,000	3,537,974

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 16.4% (continued)
Collateralized Loan Obligations - 12.2% (continued)
MP CLO VIII Ltd.
2018-2A, 3.49% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[2,3]	3,450,000	$3,444,449
Mountain View CLO Ltd.
2018-1A, 3.40% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[2,3]	3,310,240	3,294,544
California Street CLO IX, LP
2019-9A, due 07/16/32[2,3]	3,000,000	3,000,000
Palmer Square Loan Funding Ltd.
2018-4A, 3.42% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[2,3]	1,836,309	1,836,607
2019-3A, 3.17% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[2]	1,000,000	1,000,000
Mountain Hawk II CLO Ltd.
2018-2A, 4.19% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[2,3]	2,000,000	2,000,425
KVK CLO Ltd.
2017-1A, 3.50% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[2,3]	1,800,000	1,793,711
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.90% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	1,800,000	1,768,546
BlueMountain CLO XXV Ltd.
2019-25A, 3.18% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.00%) due 07/15/32[2,3]	1,750,000	1,749,825
Garrison BSL CLO Ltd.
2018-1A, 3.54% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/17/28[2,3]	1,750,000	1,747,811
Midocean Credit CLO V
2018-5A, 4.19% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/19/28[2,3]	1,750,000	1,731,225
Voya CLO Ltd.
2019-2A, due 07/20/32[2,3]	1,500,000	1,500,000
THL Credit Wind River CLO Ltd.
2019-1A, due 01/15/26[2,3]	1,500,000	1,500,000
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 4.07% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[2,3]	1,457,000	1,450,607
Marathon CLO V Ltd.
2017-5A, 3.39% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	1,021,117	1,017,246
GPMT Ltd.
2018-FL1, 3.28% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 11/21/35[2,3]	797,303	797,303
VMC Finance LLC
2018-FL1, 3.21% (1 Month USD LIBOR + 0.82%) due 03/15/35[2,3]	645,697	641,442
Total Collateralized Loan Obligations		49,894,570
Financial - 2.9%
Station Place Securitization Trust
2019-5, 3.13% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 06/24/20[2,3]	3,050,000	3,050,000
2019-6, 3.03% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/24/21[2,3]	1,850,000	1,850,000
2018-6, 3.13% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 09/24/19[2]	1,000,000	999,999
2019-2, 2.98% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 04/24/21[2,3]	900,000	899,999
2019-1, 3.03% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 09/24/19[2,3]	750,000	750,000
Barclays Bank plc
GMTn, 3.04% (1 Month USD LIBOR + 0.60%) due 06/02/20[2,3]	2,150,000	2,143,773

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 16.4% (continued)
Financial - 2.9% (continued)
GMtN, 3.15% (1 Month USD LIBOR + 0.72%) due 10/31/19[2]	2,050,000	$2,050,807
Total Financial		11,744,578
Automotive - 1.0%
Hertz Vehicle Financing II, LP
2015-1A, 2.73% due 03/25/21[3]	2,700,000	2,702,934
2016-3A, 2.27% due 07/25/20[3]	550,000	549,780
Avis Budget Rental Car Funding AESOP LLC
2015-1A, 2.50% due 07/20/21[3]	750,000	750,675
Total Automotive		4,003,389
Transport-Aircraft - 0.3%
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[3]	1,142,999	1,159,243
Total Asset-Backed Securities
(Cost $66,887,938)		66,801,780

FOREIGN GOVERNMENT DEBT†† - 10.9%
Government of Japan
due 07/01/19[4]	JPY 1,017,800,000	9,440,683
due 01/20/20[4]	JPY 536,000,000	4,977,549
due 07/29/19[4]	JPY 380,000,000	3,525,134
due 07/08/19[4]	JPY 184,900,000	1,715,085
due 08/13/19[4]	JPY 153,400,000	1,423,123
due 07/22/19[4]	JPY 77,500,000	718,914
0.10% due 03/20/20	JPY 37,000,000	343,924
due 08/19/19[4]	JPY 21,000,000	194,825
2.40% due 03/20/20	JPY 15,000,000	141,730
1.30% due 03/20/20	JPY 6,000,000	56,249
Federative Republic of Brazil
due 10/01/19[4]	BRL 39,550,000	10,146,932
due 01/01/20[4]	BRL 7,800,000	1,973,195
Republic of Portugal
due 07/19/19[4]	EUR 1,900,000	2,161,530
due 01/17/20[4]	EUR 1,410,000	1,607,283
State of Israel
5.00% due 01/31/20	ILS 9,600,000	2,763,931
Kingdom of Spain
due 01/17/20[4]	EUR 1,490,000	1,698,854
Ontario T-Bill
due 07/03/19[4]	CAD 520,000	397,076
due 07/24/19[4]	CAD 145,000	110,605
due 07/17/19[4]	CAD 140,000	106,830
Newfoundland T-Bill
due 07/18/19[4]	CAD 200,000	152,607
due 07/25/19[4]	CAD 200,000	152,548
due 07/11/19[4]	CAD 100,000	76,331
Province of Newfoundland, Canada
due 07/09/19[4]	CAD 400,000	305,355
Province of Quebec, Canada
due 07/26/19[4]	CAD 390,000	297,456
Province of New Brunswick, Canada
due 07/11/19[4]	CAD 270,000	206,094
Total Foreign Government Debt
(Cost $43,882,209)		44,693,843

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 9.2%
Residential Mortgage Backed Securities - 7.1%
CSMC Series
2014-7R, 2.58% (WAC) due 10/27/36[2,3]	3,865,829	3,844,950
2014-2R, 2.78% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	3,441,665	3,336,681
2014-7R, 2.59% (WAC) due 12/27/37[2,3]	2,512,683	2,482,817
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58[2,3]	1,502,211	1,527,325
2017-6, 2.75% (WAC) due 10/25/57[2,3]	1,372,696	1,383,240
2017-5, 3.00% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	898,308	895,713
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[2,3]	3,274,824	3,305,269
Soundview Home Loan Trust
2006-OPT5, 2.54% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[2]	3,295,346	3,210,727
CIT Mortgage Loan Trust
2007-1, 3.78% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	2,481,880	2,510,018
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	2,016,781	2,064,745
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Ctfs Series
2005-R10, 2.83% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 01/25/36[2]	1,500,000	1,502,956
Banc of America Funding Trust
2015-R2, 2.66% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[2,3]	1,200,000	1,178,966

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 9.2% (continued)
Residential Mortgage Backed Securities - 7.1% (continued)
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 2.65% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/35[2]	613,906	$612,035
COLT 2018-2 Mortgage Loan Trust
2018-2, 3.47% (WAC) due 07/27/48[2,3]	517,157	519,083
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[2,3]	500,000	499,531
Total Residential Mortgage Backed Securities		28,874,056
Commercial Mortgage Backed Securities - 2.1%
Morgan Stanley Capital I Trust
2018-H3, 1.00% (WAC) due 07/15/51[2,5]	46,788,318	2,735,109
Americold LLC Trust
2010-ARTA, 7.44% due 01/14/29[3]	2,524,000	2,658,765
Bear Stearns Deutsche Bank Trust
2005-AFR1, 5.12% due 09/15/27[3]	2,015,000	2,023,555
CGBAM Mezzanine Securities Trust
2015-SMMZ, 8.21% due 04/10/28[3]	1,400,000	1,443,758
Total Commercial Mortgage Backed Securities		8,861,187
Total Collateralized Mortgage Obligations
(Cost $37,396,141)		37,735,243

U.S. GOVERNMENT SECURITIES†† - 6.5%
U.S. Treasury Notes
1.25% due 08/31/19	6,530,000	6,518,790
3.38% due 11/15/19	4,900,000	4,921,820
1.75% due 11/30/19	2,775,000	2,770,664
1.50% due 10/31/19	2,220,000	2,215,404
1.50% due 11/30/19	1,630,000	1,625,798
U.S. Treasury Inflation Protected Securities
1.38% due 01/15/20[6]	8,451,556	8,433,068
Total U.S. Government Securities
(Cost $26,494,440)		26,485,544

U.S. TREASURY BILLS†† - 1.2%
U.S. Treasury Bills
2.45% due 07/11/19[7]	5,000,000	4,997,323
Total U.S. Treasury Bills
(Cost $4,996,575)		4,997,323

MUNICIPAL BONDS†† - 0.9%
Hawaii - 0.4%
City & County of Honolulu Hawaii General Obligation Unlimited
5.78% due 09/01/24	1,500,000	1,508,265
California - 0.3%
City of Riverside California Sewer Revenue Bonds
7.00% due 08/01/19	1,400,000	1,405,460
District of Columbia - 0.2%
Washington Metropolitan Area Transit Authority Revenue Bonds
7.00% due 07/01/34	645,000	645,000
Total Municipal Bonds
(Cost $3,609,797)		3,558,725

COMMERCIAL PAPER†† - 25.6%
DowDuPont, Inc.
2.59% due 07/23/19[3,7]	4,100,000	4,093,511
2.68% due 07/15/19[3,7]	4,000,000	3,995,831
Walgreens Boots Alliance, Inc.
3.28% due 07/22/19[7]	3,000,000	2,994,936
2.51% due 07/30/19[7]	1,500,000	1,496,750
Aon Corp.
2.53% due 07/11/19[3,7]	4,100,000	4,097,119
International Paper Co.
2.56% due 07/24/19[3,7]	4,100,000	4,093,294
American Electric Power
2.59% due 07/29/19[3,7]	4,100,000	4,091,741
National Grid USA
2.54% due 08/20/19[3,7]	4,100,000	4,085,536
McCormick & Co., Inc.
2.49% due 07/10/19[3,7]	4,000,000	3,997,510
General Mills, Inc.
2.49% due 07/22/19[3,7]	4,000,000	3,994,190
Ryder System, Inc.
2.55% due 07/25/19[7]	4,000,000	3,993,200
Rogers Communications, Inc.
2.71% due 08/06/19[3,7]	4,000,000	3,988,928
E.I. du Pont de Nemours & Co.
2.74% due 08/21/19[3,7]	4,000,000	3,984,688
AT&T, Inc.
2.71% due 09/27/19[3,7]	4,000,000	3,973,417
Duke Energy Corp.
2.54% due 07/24/19[3,7]	3,900,000	3,893,671
NextEra Energy Capital Holdings, Inc.
2.58% due 07/29/19[3,7]	3,800,000	3,792,375
UDR, Inc.
2.60% due 07/16/19[3,7]	3,750,000	3,745,938
Marriott International, Inc.
2.62% due 07/24/19[3,7]	3,500,000	3,493,592
Clorox Co.
2.60% due 07/23/19[3,7]	1,945,000	1,941,910
2.55% due 07/24/19[3,7]	1,500,000	1,497,556
Nasdaq, Inc.
2.70% due 07/09/19[3,7]	3,435,000	3,432,939
Reed Elsevier, Inc.
2.50% due 07/01/19[3,7]	3,250,000	3,250,000

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount~	Value
COMMERCIAL PAPER†† - 25.6% (continued)
Anheuser-Busch InBev Worldwide, Inc.
2.58% due 07/01/19[3,7]	3,000,000	$3,000,000
Reckitt Benckiser Treasury Services plc
2.73% due 07/09/19[3,7]	3,000,000	2,997,823
Corning, Inc.
2.56% due 07/17/19[3,7]	3,000,000	2,996,587
Public Service Enterprise Group
2.52% due 07/22/19[3,7]	3,000,000	2,995,590
Leggett & Platt, Inc.
2.56% due 07/22/19[3,7]	3,000,000	2,995,520
Keurig Dr Pepper, Inc.
2.55% due 08/19/19[3,7]	3,000,000	2,989,588
Spire, Inc.
2.55% due 07/10/19[3,7]	2,500,000	2,498,406
PPG Industries Inc.
2.58% due 07/18/19[7]	2,500,000	2,496,954
Entergy Corp.
2.57% due 07/12/19[3,7]	1,500,000	1,498,822
TransCanada PipeLine USA Ltd.
2.53% due 07/26/19[3,7]	1,400,000	1,397,540
McDonald's Corp.
2.42% due 07/08/19[3,7]	750,000	749,647
Total Commercial Paper
(Cost $104,545,090)		104,545,109

REPURCHASE AGREEMENTS††,8 - 3.2%
BNP Paribas
issued 05/01/19 at 2.76% due 08/01/19	5,100,000	5,100,000
issued 06/13/19 at 2.59% due 09/16/19	600,000	600,000
RBC Capital Markets
issued 05/16/19 at 2.68% due 07/15/19	4,200,000	4,200,000
Barclays Capital
issued 03/28/19 at 2.65% (1 Month USD LIBOR + 0.25%) due 08/12/19[2]	1,700,000	1,700,000
Deutsche Bank
issued 05/20/19 at 2.96% due 08/02/19	1,354,000	1,354,000
Total Repurchase Agreements
(Cost $12,954,000)		12,954,000
Total Investments - 101.3%
(Cost $412,278,666)		$413,527,590
Other Assets & Liabilities, net - (1.3)%		(5,427,765)
Total Net Assets - 100.0%		$408,099,825

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
BofA Securities, Inc.	ICE	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$24,960,000	$(559,216)	$(260,835)	$(298,381)

OTC Credit Default Swap Agreements Protection Purchased††

Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$3,280,000	$(67,063)	$(861)	$(66,202)
Goldman Sachs International	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	6,840,000	(139,854)	(14,157)	(125,697)
						$(206,917)	$(15,018)	$(191,899)

Centrally Cleared Interest Rate Swap Agreements††									Upfront
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Premiums Paid (Received)	Unrealized Depreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	3.28%	Quarterly	11/07/28	$550,000	$(62,742)	$633	$(63,375)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	3.21%	Quarterly	11/07/25	1,650,000	(137,316)	494	(137,810)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	3.18%	Quarterly	11/07/23	2,450,000	(145,486)	(272)	(145,214)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	3.14%	Quarterly	11/06/21	11,700,000	(365,392)	2,580	(367,972)
								$(710,936)	$3,435	$(714,371)

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2019	Unrealized Appreciation (Depreciation)
Goldman Sachs International	8,400,000	BRL	07/01/19	$2,229,240	$2,190,009	$39,231
Citibank N.A., New York	8,300,000	BRL	07/01/19	2,194,925	2,163,938	30,987
JPMorgan Chase Bank, N.A.	18,500	JPY	09/20/19	173	173	—
Goldman Sachs International	219,000	JPY	09/20/19	2,043	2,044	(1)
JPMorgan Chase Bank, N.A.	390,000	CAD	07/26/19	297,981	298,053	(72)
Goldman Sachs International	21,219,000	JPY	03/23/20	200,469	200,602	(133)
Morgan Stanley Capital Services LLC	390,000	CAD	07/03/19	297,687	297,883	(196)
Barclays Bank plc	1,490,000	EUR	01/17/20	1,720,801	1,721,089	(288)
JPMorgan Chase Bank, N.A.	37,018,500	JPY	03/23/20	349,607	349,969	(362)
Goldman Sachs International	1,410,000	EUR	01/17/20	1,628,154	1,628,682	(528)
Goldman Sachs International	21,000,000	JPY	08/19/19	194,862	195,512	(650)
Citibank N.A., New York	11,500,000	JPY	07/22/19	105,589	106,841	(1,252)
Morgan Stanley Capital Services LLC	100,000	CAD	07/25/19	75,115	76,422	(1,307)
BNP Paribas S.A.	100,000	CAD	07/25/19	75,102	76,422	(1,320)
Morgan Stanley Capital Services LLC	10,500,000	JPY	07/01/19	95,781	97,394	(1,613)
BNP Paribas S.A.	145,000	CAD	07/24/19	108,942	110,809	(1,867)
Citibank N.A., New York	130,000	CAD	07/03/19	97,017	99,294	(2,277)
Morgan Stanley Capital Services LLC	200,000	CAD	07/18/19	150,260	152,817	(2,557)
Morgan Stanley Capital Services LLC	140,000	CAD	07/17/19	104,224	106,969	(2,745)
Morgan Stanley Capital Services LLC	400,000	CAD	07/09/19	299,710	305,567	(5,857)
Citibank N.A., New York	44,000,000	JPY	07/01/19	402,126	408,125	(5,999)
JPMorgan Chase Bank, N.A.	53,500,000	JPY	07/08/19	490,201	496,483	(6,282)
Goldman Sachs International	370,000	CAD	07/11/19	275,631	282,663	(7,032)
Barclays Bank plc	4,305,000	ILS	01/31/20	1,217,994	1,225,534	(7,540)
Bank of America, N.A.	66,000,000	JPY	07/22/19	604,352	613,173	(8,821)
Bank of America, N.A.	536,000,000	JPY	01/21/20	5,038,305	5,048,147	(9,842)
Goldman Sachs International	131,400,000	JPY	07/08/19	1,204,077	1,219,399	(15,322)
Goldman Sachs International	153,400,000	JPY	08/13/19	1,408,244	1,427,549	(19,305)
Barclays Bank plc	380,000,000	JPY	07/29/19	3,512,599	3,532,376	(19,777)
JPMorgan Chase Bank, N.A.	164,000,000	JPY	07/01/19	1,501,362	1,521,195	(19,833)
Goldman Sachs International	1,900,000	EUR	07/19/19	2,130,381	2,164,216	(33,835)
Goldman Sachs International	5,775,000	ILS	01/31/20	1,592,712	1,644,009	(51,297)
Citibank N.A., New York	12,050,000	BRL	10/01/19	3,063,892	3,115,758	(51,866)
JPMorgan Chase Bank, N.A.	15,500,000	BRL	10/01/19	3,950,813	4,007,821	(57,008)
Goldman Sachs International	12,000,000	BRL	10/01/19	3,005,761	3,102,829	(97,068)
Citibank N.A., New York	7,800,000	BRL	01/02/20	1,901,368	2,000,462	(99,094)
Goldman Sachs International	799,300,000	JPY	07/01/19	7,228,009	7,413,969	(185,960)
						$(648,688)

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2019	Unrealized Appreciation
Goldman Sachs International	8,350,000	BRL	07/01/19	$2,031,631	$2,176,974	$145,343
Citibank N.A., New York	8,350,000	BRL	07/01/19	2,060,626	2,176,974	116,348
						$261,691

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of June 30, 2019.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $212,728,419 (cost $212,471,202), or 52.1% of total net assets.
[4]	Zero coupon rate security.
[5]	Security is an interest-only strip.
[6]	Face amount of security is adjusted for inflation.
[7]	Rate indicated is the effective yield at the time of purchase.
[8]	Repurchase Agreements - See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America

BRL — Brazilian Real

CAD — Canadian Dollar

CDX.NA.IG.31 — Credit Default Swap North American Investment Grade Series 31 Index

CME — Chicago Mercantile Exchange

EUR — Euro

ICE — Intercontinental Exchange

ILS — Israeli Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$7,470,310	$—	$—	$7,470,310
Corporate Bonds	—	104,285,713	—	104,285,713
Asset-Backed Securities	—	66,801,780	—	66,801,780
Foreign Government Debt	—	44,693,843	—	44,693,843
Collateralized Mortgage Obligations	—	37,735,243	—	37,735,243
U.S. Government Securities	—	26,485,544	—	26,485,544
U.S. Treasury Bills	—	4,997,323	—	4,997,323
Municipal Bonds	—	3,558,725	—	3,558,725
Commercial Paper	—	104,545,109	—	104,545,109
Repurchase Agreements	—	12,954,000	—	12,954,000
Forward Foreign Currency Exchange Contracts**	—	331,909	—	331,909
Total Assets	$7,470,310	$406,389,189	$—	$413,859,499

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$490,280	$—	$490,280
Interest Rate Swap Agreements**	—	714,371	—	714,371
Forward Foreign Currency Exchange Contracts**	—	718,906	—	718,906
Total Liabilities	$—	$1,923,557	$—	$1,923,557

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			Morgan Stanley ABS Capital I Inc. Trust
2.59% - 2.76%			3.42%
08/01/19 - 09/16/19	$5,700,000	$5,739,965	10/25/33	$33,873,200	$33,686,897

			Countrywide Asset-Backed Certificates
			2.64%
			03/25/36	11,427,000	10,223,737
				$45,300,200	$43,910,634

RBC Capital Markets			Endo Dac / Endo Finance LLC / Endo Finco Inc.
2.68%			6.00%
07/15/19	4,200,000	4,218,760	02/01/25	$6,222,000	$4,168,740

Barclays			Hess Corp.
2.65% (1 Month USD LIBOR + 0.25%)			5.60%
08/12/19*	1,700,000	1,700,000	02/15/41	$1,980,000	$2,129,094

Deutsche Bank			DBWF Mortgage Trust
2.96%			5.41%
08/02/19	1,354,000	1,362,226	11/19/35	$1,924,000	$1,937,276

*	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 98.8%
Financial - 23.7%
Mastercard, Inc. — Class A	4,000	$1,058,120
Commonwealth Bank of Australia	15,200	883,483
Westpac Banking Corp.	40,800	812,448
National Australia Bank Ltd.	39,700	744,828
Public Storage REIT	3,100	738,327
Swiss Re AG	6,720	683,271
AXA S.A.	25,800	677,866
DBS Group Holdings Ltd.	32,900	631,434
Canadian Imperial Bank of Commerce	8,000	629,236
Visa, Inc. — Class A	3,600	624,780
Australia & New Zealand Banking Group Ltd.	29,600	586,305
Simon Property Group, Inc. REIT	3,600	575,136
SmartCentres Real Estate Investment Trust	21,300	540,280
Swedbank AB — Class A	35,400	531,754
Sampo Oyj — Class A	11,200	528,662
Daiwa House REIT Investment Corp.	200	482,516
RioCan Real Estate Investment Trust	24,100	478,403
Essex Property Trust, Inc. REIT	1,600	467,088
Nippon Prologis REIT, Inc.	200	461,738
H&R Real Estate Investment Trust	26,000	453,566
Invesco Ltd.	22,000	450,120
VEREIT, Inc.	49,900	449,599
Aflac, Inc.	8,100	443,961
BNP Paribas S.A.	9,200	437,031
Toronto-Dominion Bank	7,300	426,647
CNP Assurances	18,500	419,996
Japan Retail Fund Investment Corp. REIT	200	404,415
Great-West Lifeco, Inc.	17,300	398,386
Direct Line Insurance Group plc	91,300	384,712
Ventas, Inc. REIT	5,000	341,750
United Urban Investment Corp. REIT	200	335,034
Zurich Insurance Group AG	800	278,598
HSBC Holdings plc	29,900	249,398
Marsh & McLennan Companies, Inc.	2,400	239,400
Royal Bank of Canada	3,000	238,461
IGM Financial, Inc.	8,200	234,175
JPMorgan Chase & Co.	1,800	201,240
Tryg A/S	6,000	195,078
Bank of Montreal	1,600	120,886
Total Financial		18,838,128
Consumer, Non-cyclical - 19.5%
Johnson & Johnson	8,701	1,211,875
Pfizer, Inc.	27,200	1,178,304
Procter & Gamble Co.	10,300	1,129,395
Roche Holding AG	3,900	1,097,441
Philip Morris International, Inc.	10,400	816,712
Woolworths Group Ltd.	31,700	739,637
Bayer AG	10,400	720,855
Altria Group, Inc.	15,100	714,985
Kimberly-Clark Corp.	5,300	706,384
Colgate-Palmolive Co.	8,200	587,694
Amgen, Inc.	3,000	552,840
Japan Tobacco, Inc.	24,600	542,953
AbbVie, Inc.	7,200	523,584
Kellogg Co.	9,500	508,915
H&R Block, Inc.	16,800	492,240
Imperial Brands plc	18,700	438,533
General Mills, Inc.	8,100	425,412
Sanofi	4,500	388,530
PepsiCo, Inc.	2,900	380,277
Mitsubishi Tanabe Pharma Corp.	31,400	349,504
Bristol-Myers Squibb Co.	7,700	349,195
Medtronic plc	3,000	292,170
Nielsen Holdings plc	11,700	264,420
Atlantia SpA	8,100	211,068
Otsuka Holdings Company Ltd.	5,900	192,416
Wesfarmers Ltd.	7,000	177,728
Hershey Co.	1,200	160,836
S&P Global, Inc.	700	159,453
Reed Elsevier plc	6,000	145,460
Total Consumer, Non-cyclical		15,458,816
Technology - 14.9%
Microsoft Corp.	12,908	1,729,156
Apple, Inc.	5,841	1,156,051
Accenture plc — Class A	4,900	905,373
International Business Machines Corp.	6,075	837,742
Texas Instruments, Inc.	6,843	785,303
Broadcom, Inc.	2,562	737,497
Canon, Inc.	23,500	685,752
Paychex, Inc.	8,200	674,778
Fidelity National Information Services, Inc.	5,188	636,464
Maxim Integrated Products, Inc.	10,329	617,881
Fiserv, Inc.*	6,695	610,316
Oracle Corp.	9,100	518,427
Jack Henry & Associates, Inc.	3,185	426,535
HP, Inc.	18,104	376,382
Seagate Technology plc	7,306	344,259
Intuit, Inc.	1,100	287,463
Intel Corp.	6,000	287,220
CDK Global, Inc.	5,000	247,200
Total Technology		11,863,799
Communications - 13.9%
AT&T, Inc.	35,310	1,183,238
Verizon Communications, Inc.	20,200	1,154,026
Amazon.com, Inc.*	500	946,815
Alphabet, Inc. — Class C*	800	864,728
NTT DOCOMO, Inc.	25,900	603,597
BCE, Inc.	11,800	536,974
Omnicom Group, Inc.	6,200	508,090
TELUS Corp.	12,200	451,093
Eutelsat Communications S.A.	23,900	446,902
HKT Trust & HKT Ltd.	281,000	446,082
Elisa Oyj	9,100	444,132
VeriSign, Inc.*	2,056	430,033
PCCW Ltd.	707,700	408,613
Proximus SADP	12,100	356,724
Interpublic Group of Companies, Inc.	15,400	347,886

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Communications - 13.9% (continued)
WPP plc	26,600	$334,497
Walt Disney Co.	2,300	321,172
KDDI Corp.	11,800	300,281
Facebook, Inc. — Class A*	1,526	294,518
CDW Corp.	1,600	177,600
Shaw Communications, Inc. — Class B	8,100	165,307
Orange S.A.	10,200	160,854
Nippon Telegraph & Telephone Corp.	3,000	139,607
Total Communications		11,022,769
Utilities - 8.1%
NextEra Energy, Inc.	4,000	819,440
Dominion Energy, Inc.	10,068	778,458
Duke Energy Corp.	8,573	756,481
PPL Corp.	19,354	600,168
OGE Energy Corp.	13,300	566,048
Snam SpA	110,200	547,866
Endesa S.A.	17,900	460,326
SSE plc	29,700	423,192
Power Assets Holdings Ltd.	53,100	382,048
WEC Energy Group, Inc.	4,000	333,480
Eversource Energy	3,800	287,888
EDP - Energias de Portugal S.A.	60,600	230,352
National Grid plc	19,600	208,040
Total Utilities		6,393,787
Industrial - 7.2%
Lockheed Martin Corp.	2,140	777,976
3M Co.	4,236	734,268
United Parcel Service, Inc. — Class B	6,566	678,071
Waste Management, Inc.	5,700	657,609
TE Connectivity Ltd.	6,000	574,680
Republic Services, Inc. — Class A	6,200	537,168
Emerson Electric Co.	7,359	490,992
Bouygues S.A.	9,500	351,928
Pentair plc	8,200	305,040
Skanska AB — Class B	16,800	303,481
Amphenol Corp. — Class A	2,100	201,474
Lennox International, Inc.	500	137,500
Total Industrial		5,750,187
Consumer, Cyclical - 7.0%
Home Depot, Inc.	4,944	1,028,204
McDonald's Corp.	4,100	851,406
Ford Motor Co.	53,300	545,259
Nissan Motor Company Ltd.	74,400	532,484
Persimmon plc	19,700	499,611
Harvey Norman Holdings Ltd.	142,300	406,657
Crown Resorts Ltd.	45,400	396,875
Lawson, Inc.	7,100	340,478
Las Vegas Sands Corp.	4,732	279,614
Sekisui House Ltd.	12,800	210,801
TJX Companies, Inc.	3,400	179,792
L Brands, Inc.	6,100	159,210
Singapore Airlines Ltd.*	20,300	139,124
Total Consumer, Cyclical		5,569,515
Energy - 3.5%
BP plc	123,500	860,264
Eni SpA	42,500	706,045
TOTAL S.A.	11,300	633,312
Royal Dutch Shell plc — Class A	18,300	597,853
Total Energy		2,797,474
Basic Materials - 1.0%
Rio Tinto plc	13,100	811,856
Total Common Stocks
(Cost $74,154,459)		78,506,331

EXCHANGE-TRADED FUNDS† - 0.2%
iShares Edge MSCI Min Vol Global ETF	1,496	137,811
Total Exchange-Traded Funds
(Cost $137,873)		137,811

MONEY MARKET FUND† - 0.7%
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares 2.08%[1]	524,336	524,336
Total Money Market Fund
(Cost $524,336)		524,336
Total Investments - 99.7%
(Cost $74,816,668)		$79,168,478
Other Assets & Liabilities, net - 0.3%		263,017
Total Net Assets - 100.0%		$79,431,495

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of June 30, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$78,506,331	$—	$—	$78,506,331
Exchange-Traded Funds	137,811	—	—	137,811
Money Market Fund	524,336	—	—	524,336
Total Assets	$79,168,478	$—	$—	$79,168,478

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (collectively, the "Funds"). The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each fund separately.

This report covers the following Funds:

Fund Name	Investment Company Type
Alpha Opportunity Fund	Diversified
Capital Stewardship Fund	Diversified
Diversified Income Fund	Diversified
Floating Rate Strategies Fund	Diversified
High Yield Fund	Diversified
Investment Grade Bond Fund	Diversified
Large Cap Value Fund	Diversified
Limited Duration Fund	Diversified
Macro Opportunities Fund	Diversified
Market Neutral Real Estate Fund	Diversified
Mid Cap Value Fund	Diversified
Mid Cap Value Institutional Fund	Diversified
Municipal Income Fund	Diversified
Risk Managed Real Estate Fund	Diversified
Small Cap Value Fund	Diversified
StylePlus—Large Core Fund	Diversified
StylePlus—Mid Growth Fund	Diversified
Total Return Bond Fund	Diversified
Ultra Short Duration Fund	Diversified
World Equity Income Fund	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The Consolidated Schedule of Investments of the Macro Opportunities Fund includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Inter-company accounts and transactions have been eliminated in consolidation for the Fund.

The Fund may invest up to 25% of its toal assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consisten with the Fund’s investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually at 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Investments (“GI”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unrealiable, such investment is fair valued by the Valuation Committee.

Listed options are valued at the official settlement price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter ("OTC") options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The values of OTC swap agreements and credit default swap agreements entered into by a Fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE.

The value of equity swaps with custom portfolio baskets shall be computed by using the last exchange sale price for each underlying equity security with the swap agreement. A custom portfolio equity swap will be adjusted to include dividends accrued, financing charges and/or interest, as applicable, under the swap agreement.

The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange (“CME”) price.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments (“GI”), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 - Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the abilitiy to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Total return swaps and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or a custom basket of securities) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing total return or custom basket swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Amount reflects the maximum potential amount the Fund could be required to pay the buyer if a credit event occurs. The seller of protection, receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2019, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Alpha Opportunity Fund	$92,577,184	$4,353,006	$(6,006,620)	$(1,653,614)
Capital Stewardship Fund	195,962,795	18,930,208	(3,413,824)	15,516,384
Diversified Income Fund	6,847,826	327,056	(33,822)	293,234
Floating Rate Strategies Fund	1,965,629,966	–	(65,085,234)	(65,085,234)
High Yield Fund	438,934,419	7,006,174	(15,184,784)	(8,178,610)
Investment Grade Bond Fund	754,679,295	17,914,451	(5,541,686)	12,372,765
Large Cap Value Fund	52,386,364	12,161,763	(3,669,974)	8,491,789
Limited Duration Fund	3,689,571,939	34,393,542	(24,544,675)	9,848,867
Macro Opportunities Fund	6,762,196,615	63,467,449	(171,268,162)	(107,800,713)
Market Neutral Real Estate Fund	7,664,926	886,448	(113,694)	772,754
Mid Cap Value Fund	359,776,897	59,292,179	(30,143,554)	29,148,625
Mid Cap Value Institutional Fund	56,726,520	6,772,904	(4,920,442)	1,852,462
Municipal Income Fund	47,637,840	2,118,546	(19,875)	2,098,671
Risk Managed Real Estate Fund	155,669,407	25,566,184	(2,898,199)	22,667,985
Small Cap Value Fund	15,490,120	1,769,536	(1,809,670)	(40,134)
StylePlus—Large Core Fund	201,041,465	7,823,399	(1,887,559)	5,935,840
StylePlus—Mid Growth Fund	86,727,211	5,159,139	(798,636)	4,360,503
Total Return Bond Fund	12,817,401,622	310,168,033	(98,035,704)	212,132,329
Ultra Short Duration Fund	412,278,666	1,835,648	(2,178,372)	(342,724)
World Equity Income Fund	75,089,531	6,745,633	(2,666,686)	4,078,947

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of June 30, 2019. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of June 30, 2019, were as follows:

Fund	Borrower	Maturity Date	Face Amount*	Value
Floating Rate Strategies Fund
	Advantage Sales & Marketing LLC	07/25/19	8,000,000	$733,360
	Aspect Software, Inc.	07/15/23	939,012	12,851
	Mavis Tire Express Services Corp.	03/20/25	2,351,911	9,766
				$755,977
High Yield Fund
	Acosta, Inc.	09/26/19	618,205	395,843
	Advantage Sales & Marketing LLC	07/25/19	1,100,000	100,837
	Aspect Software, Inc.	07/15/23	91,145	1,247
	Bullhorn, Inc.	11/21/22	77,789	6,625
	Cypress Intermediate Holdings III, Inc.	04/27/22	750,000	52,401
	Epicor Software	06/01/20	1,000,000	22,656
	Lytx, Inc.	08/31/22	105,263	8,359
	MRI Software LLC	06/30/23	80,278	5,092
	National Technical Systems	06/12/21	250,000	10,184
	Packaging Coordinators Midco, Inc.	07/01/21	1,384,615	69,667
	Solera LLC	03/03/21	1,095,833	51,830
				$724,741
Investment Grade Bond Fund
	Mavis Tire Express Services Corp.	03/20/25	89,129	370
Limited Duration Fund
	Mavis Tire Express Services Corp.	03/20/25	612,760	2,544
Macro Opportunities Fund
	Acosta, Inc.	09/26/19	3,709,231	2,375,057
	Advantage Sales & Marketing LLC	07/25/19	1,500,000	137,505
	Aspect Software, Inc.	07/15/23	144,301	1,975
	Bullhorn, Inc.	11/21/22	222,254	18,928
	Epicor Software	06/01/20	2,000,000	45,313
	Fortis Solutions Group LLC	12/15/23	503,680	46,111
	Galls LLC	01/31/24	88,121	8,786
	Galls LLC	01/31/25	1,300,936	11,698
	Lytx, Inc.	08/31/22	363,158	28,838
	Mavis Tire Express Services Corp.	03/20/25	1,476,194	6,130
	Ministry Brands LLC	12/02/22	184,896	–	**
	MRI Software LLC	06/30/23	298,989	5,171
	National Technical Systems	06/12/21	250,000	10,184
	SLR Consulting Ltd.	05/23/25	GBP 274,937	8,091
	Solera LLC	03/03/21	7,101,000	335,855
	Trader Interactive	06/15/23	461,538	–	**
				$3,039,642
Total Return Bond Fund
	Acosta, Inc.	09/26/19	1,360,051	870,855
	Aspect Software, Inc.	07/15/23	2,046	28
				$870,883

*	The face amount is denominated in U.S. dollars unless otherwise indicated.

**	Security has a market value of $0.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 6 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Floating Rate Strategies Fund
	Airplanes Pass Through Trust
	2001-1A, 2.99% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 03/15/19[1,3]	12/27/11	$723,184	$15,689
	Mirabela Nickel Ltd.
	9.50% due 06/24/19[3]	12/31/13	1,160,811	127,982
			$1,883,995	$143,671
High Yield Fund
	Beverages & More, Inc.
	11.50% due 06/15/22	06/16/17	$3,084,013	$2,679,000
	Mirabela Nickel Ltd.
	9.50% due 06/24/19[3]	12/31/13	252,369	27,811
			$3,336,382	$2,706,811
Investment Grade Bond Fund
	Central Storage Safety Project Trust
	4.82% due 02/01/38	03/20/18	$1,025,674	$1,056,736
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[2]	05/09/14	138,121	106,840
	Highland Park CDO I Ltd.
	2006-1A, 3.05% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 11/25/51[1]	07/01/16	188,039	196,466
	Secured Tenant Site Contract Revenue Notes Series
	2018-1A, 3.97% due 06/15/48	05/25/18	1,088,958	1,106,077
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	442,938	433,910
			$2,883,730	$2,900,029
Limited Duration Fund
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[2]	05/09/14	$98,658	$76,314
	Secured Tenant Site Contract Revenue Notes Series
	2018-1A, 3.97% due 06/15/48	05/25/18	7,424,714	7,541,434
			$7,523,372	$7,617,748
Macro Opportunities Fund
	Airplanes Pass Through Trust
	2001-1A, 2.99% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 03/15/19[1,3]	01/18/12	$1,691,717	$36,706
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[2]	05/09/14	1,608,127	1,243,926
	Highland Park CDO I Ltd.
	2006-1A, 3.05% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 11/25/51[1]	04/14/15	1,301,819	1,620,843
	Mirabela Nickel Ltd.
	9.50% due 06/24/19[3]	12/31/13	1,710,483	188,542
	Princess Juliana International Airport Operating Company N.V.
	5.50% due 12/20/27	12/17/12	1,423,108	1,338,444
	Secured Tenant Site Contract Revenue Notes Series
	2018-1A, 4.70% due 06/15/48	05/25/18	6,928,135	7,030,406
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	2,067,435	2,025,295
	Turbine Engines Securitization Ltd.
	2013-1A, 6.38% due 12/13/48	11/27/13	1,497,223	1,322,317
			$18,228,047	$14,806,479
Total Return Bond Fund
	Airplanes Pass Through Trust
	2001-1A, 2.99% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 03/15/19[1,3]	11/30/11	$335,966	$7,168
	Central Storage Safety Project Trust
	4.82% due 02/01/38	02/02/18	21,228,398	21,663,094
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[2]	05/09/14	295,973	228,943
	Highland Park CDO I Ltd.
	2006-1A, 3.05% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 11/25/51[1]	07/01/16	1,410,293	1,473,494
	Princess Juliana International Airport Operating Company N.V.
	5.50% due 12/20/27	12/17/12	2,151,214	2,023,229
	Secured Tenant Site Contract Revenue Notes Series
	2018-1A, 3.97% due 06/15/48	05/25/18	22,719,625	23,076,788
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	738,622	723,567
			$48,880,091	$49,196,283

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

[1]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[3]	Security is in default of interest and/or principal obligations.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.